As filed with the Securities and Exchange Commission on April 30, 2018

Registration No.             333- 186031

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 11	☒

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 272	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Alison Ryan, Esquire

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499

(Name and Address of Agent for Service)

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Income EliteSM Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated April 30, 2018

(for Applications signed on or after May 1, 2018)

to the

Prospectus dated May 1, 2018

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2018 and June 30, 2018. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2018. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.35%

GROWTH PERCENTAGE

7.20%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

1

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica Income EliteSM II	333-186032
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica AxiomSM Variable Annuity	333-187913	Transamerica PrincipiumSM II Variable Annuity	333-187912
Income EliteSM Variable Annuity	333-187914	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

2

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated April 30, 2018

(for Applications signed on or after May 1, 2018)

to the

Prospectus dated May 1, 2018

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2018 and June 30, 2018. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2018. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.45%	1.45%
Base Benefit Designated Allocation Group B	1.10%	1.10%
Base Benefit Designated Allocation Group C	0.70%	0.70%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

GROWTH PERCENTAGE

5.50%

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica PrincipiumSM II Variable Annuity	333-187912	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

2

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Transamerica AxiomSM II	Transamerica PrincipiumSM III
Transamerica Variable Annuity I-Share	Transamerica Advisor EliteSM II
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated April 30, 2018

(for Applications signed on or after May 1, 2018)

to the

Prospectus dated May 1, 2018

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the rider fee and withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge Rider Fees, Transamerica Income Edge – Summary, Transamerica Income Edge – Withdrawal Percentage, and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2018 and June 30, 2018. The premium and rebalance allocation requirements, rider fee and/or withdrawal percentages may be different than those listed below for applications signed after June 30, 2018. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The premium and rebalance allocation requirements will not change for the life of your policy.    The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.25%

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	25%	25%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%

*The stable account is excluded from rebalancing

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option**	Rider Years 1-3 Withdrawal Percentage - Joint Life Option**	Rider Years 4+ Withdrawal Percentage - Single Life Option**	Rider Years 4+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.50%	5.00%	4.50%
65-79	5.00%	4.50%	6.00%	5.50%
≥ 80	6.00%	5.50%	7.00%	6.50%

** The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the premium and rebalance allocation requirements, rider fee and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Members® Variable Annuity Series	333-185573
Transamerica AxiomSM II	333-186029	Transamerica PrincipiumSM III	333-186030
Transamerica Variable Annuity I-Share	333-186031	Transamerica Advisor Elite II	333-186031
Transamerica InspireSM Variable Annuity	333-215598

2

TRANSAMERICA VARIABLE ANNUITY I-SHARE
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity I-Share. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2018
Statement of Additional Information Date: May 1, 2018

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP - Service Class
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
Vanguard VIF International Portfolio	Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Real Estate Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Adjusted Partial withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders	118
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® rider	122
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Transamerica Income Edge rider	123
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income Edge rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

separate account value—The portion of the policy value that is invested in the separate account.
stable account—A fixed account option, only available if you elect the Transamerica Income Edge rider, to which you must allocate a portion of your premium payments and policy value. Assets in the stable account are not subject to Separate Account Annual Expenses as set forth under FEE TABLE AND EXPENSE EXAMPES.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

INTRODUCTION
How to buy this variable annuity*
√ Choose Between Qualified and Non-Qualified(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy(4) Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
I-Share	$1,000	$5,000	0 years	0.20%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. This variable annuity may not be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on you application or electronic order form.
√ Choose investment options
•	Subaccounts – Underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income Edge(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
(1)	Investment or other restrictions may apply.
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, transfer cash value between investment options, or request special services. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%
Contingent Deferred Surrender Charge (as a percentage of premium surrendered)(1)	0%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$50
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	0.05%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.20%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.10%
Annual Step-Up Death Benefit	0.40%
Fund Facilitation Fee	0.60%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.20%
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)(6)
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%

Maximum
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
Transamerica Income Edge rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)(6)
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2017)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Transamerica Income Edge rider (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2017)	2.15%	1.40%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2017 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.15%
Highest Gross	15.95%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2017, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered or annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 1,870
3 Years	$ 4,930
5 Years	$ 7,264
10 Years	$10,956
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Surrender Charge: This product does not have a surrender charge.
2) Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on the greater of policy value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
TA International Equity Index – Service Class TA U.S. Equity Index – Service Class	0.15%

Fund	Annualized Fee %
AB Balanced Wealth Strategy Portfolio – Class B AB Growth and Income Portfolio – Class B Fidelity® VIP Balanced Portfolio – Service Class 2 Fidelity® VIP Contrafund® Portfolio – Service Class 2 Fidelity® VIP Mid Cap Portfolio – Service Class 2 Fidelity® VIP Value Strategies Portfolio – Service Class 2 State Street Total Return V.I.S. Fund – Class 3	0.20%
Wanger International Wanger USA	0.30%
American Funds - Asset Allocation Fund – Class 2 American Funds - Bond Fund – Class 2 American Funds - Growth Fund – Class 2 American Funds Growth-Income Fund – Class 2 American Funds International Fund – Class 2	0.40%
Vanguard VIF Equity Index Portfolio Vanguard VIF International Portfolio Vanguard VIF Mid-Cap Index Portfolio Vanguard VIF Real Estate Index Portfolio Vanguard VIF Short-Term Investment-Grade Portfolio Vanguard VIF Total Bond Market Index Portfolio	0.60%
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue target. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee and the Fund Facilitation fee, but does not include any annual Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
Transamerica Income Edge Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Variable Annuity I-Share.
An annuity is a contract between you (the owner) and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-market days or after our close of business on market days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each market day and ends at the close of regular trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new subaccounts or close existing subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider requires you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.

Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information).

However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
VANGUARD ® VARIABLE INSURANCE FUND	0.00%
WANGER ADVISORS TRUST	0.35%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2017 we received approximately $243.3 million for Transamerica Life Insurance Company and $17.4 million for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms (Advisors and Broker/Dealers are referred to as selling firms) with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2017, TCI and its affiliates received payments that totaled approximately $2,900,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Alliance Bernstein• American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC

•  Goldman Sachs • Invesco • Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors • MFS Investment Management • Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management • Neuberger Berman • New York Life/Mainstay Investments • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA • Thompson Siegel & Walmsley • Rowe Price Associates, Inc. • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Please note: As discussed under Distribution of Policies - Compensation to Investment Advisors and Broker-Dealers Selling the Policies, any fees that you pay your selling firm are separate from and in addition to the fees and expenses of the policy. If you elect to have these fees deducted from your policy through partial surrenders, such surrenders will reduce your policy value, may have tax consequences, and may reduce the value of any optional living benefit rider that you have elected (perhaps significantly) and may cause is termination.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the stable account as defined in the glossary.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.

Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, Annual Step-Up or Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.

This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments and deductions from your policy to pay your selling firm) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as spouses under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10),

408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment. Any systematic withdrawal in excess of the remaining rider withdrawal amount could reduce your rider values (perhaps significantly). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value, which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income Edge rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select–if you invest in certain investment options that satisfy the required allocations.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Please note: Any fees that you pay your selling firm are separate from and in addition to the fees and expenses of the policy. If you elect to have these fees deducted from your policy through partial surrenders, such surrenders will reduce your policy value, may have tax consequences, and may reduce the value of any optional living benefit rider that you have elected (perhaps significantly) and may cause its termination without value. You should fully understand how surrenders from your policy impact your rider values before deciding to elect any of the optional riders.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income Edge riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Guaranteed Principal SolutionSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Guaranteed Principal SolutionSM rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.

•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount (including withdrawals to pay advisory fees), because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:
•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.

•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value . After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value . After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government

Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. You should not view the Guaranteed Principal SolutionSM rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals (including withdrawals to pay advisory fees) in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).

For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rae Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;

•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
Transamerica Income Edge Rider
If you elect the Transamerica Income Edge rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income Edge rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income Edge rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income Edge - Summary
You may elect to purchase the optional Transamerica Income Edge rider, which provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica Income Edge rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income Edge rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income Edge rider are based on our claims-paying ability.
The Transamerica Income Edge rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Under the Transamerica Income Edge rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC).
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
If you elect the Transamerica Income Edge rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals (including withdrawals to pay advisory fees) in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income Edge rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.

Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 ½,
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.

Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.
Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the required allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income Edge – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.

Transamerica Income Edge – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).
See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income Edge Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income Edge – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income Edge – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:

•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income Edge –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.

Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the market day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income Edge - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a market day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next market day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income Edge – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income Edge Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market to the extent permitted by applicable law.
Transamerica Income Edge - Joint Life Option
If you elect the Transamerica Income Edge rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.

Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.
Transamerica Income Edge Rider Fees
Transamerica Income Edge Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a market day, the value of accumulation units redeemed will be determined as of the next market day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-186031 for TLIC and 333-186035 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income Edge Rider - Issue Requirements
We will not issue the Transamerica Income Edge rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law)

•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income Edge Rider - Termination
The Transamerica Income Edge rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;
•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income Edge rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. There is no excess interest adjustment upon annuitization. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Transamerica Income Edge riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income Edge rider will not terminate due to a misstatement of age.

Montana. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution rider, Additional Death Distribution + rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider and telephone transactions are not available. There is no excess interest adjustment. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. The Retirement Income Max® rider issue requirements for the annuitant are 59-85 for Single Life or 62 - 85 for Joint Life. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted. Transamerica Income Edge rider fees cannot be deducted from the stable account,
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.

Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulators actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.

Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Similarly, individual accounts are subject to the risk of unauthorized account access and transactions that target the funds in the accounts stemming from phishing schemes and other actions, or inactions by individual account holders (including the failure to maintain up-to-date security software and anti-virus programs). Such systems failures, cyber-attacks or unauthorized account access affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provider may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks, information security breaches or unauthorized account access in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.

You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay TCI an “override” on sales of policies which is not passed through to any selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through investment advisory firms, bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Investment Advisors and Broker-Dealers Selling the Policies. This policy is sold through investment advisors who may charge you a fee to manage your assets, including your policy value. The policies may also be offered to the public through broker-dealers (advisors and broker-dealers are referred to as “selling firms”). The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies.
There are no commission payments made by us or TCI to the selling firms. Any advisory or other ongoing fee payment is set by the selling firm and is independent of us and TCI. Any such fee payments are covered in a separate agreement between you and your selling firm, and are in addition to the fees and expenses described in this prospectus. We are not responsible for any issues or disputes that arise out of any fee arrangement between you and any selling firm. We have not made any independent investigation of any selling firm not do we endorse any selling firm or make any representations regarding their qualifications.
If you have a fee deducted directly from the policy to pay a selling firm, you will be required to provide written authorization to us and your account value will be reduced when the payments are deducted. The fee will no longer be available for deduction after the policy is annuitized. There may be tax consequences if you have a fee deducted directly from your policy to pay a selling firm. You should consult your tax advisor. If your policy is nonqualified, amounts deducted to pay your selling firm will be treated like any other distribution for federal tax purposes, and may be included in gross income. If your policy is qualified, such deductions from your policy may not be treated as a taxable distribution if certain conditions are met. You should consider whether paying such fees from another source might be more appropriate for you. Additionally, deductions from the policy for a fee to a selling firm will not only reduce your policy value, but may have significant negative consequences to the value of any optional living benefit rider you have elected. You should consult your sales representative.
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are are described further below.
The sales representative who sells you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2017, TCI paid such fees to at least 50 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. •  Signator Investors, Inc. • SII Investments, Inc. •  • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2017 TCI paid approximately $29,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus.  Please Note: We reserve the right to change investment choices for any optional riders subject to investment restrictions, except as otherwise provided in this prospectus. With regard to the Guaranteed Principal SolutionSM rider, this includes changing the PAM investment option as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders with a Guaranteed Principal SolutionSM rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: T achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Seeks capital appreciation and current income.
TA Aegon Government Money Market - Service Class(2)	Transamerica Aegon Government Money Market VP - Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP - Service Class	CBRE Clarion Securities, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Greystone International Growth - Service Class(3)	Transamerica Greystone International Growth VP - Service Class(3)	Greystone Managed Investments Inc.(3)
Investment Objective: Seeks capital growth.
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class	Jennison Associates LLC
Investment Objective: Seeks long-term growth of capital.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class	Managed by Aegon USA Investment Management, LLC.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return consistent with appreciation of capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: Seeks to achieve long-term growth of capital.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
VANGUARD ® VARIABLE INSURANCE FUND
Vanguard VIF International Portfolio	Vanguard VIF International Portfolio	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Investment Objective: To achieve long-term capital appreciation.
Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.
Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard's Fixed Income Group
Investment Objective: Seeks to provide current income while maintaining limited price volatility.
Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard's Fixed Income Group
Investment Objective: Seeks to track the performance of a broad, market-weighted bond index.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2018, Transamerica MFS International Equity VP subadvised by MFS Investment Management will be renamed Transamerica Greystone International Growth VP and will be subadvised by Greystone Managed Investments Inc.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in this subaccount on May 1, 2018. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2018, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
WANGER ADVISORS TRUST
Wanger International	Wanger International	Columbia Wanger Asset Management, LLC
Investment Objective: Seeks long-term capital appreciation.
Wanger USA	Wanger USA	Columbia Wanger Asset Management, LLC
Investment Objective: Seeks long-term capital appreciation.
The following subaccount was closed to new investments on September 11, 2017.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
VANGUARD ® VARIABLE INSURANCE FUND
Vanguard VIF Equity Index Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income Edge rider.  See Appendix - Transamerica Income Edge Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Prior to 2/1/18	Post 2/1/18	Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B	√	√			A
AB Growth and Income Portfolio - Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√	C
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	√	√
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	√	√
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	√	√
State Street Total Return V.I.S. Fund - Class 3	√	√			A
TA 60/40 Allocation - Service Class	√	√			A
TA AB Dynamic Allocation - Service Class	√	√		√	C
TA Aegon Government Money Market - Service Class	√	√	√	√	C
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	C
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√		√	B
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100 - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√			A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√		√	B
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			A
TA BlackRock Smart Beta 50 - Service Class	√	√		√	B
TA BlackRock Smart Beta 75 - Service Class	√	√			A
TA BlackRock Tactical Allocation - Service Class(1)	√	√			B
TA Clarion Global Real Estate Securities - Service Class	√	√
TA Greystone International Growth - Service Class	√	√
TA International Equity Index - Service Class	√	√
TA Janus Balanced - Service Class	√	√			A
TA Janus Mid-Cap Growth - Service Class	√	√
TA Jennison Growth - Service Class	√	√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	√	C
TA JPMorgan Asset Allocation - Growth - Service Class	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Prior to 2/1/18	Post 2/1/18	Group A, B or C
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	√	√			A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√		√	B
TA JPMorgan Core Bond - Service Class	√	√	√	√	C
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan International Moderate Growth - Service Class(1)	√	√			A
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√	C
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			A
TA Levin Large Cap Value - Service Class	√	√
TA Madison Diversified Income - Service Class	√	√	√	√	B
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	B
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	C
TA Managed Risk - Growth ETF - Service Class(1)	√	√			A
TA Market Participation Strategy - Service Class	√	√			B
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Multi-Managed Balanced - Service Class	√	√			A
TA Multi-Manager Alternative Strategies - Service Class	√	√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√			B
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√	C
TA PIMCO Tactical - Growth - Service Class(1)	√	√			A
TA PIMCO Total Return - Service Class	√	√	√	√	C
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	C
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√			A
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	B
TA Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA U.S. Equity Index - Service Class	√	√
TA WMC US Growth - Service Class	√	√
Vanguard VIF International Portfolio	√	√
Vanguard VIF Mid-Cap Index Portfolio	√	√
Vanguard VIF Real Estate Index Portfolio	√	√
Vanguard VIF Short-Term Investment-Grade Portfolio	√	√
Vanguard VIF Total Bond Market Index Portfolio	√	√
Wanger International(2)	√	√
Wanger USA(2)	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Prior to 2/1/18	Post 2/1/18	Group A, B or C
Fixed Account	√	√	√	√	C
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount is only available to owners that allocated policy value to the in the subaccount as of May 1, 2018. However, if any such owner surrenders or transfers all of his or her policy value from any such subaccount from the subaccount after May 1, 2018, that owner may not reinvest in the subaccount.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
TRANSAMERICA INCOME EDGE Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income Edge rider.
	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B		√
AB Growth and Income Portfolio - Class B		√
American Funds - Asset Allocation FundSM - Class 2		√
American Funds - Bond FundSM - Class 2	√
American Funds - Growth FundSM - Class 2		√
American Funds - Growth-Income FundSM - Class 2		√
American Funds - International FundSM - Class 2		√
Fidelity ® VIP Balanced Portfolio - Service Class 2		√
Fidelity ® VIP Contrafund® Portfolio - Service Class 2		√
Fidelity ® VIP Mid Cap Portfolio - Service Class 2		√
Fidelity ® VIP Value Strategies Portfolio - Service Class 2		√
State Street Total Return V.I.S. Fund - Class 3		√
TA 60/40 Allocation - Service Class		√
TA AB Dynamic Allocation - Service Class		√
TA Aegon Government Money Market - Service Class	√
TA Aegon High Yield Bond - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA Barrow Hanley Dividend Focused - Service Class		√
TA BlackRock Equity Smart Beta 100 - Service Class		√
TA BlackRock Global Allocation - Service Class		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		√
TA BlackRock Smart Beta 50 - Service Class		√
TA BlackRock Smart Beta 75 - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Clarion Global Real Estate Securities - Service Class		√
TA Greystone International Growth - Service Class		√
TA International Equity Index - Service Class		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA Jennison Growth - Service Class		√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)		√
TA JPMorgan Asset Allocation - Growth - Service Class		√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)		√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)		√

TRANSAMERICA INCOME EDGE Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA JPMorgan Core Bond - Service Class	√
TA JPMorgan Enhanced Index - Service Class		√
TA JPMorgan International Moderate Growth - Service Class(1)		√
TA JPMorgan Mid Cap Value - Service Class		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		√
TA Levin Large Cap Value - Service Class		√
TA Madison Diversified Income - Service Class		√
TA Managed Risk - Balanced ETF - Service Class(1)		√
TA Managed Risk - Conservative ETF - Service Class(1)		√
TA Managed Risk - Growth ETF - Service Class(1)		√
TA Market Participation Strategy - Service Class		√
TA Morgan Stanley Capital Growth - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA Multi-Manager Alternative Strategies - Service Class		√
TA PIMCO Tactical - Balanced - Service Class(1)		√
TA PIMCO Tactical - Conservative - Service Class(1)		√
TA PIMCO Tactical - Growth - Service Class(1)		√
TA PIMCO Total Return - Service Class	√
TA PineBridge Inflation Opportunities - Service Class	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)		√
TA Small Mid Cap Value - Service Class		√
TA T. Rowe Price Small Cap - Service Class		√
TA Torray Concentrated Growth - Service Class		√
TA TS&W International Equity - Service Class		√
TA U.S. Equity Index - Service Class		√
TA WMC US Growth - Service Class		√
Vanguard VIF International Portfolio		√
Vanguard VIF Mid-Cap Index Portfolio		√
Vanguard VIF Real Estate Index Portfolio		√
Vanguard VIF Short-Term Investment-Grade Portfolio	√
Vanguard VIF Total Bond Market Index Portfolio	√
Wanger International(2)		√
Wanger USA(2)		√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal

TRANSAMERICA INCOME EDGE Investment Options — (Continued)
investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount is only available to owners that allocated policy value to the subaccount as of May 1, 2018. However, if any such owner surrenders or transfers all of his or her policy value from any such subaccount after May 1, 2018, that owner may not reinvest in the subaccount.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2017. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$12.139232	$13.706008	0.000	0.000
AB Growth and Income Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$14.417156	$16.980138	0.000	0.000
American Funds - Asset Allocation FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$12.995181	$14.735585	0.000	0.000
American Funds - Bond FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$10.249696	$10.456464	0.000	0.000
American Funds - Growth FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.106976	$18.657283	1,307.254	0.000
American Funds - Growth-Income FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$14.948142	$17.698934	0.000	0.000
American Funds - International FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$10.996265	$13.864544	0.000	0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.147785	$14.915013	0.000	0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.364119	$16.992578	0.000	0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.284252	$16.852966	1,447.212	0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.112875	$15.257000	0.000	0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date January 17, 2017	2017	$11.677991	$13.183414	0.000	0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 17, 2017	2017	$10.858830	$11.676188	0.000	0.000
TA Aegon Government Money Market - Service Class Subaccount inception date January 17, 2017	2017	$9.781395	$9.726388	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 17, 2017	2017	$11.267964	$11.877802	0.000	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.909954	$10.020023	0.000	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.909954	$10.020023	0.000	0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.271060	$11.547502	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 17, 2017	2017	$14.062519	$16.137920	0.000	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date January 17, 2017	2017	$10.696425	$12.911024	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.269243	$12.528497	0.000	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$9.639376	$10.627060	0.000	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date January 17, 2017	2017	$9.420718	$10.840393	0.000	0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date January 17, 2017	2017	$10.328257	$11.466191	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date January 17, 2017	2017	$10.427759	$12.067832	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.617758	$12.755638	0.000	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 17, 2017	2017	$10.193703	$11.156404	0.000	0.000
TA Greystone International Growth - Service Class(6) Subaccount inception date January 17, 2017	2017	$10.478790	$12.898106	0.000	0.000
TA International Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999384	$11.094042	2,198.459	0.000
TA Janus Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.379380	$14.135038	0.000	0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.421546	$14.204826	0.000	0.000
TA Jennison Growth - Service Class Subaccount inception date January 17, 2017	2017	$15.198626	$19.852930	0.000	0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(7) Subaccount inception date January 17, 2017	2017	$10.883543	$12.049945	0.000	0.000
TA JPMorgan Asset Allocation - Growth - Service Class(8) Subaccount inception date January 17, 2017	2017	$12.302276	$14.935184	0.000	0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(9) Subaccount inception date January 17, 2017	2017	$11.761488	$13.773884	0.000	0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(10) Subaccount inception date January 17, 2017	2017	$11.258548	$12.826791	0.000	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date January 17, 2017	2017	$10.281734	$10.496376	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 17, 2017	2017	$14.687985	$17.389095	0.000	0.000
TA JPMorgan International Moderate Growth - Service Class(11) Subaccount inception date January 17, 2017	2017	$10.461896	$12.393735	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.760248	$16.500026	0.000	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.082222	$11.853027	0.000	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.833974	$11.784287	0.000	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.107433	$12.386483	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2017	$11.577112	$12.166069	0.000	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.166968	$12.439023	0.000	0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.103498	$12.133917	0.000	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.545104	$13.389725	0.000	0.000
TA Market Participation Strategy - Service Class Subaccount inception date January 17, 2017	2017	$11.761271	$12.889971	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 17, 2017	2017	$16.516296	$21.791897	0.000	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.901587	$14.427475	0.000	0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date January 17, 2017	2017	$10.088299	$10.422519	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$11.524535	$12.719671	0.000	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$11.341412	$12.320123	0.000	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.616278	$13.113475	0.000	0.000
TA PIMCO Total Return - Service Class Subaccount inception date January 17, 2017	2017	$10.159218	$10.485465	0.000	0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date January 17, 2017	2017	$9.228594	$9.388178	0.000	0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$10.557066	$11.589393	0.000	0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date January 17, 2017	2017	$10.617050	$12.516047	0.000	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date January 17, 2017	2017	$10.563316	$11.979151	0.000	0.000
TA Small Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.755923	$16.762306	0.000	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 17, 2017	2017	$15.334203	$18.363770	1,328.148	0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 17, 2017	2017	$13.803626	$16.507706	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date January 17, 2017	2017	$10.839384	$12.894931	0.000	0.000
TA U.S. Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999384	$11.263200	0.000	0.000
TA WMC US Growth - Service Class Subaccount inception date January 17, 2017	2017	$14.558849	$18.122165	0.000	0.000
Vanguard VIF Equity Index Portfolio(5) Subaccount inception date January 17, 2017		$14.976329	$17.769392	0.000	0.000
Vanguard VIF International Portfolio(5) Subaccount inception date January 17,2017	2017	$11.335620	$15.241174	0.000	0.000
Vanguard VIF Mid-Cap Index Portfolio(5) Subaccount inception date January 17,2017	2017	$14.608642	$16.903003	0.000	0.000
Vanguard VIF Real Estate Index Portfolio(5) Subaccount inception date January 17,2017	2017	$12.633838	$12.962612	0.000	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio(5) Subaccount inception date January 17,2017	2017	$10.317591	$10.375129	0.000	0.000
Vanguard VIF Total Bond Market Index Portfolio(5) Subaccount inception date January 17,2017	2017	$10.297409	$10.455400	0.000	0.000
Wanger International(3) Subaccount inception date January 17,2017	2017	10.500087	$13.489339	0.000	0.000
Wanger USA(3) Subaccount inception date January 17,2017	2017	$14.350585	$16.912919	0.000	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$12.207413	$13.835308	0.000	0.000
AB Growth and Income Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$14.417791	$17.045344	0.000	0.000
American Funds - Asset Allocation FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$13.068137	$14.874576	2,851.911	0.000
American Funds - Bond FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$10.307261	$10.555130	930.651	0.000
American Funds - Growth FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.191783	$18.833232	7,654.944	0.000
American Funds - Growth-Income FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.032076	$17.865875	1,503.166	0.000
American Funds - International FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$11.058016	$13.995312	9,312.354	0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.221571	$15.055664	0.000	0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.364751	$17.057835	3,096.868	0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.284884	$16.917674	3,514.154	0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.113454	$15.315575	0.000	0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date January 17, 2017	2017	$11.743584	$13.307784	0.000	0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 17, 2017	2017	$10.919776	$11.786306	0.000	0.000
TA Aegon Government Money Market - Service Class Subaccount inception date January 17, 2017	2017	$9.836246	$9.898157	211.530	1,355.276
TA Aegon High Yield Bond - Service Class Subaccount inception date January 17, 2017	2017	$11.268458	$11.923442	3,001.946	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.965566	$10.114537	2,558.104	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.9965566	$10.114537	0.000	0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.297807	$11.621539	2,233.773	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 17, 2017	2017	$14.063140	$16.199907	0.000	0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date January 17, 2017	2017	$10.710066	$12.976558	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.332485	$12.646636	11,902.086	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$9.671432	$10.702897	0.000	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date January 17, 2017	2017	$9.452035	$10.917733	908.089	1,369.689
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date January 17, 2017	2017	$10.341425	$11.524406	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date January 17, 2017	2017	$10.441056	$12.129099	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.682936	$12.875920	0.000	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 17, 2017	2017	$10.194148	$11.99269	0.000	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class(6) Subaccount inception date January 17, 2017	2017	$10.479250	$12.947634	3,195.861	0.000
TA International Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999712	$11.123849	4,321.917	0.000
TA Janus Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.448859	$14.268365	0.000	0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.422049	$14.259368	0.000	0.000
TA Jennison Growth - Service Class Subaccount inception date January 17, 2017	2017	$15.199296	$19.929148	0.000	0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(7) Subaccount inception date January 17, 2017	2017	$10.944648	$12.163620	38,901.153	0.000
TA JPMorgan Asset Allocation - Growth - Service Class(8) Subaccount inception date January 17, 2017	2017	$12.371311	$15.076009	0.000	0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(9) Subaccount inception date January 17, 2017	2017	$11.827518	$13.903796	0.000	0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(10) Subaccount inception date January 17, 2017	2017	$11.321748	$12.947752	0.000	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date January 17, 2017	2017	$10.339438	$10.595392	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 17, 2017	2017	$14.688632	$17.455874	0.000	0.000
TA JPMorgan International Moderate Growth - Service Class(11) Subaccount inception date January 17, 2017	2017	$10.520621	$12.510625	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.843099	$16.655633	799.018	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.144437	$11.964839	0.000	1,234.820
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.894789	$11.895436	0.000	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.169782	$12.503305	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2017	$11.577239	$12.194369	0.000	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.229654	$12.556351	3,260.917	0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.165823	$12.248369	7,242.309	0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.609910	$13.515992	0.000	0.000
TA Market Participation Strategy - Service Class Subaccount inception date January 17, 2017	2017	$11.827278	$13.011533	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 17, 2017	2017	$16.517024	$21.875560	5,917.685	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.973994	$14.563549	0.000	0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date January 17, 2017	2017	$10.088742	$10.462560	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$11.589196	$12.839609	0.000	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$11.405067	$12.436322	1,780.273	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.681465	$13.237149	0.000	973.056

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date January 17, 2017	2017	$10.216243	$10.584377	764.770	0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date January 17, 2017	2017	$9.2580401	$9.476754	0.000	0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$10.616339	$11.698713	1,894.515	0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date January 17, 2017	2017	$10.676655	$12.634102	0.000	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date January 17, 2017	2017	$10.622605	$12.092132	0.000	0.000
TA Small Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.756573	$16.826681	1,326.913	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 17, 2017	2017	$15.334883	$18.434318	3,675.984	0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 17, 2017	2017	$13.804232	$16.571112	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date January 17, 2017	2017	$10.839860	$12.944454	0.000	0.000
TA U.S. Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999712	$11.293457	2,157.926	0.000
TA WMC US Growth - Service Class Subaccount inception date January 17, 2017	2017	$14.559488	$18.191755	122.121	0.000
Vanguard VIF Equity Index Portfolio(5) Subaccount inception date January 17, 2017	2017	$15.060419	$17.937004	15,657.241	0.000
Vanguard VIF International Portfolio(5) Subaccount inception date January 17,2017	2017	$11.399301	$15.386946	10,868.561	0.000
Vanguard VIF Mid-Cap Index Portfolio(5) Subaccount inception date January 17,2017	2017	$14.690701	$17.062471	1,149.380	0.000
Vanguard VIF Real Estate Index Portfolio(5) Subaccount inception date January 17,2017	2017	$12.704752	$13.084880	3,205.546	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio(5) Subaccount inception date January 17,2017	2017	$10.375545	$10.473060	11,416.761	0.000
Vanguard VIF Total Bond Market Index Portfolio(5) Subaccount inception date January 17,2017	2017	$10.355243	$10.554067	9,821.409	0.000
Wanger International(3) Subaccount inception date January 17,2017	2017	$10.559018	$13.616521	1,596.985	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Wanger USA(3) Subaccount inception date January 17,2017	2017	$14.431122	$17.072404	0.000	0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.40% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	The beginning and ending AUV for this fund also reflects a 0.60% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(6)	Effective May 1, 2018, TA MFS International Equity was renamed TA Greystone International Growth.
(7)	Effective February 1, 2018, TA Asset Allocation - Conservative was renamed TA JPMorgan Asset Allocation - Conservative.
(8)	Effective February 1, 2018, TA Asset Allocation - Growth was renamed TA JPMorgan Asset Allocation - Growth.
(9)	Effective February 1, 2018, TA Asset Allocation – Moderate Growth was renamed TA JPMorgan Asset Allocation – Moderate Growth.
(10)	Effective February 1, 2018, TA Asset Allocation - Moderate was renamed TA JPMorgan Asset Allocation - Moderate.
(11)	Effective February 1, 2018, TA International Moderate Growth was renamed TA JPMorgan International Moderate Growth.
The TA 60/40 Allocation and TA Levin Large Cap Value had not commenced operation as of December 31, 2017, therefore, comparable data is not available.

APPENDIX
Excess Interest Adjustment Examples
Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions interest rates set by us have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E
R	=	the requested partial surrender;
E	=	the excess interest adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-32.65%	$ 67,277	$ 67,209	$100,000	$ 67,007	$100,000
2	25.66%	$ 84,543	$ 84,373	$100,000	$ 83,867	$100,000
3	23.62%	$104,509	$104,196	$100,000	$103,261	$103,261
4	3.53%	$108,199	$107,766	$100,000	$106,480	$106,480
5	12.12%	$121,352	$120,746	$100,000	$118,945	$118,945
6	17.51%	$142,597	$141,743	$100,000	$139,211	$139,211
7	10.27%	$157,237	$156,138	$100,000	$152,889	$152,889
8	-0.27%	$156,809	$155,558	$100,000	$151,864	$152,889
9	7.39%	$168,431	$166,921	$100,000	$162,469	$162,469
10	13.58%	$191,306	$189,401	$100,000	$183,799	$183,799
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 0.20% for Policy Value, 0.30% for Return of Premium and 0.60% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ rider is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT and SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE rider – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE rider – REBALANCING
EXAMPLES —  (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%	64%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE rider – REBALANCING
EXAMPLES —  (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE rider – REBALANCING
EXAMPLES —  (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max®, and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income Edge rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income Edge rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY I-SHARE
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity I-Share variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2018, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2018

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income Edge rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
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•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
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such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.
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Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods
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of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.
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Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in-capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We may also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. TCI paid no amounts in commissions in connection with the sale of the Policies.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
11

After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2017, and for the years ended December 31, 2017 and 2016, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2017 and 2016, and for each of the three years ended December 31, 2017 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are referenced in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
12

The Company
Transamerica Life Insurance Company (“TLIC”) did not maintain effective internal controls over the processes and procedures related to the appropriate accounting for intercompany/affiliated reinsurance, which limited their ability to detect and correct presentation errors. This aggregated deficiency resulted in a material weakness, and is not expected to have any material impact on our ability to perform our obligations under the terms of your contract. We are in the process of remediating this material weakness by enhancing the level of the processes and procedures related to intercompany/affiliated reinsurance. We believe that these enhanced processes and procedures will effectively remediate the material weakness, but the material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2017.
		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$12.139232	$13.706008	0.000	0.000
AB Growth and Income Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$14.417156	$16.980138	0.000	0.000
American Funds - Asset Allocation FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$12.995181	$14.735585	0.000	0.000
American Funds - Bond FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$10.249696	$10.456464	0.000	0.000
American Funds - Growth FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.106976	$18.657283	1,307.254	0.000
American Funds - Growth-Income FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$14.948142	$17.698934	0.000	0.000
American Funds - International FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$10.996265	$13.864544	0.000	0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.147785	$14.915013	0.000	0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.364119	$16.992578	0.000	0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.284252	$16.852966	1,447.212	0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.112875	$15.257000	0.000	0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date January 17, 2017	2017	$11.677991	$13.183414	0.000	0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 17, 2017	2017	$10.858830	$11.676188	0.000	0.000
TA Aegon Government Money Market - Service Class Subaccount inception date January 17, 2017	2017	$9.781395	$9.726388	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 17, 2017	2017	$11.267964	$11.877802	0.000	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.909954	$10.020023	0.000	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.909954	$10.020023	0.000	0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.271060	$11.547502	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 17, 2017	2017	$14.062519	$16.137920	0.000	0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date January 17, 2017	2017	$10.696425	$12.911024	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.269243	$12.528497	0.000	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$9.639376	$10.627060	0.000	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date January 17, 2017	2017	$9.420718	$10.840393	0.000	0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date January 17, 2017	2017	$10.328257	$11.466191	0.000	0.000
14

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date January 17, 2017	2017	$10.427759	$12.067832	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.617758	$12.755638	0.000	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 17, 2017	2017	$10.193703	$11.156404	0.000	0.000
TA Greystone International Growth - Service Class(6) Subaccount inception date January 17, 2017	2017	$10.478790	$12.898106	0.000	0.000
TA International Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999384	$11.094042	2,198.459	0.000
TA Janus Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.379380	$14.135038	0.000	0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.421546	$14.204826	0.000	0.000
TA Jennison Growth - Service Class Subaccount inception date January 17, 2017	2017	$15.198626	$19.852930	0.000	0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(7) Subaccount inception date January 17, 2017	2017	$10.883543	$12.049945	0.000	0.000
TA JPMorgan Asset Allocation - Growth - Service Class(8) Subaccount inception date January 17, 2017	2017	$12.302276	$14.935184	0.000	0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(9) Subaccount inception date January 17, 2017	2017	$11.761488	$13.773884	0.000	0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(10) Subaccount inception date January 17, 2017	2017	$11.258548	$12.826791	0.000	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date January 17, 2017	2017	$10.281734	$10.496376	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 17, 2017	2017	$14.687985	$17.389095	0.000	0.000
TA JPMorgan International Moderate Growth - Service Class(11) Subaccount inception date January 17, 2017	2017	$10.461896	$12.393735	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.760248	$16.500026	0.000	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.082222	$11.853027	0.000	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.833974	$11.784287	0.000	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.107433	$12.386483	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2017	$11.577112	$12.166069	0.000	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.166968	$12.439023	0.000	0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.103498	$12.133917	0.000	0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.545104	$13.389725	0.000	0.000
TA Market Participation Strategy - Service Class Subaccount inception date January 17, 2017	2017	$11.761271	$12.889971	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 17, 2017	2017	$16.516296	$21.791897	0.000	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.901587	$14.427475	0.000	0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date January 17, 2017	2017	$10.088299	$10.422519	0.000	0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$11.524535	$12.719671	0.000	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$11.341412	$12.320123	0.000	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.616278	$13.113475	0.000	0.000
TA PIMCO Total Return - Service Class Subaccount inception date January 17, 2017	2017	$10.159218	$10.485465	0.000	0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date January 17, 2017	2017	$9.228594	$9.388178	0.000	0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$10.557066	$11.589393	0.000	0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date January 17, 2017	2017	$10.617050	$12.516047	0.000	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date January 17, 2017	2017	$10.563316	$11.979151	0.000	0.000
TA Small Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.755923	$16.762306	0.000	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 17, 2017	2017	$15.334203	$18.363770	1,328.148	0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 17, 2017	2017	$13.803626	$16.507706	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date January 17, 2017	2017	$10.839384	$12.894931	0.000	0.000
TA U.S. Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999384	$11.263200	0.000	0.000
TA WMC US Growth - Service Class Subaccount inception date January 17, 2017	2017	$14.558849	$18.122165	0.000	0.000
Vanguard VIF Equity Index Portfolio(5) Subaccount inception date January 17, 2017		$14.976329	$17.769392	0.000	0.000
Vanguard VIF International Portfolio(5) Subaccount inception date January 17,2017	2017	$11.335620	$15.241174	0.000	0.000
Vanguard VIF Mid-Cap Index Portfolio(5) Subaccount inception date January 17,2017	2017	$14.608642	$16.903003	0.000	0.000
Vanguard VIF Real Estate Index Portfolio(5) Subaccount inception date January 17,2017	2017	$12.633838	$12.962612	0.000	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio(5) Subaccount inception date January 17,2017	2017	$10.317591	$10.375129	0.000	0.000
Vanguard VIF Total Bond Market Index Portfolio(5) Subaccount inception date January 17,2017	2017	$10.297409	$10.455400	0.000	0.000
Wanger International(3) Subaccount inception date January 17,2017	2017	10.500087	$13.489339	0.000	0.000
Wanger USA(3) Subaccount inception date January 17,2017	2017	$14.350585	$16.912919	0.000	0.000

		Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$12.207280	$13.822069	0.000	0.000
AB Growth and Income Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$14.417632	$17.029015	0.000	0.000
American Funds - Asset Allocation FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$13.067994	$14.860337	10,783.122	0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Bond FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$10.307148	$10.545019	2,895.827	0.000
American Funds - Growth FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.191616	$18.815199	29,086.126	0.000
American Funds - Growth-Income FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.031911	$17.848764	26,843.618	0.000
American Funds - International FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$11.057894	$13.981906	17,675.452	0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.221426	$15.041243	5,417.013	0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.364593	$17.041499	1,824.804	0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.284726	$16.901481	682.197	0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.113309	$15.300905	2,046.929	0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date January 17, 2017	2017	$11.743456	$13.295045	2,061.653	0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 17, 2017	2017	$10.919657	$11.775017	0.000	0.000
TA Aegon Government Money Market - Service Class Subaccount inception date January 17, 2017	2017	$9.836156	$9.808770	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 17, 2017	2017	$11.268334	$11.912005	3,254.220	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.965457	$10.104843	0.000	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.965457	$10.104843	0.000	0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.297694	$11.610404	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 17, 2017	2017	$14.062985	$16.184389	2,552.944	0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date January 17, 2017	2017	$10.709948	$12.964137	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.332360	$12.634538	0.000	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$9.671326	$10.692639	2,482.372	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date January 17, 2017	2017	$9.451931	$10.907279	2,114.597	0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date January 17, 2017	2017	$10.341312	$11.513372	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date January 17, 2017	2017	$10.440942	$12.117482	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.682808	$12.863579	0.000	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 17, 2017	2017	$10.194037	$11.188537	0.000	0.000
TA Greystone International Growth - Service Class(6) Subaccount inception date January 17, 2017	2017	$10.479135	$12.935238	5,942.808	0.000
TA International Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999630	$11.116391	3,034.919	0.000
TA Janus Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.448722	$14.254682	0.000	0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.421923	$14.245717	129.149	0.000
TA Jennison Growth - Service Class Subaccount inception date January 17, 2017	2017	$15.199128	$19.910058	3,058.201	0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(7) Subaccount inception date January 17, 2017	2017	$10.944527	$12.151956	0.000	0.000
TA JPMorgan Asset Allocation - Growth - Service Class(8) Subaccount inception date January 17, 2017	2017	$12.371175	$15.061564	0.000	0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(9) Subaccount inception date January 17, 2017	2017	$11.827388	$13.890474	0.000	0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(10) Subaccount inception date January 17, 2017	2017	$11.321624	$12.935367	43,165.325	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date January 17, 2017	2017	$10.339325	$10.585222	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 17, 2017	2017	$14.688470	$17.439163	0.000	0.000
TA JPMorgan International Moderate Growth - Service Class(11) Subaccount inception date January 17, 2017	2017	$10.520506	$12.498636	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.842936	$16.639682	1,732.696	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.144315	$11.953366	0.000	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.894669	$11.884039	0.000	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.169660	$12.491338	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2017	$11.577207	$12.187285	0.000	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.229531	$12.544320	0.000	0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.165701	$12.236627	0.000	0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.609782	$13.503048	0.000	0.000
TA Market Participation Strategy - Service Class Subaccount inception date January 17, 2017	2017	$11.827148	$12.999067	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 17, 2017	2017	$16.516842	$21.854617	8,241.623	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.973852	$14.549591	0.000	0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date January 17, 2017	2017	$10.088632	$10.452551	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$11.589069	$12.827312	0.000	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$11.404942	$12.424415	0.000	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.681337	$13.224452	0.000	0.000
TA PIMCO Total Return - Service Class Subaccount inception date January 17, 2017	2017	$10.216131	$10.574233	0.000	0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date January 17, 2017	2017	$9.280299	$9.467679	1,437.082	0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$10.616223	$11.687519	0.000	0.000
18

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date January 17, 2017	2017	$10.676537	$12.621994	0.000	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date January 17, 2017	2017	$10.622488	$12.080549	0.000	0.000
TA Small Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.756410	$16.810567	244.273	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 17, 2017	2017	$15.334713	$18.416656	5,065.193	0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 17, 2017	2017	$13.804081	$16.555232	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date January 17, 2017	2017	$10.839741	$12.932062	0.000	0.000
TA U.S. Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999630	$11.285885	52,277.454	0.000
TA WMC US Growth - Service Class Subaccount inception date January 17, 2017	2017	$14.559328	$18.174339	0.000	0.000
Vanguard VIF Equity Index Portfolio(5) Subaccount inception date January 17, 2017	2017	$15.060254	$17.919818	24,777.542	0.000
Vanguard VIF International Portfolio(5) Subaccount inception date January 17,2017	2017	$11.399176	$15.370229	8,982.044	0.000
Vanguard VIF Mid-Cap Index Portfolio(5) Subaccount inception date January 17,2017	2017	$14.690540	$17.046138	6,612.146	0.000
Vanguard VIF Real Estate Index Portfolio(5) Subaccount inception date January 17,2017	2017	$12.704614	$13.072343	4,234.270	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio(5) Subaccount inception date January 17,2017	2017	$10.375431	$10.463013	11,874.839	0.000
Vanguard VIF Total Bond Market Index Portfolio(5) Subaccount inception date January 17,2017	2017	$10.355130	$10.543946	45,729.028	0.000
Wanger International(3) Subaccount inception date January 17,2017	2017	$10.558902	$13.603489	0.000	0.000
Wanger USA(3) Subaccount inception date January 17,2017	2017	$14.430961	$17.056048	0.000	0.000

		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$12.207413	$13.835308	0.000	0.000
AB Growth and Income Portfolio - Class B(2) Subaccount inception date January 17, 2017	2017	$14.417791	$17.045344	0.000	0.000
American Funds - Asset Allocation FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$13.068137	$14.874576	2,851.911	0.000
American Funds - Bond FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$10.307261	$10.555130	930.651	0.000
American Funds - Growth FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.191783	$18.833232	7,654.944	0.000
American Funds - Growth-Income FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$15.032076	$17.865875	1,503.166	0.000
American Funds - International FundSM - Class 2(4) Subaccount inception date January 17, 2017	2017	$11.058016	$13.995312	9,312.354	0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.221571	$15.055664	0.000	0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.364751	$17.057835	3,096.868	0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$14.284884	$16.917674	3,514.154	0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2(2) Subaccount inception date January 17, 2017	2017	$13.113454	$15.315575	0.000	0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date January 17, 2017	2017	$11.743584	$13.307784	0.000	0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 17, 2017	2017	$10.919776	$11.786306	0.000	0.000
TA Aegon Government Money Market - Service Class Subaccount inception date January 17, 2017	2017	$9.836246	$9.898157	211.530	1,355.276
TA Aegon High Yield Bond - Service Class Subaccount inception date January 17, 2017	2017	$11.268458	$11.923442	3,001.946	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.965566	$10.114537	2,558.104	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 17, 2017	2017	$9.9965566	$10.114537	0.000	0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.297807	$11.621539	2,233.773	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 17, 2017	2017	$14.063140	$16.199907	0.000	0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date January 17, 2017	2017	$10.710066	$12.976558	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.332485	$12.646636	11,902.086	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$9.671432	$10.702897	0.000	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date January 17, 2017	2017	$9.452035	$10.917733	908.089	1,369.689
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date January 17, 2017	2017	$10.341425	$11.524406	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date January 17, 2017	2017	$10.441056	$12.129099	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.682936	$12.875920	0.000	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 17, 2017	2017	$10.194148	$11.99269	0.000	0.000
TA Greystone International Growth - Service Class(6) Subaccount inception date January 17, 2017	2017	$10.479250	$12.947634	3,195.861	0.000
TA International Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999712	$11.123849	4,321.917	0.000
TA Janus Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.448859	$14.268365	0.000	0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.422049	$14.259368	0.000	0.000
TA Jennison Growth - Service Class Subaccount inception date January 17, 2017	2017	$15.199296	$19.929148	0.000	0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(7) Subaccount inception date January 17, 2017	2017	$10.944648	$12.163620	38,901.153	0.000
TA JPMorgan Asset Allocation - Growth - Service Class(8) Subaccount inception date January 17, 2017	2017	$12.371311	$15.076009	0.000	0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(9) Subaccount inception date January 17, 2017	2017	$11.827518	$13.903796	0.000	0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(10) Subaccount inception date January 17, 2017	2017	$11.321748	$12.947752	0.000	0.000
20

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date January 17, 2017	2017	$10.339438	$10.595392	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 17, 2017	2017	$14.688632	$17.455874	0.000	0.000
TA JPMorgan International Moderate Growth - Service Class(11) Subaccount inception date January 17, 2017	2017	$10.520621	$12.510625	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.843099	$16.655633	799.018	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date January 17, 2017	2017	$11.144437	$11.964839	0.000	1,234.820
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$10.894789	$11.895436	0.000	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.169782	$12.503305	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2017	$11.577239	$12.194369	0.000	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.229654	$12.556351	3,260.917	0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.165823	$12.248369	7,242.309	0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date January 17, 2017	2017	$11.609910	$13.515992	0.000	0.000
TA Market Participation Strategy - Service Class Subaccount inception date January 17, 2017	2017	$11.827278	$13.011533	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 17, 2017	2017	$16.517024	$21.875560	5,917.685	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 17, 2017	2017	$12.973994	$14.563549	0.000	0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date January 17, 2017	2017	$10.088742	$10.462560	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date January 17, 2017	2017	$11.589196	$12.839609	0.000	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$11.405067	$12.436322	1,780.273	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date January 17, 2017	2017	$11.681465	$13.237149	0.000	973.056
TA PIMCO Total Return - Service Class Subaccount inception date January 17, 2017	2017	$10.216243	$10.584377	764.770	0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date January 17, 2017	2017	$9.2580401	$9.476754	0.000	0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date January 17, 2017	2017	$10.616339	$11.698713	1,894.515	0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date January 17, 2017	2017	$10.676655	$12.634102	0.000	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date January 17, 2017	2017	$10.622605	$12.092132	0.000	0.000
TA Small Mid Cap Value - Service Class Subaccount inception date January 17, 2017	2017	$14.756573	$16.826681	1,326.913	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 17, 2017	2017	$15.334883	$18.434318	3,675.984	0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 17, 2017	2017	$13.804232	$16.571112	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date January 17, 2017	2017	$10.839860	$12.944454	0.000	0.000
21

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA U.S. Equity Index - Service Class(1) Subaccount inception date January 17, 2017	2017	$9.999712	$11.293457	2,157.926	0.000
TA WMC US Growth - Service Class Subaccount inception date January 17, 2017	2017	$14.559488	$18.191755	122.121	0.000
Vanguard VIF Equity Index Portfolio(5) Subaccount inception date January 17, 2017	2017	$15.060419	$17.937004	15,657.241	0.000
Vanguard VIF International Portfolio(5) Subaccount inception date January 17,2017	2017	$11.399301	$15.386946	10,868.561	0.000
Vanguard VIF Mid-Cap Index Portfolio(5) Subaccount inception date January 17,2017	2017	$14.690701	$17.062471	1,149.380	0.000
Vanguard VIF Real Estate Index Portfolio(5) Subaccount inception date January 17,2017	2017	$12.704752	$13.084880	3,205.546	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio(5) Subaccount inception date January 17,2017	2017	$10.375545	$10.473060	11,416.761	0.000
Vanguard VIF Total Bond Market Index Portfolio(5) Subaccount inception date January 17,2017	2017	$10.355243	$10.554067	9,821.409	0.000
Wanger International(3) Subaccount inception date January 17,2017	2017	$10.559018	$13.616521	1,596.985	0.000
Wanger USA(3) Subaccount inception date January 17,2017	2017	$14.431122	$17.072404	0.000	0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.40% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	The beginning and ending AUV for this fund also reflects a 0.60% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(6)	Effective May 1, 2018, TA MFS International Equity was renamed TA Greystone International Growth.
(7)	Effective February 1, 2018, TA Asset Allocation - Conservative was renamed TA JPMorgan Asset Allocation - Conservative.
(8)	Effective February 1, 2018, TA Asset Allocation - Growth was renamed TA JPMorgan Asset Allocation - Growth.
(9)	Effective February 1, 2018, TA Asset Allocation – Moderate Growth was renamed TA JPMorgan Asset Allocation – Moderate Growth.
(10)	Effective February 1, 2018, TA Asset Allocation - Moderate was renamed TA JPMorgan Asset Allocation - Moderate.
(11)	Effective February 1, 2018, TA International Moderate Growth was renamed TA JPMorgan International Moderate Growth.
The TA 60/40 Allocation and TA Levin Large Cap Value had not commenced operation as of December 31, 2017, therefore, comparable data is not available.
22

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
After February 1, 2018	1.35%
Growth Percentages
Date	Percentage
Prior to February 1, 2018	5.50%
After February 1, 2018	7.20%
New York single life Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage
Prior to February 1, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
After February 1, 2018	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 6.00%
New York Joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to February 1, 2018	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.70% 5.70%
After February 1, 2018	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.50%
23

APPENDIX
Prior Allocation and Withdrawal Percentages
The table below identifies the prior percentages for the Transamerica Income Edge rider.
Required Allocation Percentages
		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
Prior to February 1, 2018	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	20%	80%	25%	100%
	Flexible Investment Options	0%	60%	0%	75%
Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4+ Withdrawal Percentage - Single Life Option	Rider Years 4+ Withdrawal Percentage - Joint Life Option
Prior to February 1, 2018	0-58	0.00%	0.00%	0.00%	0.00%
	59-64	4.00%	3.50%	5.00%	4.50%
	65-79	5.00%	4.50%	6.00%	5.50%
	≥80	6.00%	5.50%	7.00%	6.50%
24

F I N A N C I A L   S T A T E M E N T S – S T A T U T O R Y   B A S I S

A N D   S U P P L E M E N T A R Y   I N F O R M A T I O N

Transamerica Life Insurance Company

Years Ended December 31, 2017, 2016 and 2015

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the statutory balance sheets as of December 31, 2017 and 2016, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2017, 2016, and 2015.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016 or the results of its operations or its cash flows for the years ended December 31, 2017, 2016, and 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016 and the results of its operations and its cash flows for the years ended December 31, 2017, 2016, and 2015, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Summary of Investments - Other Than Investments in Related Parties of the Company as of December 31, 2017 and the Supplementary Insurance Information and Reinsurance of the Company as of December 31, 2017, 2016, and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 30, 2018

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2017	2016
Admitted assets
Cash, cash equivalents and short-term investments	$1,788,997	$1,555,214
Bonds	26,866,118	38,483,482
Preferred stocks	102,747	102,709
Common stocks	2,954,730	2,547,695
Mortgage loans on real estate	4,202,142	5,641,558
Real estate	189,044	121,897
Policy loans	580,338	607,746
Securities lending reinvested collateral assets	2,460,919	2,303,603
Derivatives	801,215	866,950
Other invested assets	1,609,797	2,207,214

Total cash and invested assets	41,556,047	54,438,068

Accrued investment income	376,787	510,947
Premiums deferred and uncollected	108,500	149,211
Current federal income tax recoverable	760,764	524,017
Net deferred income tax asset	534,723	863,844
Variable annuity reserve hedge offset deferral	86,794	575,869
Other assets	1,067,423	1,169,129
Separate account assets	80,820,068	73,774,288

Total admitted assets	$125,311,106	$132,005,373

Liabilities and capital and surplus

Aggregate reserves for policies and contracts	$24,911,935	$37,363,159
Policy and contract claim reserves	396,176	549,053
Liability for deposit-type contracts	1,012,374	3,370,720
Other policyholders’ funds	17,782	18,126
Transfers from separate accounts due or accrued	(1,260,595)	(1,515,226)
Funds held under reinsurance treaties	4,089,838	3,603,948
Asset valuation reserve	693,506	813,683
Interest maintenance reserve	478,089	894,015
Derivatives	794,861	1,314,458
Payable for collateral under securities loaned and other transactions	2,866,693	3,018,034
Borrowed money	4,111,930	2,267,594
Other liabilities	959,694	1,432,983
Separate account liabilities	80,820,067	73,655,055

Total liabilities	$119,892,350	$126,785,602
Total capital and surplus	5,418,756	5,219,771

Total liabilities and capital and surplus	$125,311,106	$132,005,373

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	2015
Revenues
Premiums and other considerations	$(3,210,091)	$14,022,652	$14,299,073
Net investment income	2,391,767	2,405,198	2,428,955
Commissions and expense allowances on reinsurance ceded	668,328	451,545	581,823
Reserve adjustment on reinsurance ceded	(1,210,892)	13,653	(191,378)
Consideration received on reinsurance recapture and novations	462,313	7,326	49,723
Separate accounts net gain from operations	139,852	-	-
Fee revenue and other income	1,665,971	1,530,836	1,463,049

Total revenue	907,248	18,431,210	18,631,245

Benefits and expenses
Death benefits	1,428,999	1,543,390	1,376,035
Annuity benefits	971,208	1,157,200	1,201,449
Accident and health benefits	141,823	327,969	427,224
Surrender benefits	12,476,609	9,770,320	9,453,043
Other benefits	130,136	154,153	120,151
Net increase (decrease) in reserves	(12,451,224)	1,546,868	(1,354,476)
Commissions	901,852	1,046,135	1,324,189
Net transfers to (from) separate accounts	(1,482,085)	1,365,071	5,047,719
IMR adjustment due to reinsurance	(2,065,984)	81,293	(9,477)
General insurance expenses and other	877,104	899,485	875,339

Total benefits and expenses	928,438	17,891,884	18,461,196

Gain (loss) from operations before dividends and federal income taxes	(21,190)	539,326	170,049

Dividends to policyholders	8,056	5,969	5,894

Gain (loss) from operations before federal income taxes	(29,246)	533,357	164,155
Federal income tax (benefit) expense	(1,088,892)	(108,241)	(6,378)

Net gain (loss) from operations	1,059,646	641,598	170,533
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(538,938)	(308,708)	(343,731)

Net income (loss)	$520,708	$332,890	$(173,198)

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2015	$6,762	$1,597	$(58,000)	$150,000	$3,433,747	$667	$2,453,744	$5,988,517
Net income (loss)	-	-	-	-	-	-	(173,198)	(173,198)
Change in net unrealized capital gains/losses, net of taxes	-	-	-	-	-	-	115,262	115,262
Change in net deferred income tax asset	-	-	-	-	-	-	294,500	294,500
Change in nonadmitted assets	-	-	-	-	-	-	(298,204)	(298,204)
Change in surplus in separate accounts	-	-		-	-	-	6,858	6,858
Change in surplus as a result of reinsurance	-	-	-	-	-	-	(108,266)	(108,266)
Dividends to stockholders	-	-	-	-	-	-	(50,000)	(50,000)
Return of capital	-	-	-	-	(300,000)	-	-	(300,000)
Other changes - net	-	-	-	-	(37,209)	1,625	14,800	(20,784)
Balance at December 31, 2015	$6,762	$1,597	$(58,000)	$150,000	$3,096,538	$2,292	$2,255,496	$5,454,685
Net income (loss)	-	-	-	-	-	-	332,890	332,890
Change in net unrealized capital gains/losses, net of taxes	-	-	-	-	-	575,869	(536,397)	39,472
Change in net deferred income tax asset	-	-	-	-	-	-	191,511	191,511
Change in nonadmitted assets	-	-	-	-	-	-	106,536	106,536
Change in asset valuation reserve	-	-	-	-	-	-	60,538	60,538
Change in surplus in separate accounts	-	-	-	-	-	-	2,604	2,604
Cumulative effect of change in accounting principle	-	-	-	-	-	-	(276,042)	(276,042)
Dividends to stockholders	-	-	-	-	-	-	(385,630)	(385,630)
Return of capital	-	-	-	-	(314,056)	-	-	(314,056)
Other changes - net	-	(315)	-	-	(3,652)	(225)	11,455	7,263
Balance at December 31, 2016	$6,762	$1,282	$(58,000)	$150,000	$2,778,830	$577,936	$1,762,961	$5,219,771

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2016	$6,762	$1,282	$(58,000)	$150,000	$2,778,830	$577,936	$1,762,961	$5,219,771
Net income (loss)	-	-	-	-	-	-	520,708	520,708
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	(489,075)	1,163,759	674,684
Change in net deferred income tax asset	-	-	-	-	-	-	(905,304)	(905,304)
Change in nonadmitted assets	-	-	-	-	-	-	458,625	458,625
Change in asset valuation reserve	-	-	-	-	-	-	120,177	120,177
Change in surplus in separate accounts	-	-	-	-	-	-	(117,876)	(117,876)
Change in surplus as a result of reinsurance	-	-	-	-	-	-	230,908	230,908
Return of capital	-	-	-	-	(297,572)	-	-	(297,572)
Dividends to stockholders	-	-	-	-	-	-	(480,523)	(480,523)
Other changes - net	-	(298)	-	-	(626)	981	(4,899)	(4,842)

Balance at December 31, 2017	$6,762	$984	$(58,000)	$150,000	$2,480,632	$89,842	$2,748,536	$5,418,756

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	2015
Operating activities
Premiums and annuity considerations	$5,334,399	$12,158,028	$14,361,992
Net investment income	2,368,128	2,226,910	2,309,798
Other income	6,634,042	2,011,519	1,759,927
Benefit and loss related payments	(15,489,520)	(12,890,472)	(12,576,579)
Net transfers from separate accounts	1,757,093	(1,237,126)	(5,110,244)
Commissions and operating expenses	(1,868,853)	(1,897,305)	(2,202,781)
Dividends paid to policyholders	(7,348)	(6,935)	(7,743)
Federal income taxes (paid) received	660,336	(203,264)	(279,806)

Net cash provided by (used in) operating activities	(611,723)	161,355	(1,745,436)

Investing activities
Proceeds from investments sold, matured or repaid	$9,707,267	$12,834,302	$15,453,602
Costs of investments acquired	(7,489,659)	(14,363,288)	(14,784,702)
Net increase (decrease) in policy loans	27,407	41,992	39,965

Net cash provided by (used in) investing activities	$2,245,015	$(1,486,994)	$708,865

Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$(309,179)	$(333,074)	$(327,213)
Dividends to stockholders	(480,523)	(385,630)	(50,000)
Net deposits (withdrawals) on deposit-type contracts	(2,130,086)	(217,744)	(328,515)
Net change in borrowed money	1,833,515	1,769,852	30,508
Net change in funds held under reinsurance treaties	(220,588)	(108,899)	688,121
Net change in payable for collateral under securities lending and other transactions	(151,384)	(800,797)	(332,116)
Other cash (applied) provided	58,736	670,439	450,648

Net cash provided by (used in) financing and miscellaneous activities	(1,399,509)	594,147	131,433

Net increase (decrease) in cash, cash equivalents and short-term investments	233,783	(731,492)	(905,138)

Cash, cash equivalents and short-term investments:
Beginning of year	1,555,214	2,286,706	3,191,844

End of year	$1,788,997	$1,555,214	$2,286,706

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2017	2016	2015

Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow

Transfer of bonds and mortgage loans related to reinsurance agreement with third party	$7,196,754	$-	$-
Transfer of bonds, mortgage loans, and derivatives related to affiliated reinsurance amendment	$5,650,741	$2,648,094
Transfer of bonds to settle reinsurance obligations	$172,338	$113,566	$345,914
Asset transfer of ownership between hedge funds	$62,567	$-	$-

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December  31, 2017

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Prior to September 30, 2015, all outstanding common shares of the Company were owned by Transamerica International Holdings, Inc. (TIHI). Prior to September 29, 2015, the Series B preferred shares of the Company were owned by Transamerica Corporation (TA Corp) and AEGON USA, LLC (AEGON). On September 29, 2015, TA Corp and AEGON contributed their respective share of the Company’s Series B preferred share to TIHI. Effective September 30, 2015, TIHI merged into CGC. As a result of this merger, the Company is now wholly-owned by CGC.

On January 1, 2016, the Company completed a merger with Global Preferred Re Limited (GPRe), a Bermuda-domiciled affiliate. On October 1, 2015, the Company completed a merger with Stonebridge Life Insurance Company (SLIC), a Vermont-domiciled affiliate. The mergers were accounted for in accordance with Statement of Statutory Accounting Principles (SAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of GPRe and SLIC were carried forward to the merged company. As a result of the merger, GPRe and SLIC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers, and financial institutions.

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements:

The Company, with the permission of the Iowa Commissioner of Insurance, is allowed special accounting treatment for certain hedges of interest rate exposures on variable annuity products that would not otherwise conform to current accounting guidance under SSAP No. 86 – Derivatives of the NAIC SAP. The Company recognizes a reserve hedge offset deferral for the difference between the hedge results associated with a highly effective clearly defined hedge strategy related to variable annuity interest rate risks and the corresponding interest-rate related impact to variable annuity results. During 2017 and 2016, the deferral was granted and will be amortized through special surplus funds, change in net unrealized capital gains (losses) financial statement line, on a straight line basis over a period of 10 years beginning in the period of deferral. The Company may request permission from the IID for the deferral annually.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

The Company previously disclosed a state permitted practice to record the value of its wholly-owned Bermuda domiciled life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP or foreign statutory basis financial statements equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No.97 – Investments in Subsidiary, Controlled and Affiliated Entities, paragraph 9. Changes in the Bermuda Insurance Act 1978 require TLB to file audited GAAP or IFRS financials with the Bermuda Monetary Authority in 2016 rather than statutory basis financials. As a result of the change in the Bermuda regulation, the Company began recording the value of TLB in accordance with SSAP No. 97 in first quarter of 2016, therefore eliminating the need for a permitted practice.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2017	2016	2015
Net income (loss), State of Iowa basis				$520,708	$332,890	$(173,198)
State prescribed practices that are an increase(decrease) from NAIC SAP: Separate account asset valuation	56	NA	NA	-	-	-

State permitted practices that are an increase(decrease) from NAIC SAP: Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	-	-	-
TLB	97	Balance Sheet	Common Stock	-	-	-

Net income (loss), NAIC SAP				$520,708	$332,890	$(173,198)

Statutory surplus, state of Iowa basis	XXX	XXX	XXX	$5,418,756	$5,219,771	$5,454,685
State prescribed practices that are an increase(decrease) from NAIC SAP: Separate account asset valuation	56	NA	NA	-	-	-

State permitted practices that are an increase(decrease) from NAIC SAP: Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	(86,794)	(575,869)	-
TLB	97	Balance Sheet	Common Stock	-	-	74,225

Statutory surplus, NAIC SAP	XXX	XXX	XXX	$5,331,962	$4,643,902	$5,528,910

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are primarily reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

(D)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a USD denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

Repurchase agreement transactions are accounted for as secured borrowings.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of receivables from reinsurance, accounts receivable and company owned life insurance. Company owned life insurance is carried at cash surrender value.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under NAIC SAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries and affiliated companies

Investments in subsidiaries, controlled and affiliated companies (SCA) companies are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors

Recent Accounting Pronouncements

Effective January 1, 2017, the NAIC adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the NAIC adopted revisions to SSAP No. 41, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

cost or fair value. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 31, 2017, the NAIC adopted revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective December 31, 2017, the NAIC adopted revisions to SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, which remove SVO-identified instruments (as defined in the SSAP) from the definition of a bond, and provide guidance for these instruments separately from bonds. The SVO-identified instruments will be required to be reported at fair value, using net asset value as a practical expedient, unless the investment qualifies for, and the reporting entity elects, use of a documented systematic value approach. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Change in Accounting Principles

The Company began recording the value of its foreign insurance subsidiary in accordance with SSAP No. 97 in 2016, therefore eliminating the need for a permitted practice. This change in accounting impacted the carrying value of the subsidiary and the AVR reported on the Company’s balance sheet. The cumulative effect of implementing the change in accounting effective January 1, 2016, was a $276,042 decrease in capital and surplus. The cumulative effect consisted of two components, a $142,142 change in unrealized loss on the subsidiary and a $133,900 increase in AVR.

During 2015, the Company had $20,999 of change reserve in valuation basis which was recorded directly as a reduction of surplus.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation.

Reclassifications

The Company reclassified certain balances within the statutory financial statement presentation on the Balance Sheets, Statements of Operations and Statements of Cash Flows to better align with industry practice. All prior period amounts were reclassified to conform with the current period presentation. The Company did not change any financial statement totals reported in the prior periods as a result of reclassifications.

Revision to Prior Years

During 2017, the Company identified errors in prior year financial statements for which the Company has determined it appropriate to revise. The Company assessed the materiality of these revisions and concluded these revisions are not material to the December 31, 2016 and 2015 financial statements as a whole. The following tables show the impact of the revision:

		As of December 31, 2016

		Revisions of errors

Balance Sheet	As reported	Financial statement presentation	Distributions from subsidiary	Other adjustments	As revised

Cash, cash equivalents, and short–term investments	$1,470,814	$84,400	$–	$–	$1,555,214
Bonds	38,632,034	(148,552)	–	–	38,483,482
Other invested assets	2,058,662	148,552	–	–	2,207,214
Other assets	1,038,183	130,946	–	–	1,169,129

Total admitted assets	$131,790,027	$215,346	$–	$–	$132,005,373

Aggregate reserves for policies and contracts	37,375,059	–		(11,900)	37,363,159
Other liabilties	1,190,754	215,346		26,883	1,432,983

Total liabilities	126,555,273	215,346	–	14,983	126,785,602
Total capital and surplus	5,234,754	–		(14,983)	5,219,771

Total liabilities and capital and surplus	$131,790,027	$215,346	$–	$–	$132,005,373

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Year Ended December 31, 2016

		Revisions of errors

Statement of Operations	As reported	Financial statement presentation	Distributions from subsidiary	Other adjustments	As revised

Revenues
Net investment income	$2,533,198	$–	$(128,000)	$–	$2,405,198

Total revenue	18,559,210	–	(128,000)	–	18,431,210
Benefits and expenses
Net increase (decrease) in reserves	1,546,068	–	–	800	1,546,868
Commissions	1,029,935	–	–	16,200	1,046,135

Total benefits and expenses	17,874,884	–	–	17,000	17,891,884
Gain (loss) from operations before federal income taxes	678,357	–	(128,000)	(17,000)	533,357
Federal income tax (benefit) expense	(101,441)	–	–	(6,800)	(108,241)

Net gain (loss) from operations	779,798	–	(128,000)	(10,200)	641,598

Net income (loss)	$471,090	$–	$(128,000)	$(10,200)	$332,890

		Year Ended December 31, 2016

		Revisions of errors

Statement of Changes in Capital and Surplus	As reported	Financial statement presentation	Distributions from subsidiary	Other adjustments	As revised

Balance at December 31, 2015	$5,449,209	$–	$(16,800)	$22,276	$5,454,685
Net income (loss)	471,090	–	(128,000)	(10,200)	332,890
Change in net unrealized capital gain/losses, net of tax	(113,128)	–	144,800	7,800	39,472
Change in net deferred income tax asset	183,306	–	–	8,205	191,511
Change in nonadmitted assets	114,741	–	–	(8,205)	106,536
Other changes - net	42,122	–	–	(34,859)	7,263

Balance at December 31, 2016	$5,234,754	$–	$–	$(14,983)	$5,219,771

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Year Ended December 31, 2016

		Revisions of errors

Statement of Cash Flows	As reported	Financial statement presentation	Distributions from subsidiary	Other adjustments	As revised

Net investment income	$2,356,181	$(1,271)	$(128,000)	$–	$2,226,910
Benefit and loss related payments	(13,002,709)	112,237	–	–	(12,890,472)

Net cash provided by operating activities	178,389	110,966	(128,000)	–	161,355
Proceeds from investments sold, matured or repaid	12,937,386	(231,084)	128,000	–	12,834,302
Cost of investments acquired	(14,480,806)	117,518	–	–	(14,363,288)

Net cash provided by (used in) investing activities	(1,501,428)	(113,566)	128,000	–	(1,486,994)
Other cash (applied) provided	590,039	80,400	–	–	670,439

Net cash provided by (used in) financing and miscellaneous activities	513,747	80,400	–	–	594,147
Net increase (decrease) in cash, cash equivalents and short–term investments	(809,292)	77,800	–	–	(731,492)
Cash, cash equivalents and short–term investments:
Beginning of year	$2,280,106	$6,600	$–	$–	$2,286,706

End of year	$1,470,814	$84,400	$–	$–	$1,555,214

		Year Ended December 31, 2015

		Revisions of errors

Statement of Operations	As reported	Financial statement presentation	Distributions from subsidiary	Other adjustments	As revised

Revenues
Premiums and other considerations	$14,805,287	$(506,214)	$–	$–	$14,299,073
Net investment income	2,411,194	–	–	17,761	2,428,955

Total revenue	19,119,698	(506,214)	–	17,761	18,631,245
Benefits and expenses:
Surrender benefits	9,855,357	(402,314)	–	–	9,453,043
Net increase (decrease) in reserves	(1,359,176)	–	–	4,700	(1,354,476)
Net transfers to (from) separate accounts	5,151,619	(103,900)	–	–	5,047,719

Total benefits and expenses	18,962,710	(506,214)	–	4,700	18,461,196
Gain (loss) from operations before federal income taxes	151,094	–	–	13,061	164,155
Federal income tax (benefit) expense	(9,618)	–	–	3,240	(6,378)

Net gain (loss) from operations	160,712	–	–	9,821	170,533

Net income (loss)	$(183,019)	$–	$–	$9,821	$(173,198)

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Revisions of errors

Statement of Changes in Capital and Surplus	As reported	Financial statement presentation	Distributions from subsidiary	Other adjustments	As revised

Balance at December 31, 2014	$5,999,557	$-	$-	$(11,040)	$5,988,517
Net income (loss)	(183,019)	-	-	9,821	(173,198)
Change in net unrealized capital gain/losses, net of tax	95,872	-	(16,800)	36,190	115,262
Change in net deferred income tax asset	300,765	-	-	(6,265)	294,500
Change in nonadmitted assets	(318,398)	-	-	20,194	(298,204)
Other changes - net	5,840	-	-	(26,624)	(20,784)

Balance at December 31, 2015	$5,449,209	$-	$(16,800)	$22,276	$5,454,685

		Revisions of errors

Statement of Cash Flows	As reported	Financial statement presentation	Distributions from subsidiary	Other adjustments	As revised

Premiums and annuity considerations	$14,868,206	$(506,214)	$-	$-	$14,361,992
Net investment income	2,306,617	3,181	-	-	2,309,798
Benefit and loss related payments	(12,846,598)	270,019	-	-	(12,576,579)
Net transfers from separate accounts	(5,214,144)	103,900	-	-	(5,110,244)

Net cash provided by (used in) operating activities	(1,616,322)	(129,114)	-	-	(1,745,436)
Cost of investments acquired	(15,130,616)	345,914	-	-	(14,784,702)

Net cash provided by (used in) investing activities	362,951	345,914	-	-	708,865
Other cash (applied) provided	660,848	(210,200)	-	-	450,648

Net cash provided by (used in) financing and miscellaneous activities	341,633	(210,200)	-	-	131,433
Net increase (decrease) in cash, cash equivalents and short-term investments	$(911,738)	$6,600	$-	$-	$(905,138)
Cash, cash equivalents and short-term investments:

End of year	$2,280,106	$6,600	$-	$-	$2,286,706

Financial statement presentations:

Management has determined that the amounts primarily relate to misclassifications of balances within the Balance Sheet as of December 31, 2016 and the Statements of Operations and Cash Flows for the years ended December 31, 2016 and 2015:

•

Related party reinsurance receivables and payables should not be classified as balances due to/from affiliates but classified as reinsurance receivables/payables. This change resulted in offsetting understatements of total assets and total liabilities due to the netting of receivable and payable balances in prior years. The amounts are reported in other assets and other liabilities on the Balance Sheets. The classification error also resulted in offsetting misstatements to cash provided by (used in) operating activities and cash provided by (used in) financing and miscellaneous activities.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

•	Certain surplus note assets had been misclassified as bonds instead of other invested assets on the Balance Sheets, however this error had no impact to total invested assets.

•

A misclassification between cash and an intercompany account was identified while reviewing cash account reconciliations. This change resulted in an offsetting misstatement to cash and other liabilities on the Balance Sheet. The error also resulted in a misstatement to cash provided by (used in) financing and miscellaneous activities and the end of year cash balance in the Statements of Cash Flows.

•

A non-cash asset transfers in support of quarterly reinsurance obligations had not been properly eliminated from the Statements of Cash Flows. This resulted in offsetting misstatement to cash provided by (used in) operating activities and net cash provided by (used in) investing activities.

•

An investment of certain separate account sub-accounts were not properly eliminated which resulted in duplication of transactional entries causing offsetting misstatements to premiums and other considerations, surrender benefits, and net transfers to separate accounts in the Statement of Operations for the year ended December 31, 2015. The error also resulted in offsetting misstatements within the cash provided by (used in) operating activities for the year ended December 31, 2015.

Distribution from subsidiary:

Management determined that distributions from an investment subsidiary were characterized as net investment income and should have been a return on investment as the subsidiary did not have sufficient distributable earnings. The classification error resulted in misstatements to net investment income on the Statement of Operations and change in net unrealized capital/gain loss on the Statement of Changes in Capital and surplus. Ending capital and surplus as of December 31, 2016 was not misstated due to the classification error. The error also resulted in offsetting misstatements to cash provided by (used in) operating activities and net cash provided by (used in) investing activities in the Statement of Cash Flows for the year ended December 31, 2016.

Other Adjustments:

Other adjustments primarily relate to actuarial modeling errors and accounting policy errors. The Company considered the impacts of each of these errors to be not material both individually and in the aggregate and concluded that none were significant for individual categorization herein.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.
Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2017 and 2016, respectively:

	December 31, 2017
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,543,548	$1,543,566	$1,035,520	$508,028	$–
Short-term notes receivable from affiliates	168,300	168,300	–	168,300	–
Bonds	29,199,310	26,866,118	8,409,475	20,167,308	622,527
Preferred stocks, other than affiliates	94,354	95,585	–	91,174	3,180
Common stocks, other than affiliates	203,091	203,091	5,320	20	197,751
Mortgage loans on real estate	4,330,683	4,202,142	–	–	4,330,683
Other invested assets	232,122	195,050	–	226,170	5,952
Options	170,119	170,119	–	170,119	–
Interest rate swaps	574,599	574,448	–	541,454	33,145
Currency swaps	8,349	10,269	–	8,349	–
Credit default swaps	55,537	36,620	–	55,537	–
Equity swaps	9,760	9,760	–	9,760	–
Policy loans	580,338	580,338	–	580,338	–
Securities lending reinvested collateral	2,460,919	2,460,919	–	2,460,919	–
Separate account assets	80,149,650	80,096,666	76,888,437	3,253,417	7,796

Liabilities
Investment contract liabilities	12,427,585	11,460,334	–	251,404	12,176,181
Options	45,443	45,443	–	45,443	–
Interest rate swaps	305,657	438,194	–	303,184	2,473
Currency swaps	5,041	2,776	–	5,041	–
Credit default swaps	(12,107)	23,526	–	(12,107)	–
Equity swaps	284,921	284,921	–	284,921	–
Separate account annuity liabilities	74,664,347	74,665,853	1,550	74,619,387	43,410

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2016
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,435,906	$1,435,906	$–	$1,435,906	$–
Short-term notes receivable from affiliates	–	–	–	–	–
Bonds	41,564,816	38,483,482	8,543,520	32,146,440	874,856
Preferred stocks, other than affiliates	94,325	95,547	–	91,172	3,153
Common stocks, other than affiliates	194,833	194,833	1,905	–	192,928
Mortgage loans on real estate	5,801,102	5,641,558	–	–	5,801,102
Other invested assets	353,438	297,571	–	345,757	7,681
Options	182,667	182,667	–	182,667	–
Interest rate swaps	678,868	587,537	–	674,938	3,930
Currency swaps	21,819	21,408	–	21,819	–
Credit default swaps	36,173	26,828	–	36,173	–
Equity swaps	48,509	48,509	–	48,509	–
Policy loans	607,746	607,746	–	607,746	–
Securities lending reinvested collateral	2,303,603	2,303,603	–	2,303,603	–
Separate account assets	72,675,382	72,638,065	69,229,744	3,399,333	46,305

Liabilities
Investment contract liabilities	17,237,938	15,077,116	–	265,681	16,972,257
Options	82,070	82,070	–	82,070	–
Interest rate swaps	183,689	806,424	–	(179,214)	362,903
Currency swaps	1,666	76	–	1,666	–
Credit default swaps	13,478	44,647	–	13,478	–
Equity swaps	381,242	381,242	–	381,242	–
Separate account annuity liabilities	66,986,814	66,987,131	1,996	66,926,286	58,532

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

	2017
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$21,438	$14,618	$36,056

Total bonds	–	21,438	14,618	36,056

Preferred stock
Industrial and miscellaneous	–	1,964	3,180	5,144

Total preferred stock	–	1,964	3,180	5,144

Common stock
Mutual funds	–	5	–	5
Industrial and miscellaneous	5,320	15	197,751	203,086

Total common stock	5,320	20	197,751	203,091

Cash equivalents and short-term
Money market mutual funds	1,035,520	–	–	1,035,520

Total cash equivalents and short-term	1,035,520	–	–	1,035,520

Securities lending reinvested collateral	–	2,460,919	–	2,460,919
Derivative assets	–	721,333	31,703	753,036
Separate account assets	76,780,559	2,607,246	51,040	79,438,845

Total assets	$77,821,399	$5,812,920	$298,292	$83,932,611

Liabilities:
Derivative liabilities	$–	$679,730	$2,473	$682,203
Separate account liabilities	1,550	–	–	1,550

Total liabilities	$1,550	$679,730	$2,473	$683,753

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$–	$1,124	$–	$1,124
Industrial and miscellaneous	–	20,216	18,746	38,962
Hybrid securities	–	2,573	–	2,573

Total bonds	–	23,913	18,746	42,659

Preferred stock
Industrial and miscellaneous	–	–	3,153	3,153

Total preferred stock	–	–	3,153	3,153

Common stock
Mutual funds	761	–	–	761
Industrial and miscellaneous	1,144	–	192,928	194,072

Total common stock	1,905	–	192,928	194,833

Short-term investments
Government	–	598,723	–	598,723
Industrial and miscellaneous	–	820,579	–	820,579
Sweep accounts	–	16,604	–	16,604

Total short-term investments	–	1,435,906	–	1,435,906

Securities lending reinvested collateral	–	2,303,603	–	2,303,603
Derivative assets	–	813,180	3,930	817,110
Separate account assets	69,213,345	2,706,809	45,420	71,965,574

Total assets	$69,215,250	$7,283,411	$264,177	$76,762,838

Liabilities:
Derivative liabilities	$–	$878,117	$362,903	$1,241,020
Separate account liabilities	1,996	871	–	2,867

Total liabilities	$1,996	$878,988	$362,903	$1,243,887

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Preferred stock classified in Level 3 is internally valued using significant unobservable inputs.

Common stock classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Common stocks classified in Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

Transfers from Level 1 to Level 2 for common stock were attributable to securities being valued using third party vendor inputs, subsequently changing to being valued using external money managers during 2017.

Transfers from Level 1 to Level 2 for separate account common stock were attributable to securities being valued using third party vendor inputs at December 31, 2015, subsequently changing to being valued using external money managers during 2016.

Transfers from Level 2 to Level 1 for short term securities were attributable to money market mutual funds being valued at amortized cost, subsequently changed to being valued using vendor pricing during Q4 2017.

Transfers from Level 1 to Level 2 for separate account bonds were attributable to securities being valued using an index at December 31, 2015, subsequently changing to being valued using a different index during 2016.

Transfers from Level 1 to Level 2 for separate account common stock were attributable to securities being valued using third party vendor inputs, subsequently changing to being valued using external money manager during 2017.

Transfers from Level 2 to Level 1 for separate account common stock were attributable to securities being valued using external money managers at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets classified in Level 3 for 2017 and 2016:

	Beginning Balance at January 1, 2017	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Government	$–	$–	$–	$(8)	$8
RMBS	–	–	–	(30)	30
Other	18,746	2,571	2,555	2	1,306
Preferred stock	3,153	–	–	–	(518)
Common stock	192,928	7	6	(2,246)	1,896
Derivatives	(358,974)	457	–	(174,683)	387,747
Separate account assets	45,420	3,249	2,719	16	4,887

Total	$(98,727)	$6,284	$5,280	$(176,949)	$395,356

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2017

Bonds
Government	$–	$–	$–	$–	$–
RMBS	–	–	–	–	–
Other	–	6,082	–	11,533	14,618
Preferred stock	546	–	–	–	3,180
Common stock	155	12,164	1,000	6,148	197,751
Derivatives	–	–	(8,536)	(166,147)	29,230
Separate account assets	5,393	–	755	4,452	51,040

Total	$6,094	$18,246	$(6,781)	$(144,014)	$295,819

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2016	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Government	$–	$–	$–	$(9)	$9
RMBS	1,439	–	1,428	(122)	116
Other	21,439	885	184	(2,852)	5,003
Preferred stock	–	–	–	512	(101)
Common stock	118,338	–	–	–	101
Derivatives	(13,426)	–	–	(189,403)	(348,382)
Separate account assets	32,569	5,578	9,142	15,896	81

Total	$160,359	$6,463	$10,754	$(175,978)	$(343,173)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2016
Bonds
Government	$–	$–	$–	$–	$–
RMBS	–	–	–	5	–
Other	1,663	–	–	7,208	18,746
Preferred stock	3,254	–	–	512	3,153
Common stock	73,000	1,689	200	–	192,928
Derivatives	2,834	–	(80,527)	(108,876)	(358,974)
Separate account assets	1,520	–	–	1,082	45,420

Total	$82,271	$1,689	$(80,327)	$(100,069)	$(98,727)

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost, subsequently changing to being carried at fair value during 2017. Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2015 and subsequently changing to being carried at fair value during 2016.

Transfers out for bonds were the result of a security being carried at fair value, subsequently changing to being carried at amortized cost during 2017. Transfers out for bonds were the result of a security being carried at fair value at December 31, 2015, subsequently changing to being carried at amortized cost during 2016.

Transfers in for common stocks were attributable to securities being valued using third party vendor inputs, subsequently changing to being valued using a stale price during 2017.

Transfers out for common stocks were attributable to securities being valued using broker quotes, subsequently changing to being valued using third party vendor inputs during 2017.

Transfers in for separate account bonds were attributable to a security being valued using a stale price, subsequently changing to being valued using broker quotes during 2017. Transfers in for separate account assets were attributable to securities being valued using third party vendor inputs

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

at December 31, 2015 and subsequently changing to being valued using broker quotes during 2016.

Transfers out for separate account bonds were attributable to securities being valued using a stale price or broker quotes, subsequently changing to being valued using third party vendor inputs during 2017. Transfers out for separate account assets were attributable to securities being valued using a stale price at December 31, 2015 and subsequently changing to being valued using third party vendor inputs during 2016. In addition, transfers out for separate account assets were attributable to securities being valued using broker quotes at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2017, the Company held no property as held-for- sale. The Company had parcels of land that were held for sale as of December 31, 2016. Fair value less cost to sell of these properties was $8,570. Two parcels of land had a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2016.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017
Bonds:
United States Government and agencies	$7,608,636	$641,623	$83,506	$8,166,753
State, municipal and other government	605,420	62,573	4,509	663,484
Hybrid securities	279,523	42,592	11,135	310,980
Industrial and miscellaneous	14,161,753	1,500,166	65,237	15,596,681
Mortgage and other asset-backed securities	4,210,786	296,492	45,867	4,461,412

Total bonds	26,866,118	2,543,446	210,254	29,199,310
Unaffiliated preferred stocks	95,585	5,552	6,783	94,354

	$26,961,703	$2,548,998	$217,037	$29,293,664

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$187,538	$15,572	$19	$203,091

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Bonds:
United States Government and agencies	$7,909,126	$480,225	$276,098	$8,113,253
State, municipal and other government	846,024	38,500	21,056	863,468
Hybrid securities	463,953	21,551	29,150	456,354
Industrial and miscellaneous	22,524,122	2,926,363	221,692	25,228,793
Mortgage and other asset-backed securities	6,735,275	298,695	137,661	6,896,309
Affiliated bonds	4,982	1,657	–	6,639

Total bonds	38,483,482	3,766,991	685,657	41,564,816
Unaffiliated preferred stocks	95,547	3,771	4,992	94,326

	$38,579,029	$3,770,762	$690,649	$41,659,142

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$179,505	$15,621	$293	$194,833

The carrying amount and estimated fair value of bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2017
December 31:	Carrying Value	Fair Value
Due in one year or less	$809,307	$824,425
Due after one year through five years	4,310,609	4,483,201
Due after five years through ten years	4,703,004	5,152,079
Due after ten years	12,832,412	14,278,193

	22,655,332	24,737,898
Mortgage and other asset-backed securities	4,210,786	4,461,412

	$26,866,118	$29,199,310

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2017 and 2016 is as follows:

	2017

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$1,132,368	$81,324	$185,141	$2,182
State, municipal and other government	82,535	4,141	42,106	368
Hybrid securities	72,531	11,135	–	–
Industrial and miscellaneous	1,161,032	49,060	975,964	16,177
Mortgage and other asset-backed securities	590,847	30,460	666,486	15,407

Total bonds	3,039,313	176,120	1,869,697	34,134

Preferred stocks-unaffiliated	18,284	6,722	3,846	61
Common stocks-unaffiliated	–	–	549	19

	$3,057,597	$182,842	$1,874,092	$34,214

	2016

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$–	$–	$3,765,738	$276,098
State, municipal and other government	49,698	9,136	290,257	11,920
Hybrid securities	107,667	26,842	65,108	2,308
Industrial and miscellaneous	845,412	81,739	3,754,485	140,208
Mortgage and other asset-backed securities	673,363	74,418	2,512,512	63,243

Total bonds	1,676,140	192,135	10,388,100	493,777

Preferred stocks-unaffiliated	22,207	4,802	4,736	190
Common stocks-unaffiliated	–	–	1,726	293

	$1,698,347	$196,937	$10,394,562	$494,260

During 2017 and 2015, respectively, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis. During 2016 there was $27,182 of loan-backed structured securities with a recognized OTTI due to the inability or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2017, 2016 and 2015 the Company recognized OTTI of $7,751, $17,321 and $10,428, respectively.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2017, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
05948KV63	$4,957	$4,954	$3	$4,954	$4,651	3/31/2017
05950WAM0	3,936	1,968	1,968	1,968	2,359	3/31/2017
65536PAA8	812	795	17	795	534	3/31/2017
61751NAM4	583	–	583	–	317	3/31/2017
48123HAA1	574	461	113	461	158	3/31/2017
059523AS9	126	5	121	5	19	3/31/2017
65536PAA8	758	747	10	748	551	6/30/2017
70557RAB6	6,179	6,044	134	6,044	4,852	6/30/2017
48123HAA1	440	425	15	425	139	6/30/2017
52108MDN0	4,563	3,448	1,115	3,448	2,371	6/30/2017
52108HYQ1	710	–	710	–	–	6/30/2017
52108HYP3	2,539	–	2,539	–	–	6/30/2017
65536PAA8	713	704	9	704	545	9/30/2017
48123HAA1	391	299	92	299	105	9/30/2017
52522QAM4	43,179	42,924	255	42,924	37,554	12/31/2017
65536PAA8	682	664	17	664	512	12/31/2017
48123HAA1	288	263	24	263	69	12/31/2017
126380AA2	5,203	5,178	26	5,178	5,179	12/31/2017

			$7,751

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2017 and 2016 is as follows:

	2017		2016
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$30,444	$28,759	$74,418	$86,409
The aggregate related fair value of securities with unrealized losses	589,801	690,608	673,363	2,548,835

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

At December 31, 2017 and 2016, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 435 and 326 securities with a carrying amount of $3,240,439 and $1,905,967, and an unrealized loss of $182,842 and $196,937 with an average price of 94.4 and 89.7 (fair value/amortized cost). Of

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

this portfolio, 88.9% and 66.2% were investment grade with associated unrealized losses of $132,062 and $105,393, respectively.

At December 31, 2017 and 2016, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 457 and 1,128 securities with a carrying amount of $1,907,737 and $10,886,803 and an unrealized loss of $34,195 and $493,967 with an average price of 98.2 and 95.5 (fair value/amortized cost). Of this portfolio, 86.6% and 96.4% were investment grade with associated unrealized losses of $26,208 and $471,156, respectively.

At December 31, 2017 and 2016, respectively, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2017 and 2016, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 5 and 4 securities with a cost of $592 and $2,020 and an unrealized loss of $43 and $294 with an average price of 92.8 and 85.5 (fair value/cost).

The following structured notes were held at December 31, 2017 and 2016:

December 31, 2017
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$4,296	$4,802	$4,301	NO
44965UAA2	205	241	205	NO
912810QV3	14,974	15,644	16,022	NO
912810RA8	772,522	951,760	831,117	NO
912810RL4	1,195,281	1,333,989	1,249,924	NO

Total	$1,987,278	$2,306,436	$2,101,569

December 31, 2016
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$11,561	$11,074	$11,566	NO
G52836AB2	10,050	10,310	10,050	NO
912810QV3	14,974	14,392	15,722	NO
912810RA8	772,522	873,726	809,956	NO
912810RL4	1,195,281	1,225,476	1,222,583	NO

Total	$2,004,388	$2,134,978	$2,069,877

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5* Securities	Book /Adjusted Carrying Value	Fair Value
December 31, 2017
Bond, amortized cost	4	$33,531	$35,359
Loan-backed and structured securities, amortized cost	1	9	9

Total	5	$33,540	$35,368

December 31, 2016
Bond, amortized cost	2	$14,644	$1 4,473
Loan-backed and structured securities, amortized cost	1	432	430

Total	3	$15,076	$14,903

During 2017, the Company sold, redeemed or otherwise disposed of 105 securities as a result of a callable feature which generated investment income of $44,617 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2017	2016	2015
Proceeds	$17,572,041	$10,218,560	$12,429,993

Gross realized gains	$2,371,708	$155,810	$180,050
Gross realized losses	(146,551)	(117,206)	(158,916)

Net realized capital gains (losses)	$2,225,157	$38,604	$21,134

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2017, 2016 and 2015 of $18,892 , $40,319 and $13,947 , respectively.

At December 31, 2017 and 2016, the Company had no investments in restructured securities.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans

The credit qualities of mortgage loans by type of property for the year ended December 31, 2017 and 2016 were as follows:

December 31, 2017
	Farm	Commercial	Mezzanine	Total
AAA - AA	$16,247	$2,421,619	$–	$2,437,866
A	41,447	1,549,298	–	1,590,745
BBB	–	125,975	–	125,975
BB	–	16,144	–	16,144
B	8,912	49,118	–	58,030

	$66,606	$4,162,154	$–	$4,228,760

December 31, 2016
	Farm	Commercial	Mezzanine	Total
AAA - AA	$–	$3,418,276	$–	$3,418,276
A	68,833	1,832,506	–	1,901,339
BBB	–	255,494	–	255,494
BB	–	58,846	–	58,846
B	9,024	–	–	9,024

	$77,857	$5,565,122	$–	$5,642,979

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2017, the Company issued mortgage loans with a maximum interest rate of 7.35% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2017 at the time of origination was 77%. During 2016, the Company issued mortgage loans with a maximum interest rate of 8.71% and a minimum interest rate of 3.00% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination was 91%. During 2015, the Company issued mortgage loans with a maximum interest rate of 4.59% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2015 at the time of origination was 75%.

During 2017 or 2016, the Company did not reduce the interest rate on any outstanding mortgage loans.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2017 and 2016.

	Farm	Residential		Commercial
		Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2017
Recorded Investment (All)
(a) Current	$66,606	$–	$–	$–	$4,153,714	$–	$4,220,320
(b) 30-59 Days Past Due	–	–	–	–	3,641	–	3,641
(c) 60-89 Days Past Due	–	–	–	–	–	–	–
(d) 90-179 Days Past Due	–	–	–	–	–	–	–
(e) 180+ Days Past Due	–	–	–	–	4,799	–	4,799
Participant or Co-lender in
Mortgage Loan Agreement
(a) Recorded Investment	$34,964	$–	$–	$–	$1,252,751	$–	$1,287,715

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2016
Recorded Investment (All)
(a) Current	$77,857	$–	$–	$–	$5,565,122	$–	$5,642,979
(b) 30-59 Days Past Due	–	–	–	–	–	–	–
(c) 60-89 Days Past Due	–	–	–	–	–	–	–
(d) 90-179 Days Past Due	–	–	–	–	–	–	–
(e) 180+ Days Past Due	–	–	–	–	–	–	–
Participant or Co-lender in
Mortgage Loan Agreement
(a) Recorded Investment	$36,297	$–	$–	$–	$1,023,342	$–	$1,059,639

At December 31, 2017, multiple mortgage loans with a carrying value of $4,799 were non-income producing for the previous 180 days, and at December 31, 2016, no mortgage loans were non-income producing. There was no accrued interest related to these mortgage loans at December 31, 2017 or 2016. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2017 and 2016 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2017 and 2016, respectively, the Company held $49,118 and $6,077 in impaired loans with related allowance for credit losses of $26,618 and $1,421. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2017 and 2016, respectively. There were no mortgage loans submit to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2017 and 2016 was $10,793 and $9,820, respectively.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2017	2016	2015
Balance at beginning of period	$1,421	$1,569	$7,693
Additions, net charged to operations	26,618	174	7,225
Recoveries in amounts previously charged off	(1,421)	(322)	(13,349)

Balance at end of period	$26,618	$1,421	$1,569

The following table provides the aggregate amount of mortgage loans derecognized as a result of foreclosure and the collateral recognized:

	Year Ended December 31
	2017	2016
Aggregate amount of mortgage loans derecognized	$–	$10,522
Real estate collateral recognized	–	10,543
Other collateral recognized	–	–
Receivables recognized from a government guarantee of the foreclosed mortgage loan	–	–

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2017, 2016 and 2015, respectively, the Company recognized $5,359, $677 and $92 of interest income on impaired loans. Interest income of $2,806, $786 and $289, respectively, was recognized on a cash basis for the years ended December 31, 2017, 2016 and 2015.

At December 31, 2017 and 2016, the Company held a mortgage loan loss reserve in the AVR of $42,871 and $53,388, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2017	2016		2017	2016
Pacific	29%	25%	Apartment	46%	38%
South Atlantic	20	21	Retail	23	24
Middle Atlantic	18	18	Office	17	21
W. North Central	8	9	Industrial	9	11
W. South Central	8	8	Other	2	3
Mountain	7	7	Agricultural	2	2
E. North Central	6	7	Medical	1	1
E. South Central	4	4
New England	1	1

At December 31, 2017, 2016 and 2015, the Company had mortgage loans with a total net admitted asset value of $83,445, $81,895 and $86,311, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2017, 2016 and 2015 related to such restructurings. At December 31, 2017 and 2016 there was one commitment for $3,000 to lend additional funds to debtors owing receivables

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $4,033, $7,500 and $3,356 were taken on real estate in 2017, 2016 and 2015, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations.

The carrying value of the Company’s real estate assets at December 31, 2017 and 2016 was as follows:

	2017	2016
Home office properties	$84,719	$84,670
Investment properties	104,325	8,112
Properties held for sale	-	29,115
	$189,044	$121,897

The properties classified as held for sale as of December 31, 2016 were reclassified during 2017 because sale of these properties was unlikely to occur within one year. These properties were either reclassified to held for the production of income or properties occupied by the Company.

Accumulated depreciation on real estate at December 31, 2017 and 2016, was $71,624 and $65,765, respectively.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Other Invested Assets

During 2017, the Company recorded impairments of $10,619, $54,902, and $6,269 throughout 2017, 2016, and 2015. These impairments were primarily related to private equity funds, except for 2016, which also included an impairment for a tax credit fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2017, the Company reassigned its ownership interest in the Prisma Spectrum Fund for an additional interest in the Zero Beta Fund in the amount of $62,567, which resulted in a realized gain of $16,974.

Tax Credits

At December 31, 2017, the Company had ownership interests in forty-nine LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2018 to 2029 is $38,608. Other LIHTC tax benefits recognized during 2017 was $12,366. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2016, the Company had ownership interests in fifty-two LIHTC investments. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2029 is $48,742. LIHTC tax credits recognized during 2016 was $6,423. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2017 and 2016:

		December 31, 2017
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount	*
Low-Income Housing Tax Credits	MA	$1,332	$7,400
Economic Redevelopment and Growth Tax Credits	NJ	2,982	14,449

Total		$4,314	$21,849

		December 31, 2016
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	4,669	15,497

Total		$6,001	$24,497

*The	unused amount reflects credits that the Company deems will be realizable in the period from 2018 to 2029.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2017	2016
Fair value - positive	$1,098,479	$1,803,598
Fair value - negative	(909,070)	(1,497,706)

For those years ended December 31, 2017, 2016 and 2015, the Company has recorded unrealized gains (losses) of ($120,083) and ($591,186) and $272,952, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2017, 2016 and 2015 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 26 years for forecasted hedge transactions. At December 31, 2017 and 2016, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2017 and 2016, the Company has accumulated deferred gains in the amount of $1,898 and $30,231, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2018.

Summary of realized gains (losses) by derivative type for year-end December 31, is as follows:

	2017	2016	2015

Options:
Calls	$2,067	$1,524	$7,014
Caps	(1,203)	–	–
Puts	(1,337)	10,700	25,396
Collars	–	–	–

Total options	$(473)	$12,224	$32,410

Swaps:
Interest rate	$307,519	$642,433	$(187,530)
Credit	10,107	3,046	(278)
Foreign exchange	—	(2,959)	–
Total return	(1,412,666)	(510,883)	(324,480)

Total swaps	$(1,095,040)	$131,637	$(512,288)

Foreign currency forwards	–	–	–
Futures - net positions	59,052	(337,977)	20,012
Argentina warrants	–	–	4,225
Lehman settlements	1,195	1,241	1,590

Total realized gains (losses)	$(1,035,266)	$(192,875)	$(454,051)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	2017	2016	2015
Replicated assets	$3,568,730	$4,576,931	$4,726,248
Credit default	43,239	(32,317)	(95,069)

Capital gain (losses) related to credit swap transactions (which are primarily replication transactions), as of December 31, is as follows:

	2017	2016	2015
Capital gains (losses)	$10,107	$3,046	$(278)

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As stated in Note 1, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2017 and 2016:

		2017

Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$55,569	$2,051,835	3.0
Credit default swaps referencing indices		13,655	665,000	4.3

Subtotal		69,224	2,716,835	3.3

BBB	2
Single name credit default swaps (3)		1,907	75,000	2.2
Credit default swaps referencing indices		-	-

Subtotal		1,907	75,000	2.2

BB	3
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-

Subtotal		-	-

B	4
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-

Subtotal		-	-

CCC and lower	5
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-

Subtotal		-	-

In or near default	6
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-

Subtotal		-	-

Total		$71,131	$2,791,835	3.3

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		2016
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$33,241	$2,772,035	2.6
Credit default swaps referencing indices		8,361	657,500	2.5
Subtotal		41,602	3,429,535	2.6
BBB	2
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
BB	3
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
B	4
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
CCC and lower	5
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
In or near default	6
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
Total		$41,602	$3,429,535	2.6

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2017, the maximum amounts of potential future recoveries available to offset the $2,791,835 from the table above were $10,000. At December 31, 2016, the maximum amounts of potential future recoveries available to offset the $3,429,535 from the table above were $10,000.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2017 and 2016, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2017	2016
Interest rate and currency swaps:
Receive fixed - pay fixed	$99,473	$85,262
Receive fixed - pay floating	–	77,500
Receive floating - pay fixed	–	–
Receive floating - pay floating	–	–
Swaptions:
Receive fixed - pay floating	6,000,000	6,000,000
Receive floating - pay fixed	6,000,000	6,000,000
Interest rate swaps:
Receive fixed - pay fixed	8,464,263	11,825,181
Receive fixed - pay floating	11,710,014	15,695,014
Receive floating - pay fixed	16,576,000	18,811,000
Receive floating - pay floating	6,238,190	11,491,769
Caps	2,000,000	2,250,000
Options Calls / Puts	4,484,586	250,375

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2017 and 2016, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2017
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$2,461,167	$–	$–	$–	$2,461,167
Subject to repurchase agreements	116,023	–	–	–	116,023
Subject to dollar repurchase agreements	278,626	–	–	–	278,626
Letter stock or securities restricted as to sale - excluding FHLB capital stock	–	–	–	–	–
FHLB capital stock	175,800	–	–	–	175,800
On deposit with states	40,862	–	–	–	40,862
Pledged as collateral to FHLB (including assets backing funding agreements)	4,999,339	–	–	–	4,999,339
Pledged as collateral not captured in other categories	600,943	–	–	–	600,943
Other restricted assets	423,770	–	–	–	423,770

Total Restricted Assets	$9,096,530	$–	$–	$–	$9,096,530

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2016)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$2,303,289	$157,878	$–	$2,461,167	1.96%	1.96%
Subject to repurchase agreements	147,444	(31,421)	–	116,023	0.09%	0.09%
Subject to dollar repurchase agreements	453,474	(174,848)	–	278,626	0.22%	0.22%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	6,408	(6,408)	–	–	0.00%	0.00%
FHLB capital stock	176,800	(1,000)	–	175,800	0.14%	0.14%
On deposit with states	47,548	(6,686)	–	40,862	0.03%	0.03%
Pledged as collateral to FHLB (including assets backing funding agreements)	5,155,703	(156,364)	–	4,999,339	3.98%	3.99%
Pledged as collateral not captured in other categories	1,039,105	(438,162)	–	600,943	0.48%	0.48%
Other restricted assets	482,544	(58,774)	–	423,770	0.34%	0.34%

Total Restricted Assets	$9,812,315	$(715,785)	$–	$9,096,530	7.24%	7.25%

The following tables show the pledged or restricted assets in other categories as of December 31, 2017 and 2016, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2017
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$577,146	$–	$–	$–	$577,146
Secured Funding Agreements	19,943	–	–	–	19,943
AMBAC	3,854	–	–	–	3,854

Total	$600,943	$–	$–	$–	$600,943

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year (2016)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$989,453	$(412,307)	$577,146	0.46%	0.46%
Secured Funding Agreements	42,588	(22,645)	19,943	0.02%	0.02%
AMBAC	7,064	(3,210)	3,854	0.00%	0.00%

Total	$1,039,105	$(438,162)	$600,943	0.48%	0.48%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2017 and 2016:

	2017
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitte d Assets
Cash	$673,755	$673,756	1.51%	1.51%
Securities lending collateral assets	2,460,919	2,460,919	5.50	5.53
Other	9,974	9,973	0.02	0.02

Total Collateral Assets	$3,144,648	$3,144,648	7.03%	7.06%

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$3,145,387	8.05%

	2016
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitte d Assets
Cash	$1,079,335	$1,079,335	1.83%	1.85%
Securities lending collateral assets	2,303,603	2,303,603	3.91	3.96
Other	79,536	79,531	0.14	0.14

Total Collateral Assets	$3,462,474	$3,462,469	5.88%	5.95%

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$3,463,690	6.52%

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2017	2016	2015
Income:
Bonds	$1,556,429	$1,781,209	$1,735,557
Preferred stocks	5,632	6,141	6,639
Common stocks	214,463	13,474	3,836
Mortgage loans on real estate	239,980	284,532	314,903
Real estate	20,862	22,698	20,264
Policy loans	39,825	41,872	44,072
Cash, cash equivalents and short-term investments	22,704	15,064	6,597
Derivatives	100,763	221,031	256,287
Other invested assets	293,788	79,299	90,731

Gross investment income	2,494,446	2,465,320	2,478,886
Less: investment expenses	166,133	139,501	134,003

Net investment income before amortization of IMR	2,328,313	2,325,819	2,344,883
Amortization of IMR	63,454	79,379	84,202

Net investment income, including IMR	$2,391,767	$2,405,198	$2,429,085

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized Year Ended December 31
	2017	2016	2015
Bonds	$2,205,730	$(48,084)	$(6,233)
Preferred stocks	535	933	10,119
Common stocks	(1,978)	885	(1,640)
Mortgage loans on real estate	89,463	145	(16,141)
Real estate	(4,101)	(3,377)	(3,356)
Cash, cash equivalents and short-term investments	(181)	133	2
Derivatives	(1,036,461)	(185,514)	(455,642)
Other invested assets	115,119	(143,907)	140,574

Change in realized capital gains (losses), before taxes	1,368,126	(378,786)	(332,317)
Federal income tax effect	(193,551)	(5,234)	(51,585)
Transfer from (to) interest maintenance reserve	(1,713,513)	75,312	39,581

Net realized capital gains (losses) on investments	$(538,938)	$(308,708)	$(344,321)

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2017	2016	2015

Bonds	$64,814	$87,348	$(34,438)
Preferred stocks	(564)	(102)	15
Common stocks	1,468	95	(1,898)
Affiliated entities	398,521	420,679	194,397
Mortgage loans on real estate	(25,197)	149	6,123
Cash equivalents and short-term investments	(2)	(131)	–
Derivatives	(73,945)	(282,801)	41,311
Other invested assets	181,548	44,603	(99,289)

Change in unrealized capital gains (losses), before taxes	546,643	269,840	106,221
Taxes on unrealized capital gains (losses)	124,074	(202,078)	(6,205)

Change in unrealized capital gains (losses), net of tax	$670,717	$67,762	$100,016

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations at December 31, 2017 and 2016 were as follows:

	2017		2016
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$233	$(644)	$1,629	$293
Ordinary renewal business	88,791	78,408	117,461	106,606
Group life direct business	17,510	8,438	18,960	9,311
Credit direct business	55	55	556	556

	$106,589	$86,257	$138,606	$116,766

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit funds and policy claims at December 31, 2017 and 2016 were as follows:

	Year Ended December 31
	2017	2016

Life insurance reserves	$11,016,283	$14,606,067
Annuity reserves and supplementary contracts with life contingencies	13,180,233	17,643,814
Accident and health reserves (including long term care)	715,419	5,113,278
Total policy reserves	$24,911,935	37,363,159

Deposit funds	1,012,374	3,370,720
Policy claims	396,176	549,053
Total policy reserves, deposit funds and claim liabilities	$26,320,485	$41,282,932

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2017 and 2016.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Valuation Manual section 21 (VM-21), Requirements for Principle-Based Reserves for Variable Annuities, which replaced Actuarial Guideline XLIII (AG 43) effective January 1, 2017. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in VM-21 for determining the SSA.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2017 and 2016, the Company had insurance in force aggregating $93,922,936 and $108,217,769, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

policy reserves of $1,816,099 and $1,636,310 to cover these deficiencies as of December 31, 2017 and 2016, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2017
2017	$-	$316,002	$215,157	$100,845
2016 and prior	1,425,390	(1,282,531)	86,503	56,356
	1,425,390	$(966,529)	$301,660	157,201

Active life reserve	$3,953,654			$657,543
Total accident and health reserves	$5,379,044			$814,744

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2016
2016	$-	$726,808	$212,321	$514,487
2015 and prior	1,372,958	(358,737)	103,318	910,903
	1,372,958	$368,071	$315,639	1,425,390

Active life reserve	$3,720,926			$3,953,654
Total accident and health reserves	$5,093,884			$5,379,044

The Company’s unpaid claims reserve was decreased by ($1,282,351) and ($358,737) for the years ended December 31, 2017 and 2016, respectively, for health claims that were incurred prior

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

to those balance sheet dates. The change in 2017 resulted primarily from a new intercompany reinsurance agreement on the long term care block.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2017 and 2016 was $3,278 and $36,586, respectively. The Company incurred -$17,765 and paid $15,543 of claim adjustment expenses during 2017, of which $1,190 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $19,398 and paid $18,036 of claim adjustment expenses during 2016, of which $2,466 of the paid amount was attributable to insured or covered events of prior years. The Company slightly decreased the claim adjustment expense provision for insured events of prior years during 2017. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

			December 31 2017
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$981,060	$–	$–	$981,060	1%
At book value less surrender charge of 5% or more	309,366	–	–	309,366	1
At fair value	104,165	–	74,544,361	74,648,526	80
Total with adjustment or at fair value	1,394,591	–	74,544,361	75,938,952	82
At book value without adjustment (minimal or no charge or adjustment)	12,266,170	–	–	12,266,170	13
Not subject to discretionary withdrawal provision	4,681,115	44,915	75,027	4,801,057	5
Total annuity reserves and deposit liabilities	18,341,876	44,915	74,619,388	93,006,179	100%

Less reinsurance ceded	4,149,269	–	–	4,149,269
Net annuity reserves and deposit liabilities	$14,192,607	$44,915	$74,619,388	$88,856,910

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			December 31 2016
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,141,878	$–	$–	$1,141,878	1%
At book value less surrender charge of 5% or more	273,919	–	–	273,919	0
At fair value	126,155	–	66,886,612	67,012,767	73
Total with adjustment or at fair value	1,541,952	–	66,886,612	68,428,564	74
At book value without adjustment (minimal or no charge or adjustment)	13,413,613	17,739	–	13,431,352	14
Not subject to discretionary withdrawal provision	10,732,102	41,507	38,256	10,811,865	12
Total annuity reserves and deposit liabilities	25,687,667	59,246	66,924,868	92,671,781	100%

Less reinsurance ceded	4,680,333	–	–	4,680,333
Net annuity reserves and deposit liabilities	$21,007,334	$59,246	$66,924,868	$87,991,448

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$–	$–	$10,782	$8,705,180	$8,715,962

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$–	$25,346	$19,569	$78,023,636	$78,068,551
Amortized cost	–	633,003	–	–	633,003
Total as of December 31, 2017	$–	$658,349	$19,569	$78,023,636	$78,701,554

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	77,948,609	77,948,609
At book value without fair value adjustment and with current surrender charge of less than 5%	–	633,003	–	–	633,003
Subtotal	–	633,003	–	77,948,609	78,581,612
Not subject to discretionary withdrawal	–	25,346	19,569	75,027	119,942
Total separate account reserve liabilities at December 31, 2017	$–	$658,349	$19,569	$78,023,636	$78,701,554

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$–	$64	$10,970	$8,767,639	$8,778,673

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$–	$21,505	$20,001	$70,154,420	$70,195,926
Amortized cost	–	633,674	–	–	633,674
Total as of December 31, 2016	$–	$655,179	$20,001	$70,154,420	$70,829,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	70,116,163	70,116,163
At book value without fair value adjustment and with current surrender charge of less than 5%	–	633,674	–	–	633,674
Subtotal	–	633,674	–	70,116,163	70,749,837
Not subject to discretionary withdrawal	–	21,505	20,001	38,257	79,763
Total separate account reserve liabilities at December 31, 2016	$–	$655,179	$20,001	$70,154,420	$70,829,600

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$–	$31	$9,244	$12,203,423	$12,212,698

Reserves for separate accounts as of December 31, 2015 with assets at:
Fair value	$–	$19,818	$23,493	$66,606,612	$66,649,923
Amortized cost	–	633,332	–	–	633,332
Total as of December 31, 2015	$–	$653,150	$23,493	$66,606,612	$67,283,255

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	66,568,326	66,568,326
At book value without fair value adjustment and with current surrender charge of less than 5%	–	633,332	–	–	633,332
Subtotal	–	633,332	–	66,568,326	67,201,658
Not subject to discretionary withdrawal	–	19,818	23,493	38,286	81,597
Total separate account reserve liabilities at December 31, 2015	$–	$653,150	$23,493	$66,606,612	$67,283,255

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2017	2016	2015
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$8,742,039	$8,767,931	$12,204,163
Transfers from separate accounts	(10,668,223)	(7,872,107)	(8,389,740)
Net transfers to separate accounts	(1,926,184)	895,824	3,814,423
Miscellaneous reconciling adjustments	444,099	469,247	1,337,434
Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(1,482,085)	$1,365,071	$5,151,857

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2017 and 2016, the Company’s separate account statement included legally insulated assets of $80,820,068 and $73,597,682, respectively. The assets legally insulated from general account claims at December 31, 2017 and 2016 are attributed to the following products:

	2017	2016
Group annuities	$27,892,661	$24,388,135
Variable annuities	48,043,845	44,163,304
Fixed universal life	665,407	729,291
Variable universal life	3,952,973	4,212,641
Variable life	222,858	37,918
Modified separate accounts	29,090	53,201
Registered Market Value Annuity Product - SPL	13,234	13,192
Total separate account assets	$80,820,068	$73,597,682

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $505,695, $483,307, $434,084, $342,823, and $242,109, to the general account in 2017, 2016, 2015, 2014, and 2013, respectively. During the years ended December 31, 2017, 2016, 2015, 2014, and 2013 the general account of the Company had paid $43,334, $77,232, $223,304, $35,985, and $30,830 respectively, toward separate account guarantees.

At December 31, 2017 and 2016, the Company reported guaranteed separate account assets at amortized cost in the amount of $616,456 and $672,491, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $669,442 and $709,808 at December 31, 2017 and 2016, respectively, which would have resulted in an unrealized gain of $52,984 and $37,317, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2017	2016	2015
Direct premiums	$13,588,838	$14,081,227	$17,115,755
Reinsurance assumed - non affiliates	1,351,628	1,412,887	1,376,827
Reinsurance assumed - affiliates	310,030	98,501	110,700
Reinsurance ceded - non affiliates	(15,100,457)	(2,018,612)	(2,650,533)
Reinsurance ceded - affiliates	(3,360,130)	448,649	(1,649,085)
Net premiums earned	$(3,210,091)	$14,022,652	$14,303,664

Effective December 1, 2017, the Company entered into an agreement with Transamerica Premier Life Insurance Company (TPLIC), an affiliate, to convert the modified coinsurance agreement to coinsurance and funds withheld. As a result, TLIC transferred cash and invested assets to TPLIC. Assets that were not able to be transferred were retained in a FWH portfolio by TLIC until they mature, are sold or can be transferred. The Company transferred cash and invested assets with a market value of $6,487,360 to TPLIC. The reserves of $4,543,045 and claim reserves of $199,940 net of due and advance premium of $5,815 previously held on a modco basis were transferred to TPLIC. As a result of the transaction $18,642 existing IMR and $1,125,506 newly created IMR ($1,731,547 pre-tax gains) was released and transferred to TPLIC. The transaction results in a pre-tax loss of $606,306 which has been included in the Statement of Operations. Realized gains on the sale of assets supporting the business resulted in gains that offset the impact of the pre-tax loss related to the transaction. The Company ceded modified coinsurance reserves of $4,536,010 and $4,236,392 as of December 31, 2016 and 2015, respectively, for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC. Ceded losses incurred of $361,167 and $346,166 for years ended December 31, 2016 and 2015, respectively, are presented net within the claims development table in Note 7.

Effective October 1, 2017, the Company recaptured credit life business from an affiliate, Southwest Equity Life Insurance Company. Subsequently, the mortgage life and disability insurance business was recaptured from the Company by TPLIC.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, Transamerica International Reinsurance (Bermuda) Ltd. The Company received cash of $346,458, recaptured $1,260,767 in policyholder reserves, $35,798 claim reserves, $3,502 commissions payable and $26,595 due premium. The transaction results in a pre-tax loss of $927,013 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture at the same consideration. The gain related to this reinsurance agreement was deferred to surplus. The combination of the transaction results in no impact to the surplus of the Company.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, LIICA Re I. The Company received cash of $113,953, recaptured $724,596 in policyholder reserves, $19,768 claim reserves and $11,124 in interest maintenance reserve liability. The transaction results in a pre-tax loss of $641,535 which has been included in the Statement of

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Effective October 1, 2017, the Company recaptured certain term insurance business from an affiliate, Transamerica Pacific Insurance Company (TPIC). The company received cash of $1,902 and recaptured $17,310 in policyholder reserves, $2,897 claim reserves and $325 due premium (net of commission). The transaction results in a pre-tax loss of $17,980 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Effective October 1, 2017, the Company novated the reinsurance agreement between TPIC and Transamerica International Re (Bermuda) Ltd. No cash or invested asset or net reserves were transferred as a result of this novation. The transaction results in no pre-tax gain or loss.

Subsequently effective October 1, 2017, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The company accrued to a funds withheld payable of $314,000 ceding $737,678 in policyholder reserves, $21,886 claim reserves, $10,958 due premium (net of commissions), offset by a reinsurance recoverable of $6,000 receivable and $11,124 in interest maintenance reserves liability. The transaction results in a pre-tax gain of $451,730 which has been identified separately on the insurer’s statutory financial statement as a surplus item and recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured. The funds withheld balance was paid to SCOR Global Life Americas on December 29, 2017.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 100% coinsurance (general account liabilities)/100% modified coinsurance (separate account liabilities) reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $8,312,263, which included a negative ceding commission of $112,183, and released policy and deposit-type reserves of $7,186,330 and reinsurance deposit, policy loans and other balances related to the business of $191,144. Modified coinsurance separate account reserves of $3,695,331 were retained by the Company. As a part of the transaction, the Company realized $972,360 in net gains on the assets that were transferred of which $627,872 were deferred to IMR. The IMR liability simultaneously was released along with historical deferrals associated with the blocks of business in the amount of $921,322, resulting in a pretax loss of $51,266, which has been included in the Statement of Operations.

Effective January 1, 2017, three affiliated reinsurance treaties with TLB were amended to include the cession of all business with secondary guarantee universal life (SGUL) issued or novated by the Company. The Company increased cessions from 80 to 100% coinsurance and increased the expense allowance by fifteen basis points of account value on all business ceded based on the end of the period account value. As consideration for the cessions, the Company received cash and invested assets of $206,742, equal to the additional U.S. statutory reserves, resulting in no gain or loss on the transaction.

Effective October 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to TPLIC, an affiliate, on a coinsurance basis. The Company received

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

cash and invested assets of $3,017,999 and recaptured policy and claim reserves of $3,030,564. A reinsurance receivable from TPLIC was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves. In addition, TPLIC transferred $82,218 of transfer date IMR to the Company. The Company paid net consideration to TPLIC resulting in a pre-tax loss of $40,086, which has been included in the Statement of Operations.

Effective October 1, 2016, TPLIC recaptured medium-term note funding agreements previously ceded to the Company on a coinsurance basis. The Company transferred cash and invested assets of $114,175 and released deposit-type reserves of $112,238 and a hedge novation of $2,228. A payable to TPLIC of $292 was established for remaining assets to be transferred in support of the hedge novation. The Company received consideration from TPLIC resulting in a pre-tax gain of $2,936 which has been included in the Statement of Operations.

Effective September 30, 2016, the Company ceded term life business to TWRI, an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $41,565, transferred other net assets of $2,042, and released life and claim reserves of $296,656 and $21,926, respectively, resulting in a pre-tax gain of $274,974 ($178,733 net of tax) which has been credited directly to unassigned surplus. Effective January 1, 2017, an amendment was made to the reinsurance agreement with TWRI to allow reinsurance of post December 31, 2016 issue dates up to June 30, 2017 issue dates. The policies with issue dates in 2017 are subject to a $50 million maximum in total annualized premium.

The Company received reinsurance recoveries in the amount of $3,854,126, $3,349,716 and $3,370,420, during 2017, 2016 and 2015, respectively. At December 31, 2017 and 2016, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $913,852 and $753,202. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2017 and 2016 of $42,383,007 and $30,090,704, respectively, of which $21,187,873 and $17,480,278 were ceded to affiliates.

On October 1, 2015, the Company, Union Hamilton Reinsurance, Ltd. (UH), and Commonwealth Annuity and Life Insurance Company (CALIC) entered into a Novation Agreement, pursuant to which UH assigned and delegated to CALIC its rights and obligations under the Original Agreement. Subsequently, the Company and CALIC amended and restated the fixed annuity reinsurance agreement from a modified coinsurance to coinsurance basis. As a result of the amendment, the Company transferred assets with a market value of $735,156, released coinsurance reserve liabilities of $721,190, and released an after-tax IMR liability associated with the block of business in the amount of $9,477 resulting in a net of tax gain on the transaction in the amount of $399 (IMR after-tax gain of $9,477 less gross loss on reinsurance of $13,966 taxed at 35%) which has been included in the Statement of Operations.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with TPLIC, an affiliate, under which the Company novated its Medicare Supplement business to TPLIC. The Company transferred policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 to TPLIC during the last two quarters of the year. This represents the portion of the Medicare supplement business for which regulatory approval of the assumption agreement was received by July 1. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe) was novated, to Firebird Re Corp. (FReC). General account reserves, and claim reserves ceded on a coinsurance basis at the time of novation were $514,898 and $5,070, respectively. Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $7,052,587 and $140,034 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the business. The modified coinsurance reinsurance reserves were converted to coinsure reserves and a general account funds withheld was established. The general account paid FReC $140,034 for the modified coinsurance reserves and ceded coinsurance reserves of $156,478, resulting in a pre-tax gain of $16,444 which has been credited directly to unassigned surplus. FReC placed assets of $676,446, equal to the ceded general account reserves, in a funds withheld account, and the Company established a corresponding funds withheld liability of $676,446.

The Company provided invested assets to FReC as settlement of reinsurance payables in the amount of $172,338 and $231,084 during 2017 and 2016, respectively. The Company received invested assets from FReC as settlement of reinsurance receivables in the amount of $117,519 and $345,914 during 2016 and 2015, respectively.

During 2017, 2016 and 2015 amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $90,556 ($62,716 after tax), $255,425 ($176,996 after tax) and $133,048 ($106,755 after tax), respectively.

The Company reports a reinsurance deposit receivable of $0 and $199,500 as of December 31, 2017 and 2016, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2017, 2016 and 2015, the Company obtained letters of credit of $55,017, $98,006 and $242,957, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

The Company reinsures a closed block of guaranteed minimum income benefit (GMIB), guaranteed minimum death benefit (GMDB), and guaranteed minimum withdrawal benefit (GMWB) risks to Firebird Re Corp. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by Firebird Re Corp. are all affiliated variable annuity treaties.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Variable annuity reserves established by Firebird Re Corp. are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

The Company took reserve credits for variable annuities of $600,668 and $746,339 in 2017 and 2016, respectively. The amount of collateral supporting the reserve credits was $585,540 and $730,545 in 2017 and 2016, respectively. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

9. Income Taxes

The net deferred income tax asset at December 31, 2017 and 2016 and the change from the prior year are comprised of the following components:

	December 31, 2017
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,450,636	$135,094	$1,585,730
Statutory Valuation Allowance Adjustment	2,432	–	2,432
Adjusted Gross Deferred Tax Assets	1,448,204	135,094	1,583,298
Deferred Tax Assets Nonadmitted	65,297	–	65,297
Subtotal (Net Deferred Tax Assets)	1,382,907	135,094	1,518,001
Deferred Tax Liabilities	773,659	209,619	983,278
Net Admitted Deferred Tax Assets	$609,248	$(74,525)	$534,723

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,482,554	$215,092	$2,697,646
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	2,482,554	215,092	2,697,646
Deferred Tax Assets Nonadmitted	517,406	–	517,406
Subtotal (Net Deferred Tax Assets)	1,965,148	215,092	2,180,240
Deferred Tax Liabilities	1,152,105	164,291	1,316,396
Net Admitted Deferred Tax Assets	$813,043	$50,801	$863,844

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(1,031,918)	$(79,998)	$(1,111,916)
Statutory Valuation Allowance Adjustment	2,432	–	2,432
Adjusted Gross Deferred Tax Assets	(1,034,350)	(79,998)	(1,114,348)
Deferred Tax Assets Nonadmitted	(452,109)	–	(452,109)
Subtotal (Net Deferred Tax Assets)	(582,241)	(79,998)	(662,239)
Deferred Tax Liabilities	(378,446)	45,328	(333,118)
Net Admitted Deferred Tax Assets	$(203,795)	$(125,326)	$(329,121)

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2017	2016	Change
Deferred Tax Assets
Ordinary
Discounting of unpaid losses	$3,915	$5,995	$(2,080)
Policyholder reserves	345,518	819,164	(473,646)
Investments	98,453	556,905	(458,452)
Deferred acquisition costs	146,018	532,284	(386,266)
Compensation and benefits accrual	17,918	32,619	(14,701)
Receivables - nonadmitted	16,017	28,232	(12,215)
Tax credit carry-forward	522,986	222,313	300,673
Assumption Reinsurance	5,025	9,545	(4,520)
CFC FTC Offset	17,908	15,020	2,888
Hedge Reserve offset	85,961	–	85,961
Subpart F	79,733	227,680	(147,947)
Policyholder Reserve Transitional
Amount	97,963	–	97,963
Other (including items <5% of total ordinary tax assets)	13,221	32,797	(19,576)
Subtotal	1,450,636	2,482,554	(1,031,918)

Statutory valuation allowance adjustment	2,432	–	2,432
Nonadmitted	65,297	517,406	(452,109)
Admitted ordinary deferred tax assets	1,382,907	1,965,148	(582,241)

Capital:
Investments	135,094	215,092	(79,998)
Other (including items <5% of total total capital tax assets)	–	–	–
Subtotal	135,094	215,092	(79,998)
Nonadmitted	–	–	–
Admitted capital deferred tax assets	135,094	215,092	(79,998)
Admitted deferred tax assets	$1,518,001	$2,180,240	$(662,239)

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2017	2016	Change
Deferred Tax Liabilities
Ordinary
Investments	$421,295	$687,898	$(266,603)
Deferred and Uncollected Premiums	18,114	40,867	(22,753)
§807(f) adjustment	41,138	68,493	(27,355)
Separate Acct. - Temp adjustments (exce	–	34,766	(34,766)
CFC FTC Offset	15,977	11,579	4,398
Hedge Reverse Offset	104,188	201,554	(97,366)
Subpart F	61,334	106,760	(45,426)
Policyholder Reserve Transitional Amount	110,804	–	110,804
Other (including items <5% of total			–
ordinary tax liabilities)	809	188	621
Subtotal	773,659	1,152,105	(378,446)
Capital
Investments	209,619	164,291	45,328
Subtotal	209,619	164,291	45,328
Deferred tax liabilities	983,278	1,316,396	(333,118)
Net deferred tax assets/liabilities	$534,723	$863,844	$(329,121)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97), was signed into law. As a result, the Company reported a valuation allowance of $2,432 on its minimum tax credit carryover deferred tax assets to reflect the amount expected to be realized as a refund in the future.

The TCJA reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $9,524, excluding $42,450 of net deferred tax asset reduction on unrealized gains/(losses).

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where the Company’s determinations are incomplete but the Company is able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform.

As a result of TCJA, the Company’s tax reserve deductible temporary difference increased by an estimated $61,149. This change results in a net offsetting ($61,149) taxable temporary difference that will be amortized into taxable income evenly over the next eight years. As noted, this transitional change amount was based on a provisional estimate at December 31, 2017. Actual results may differ from the estimates and will be adjusted in future periods when the actuarial models and systems are updated for the policyholder tax reserve changes required by the TCJA.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2017 and 2016 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

		December 31, 2017
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$–	$–
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	498,310	36,413	534,723
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	498,310	36,413	534,723
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	731,553
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	884,597	98,681	983,278
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,382,907	$135,094	$1,518,001

		December 31, 2016
		Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years
	Recoverable Through Loss Carrybacks	$226,217	$30,862	$257,079
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	550,512	56,253	606,765
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	550,512	56,253	606,765
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	655,637
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	1,188,419	127,977	1,316,396
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,965,148	$215,092	$2,180,240

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(226,217)	$(30,862)	$(257,079)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	(52,202)	(19,840)	(72,042)
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(52,202)	(19,840)	(72,042)
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	75,916
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(303,822)	(29,296)	(333,118)
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(582,241)	$(79,998)	$(662,239)

	December 31
	2017	2016	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	901%	706%	195%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$4,879,886	$4,355,927	$523,959

The impact of tax planning strategies at December 31, 2017 and 2016 was as follows:
	December 31, 2017
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	8%	16%	8%

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	25%	6%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2017	2016	Change
Current Income Tax

Federal	$(1,088,923)	$(108,240)	$(980,683)
Foreign	31	(1)	32
Subtotal	(1,088,892)	(108,241)	(980,651)
Federal income tax on net capital gains	193,551	5,234	188,317
Federal and foreign income taxes incurred	$(895,341)	$(103,007)	$(792,334)

	Year Ended December 31
	2016	2015	Change
Current Income Tax

Federal	$(108,240)	$(6,352)	$(101,888)
Foreign	(1)	(26)	25
Subtotal	(108,241)	(6,378)	(101,863)
Federal income tax on net capital gains	5,234	50,995	(45,761)
Federal and foreign income taxes incurred	$(103,007)	$44,617	$(147,624)

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2017	2016	2015

Current income taxes incurred	$(895,341)	$(103,007)	$44,617

Change in deferred income taxes (without tax on unrealized gains and losses)	905,304	(191,512)	(294,499)

Total income tax reported	$9,963	$(294,519)	$(249,882)

Income before taxes	$1,341,430	$154,572	$(168,253)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$469,501	$54,100	$(58,889)

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(74,961)	(74,012)	(69,204)
Tax credits	(53,734)	(25,037)	(81,829)
Tax-exempt Income	(4)	(11)	(7)
Tax adjustment for IMR	(747,002)	669	(33,936)
Surplus adjustment for in-force ceded	80,818	608	(40,327)
Nondeductible expenses	1,202	1,049	976
Deferred tax benefit on other items in surplus	131,796	(233,112)	(3,152)
Provision to return	549	(2,177)	(4,546)
Life-owned life insurance	(2,975)	(2,966)	(2,948)
Dividends from certain foreign corporations	2,639	1,620	2,093
Statutory valuation allowance	(2,432)	–	–
Pre-tax income of single member limited liability company	230,025	14,093	46,193
Tax-free distribution	129,644	–	–
Intercompany Dividends	(150,570)	(2,966)	–
Partnership Permanent Adjustment	(2,136)	(1,913)	(13,177)
Change in tax rates	9,524	–	–
Uncertain tax positions	3,689	3,664	2,179
Deferred only transfer - IWA	(16,157)	–	–
Audit Adjustment - Permanent	–	(21,196)	–
Other	547	(6,932)	6,692

Total income tax reported	$9,963	$(294,519)	$(249,882)

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2017.

As of December 31, 2017 and 2016, respectively, the Company had a $522,986 and $223,313 tax credit carryforward available for tax purposes. Included in the 2017 tax credit carryforward is a foreign tax credit (“FTC”) carryforward of $103,673 and general business credit (“GBC”) carryforward of $370,444.

GBC Carryovers:

Carryovers from:	Expiration
12-31-2008	12-31-2028	53,133
12-31-2009	12-31-2029	44,135
12-31-2010	12-31-2030	51,443
12-31-2011	12-31-2031	45,390
12-31-2012	12-31-2032	33,424
12-31-2013	12-31-2033	37,784
12-31-2014	12-31-2034	24,112
12-31-2015	12-31-2035	58,113
12-31-2016	12-31-2036	8,468
12-31-2017	12-31-2037	14,442
GBC Carryovers		370,444

FTC Carryovers:

Carryovers from:	Expiration
12-31-2013	12-31-2023	8,176
12-31-2014	12-31-2024	15,607
12-31-2015	12-31-2025	27,352
12-31-2016	12-31-2026	13,245
12-31-2017	12-31-2027	39,293
FTC Carryovers		103,673

The company also has a minimum tax credit carryforward of $48,869 ($46,437 net of valuation allowance). The Company will fully recoup the minimum tax credit carryforward by the end of 2021 pursuant to TCJA regardless of future income tax liability. As of December 31, 2017 and 2016, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $0, $0, and $0 during 2017, 2016, and 2015, respectively, which will be available for recoupment in the event of future net capital losses.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate for years ending in December 31, 2017 and 2016 is $11,091 and $9,763. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

Unrecognized Tax Benefits	December 31,
	2017	2016
Unrecognized tax benefits, opening balance	$9,763	$4,152
Additions for - tax positions of prior years	1,328	5,611

Unrecognized tax benefits, ending balance	$11,091	$9,763

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending in December 31, 2017, 2016, and 2015 is ($14,348), $864, and ($270), respectively. The total interest receivable (payable) balance as of December 31, 2017 and 2016 is $3,577 and ($10,768), respectively. The Company recorded no liability for penalties.

The Company modified its calculation of dividends that are eligible for dividends received deduction in 2016. This resulted in recording a permanent tax benefit of $20,250 in the Company’s 2016 financial statement for years 2011-2015. This was treated as a change in estimate.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and an examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company had authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2017 and 2016.

The Company has 42,500 Series A preferred shares authorized, 42,500 shares issued, and 42,500 shares held by the Company as treasury stock, with a par value of $10. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000. The Company also has 250,000 Series B preferred shares authorized, 117,154 shares issued and 55,930 shares outstanding, with a par value of $10, at December 31, 2017. On December 27, 2017, the Company paid $297 to its parent company, representing the redemption of 29,787 shares of Series B non-voting preferred stock at par value. On December 22, 2016, the Company redeemed 31,437 shares of its Series B non-voting preferred stock at par value, in the amount of $314.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

payment which may be made in 2018, without the prior approval of insurance regulatory authorities, is $1,044,694.

On September 12, 2017 and June 28, 2017, the Company paid ordinary common stock dividends of $240,000 and $188,393, respectively, to its parent, CGC.

The Company provided a cash return of capital to its parent company in the amount of $297,572 on June 28, 2017.

The Company received ordinary common stock dividends from Transamerica Financial Life Insurance Company (TFLIC) in the amount of $10,289 on June 28, 2017, $9,075 on December 21, 2017, and $8,473 on June 27, 2016. On December 21, 2017 the Company received preferred stock dividends of $3 from TFLIC.

On June 15, 2017, the Company received a common stock dividend of $188,400 from its subsidiary TLB.

The Company received a return of capital of $27,000 on June 28, 2017 from its subsidiary Investors Warranty of America, LLC (IWA).

On December 28, 2017, the Company received a return of capital of $135,000 and dividends of $221,506 from LIICA Holdings, LLC, a subsidiary.

On December 22, 2016, the Company paid a preferred stock dividend of $35,630 and a cash return of capital of $314,056 to its parent. In addition, the Company paid $314 representing the redemption of 31,437 shares of Series B non-voting preferred stock at par value to its parent also on December 22, 2016.

On June 20, 2016 the Company paid a preferred stock dividend of $104,555 and an ordinary common stock dividend of $245,445 to its parent company.

On September 28, 2016 the Company made a capital contribution in the amount of $2,500 to TWRI in exchange for 25,000 common shares of TWRI. The Company also made an additional capital contribution to TWRI of $122,500 on September 28, 2016.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2017, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Company. The Company received approval from the IID prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2017 and 2016 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest

2017	$150,000	$9,000	$135,000	$2,250
2016	$150,000	$9,000	$126,000	$2,250

11. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2017 and 2016, respectively, securities with a fair value of $2,385,635 and $2,251,377 were on loan under securities lending agreements. At December 31, 2016, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,460,919 and $2,303,603 at December 31, 2017 and 2016, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2017	2016
Open	$2,461,167	$2,303,289
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–
Total	2,461,167	2,303,289

Securities received	–	–
Total collateral received	$2,461,167	$2,303,289

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2017		2016

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$264,039	$264,039	$349,742	$349,742
30 days or less	913,484	913,484	1,045,472	1,045,472
31 to 60 days	376,158	376,158	320,865	320,865
61 to 90 days	489,542	489,542	200,597	200,597
91 to 120 days	191,141	191,141	110,054	110,054
121 to 180 days	226,555	226,555	276,873	276,873
181 to 365 days	–	–	–	–
1 to 2 years	–	–	–	–
2 to 3 years	–	–	–	–
Greater than 3 years	–	–	–	–

Total	2,460,919	2,460,919	2,303,603	2,303,603

Securities received	–	–	–	–

Total collateral reinvested	$2,460,919	$2,460,919	$2,303,603	$2,303,603

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,463,459 (fair value of $2,460,919) that are currently tradable securities that could be sold and used to pay for the $2,461,167 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica Corporation (TA Corp) which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $13,113, $15,745 and $16,439 was allocated to the Company for the years ended December 31, 2017, 2016 and 2015 respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP 102, Pensions. Pension expenses were $30,676, $35,812 and $32,799 for the years ended December 31, 2017, 2016 and 2015, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of post retirement expenses was $7,332, $6,527 and $6,361 for the years ended December 31, 2017, 2016 and 2015, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2017, 2016 and 2015 was insignificant.

Postemployment Benefits - Restructurings

The Company announced an update of its restructuring plan in December 2016 that includes a significant number of position eliminations. Affected employees were offered a severance package contingent upon completion of the terms of their employment. In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2016 for the severance benefit of $21,615.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, an expense was accrued in 2015 for the post-

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

employment benefit in the amount of $34,824. The remaining accrual balance at the year ended December 31, 2016 was $5,876.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA

Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $908,170, $993,182 and $802,298 during 2017, 2016 and 2015, respectively. The amount paid as a result of being a party to these agreements was $644,589, $610,754 and $445,462 during 2017, 2016 and 2015, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $148,943, $136,494 and $133,831 for these services during 2017, 2016 and 2015, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $35,676, $56,076 and $71,184 for the years ended December 31, 2017, 2016 and 2015, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2017, 2016 and 2015, the Company received (paid) net interest of ($555) and $63 and $90 from (to) affiliates, respectively. At December 31, 2017 and 2016, respectively, the Company reported net payables from affiliates of $489 and $3,951. Terms of settlement require that these amounts are settled within 60 days.

At December 31, 2017, the Company had short-term intercompany notes receivable of $168,300 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$53,600	December 21, 2018	1.18%
TA Corp	114,700	December 29, 2018	1.18%

At December 31, 2016, the Company had no short-term intercompany notes receivable.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $166,473 and $165,912 at December 31, 2017 and 2016, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2017 and 2016, the cash surrender value of these policies was $174,952 and $171,075, respectively.

The Company utilizes the look-through approach in valuing its investment in the following five entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$31,578
Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$52,499
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$96,573
Aegon Multi-Family Equity Fund, LLC (AMFEF)	$40,602
Natural Resources Alternatives Portfolio, LLC (NRAP)	$76,249

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Effective December 31, 2017, the Company received a liquidating distribution from IWA, a wholly owned limited liability company reported using the equity method outlined in SSAP No. 48, fully redeeming the Company’s membership interest therein. The Company received $176,999 cash, $57,050 directly held real estate, $17,602 real estate LLC membership, $4,328 intercompany receivable, and $2,684 tax refund receivable in redemption of the Company’s equity method basis in IWA. The transaction resulted in a pre-tax realized loss of $39,953 reported on the Statement of Operations which is offset by a pre-tax $40,097 unrealized loss reduction that is reported on the Statement of Changes in Capital and Surplus.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2017 and 2016:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$16,471	$16,471	$–
GARNET ASSURANCE CORP	–	–	–	–
LIFE INVESTORS ALLIANCE LLC	–	–	–	–
ASIA INVESTMENT HOLDING LTD	100	–	–	–
AEGON FINANCIAL SERVICES GROUP	100	–	–	–
GARNET ASSURANCE CORP III	100	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$16,471	$16,471	$–

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,101,266	$1,101,266	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,101,266	$1,101,266	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,117,737	$1,117,737	$–

Aggregate Total	XXX	$1,117,737	$1,117,737	$–

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	53.60%	$17,252	$17,252	$–
GARNET ASSURANCE CORP	100.00	–	–	–
LIFE INVESTORS ALLIANCE LLC	100.00	–	–	–
ASIA INVESTMENT HOLDING LTD	100.00	–	–	–
AEGON FINANCIAL SERVICES GROUP	100.00	–	–	–
GARNET ASSURANCE CORP II	100.00	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$17,252	$17,252	$–

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94.07%	$924,100	$924,100	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$924,100	$924,100	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$941,352	$941,352	$–

Aggregate Total	XXX	$941,352	$941,352	$–

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2017

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–
Total SSAP No. 97 8a Entities	–	–	$–	–	–	–
SSAP No. 97 8b(ii) Entities
None			$–
Total SSAP No. 97 8b(ii) Entities	–	–	$–	–	–	–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2017	$17,072	Y	N	I
GARNET ASSURANCE CORP	S1	9/27/2017	–	Y	N	I
LIFE INVESTORS ALLIANCE LLC	S1	9/27/2017	–	Y	N	I
ASIA INVESTMENT HOLDING LTD	S1	9/27/2017	–	Y	N	I
AEGON FINANCIAL SERVICES GROUP	S1	9/21/2017	–	Y	N	I
GARNET ASSURANCE CORP III	S1	12/28/2017	–	N	N	I
Total SSAP No. 97 8b(iii) Entities	–	–	$17,072	–	–	–
SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S1	12/28/2017	$924,067	N	N	I
Total SSAP No. 97 8b(iv) Entities	–	–	$924,067	–	–	–
Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$941,139	–	–	–
Aggregate Total	–	–	$941,139	–	–	–

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2016

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–
Total SSAP No. 97 8a Entities	–	–	$–	–	–	–
SSAP No. 97 8b(ii) Entities
None			$–
Total SSAP No. 97 8b(ii) Entities	–	–	$–	–	–	–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/8/2016	$20,592	Y	N	I
GARNET ASSURANCE CORP			–	N	N	I
LIFE INVESTORS ALLIANCE LLC			–	N	N	I
ASIA INVESTMENT HOLDING LTD			–	N	N	I
AEGON FINANCIAL SERVICES GROUP			–	N	N	I
GARNET ASSURANCE CORP III			–	N	N	I
Total SSAP No. 97 8b(iii) Entities	–	–	$20,592	–	–	–
SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	NA		$924,100	N	N	I
Total SSAP No. 97 8b(iv) Entities	–	–	$924,100	–	–	–
Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$944,692	–	–	–
Aggregate Total	–	–	$944,692	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Letter of credit
Pine Falls Re (PFRe)	Letter of credit
Stonebridge Reinsurance Company (SRC)	Letter of credit
MLIC Re I, Inc. (MLIC Re)	Letter of credit

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has three LPS with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Riverwood Reinsurance, Inc. (TRRI)	Parental guarantee
TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Financial Statutory Statements*
LIICA Re II**	$–	$(160,000)	$–	$–
Pine Falls Re**	–	(1,200,000)	–	–
Stonebridge Reinsurance Company**	–	(934,804)	–	–
MLIC Re**	–	(910,000)	–	–
TLIC Riverwood Reinsurance, Inc.	–	(2,153,039)	1,020,350	–
TLIC Oakbrook Reinsurance, Inc.	–	(1,229,167)	139,010	–
TLIC Watertree Reinsurance, Inc.	–	(573,139)	352,749	–

*    Per AP&P Manual (without permitted or prescribed practices)

**    The SCA is valued at zero in the Company’s financial statements

The above SCA entities had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level. If the RBC for each of the insurance SCA entities listed above would have triggered a regulatory event had they not used a prescribed practice.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

14. Commitments and Contingencies

At December 31, 2017 and 2016, the Company has mortgage loan commitments of $91,038 and $24,877, respectively.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has contingent commitments for $701,790 and $809,291 as of December 31, 2017 and 2016, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $40,605 and $48,742, respectively.

At December 31, 2017 and 2016, the Company has private placement commitments outstanding of $46,679 and $21,679, respectively.

The Company sold $0 and $5,858 of “to-be-announced” (TBA) securities as of December 31, 2017 and 2016, respectively. Due to different counterparties, the receivable related to these TBAs was not reclassed in 2016.

At December 31, 2017 and 2016, securities in the amount of $45,201 and $198,786, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees at December 31, 2017 or 2016, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $28 and $59 at December 31, 2017 and 2016, respectively. No payments are required as of December 31, 2017. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2017, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2017, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2017, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2017 and 2016, TLB holds related statutory-basis policy and claim reserves of $1,918,249 and $1,880,923, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2017, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2017 and 2016, TLB holds related statutory-basis policy and claim reserves of $3,168,807 and $3,005,979, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2017, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2017 or 2016, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $545 and $260 under this agreement in 2017 and 2016, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchased structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2017 and 2016 for the total payout block is $3,286,580 and $3,363,290, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2017 and 2016:

	December 31
	2017	2016
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,087,084	$4,886,961

Current liability recognized in financial statements:
Noncontingent liabilities	–	–

Contingent liabilities	–	–

Ultimate financial statement impact if action required:
Incurred claims	5,087,056	4,886,902
Other	28	59
Total impact if action required	$5,087,084	$4,886,961

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $3,353,330. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2017 and 2016, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2017	2016
Membership Stock:
Class A	$–	$–
Class B	10,000	10,000
Activity Stock	165,800	166,800
Excess Stock	–	–
Total	$175,800	$176,800

At December 31, 2017 and 2016, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2017
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10,000
Total	$–	$–	$–	$10,000

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Decemeber 31, 2016
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10,000
Total	$–	$–	$–	$10,000

At December 31, 2017 and 2016, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2017
Total Collateral Pledged	$5,262,087	$4,999,339
Maximum Collateral Pledged	5,534,849	5,317,412

	Fair Value	Carry Value
Decemeber 31, 2016
Total Collateral Pledged	$5,344,860	$5,155,703
Maximum Collateral Pledged	5,344,860	5,155,703

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2017 and 2016, the borrowings from the FHLB were as follows:

	December 31, 2017		December 31, 2016
	General Account	Funding Agreements Reserves Established	General Account	Funding Agreements Reserves Established

Debt[1]	$3,820,000	$–	$1,820,000	$–
Funding agreements[2]	325,000	326,380	2,350,000	2,350,742
Other	–	–	–	–

Total	$4,145,000	$326,380	$4,170,000	$2,350,742

1 The maximum amount of borrowing during 2017 was $3,820,000

2 The maximum amount of borrowing during 2017 was $325,000

As of December 31, 2017, the weighted average interest rate on FHLB advances was 1.544% with a weighted average term of 5.2 years. As of December 31, 2016, the weighted average interest rate on FHLB advances was 0.810% with a weighted average term of 21.7 years.

At December 31, 2017 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,762,795 and $2,704,658 as of December 31, 2017 and 2016, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. To comply with statutory guidelines no related reserves have been recorded at December 31, 2017.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed the full faith and complete performance of Mid-West National Life Insurance Company of Tennessee (Mid-West), an unaffiliated company, through execution of a Cut-Through Endorsement and Substitution Agreement and a Stop-Loss Reinsurance Agreement, with respect to the obligations of Mid-West on a block of annuity contracts assumed by MidWest from Mutual Security Life Insurance Company in Liquidation (Transferred Contracts). The Company agrees to substitute itself in Mid-West’s place with respect to the Transferred Contracts if Mid-West fails to perform any of the terms, duties, and conditions of the reinsurance agreement between Mid-West and Mutual Security Life Insurance Company. This guarantee is in force until all duties and obligations of the Transferred Contracts and the agreements have been completely satisfied. Wilton Reinsurance Company has agreed to reimburse TLIC for any payments made. As of December 31, 2017, the most recent reserve balance reported to the Company (as of September 30, 2017) is $7,765. As of December 31, 2017, the Company does not anticipate future action under the guarantee will be required.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the

Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $10,075 and $20,034 and an offsetting premium tax benefit of $7,345 and $13,593 at December 31, 2017 and 2016, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $216, $6,142 and $1,112, for the years ended December 31, 2017, 2016 and 2015, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $93,497 and $91,808 for municipal repurchase agreements as of December 31, 2017 and 2016, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $116,023 and $147,444, respectively, and fair values of $125,733 and $156,407, respectively, as of December 31, 2017 and 2016. These securities have maturity dates that range from 2018 to 2097.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2017 and 2016, the Company had dollar repurchase agreements outstanding in the amount of $278,626 and $453,474, respectively. The Company had an outstanding liability for borrowed money in the amount $278,694 and $445,656, which included accrued interest of $739 and $1,217, at December 31, 2017 and 2016, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2017	2016

Open	$277,955	$444,439
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	277,955	444,439

Securities received	–	–

Total collateral received	$277,955	$444,439

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2017 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)

Bonds:
NAIC 3	1	$1,692	$1,689	$(5)
Common stocks:
Common stocks:	3	$22	$25	$15

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

16. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2017 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31, 2017	December 31, 2016

Balance Sheet
Total assets as reported in the Company’s Annual Statement	$125,308,206	$131,790,027
Increase in current federal income tax recoverable	2,900	–
Increase in cash, cash equivalents and short-term investments	–	84,400
Increase in other assets	–	130,946

Total assets as reported in the accompanying audited statutory basis balance sheet	$125,311,106	$132,005,373

Capital and surplus as reported in the Company’s Annual Statement	$5,411,710	$5,234,756
Increase (decrease) in prior year reported capital and surplus	(14,984)	29,298
Decrease in change in aggregate reserves	(11,900)	(800)
Decrease (increase) in commissions	16,200	(16,200)
Increase in federal income tax benefit	2,900	6,800
Increase in net capital gains (losses)	124,394	–
Increase in net unrealized capital gains (losses)	–	7,800
Increase (decrease) in net investment income	7,753	(128,000)
Increase (decrease) in change in net unrealized capital gains/losses	(128,000)	144,800
Increase (decrease) in change in net deferred income tax asset	(1,773)	8,205
Increase (decrease) in change in nonadmitted assets	1,773	(8,205)
Increase (decrease) in paid in surplus	10,683	(10,683)
Decrease in other changes	–	(48,000)

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$5,418,756	$5,219,771

Statement of Operations
Statutory net income as reported in the Company’s Annual Statement	$381,361	$471,090
Decrease in change in aggregate reserves	(11,900)	(800)
Decrease (increase) in commissions	16,200	(16,200)
Increase in federal income tax benefit	2,900	6,800
Increase in net capital gains (losses)	124,394	–
Increase (decrease) in net investment income	7,753	(128,000)

Total net income as reported in the accompanying audited statutory basis statement of operations	$520,708	$332,890

The reconciling differences to the Annual Statement is driven by Management’s decision to revise prior year amounts. Please refer to Revision to Prior Years in Note 3 for further details.

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2017 through April 30, 2018.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2017. In January 2018, in connection with the transformation of the Company’s and its parent’s U.S. business and long term strategy, a Company affiliate entered into a multi-year third party administration arrangement for the administration of certain U.S. based in-force policies.

101

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2017

Attachment to Note 9
Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908

102

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2017

Attachment to Note 9
Entity Name	FEIN
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219

103

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2017

Attachment to Note 9
Entity Name	FEIN
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

104

Statutory-Basis Financial

Statement Schedules

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2017

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$7,679,274	$8,332,193	$7,771,356
States, municipalities and political subdivisions	599,265	630,547	599,234
Foreign governments	343,299	370,706	343,299
Hybrid securities	435,918	473,485	435,918
All other corporate bonds	17,730,673	19,392,379	17,716,311
Preferred stocks	96,250	94,354	95,585
Total fixed maturities	26,884,679	29,293,664	26,961,703

Equity securities
Common stocks:
Industrial, miscellaneous and all other	187,538	203,091	203,091
Total equity securities	187,538	203,091	203,091

Mortgage loans on real estate	4,190,172		4,190,172
Real estate	189,044		189,044
Policy loans	580,338		580,338
Other long-term investments	882,422		882,422
Receivable for securities	17,364		17,364
Securities lending	2,460,919		2,460,919
Cash, cash equivalents and short-term investments	1,620,697		1,620,697
Total investments	$37,013,173		$37,105,750

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $36,056 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $5,144 due to having an NAIC 6 rating.

106

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2017
Individual life	$9,987,824	$–	$250,100	$(7,812,143)	$(1,056,944)	$(1,870,315)	$603,366
Individual health	100,420	91,784	27,176	(1,489,124)	1,344,780	(4,084,846)	(885,516)
Group life and health	1,528,445	23,229	100,510	508,023	238,217	(36,386)	186,023
Annuity	13,180,233	–	18,390	5,583,153	1,427,062	8,689,098	(1,672,986)
Other	–	–	–	–	438,652	–	–

	$24,796,922	$115,013	$396,176	$(3,210,091)	$2,391,767	$2,697,551	$(1,769,113)

Year ended December 31, 2016
Individual life	$13,570,924	$–	$241,127	$964,932	$768,583	$1,682,114	$850,556
Individual health	4,104,887	96,408	177,690	128,097	288,730	350,311	164,250
Group life and health	1,920,903	26,223	111,533	646,226	126,113	395,670	313,984
Annuity	17,643,814	–	18,703	12,283,397	1,069,143	12,071,805	2,063,194
Other	–	–	–	–	152,629	–	–

	$37,240,528	$122,631	$549,053	$14,022,652	$2,405,198	$14,499,900	$3,391,984

Year ended December 31, 2015
Individual life	$13,843,756	$–	$294,838	941,368	$753,961	$2,027,312	$796,949
Individual health	3,835,520	101,563	171,161	247,524	284,543	475,488	259,508
Group life and health	1,893,922	26,260	109,739	664,396	97,824	277,444	307,198
Annuity	16,115,270	–	25,920	12,445,785	1,171,288	8,443,182	5,874,115
Other	–	–	–	–	121,339	–	–

	$35,688,468	$127,823	$601,658	$14,299,073	$2,428,955	$11,223,426	$7,237,770

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

107

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2017
Life insurance in force	$533,085,617	$887,695,994	$484,569,310	$129,958,933	373%

Premiums:
Individual life	$2,443,494	$11,836,066	$1,580,429	$(7,812,143)	-20%
Individual health	530,052	2,022,968	3,792	(1,489,124)	0%
Group life and health	802,090	321,533	27,466	508,023	5%
Annuity	9,813,201	4,280,020	49,972	5,583,153	1%
	$13,588,837	$18,460,587	$1,661,659	$(3,210,091)	-52%

Year ended December 31, 2016
Life insurance in force	$529,122,141	$916,395,356	$525,650,271	$138,377,056	380%

Premiums:
Individual life	$2,422,512	$2,887,979	$1,430,399	$964,932	148%
Individual health	554,332	431,437	5,202	128,097	4%
Group life and health	820,508	203,774	29,492	646,226	5%
Annuity	10,283,875	(1,953,227)	46,295	12,283,397	0%
	$14,081,227	$1,569,963	$1,511,388	$14,022,652	11%

Year ended December 31, 2015
Life insurance in force	$526,735,949	$884,406,081	$541,956,160	$184,286,028	294%

Premiums:
Individual life	$2,367,315	$2,771,123	$1,345,164	$941,356	143%
Individual health	705,974	468,848	11,260	248,386	5%
Group life and health	864,846	234,779	34,330	664,397	5%
Annuity	13,177,620	826,310	94,476	12,445,786	1%
	$17,115,755	$4,301,060	$1,485,230	$14,299,925	10%

108

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2017 and 2016

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2017 and 2016

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the table below (constituting Separate Account VA B, hereafter collectively referred to as the “Sub-Accounts”) as of December 31, 2017 and the related statements of operations and change in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
AB Growth and Income Class B Shares (1)	TA International Equity Index Service Class (4)
AB Large Cap Growth Class B Shares (1)	TA International Moderate Growth Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA Jennison Growth Initial Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Jennison Growth Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Catalyst Dividend Capture VA (1)	TA JPMorgan Enhanced Index Service Class (1)
Catalyst Insider Buying VA (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Madison Balanced Allocation Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Madison Conservative Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA MFS International Equity Initial Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA MFS International Equity Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Franklin Income Class 2 Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Initial Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Service Class (1)
NVIT Emerging Markets Class D Shares (3)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (1)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA U.S. Equity Index Service Class (4)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Moderate Initial Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® Mid-Cap Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Equity Smart Beta 100 Service Class (2)	Vanguard® Total Bond Market Index (1)
TA BlackRock Global Allocation Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock Smart Beta 50 Service Class (2)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock Smart Beta 75 Service Class (2)	Wanger International (1)
TA BlackRock Tactical Allocation Service Class (1)	Wanger USA (1)
TA Clarion Global Real Estate Securities Initial Class (1)

(1)	Statement of assets and liabilities as of December 31, 2017, and statements of operations and change in net assets for the years ended December 31, 2017 and 2016.
(2)	Statement of assets and liabilities as of December 31, 2017 and statements of operations and change in net assets for the year ended December 31, 2017 and the period March 21, 2016 (commencement of operations) through December 31, 2016.
(3)	Statement of assets and liabilities as of December 31, 2017 and statements of operations and change in net assets for the year ended December 31, 2017 and the period August 4, 2016 (commencement of operations) through December 31, 2016.
(4)	Statement of assets and liabilities as of December 31, 2017 and statement of operations and change in net assets for the period May 1, 2017 (commencement of operations) through December 31, 2017.

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the Sub-Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2018

We have served as the auditor of one or more Sub-Accounts in Separate Account VA B since 2014.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	8,520,627.404	$98,602,530	$99,946,959	$17	$99,946,976	38,525,201	$1.433149	$13.835308
AB Growth and Income Class B Shares	7,496,292.811	212,830,300	246,478,108	(444)	246,477,664	77,917,998	1.485256	17.045344
AB Large Cap Growth Class B Shares	600,799.611	20,200,608	32,262,939	(170)	32,262,769	15,509,056	1.837390	12.809059
American Funds—Asset Allocation Class 2 Shares	32,740,053.215	687,684,802	769,063,850	(233)	769,063,617	246,090,334	1.657911	14.874576
American Funds—Bond Class 2 Shares	20,350,595.169	221,559,062	217,547,862	106	217,547,968	73,725,508	1.048332	10.555130
American Funds—Growth Class 2 Shares	5,725,930.701	401,405,595	442,900,740	234	442,900,974	67,452,645	1.973277	18.833232
American Funds—Growth-Income Class 2 Shares	8,452,272.645	393,947,084	420,162,473	(20)	420,162,453	60,250,249	1.977631	17.865875
American Funds—International Class 2 Shares	8,873,606.765	167,069,144	191,936,114	17	191,936,131	51,454,305	1.288256	13.995312
BlackRock Basic Value V.I. Class I Shares	1,391,181.464	20,275,139	21,702,431	(86)	21,702,345	7,377,068	2.123349	10.375780
BlackRock Global Allocation V.I. Class I Shares	758,224.215	11,976,431	13,086,950	12	13,086,962	6,135,012	1.791876	11.051069
BlackRock High Yield V.I. Class I Shares	595,500.317	4,368,924	4,394,792	17,083	4,411,875	1,762,477	2.088061	10.482358
Catalyst Dividend Capture VA	150,226.914	1,834,422	1,769,673	9	1,769,682	1,280,691	1.254790	9.628379
Catalyst Insider Buying VA	179,988.725	3,006,218	2,476,645	34	2,476,679	1,462,179	1.540080	11.448036
Fidelity® VIP Balanced Service Class 2	20,848,799.266	341,205,230	382,158,491	79	382,158,570	147,985,403	1.546899	15.055664
Fidelity® VIP Contrafund® Initial Class	6,801.733	213,566	258,058	7	258,065	79,806	1.893037	17.381974
Fidelity® VIP Contrafund® Service Class 2	15,632,047.998	495,758,306	579,167,378	151	579,167,529	148,094,555	1.675124	17.057835
Fidelity® VIP Equity-Income Initial Class	1,814.874	36,522	43,357	(1)	43,356	24,406	1.583139	10.951282
Fidelity® VIP Equity-Income Service Class 2	2,066,218.418	41,799,605	48,184,214	168	48,184,382	23,845,141	1.375979	11.004979
Fidelity® VIP Growth Initial Class	251.514	13,816	18,625	17	18,642	8,594	2.095510	13.150480
Fidelity® VIP Growth Service Class 2	549,216.814	22,877,309	40,015,937	203	40,016,140	19,553,603	1.808438	13.142960
Fidelity® VIP Growth Opportunities Service Class 2	76,192.353	1,755,510	2,711,686	27	2,711,713	1,207,203	1.739302	13.124508
Fidelity® VIP Mid Cap Initial Class	2,782.382	100,428	108,346	—	108,346	41,922	1.742901	17.241670
Fidelity® VIP Mid Cap Service Class 2	9,906,775.680	320,289,759	374,377,053	(145)	374,376,908	84,005,052	1.681195	16.917674
Fidelity® VIP Value Strategies Initial Class	23,137.450	331,824	330,171	(2)	330,169	86,820	1.720497	15.615309
Fidelity® VIP Value Strategies Service Class 2	10,410,809.157	138,746,831	149,707,436	(70)	149,707,366	44,994,998	0.409609	15.315575
Franklin Founding Funds Allocation Class 4 Shares	13,926,422.090	101,039,253	104,865,958	(29)	104,865,929	50,313,685	1.416966	10.959554
Franklin Income Class 2 Shares	4,702,789.645	70,101,638	76,044,109	(19)	76,044,090	51,870,302	1.296251	10.821945
Franklin Mutual Shares Class 2 Shares	838,965.298	14,491,786	17,081,333	53	17,081,386	12,176,476	1.250036	10.613536
Franklin Templeton Foreign Class 2 Shares	2,122,899.961	29,316,694	32,841,262	147	32,841,409	29,509,124	1.012551	11.522134
Invesco V.I. American Franchise Series II Shares	120,157.789	4,957,841	7,305,594	67	7,305,661	3,978,534	1.736466	12.359359
Janus Henderson—Enterprise Service Shares	338,862.139	14,928,066	22,591,939	(181)	22,591,758	9,702,261	1.487011	12.355010

See accompanying notes

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson—Global Research Service Shares	580,965.250	$16,955,037	$29,147,027	$(9)	$29,147,018	21,574,448	$0.995559	$12.390415
Janus Henderson—Mid Cap Value Service Shares	184,575.681	2,884,397	3,228,229	(16)	3,228,213	1,239,487	1.757328	11.116285
MFS® New Discovery Service Class	2,419,828.825	37,600,168	44,936,221	(27)	44,936,194	17,571,221	1.545839	12.326078
MFS® Total Return Service Class	2,086,632.020	40,250,239	50,663,425	163	50,663,588	26,624,976	1.409775	11.022585
NVIT Emerging Markets Class D Shares	1,608.490	16,199	21,682	—	21,682	1,568	13.560156	13.859939
State Street Total Return V.I.S. Class 3 Shares	2,891,221.242	52,749,205	57,477,478	67	57,477,545	29,732,587	1.352050	13.307784
TA AB Dynamic Allocation Initial Class	1,946,650.447	17,854,336	19,894,768	173	19,894,941	11,583,518	1.158321	10.858787
TA AB Dynamic Allocation Service Class	31,952,934.819	284,401,766	324,322,288	106	324,322,394	153,773,203	1.049118	11.786306
TA Aegon Government Money Market Initial Class	89,165,493.033	89,165,492	89,165,493	(3)	89,165,490	81,612,286	0.804807	9.879060
TA Aegon Government Money Market Service Class	296,558,503.893	296,558,502	296,558,504	(135)	296,558,369	167,094,546	0.800650	9.926991
TA Aegon High Yield Bond Initial Class	10,445,305.052	82,078,346	82,935,722	62	82,935,784	36,693,553	1.202986	12.225409
TA Aegon High Yield Bond Service Class	19,559,878.137	156,351,061	157,652,618	103	157,652,721	40,594,624	1.379907	11.923442
TA Aegon U.S. Government Securities Initial Class	6,050,845.944	72,698,872	65,046,594	173	65,046,767	40,571,556	1.022423	10.196629
TA Aegon U.S. Government Securities Service Class	17,966,351.935	218,919,219	198,887,516	(168)	198,887,348	90,224,835	1.044487	10.174151
TA American Funds Managed Risk—Balanced Service Class	56,308,265.117	575,959,455	652,612,793	(26)	652,612,767	57,652,094	10.768933	11.621539
TA Asset Allocation—Conservative Initial Class	15,502,930.915	162,867,895	171,462,416	(124)	171,462,292	95,917,441	1.247147	11.067865
TA Asset Allocation—Conservative Service Class	96,920,983.493	1,002,809,696	1,060,315,559	(108)	1,060,315,451	432,130,521	1.210109	12.163620
TA Asset Allocation—Growth Initial Class	21,898,651.118	208,435,232	298,478,615	108	298,478,723	138,715,582	1.448546	12.252246
TA Asset Allocation—Growth Service Class	16,381,996.895	172,058,376	221,484,598	(258)	221,484,340	71,714,802	1.291840	15.076009
TA Asset Allocation—Moderate Initial Class	32,999,010.035	350,905,691	416,447,507	(394)	416,447,113	214,216,713	1.335628	11.394388
TA Asset Allocation—Moderate Service Class	421,907,452.286	4,748,158,765	5,252,747,781	(620)	5,252,747,161	1,721,740,775	1.272466	12.947752
TA Asset Allocation—Moderate Growth Initial Class	39,052,750.729	434,224,957	524,868,970	(261)	524,868,709	253,563,185	1.415472	11.786437
TA Asset Allocation—Moderate Growth Service Class	280,438,269.574	3,207,662,817	3,718,611,455	(961)	3,718,610,494	1,392,455,162	1.283938	13.903796
TA Barrow Hanley Dividend Focused Initial Class	15,597,862.985	246,405,340	400,085,186	47	400,085,233	153,385,459	1.345130	16.642144
TA Barrow Hanley Dividend Focused Service Class	7,205,309.421	141,763,049	184,816,187	155	184,816,342	54,139,799	1.420480	16.199907
TA BlackRock Equity Smart Beta 100 Service Class	3,077,951.642	34,032,594	39,921,033	6	39,921,039	3,121,438	11.429473	12.976558
TA BlackRock Global Allocation Service Class	91,933,775.068	1,221,971,221	1,370,732,586	177	1,370,732,763	559,095,448	1.238638	12.646636
TA BlackRock Global Allocation Managed Risk—Balanced Service Class	20,072,397.268	190,793,754	198,315,285	(26)	198,315,259	19,095,805	10.036075	11.071126
TA BlackRock Global Allocation Managed Risk—Growth Service Class	20,585,632.908	195,835,835	208,532,461	(68)	208,532,393	19,697,962	10.237581	11.597828
TA BlackRock Smart Beta 50 Service Class	5,502,019.095	57,893,600	63,218,199	(20)	63,218,179	5,580,252	10.736173	11.524406

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Smart Beta 75 Service Class	2,173,779.038	$23,206,251	$26,367,940	$6	$26,367,946	2,206,073	$11.069156	$12.129099
TA BlackRock Tactical Allocation Service Class	92,104,219.693	1,403,360,380	1,483,798,979	273	1,483,799,252	488,544,310	1.248882	12.875920
TA Clarion Global Real Estate Securities Initial Class	3,450,190.145	41,591,372	45,370,000	142	45,370,142	17,217,524	1.074413	11.494653
TA Clarion Global Real Estate Securities Service Class	6,372,846.936	82,849,773	87,690,374	(77)	87,690,297	32,087,719	1.064769	11.199269
TA International Equity Index Service Class	623,148.729	6,655,819	6,948,108	1	6,948,109	628,764	10.956037	11.123849
TA International Moderate Growth Initial Class	8,570.113	77,933	95,214	1	95,215	68,027	1.399658	11.902044
TA International Moderate Growth Service Class	59,977,890.897	558,214,841	660,356,579	47	660,356,626	334,110,132	1.044590	12.510625
TA Janus Balanced Service Class	54,883,678.292	722,707,525	836,976,094	(28)	836,976,066	194,033,939	1.320669	14.268365
TA Janus Mid-Cap Growth Initial Class	2,283,628.895	67,302,830	73,761,213	75	73,761,288	43,015,893	1.364830	14.637584
TA Janus Mid-Cap Growth Service Class	2,692,626.118	77,330,880	83,552,188	37	83,552,225	21,217,980	1.342588	14.259368
TA Jennison Growth Initial Class	19,286,067.416	177,273,396	207,710,946	119	207,711,065	89,101,540	1.728298	20.467223
TA Jennison Growth Service Class	12,396,370.463	119,593,411	127,186,761	(41)	127,186,720	23,745,417	2.134240	19.929148
TA JPMorgan Core Bond Service Class	17,023,874.286	236,871,428	234,929,465	74	234,929,539	72,762,576	1.033978	10.595392
TA JPMorgan Enhanced Index Initial Class	5,873,434.539	97,214,177	127,336,061	(76)	127,335,985	46,939,835	1.782155	17.910468
TA JPMorgan Enhanced Index Service Class	3,130,598.070	56,833,319	67,683,530	29	67,683,559	12,493,704	1.739783	17.455874
TA JPMorgan Mid Cap Value Service Class	14,096,996.505	267,022,460	234,010,142	(22)	234,010,120	49,949,595	1.511739	16.655633
TA JPMorgan Tactical Allocation Service Class	81,235,793.360	1,168,932,671	1,290,836,756	(370)	1,290,836,386	336,938,291	1.169542	11.964839
TA Legg Mason Dynamic Allocation—Balanced Service Class	92,736,571.538	1,085,058,898	1,134,168,270	4	1,134,168,274	240,726,764	1.091108	11.895436
TA Legg Mason Dynamic Allocation—Growth Service Class	38,365,996.149	474,191,191	502,210,890	(105)	502,210,785	111,240,123	1.219493	12.503305
TA Madison Balanced Allocation Service Class	9,622,120.289	105,203,272	111,712,817	(106)	111,712,711	39,781,670	1.296900	12.459063
TA Madison Conservative Allocation Service Class	6,467,562.077	68,803,078	70,949,156	183	70,949,339	31,298,178	1.170432	11.366271
TA Madison Diversified Income Service Class	9,972,857.521	115,884,001	130,444,976	47	130,445,023	53,981,023	1.289311	12.194369
TA Managed Risk—Balanced ETF Service Class	488,126,161.034	5,591,157,866	6,047,883,135	(317)	6,047,882,818	1,473,800,978	1.125658	12.556351
TA Managed Risk—Conservative ETF Service Class	60,561,908.836	722,370,228	771,558,719	(79)	771,558,640	280,713,603	1.162095	12.248369
TA Managed Risk—Growth ETF Service Class	264,413,643.957	2,677,446,369	2,942,923,857	475	2,942,924,332	1,000,647,147	1.260306	13.515993
TA Market Participation Strategy Service Class	33,938,164.790	391,104,561	434,408,509	121	434,408,630	93,693,820	1.231311	13.011533
TA MFS International Equity Initial Class	8,728,764.813	69,161,448	86,502,059	(330)	86,501,729	49,776,559	1.294632	13.281371
TA MFS International Equity Service Class	11,935,972.643	99,049,160	116,137,014	(174)	116,136,840	29,599,165	1.197216	12.947634
TA Morgan Stanley Capital Growth Initial Class	7,010,995.943	96,383,314	126,618,587	(9)	126,618,578	42,128,648	2.245444	13.765517
TA Morgan Stanley Capital Growth Service Class	5,201,680.902	80,416,875	91,705,634	(8)	91,705,626	14,528,067	2.154551	21.875560
TA Multi-Managed Balanced Initial Class	6,044,079.232	82,104,748	91,688,682	(177)	91,688,505	36,409,215	1.632049	11.220052

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Multi-Managed Balanced Service Class	86,418,261.820	$1,155,460,908	$1,284,175,371	$(94)	$1,284,175,277	245,736,768	$1.388095	$14.563549
TA Multi-Manager Alternative Strategies Service Class	168,999.890	1,713,633	1,693,379	20	1,693,399	166,567	9.907066	10.462560
TA PIMCO Tactical—Balanced Service Class	50,303,042.318	584,624,918	628,788,029	267	628,788,296	172,652,804	1.110903	12.839609
TA PIMCO Tactical—Conservative Service Class	23,416,065.085	266,539,143	282,866,066	(66)	282,866,000	79,062,157	1.045084	12.436322
TA PIMCO Tactical—Growth Service Class	29,573,886.642	336,944,751	373,518,188	72	373,518,260	89,424,879	1.086116	13.237149
TA PIMCO Total Return Initial Class	15,108,333.645	173,594,065	174,652,337	110	174,652,447	108,525,289	1.045343	10.370480
TA PIMCO Total Return Service Class	70,117,790.844	810,273,959	803,549,883	60,013	803,609,896	381,085,363	1.081041	10.584377
TA PineBridge Inflation Opportunities Service Class	16,946,656.620	175,959,302	173,872,697	133	173,872,830	90,816,209	0.956644	10.265369
TA ProFunds UltraBear Service Class (OAM)	28,644,090.437	23,665,130	13,176,282	112	13,176,394	325,897,312	0.038746	7.383735
TA QS Investors Active Asset Allocation—Conservative Service Class	36,743,464.001	388,432,114	413,363,970	(515)	413,363,455	167,288,266	1.094192	11.698713
TA QS Investors Active Asset Allocation—Moderate Service Class	125,468,334.282	1,415,545,687	1,515,657,478	(221)	1,515,657,257	433,032,803	1.144725	12.092132
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	53,764,601.824	597,893,156	650,551,682	198	650,551,880	225,073,336	1.178917	12.634102
TA Small/Mid Cap Value Initial Class	6,294,333.655	119,637,119	135,391,117	57	135,391,174	22,801,173	1.796908	17.276808
TA Small/Mid Cap Value Service Class	6,177,333.066	123,620,346	129,538,674	44	129,538,718	33,142,579	1.767066	16.826681
TA T. Rowe Price Small Cap Initial Class	8,324,843.307	103,805,527	129,784,307	(15)	129,784,292	45,509,419	2.019850	18.922458
TA T. Rowe Price Small Cap Service Class	16,395,204.990	217,915,559	241,993,226	48	241,993,274	37,785,697	1.987216	18.434318
TA Torray Concentrated Growth Initial Class	7,207,736.178	113,726,068	157,200,726	147	157,200,873	41,463,687	1.822343	17.013197
TA Torray Concentrated Growth Service Class	1,825,634.935	35,240,578	40,766,428	(68)	40,766,360	9,771,712	1.762693	16.571112
TA TS&W International Equity Initial Class	5,927,618.152	73,280,320	85,535,530	(151)	85,535,379	40,975,824	1.140805	13.292263
TA TS&W International Equity Service Class	3,045,193.564	37,729,835	43,576,720	54	43,576,774	13,819,574	1.031522	12.944454
TA U.S. Equity Index Service Class	1,641,839.035	17,583,799	18,585,618	2	18,585,620	1,656,725	11.123126	11.293457
TA WMC US Growth Initial Class	9,466,787.811	226,421,854	276,903,543	190	276,903,733	139,553,543	1.683944	18.677090
TA WMC US Growth Service Class	4,317,117.030	107,150,615	123,555,889	(135)	123,555,754	28,142,974	1.589620	18.191755
Vanguard® Equity Index	92,023.990	3,173,691	3,788,628	3	3,788,631	813,744	2.052353	17.962798
Vanguard® International	84,519.373	1,811,519	2,310,760	(2)	2,310,758	767,522	1.448485	15.407065
Vanguard® Mid-Cap Index	58,829.150	1,179,396	1,395,427	(2)	1,395,425	389,324	1.915393	17.087033
Vanguard® REIT Index	34,952.176	453,892	459,272	11	459,283	149,622	1.542912	13.103702
Vanguard® Short-Term Investment Grade	278,702.457	2,954,010	2,959,820	(7)	2,959,813	878,234	1.071876	10.488135
Vanguard® Total Bond Market Index	177,184.374	2,092,674	2,099,635	4	2,099,639	402,636	1.135636	10.569253
Voya Global Perspectives Class S Shares	1,710.589	17,263	19,638	—	19,638	1,791	10.716410	11.195795

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Voya Large Cap Value Class S Shares	83.195	$893	$1,093	$1	$1,094	94	$11.020741	$11.631096
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	10.636208	10.879935
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	11.005874	11.258092
Wanger International	12,018.324	337,334	370,645	(1)	370,644	108,448	1.495202	13.623048
Wanger USA	—	—	—	—	—	—	2.087177	17.080588

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	AB Balanced Wealth Strategy Class B Shares	AB Growth and Income Class B Shares	AB Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$95,500,596	$194,307,335	$30,693,993	$511,723,809	$168,449,072

Investment Income:
Reinvested Dividends	1,726,409	1,672,743	—	9,668,445	3,406,309
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,555,412	2,900,764	426,912	9,450,490	3,306,661

Net Investment Income (Loss)	170,997	(1,228,021)	(426,912)	217,955	99,648
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,390,894	12,421,233	3,428,931	13,205,395	670,487
Realized Gain (Loss) on Investments	(1,645,297)	8,726,133	1,685,316	4,434,469	(432,581)

Net Realized Capital Gains (Losses) on Investments	4,745,597	21,147,366	5,114,247	17,639,864	237,906
Net Change in Unrealized Appreciation (Depreciation)	(2,418,416)	(1,588,392)	(4,514,642)	22,855,077	1,009,600

Net Gain (Loss) on Investment	2,327,181	19,558,974	599,605	40,494,941	1,247,506
Net Increase (Decrease) in Net Assets Resulting from Operations	2,498,178	18,330,953	172,693	40,712,896	1,347,154

Increase (Decrease) in Net Assets from Contract Transactions	(3,914,917)	7,646,377	(2,542,316)	81,602,903	32,890,959

Total Increase (Decrease) in Net Assets	(1,416,739)	25,977,330	(2,369,623)	122,315,799	34,238,113

Net Assets as of December 31, 2016:	$94,083,857	$220,284,665	$28,324,370	$634,039,608	$202,687,185

Investment Income:
Reinvested Dividends	1,757,555	2,948,666	—	11,319,204	4,101,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,578,714	3,382,610	456,309	12,242,819	3,432,100

Net Investment Income (Loss)	178,841	(433,944)	(456,309)	(923,615)	669,280
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	799,896	20,426,407	1,784,870	32,975,305	2,953,858
Realized Gain (Loss) on Investments	(785,572)	11,724,260	2,411,493	13,942,491	(1,054,477)

Net Realized Capital Gains (Losses) on Investments	14,324	32,150,667	4,196,363	46,917,796	1,899,381
Net Change in Unrealized Appreciation (Depreciation)	12,264,594	4,943,149	4,197,338	49,060,945	1,235,417

Net Gain (Loss) on Investment	12,278,918	37,093,816	8,393,701	95,978,741	3,134,798
Net Increase (Decrease) in Net Assets Resulting from Operations	12,457,759	36,659,872	7,937,392	95,055,126	3,804,078

Increase (Decrease) in Net Assets from Contract Transactions	(6,594,640)	(10,466,873)	(3,998,993)	39,968,883	11,056,705

Total Increase (Decrease) in Net Assets	5,863,119	26,192,999	3,938,399	135,024,009	14,860,783

Net Assets as of December 31, 2017:	$99,946,976	$246,477,664	$32,262,769	$769,063,617	$217,547,968

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$241,712,021	$236,097,115	$114,935,590	$20,857,527	$14,520,562

Investment Income:
Reinvested Dividends	2,142,815	4,189,447	1,783,610	316,880	171,223
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,302,075	4,324,268	2,062,245	301,923	197,744

Net Investment Income (Loss)	(2,159,260)	(134,821)	(278,635)	14,957	(26,521)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,498,997	28,109,838	10,276,564	498,719	—
Realized Gain (Loss) on Investments	(1,802,721)	(1,541,716)	(4,497,431)	142,249	26,109

Net Realized Capital Gains (Losses) on Investments	20,696,276	26,568,122	5,779,133	640,968	26,109
Net Change in Unrealized Appreciation (Depreciation)	982,591	(1,580,080)	(3,012,604)	2,542,500	336,401

Net Gain (Loss) on Investment	21,678,867	24,988,042	2,766,529	3,183,468	362,510
Net Increase (Decrease) in Net Assets Resulting from Operations	19,519,607	24,853,221	2,487,894	3,198,425	335,989

Increase (Decrease) in Net Assets from Contract Transactions	39,839,064	47,941,715	12,224,875	(1,986,027)	(1,462,988)

Total Increase (Decrease) in Net Assets	59,358,671	72,794,936	14,712,769	1,212,398	(1,126,999)

Net Assets as of December 31, 2016:	$301,070,692	$308,892,051	$129,648,359	$22,069,925	$13,393,563

Investment Income:
Reinvested Dividends	2,012,383	5,436,965	2,154,436	327,291	169,049
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,277,435	6,028,332	2,709,539	309,812	199,371

Net Investment Income (Loss)	(4,265,052)	(591,367)	(555,103)	17,479	(30,322)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,709,916	23,474,148	1,817,197	817,837	129,358
Realized Gain (Loss) on Investments	2,501,826	237,470	(342,853)	386,085	397,852

Net Realized Capital Gains (Losses) on Investments	38,211,742	23,711,618	1,474,344	1,203,922	527,210
Net Change in Unrealized Appreciation (Depreciation)	50,688,858	44,406,383	39,399,899	153,944	1,037,855

Net Gain (Loss) on Investment	88,900,600	68,118,001	40,874,243	1,357,866	1,565,065
Net Increase (Decrease) in Net Assets Resulting from Operations	84,635,548	67,526,634	40,319,140	1,375,345	1,534,743

Increase (Decrease) in Net Assets from Contract Transactions	57,194,734	43,743,768	21,968,632	(1,742,925)	(1,841,344)

Total Increase (Decrease) in Net Assets	141,830,282	111,270,402	62,287,772	(367,580)	(306,601)

Net Assets as of December 31, 2017:	$442,900,974	$420,162,453	$191,936,131	$21,702,345	$13,086,962

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	BlackRock High Yield V.I. Class I Shares Subaccount	Catalyst Dividend Capture VA Subaccount	Catalyst Insider Buying VA Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of December 31, 2015:	$5,188,905	$2,340,269	$2,588,982	$299,484,731	$716,924

Investment Income:
Reinvested Dividends	269,953	105,982	15,554	3,902,078	3,484
Investment Expense:
Mortality and Expense Risk and Administrative Charges	70,463	30,716	32,947	4,400,736	3,225

Net Investment Income (Loss)	199,490	75,266	(17,393)	(498,658)	259
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	720,807	7,402,751	55,870
Realized Gain (Loss) on Investments	(23,177)	40,858	(15,906)	536,594	(18,385)

Net Realized Capital Gains (Losses) on Investments	(23,177)	40,858	704,901	7,939,345	37,485
Net Change in Unrealized Appreciation (Depreciation)	349,367	8,020	(474,026)	9,081,134	(13,652)

Net Gain (Loss) on Investment	326,190	48,878	230,875	17,020,479	23,833
Net Increase (Decrease) in Net Assets Resulting from Operations	525,680	124,144	213,482	16,521,821	24,092

Increase (Decrease) in Net Assets from Contract Transactions	(875,817)	(246,361)	(240,522)	20,954,344	(309,335)

Total Increase (Decrease) in Net Assets	(350,137)	(122,217)	(27,040)	37,476,165	(285,243)

Net Assets as of December 31, 2016:	$4,838,768	$2,218,052	$2,561,942	$336,960,896	$431,681

Investment Income:
Reinvested Dividends	237,463	63,429	13,597	4,714,475	2,500
Investment Expense:
Mortality and Expense Risk and Administrative Charges	65,292	26,764	33,852	5,246,024	1,782

Net Investment Income (Loss)	172,171	36,665	(20,255)	(531,549)	718
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	303,948	9,450,198	14,141
Realized Gain (Loss) on Investments	31,782	43,054	(91,311)	5,987,743	4,384

Net Realized Capital Gains (Losses) on Investments	31,782	43,054	212,637	15,437,941	18,525
Net Change in Unrealized Appreciation (Depreciation)	61,049	(145,345)	176,794	34,332,976	36,326

Net Gain (Loss) on Investment	92,831	(102,291)	389,431	49,770,917	54,851
Net Increase (Decrease) in Net Assets Resulting from Operations	265,002	(65,626)	369,176	49,239,368	55,569

Increase (Decrease) in Net Assets from Contract Transactions	(691,895)	(382,744)	(454,439)	(4,041,694)	(229,185)

Total Increase (Decrease) in Net Assets	(426,893)	(448,370)	(85,263)	45,197,674	(173,616)

Net Assets as of December 31, 2017:	$4,411,875	$1,769,682	$2,476,679	$382,158,570	$258,065

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Equity- Income Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount
Net Assets as of December 31, 2015:	$449,859,068	$70,747	$47,923,174	$40,557	$40,617,613

Investment Income:
Reinvested Dividends	2,864,504	1,312	990,166	8	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,435,763	402	700,072	179	538,848

Net Investment Income (Loss)	(3,571,259)	910	290,094	(171)	(538,848)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,845,813	4,562	3,154,700	3,734	3,746,975
Realized Gain (Loss) on Investments	6,787,899	(1,999)	233,152	8,495	2,821,129

Net Realized Capital Gains (Losses) on Investments	41,633,712	2,563	3,387,852	12,229	6,568,104
Net Change in Unrealized Appreciation (Depreciation)	(11,502,168)	4,722	3,345,510	(13,326)	(6,540,553)

Net Gain (Loss) on Investment	30,131,544	7,285	6,733,362	(1,097)	27,551
Net Increase (Decrease) in Net Assets Resulting from Operations	26,560,285	8,195	7,023,456	(1,268)	(511,297)

Increase (Decrease) in Net Assets from Contract Transactions	(59,650)	(17,873)	(5,716,374)	(19,734)	(5,786,936)

Total Increase (Decrease) in Net Assets	26,500,635	(9,678)	1,307,082	(21,002)	(6,298,233)

Net Assets as of December 31, 2016:	$476,359,703	$61,069	$49,230,256	$19,555	$34,319,380

Investment Income:
Reinvested Dividends	4,206,437	736	705,663	43	32,379
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,669,169	346	718,518	142	565,104

Net Investment Income (Loss)	(3,462,732)	390	(12,855)	(99)	(532,725)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,503,427	1,145	1,033,609	1,529	2,782,408
Realized Gain (Loss) on Investments	13,938,279	3,466	1,031,780	2,454	2,688,346

Net Realized Capital Gains (Losses) on Investments	42,441,706	4,611	2,065,389	3,983	5,470,754
Net Change in Unrealized Appreciation (Depreciation)	56,527,961	393	2,978,803	1,673	5,748,411

Net Gain (Loss) on Investment	98,969,667	5,004	5,044,192	5,656	11,219,165
Net Increase (Decrease) in Net Assets Resulting from Operations	95,506,935	5,394	5,031,337	5,557	10,686,440

Increase (Decrease) in Net Assets from Contract Transactions	7,300,891	(23,107)	(6,077,211)	(6,470)	(4,989,680)

Total Increase (Decrease) in Net Assets	102,807,826	(17,713)	(1,045,874)	(913)	5,696,760

Net Assets as of December 31, 2017:	$579,167,529	$43,356	$48,184,382	$18,642	$40,016,140

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount
Net Assets as of December 31, 2015:	$2,179,017	$51,157	$298,255,903	$89,494	$124,591,778

Investment Income:
Reinvested Dividends	997	250	945,060	2,007	1,111,388
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,161	321	4,302,516	929	1,751,984

Net Investment Income (Loss)	(28,164)	(71)	(3,357,456)	1,078	(640,596)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,055	3,122	18,184,106	—	—
Realized Gain (Loss) on Investments	161,808	(544)	(1,011,452)	11,600	6,606,582

Net Realized Capital Gains (Losses) on Investments	202,863	2,578	17,172,654	11,600	6,606,582
Net Change in Unrealized Appreciation (Depreciation)	(213,033)	3,151	14,705,971	7,015	2,621,496

Net Gain (Loss) on Investment	(10,170)	5,729	31,878,625	18,615	9,228,078
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,334)	5,658	28,521,169	19,693	8,587,482

Increase (Decrease) in Net Assets from Contract Transactions	(148,002)	(4,535)	(10,550,550)	77,843	(4,948,276)

Total Increase (Decrease) in Net Assets	(186,336)	1,123	17,970,619	97,536	3,639,206

Net Assets as of December 31, 2016:	$1,992,681	$52,280	$316,226,522	$187,030	$128,230,984

Investment Income:
Reinvested Dividends	2,523	396	1,710,549	4,617	1,731,403
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,748	363	5,073,781	1,959	2,044,335

Net Investment Income (Loss)	(32,225)	33	(3,363,232)	2,658	(312,932)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	297,759	2,455	15,882,548	73,224	32,443,575
Realized Gain (Loss) on Investments	149,634	(3)	5,110,071	2,565	5,182,451

Net Realized Capital Gains (Losses) on Investments	447,393	2,452	20,992,619	75,789	37,626,026
Net Change in Unrealized Appreciation (Depreciation)	224,104	7,599	42,316,526	(27,440)	(15,040,289)

Net Gain (Loss) on Investment	671,497	10,051	63,309,145	48,349	22,585,737
Net Increase (Decrease) in Net Assets Resulting from Operations	639,272	10,084	59,945,913	51,007	22,272,805

Increase (Decrease) in Net Assets from Contract Transactions	79,760	45,982	(1,795,527)	92,132	(796,423)

Total Increase (Decrease) in Net Assets	719,032	56,066	58,150,386	143,139	21,476,382

Net Assets as of December 31, 2017:	$2,711,713	$108,346	$374,376,908	$330,169	$149,707,366

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount
Net Assets as of December 31, 2015:	$115,509,798	$89,472,772	$18,306,795	$35,741,459	$7,414,245

Investment Income:
Reinvested Dividends	4,097,691	4,297,727	352,679	642,573	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,818,276	1,231,465	258,830	491,444	99,836

Net Investment Income (Loss)	2,279,415	3,066,262	93,849	151,129	(99,836)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,606,410	—	1,452,874	575,540	616,766
Realized Gain (Loss) on Investments	(1,378,168)	(211,397)	503,479	(298,522)	327,694

Net Realized Capital Gains (Losses) on Investments	2,228,242	(211,397)	1,956,353	277,018	944,460
Net Change in Unrealized Appreciation (Depreciation)	7,041,900	6,973,332	328,700	1,241,231	(827,299)

Net Gain (Loss) on Investment	9,270,142	6,761,935	2,285,053	1,518,249	117,161
Net Increase (Decrease) in Net Assets Resulting from Operations	11,549,557	9,828,197	2,378,902	1,669,378	17,325

Increase (Decrease) in Net Assets from Contract Transactions	(14,959,677)	(15,988,133)	(2,326,995)	(4,756,618)	(888,100)

Total Increase (Decrease) in Net Assets	(3,410,120)	(6,159,936)	51,907	(3,087,240)	(870,775)

Net Assets as of December 31, 2016:	$112,099,678	$83,312,836	$18,358,702	$32,654,219	$6,543,470

Investment Income:
Reinvested Dividends	2,804,077	3,315,815	391,793	863,943	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,805,136	1,161,858	261,204	497,857	107,269

Net Investment Income (Loss)	998,941	2,153,957	130,589	366,086	(107,269)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,496,968	—	710,509	—	579,240
Realized Gain (Loss) on Investments	174,838	1,109,068	629,157	414,507	368,735

Net Realized Capital Gains (Losses) on Investments	4,671,806	1,109,068	1,339,666	414,507	947,975
Net Change in Unrealized Appreciation (Depreciation)	4,796,043	2,957,782	(294,548)	3,864,363	754,245

Net Gain (Loss) on Investment	9,467,849	4,066,850	1,045,118	4,278,870	1,702,220
Net Increase (Decrease) in Net Assets Resulting from Operations	10,466,790	6,220,807	1,175,707	4,644,956	1,594,951

Increase (Decrease) in Net Assets from Contract Transactions	(17,700,539)	(13,489,553)	(2,453,023)	(4,457,766)	(832,760)

Total Increase (Decrease) in Net Assets	(7,233,749)	(7,268,746)	(1,277,316)	187,190	762,191

Net Assets as of December 31, 2017:	$104,865,929	$76,044,090	$17,081,386	$32,841,409	$7,305,661

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount
Net Assets as of December 31, 2015:	$19,764,226	$29,897,411	$2,735,038	$45,033,655	$55,241,989

Investment Income:
Reinvested Dividends	139,288	255,751	24,773	—	1,415,825
Investment Expense:
Mortality and Expense Risk and Administrative Charges	288,240	398,630	39,767	611,267	780,587

Net Investment Income (Loss)	(148,952)	(142,879)	(14,994)	(611,267)	635,238
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,493,333	—	371,882	1,985,386	1,747,849
Realized Gain (Loss) on Investments	1,036,543	1,369,861	9,687	(743,625)	1,709,584

Net Realized Capital Gains (Losses) on Investments	2,529,876	1,369,861	381,569	1,241,761	3,457,433
Net Change in Unrealized Appreciation (Depreciation)	(446,215)	(1,247,346)	70,741	2,020,238	(369,178)

Net Gain (Loss) on Investment	2,083,661	122,515	452,310	3,261,999	3,088,255
Net Increase (Decrease) in Net Assets Resulting from Operations	1,934,709	(20,364)	437,316	2,650,732	3,723,493

Increase (Decrease) in Net Assets from Contract Transactions	(1,947,353)	(4,072,103)	(200,047)	(6,348,826)	(7,033,319)

Total Increase (Decrease) in Net Assets	(12,644)	(4,092,467)	237,269	(3,698,094)	(3,309,826)

Net Assets as of December 31, 2016:	$19,751,582	$25,804,944	$2,972,307	$41,335,561	$51,932,163

Investment Income:
Reinvested Dividends	115,262	190,513	19,514	—	1,108,023
Investment Expense:
Mortality and Expense Risk and Administrative Charges	314,743	409,770	44,192	631,488	752,548

Net Investment Income (Loss)	(199,481)	(219,257)	(24,678)	(631,488)	355,475
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,340,550	—	114,954	860,301	1,422,329
Realized Gain (Loss) on Investments	1,229,939	1,374,519	14,249	447,242	1,894,751

Net Realized Capital Gains (Losses) on Investments	2,570,489	1,374,519	129,203	1,307,543	3,317,080
Net Change in Unrealized Appreciation (Depreciation)	2,425,196	4,967,587	244,440	8,676,946	1,419,095

Net Gain (Loss) on Investment	4,995,685	6,342,106	373,643	9,984,489	4,736,175
Net Increase (Decrease) in Net Assets Resulting from Operations	4,796,204	6,122,849	348,965	9,353,001	5,091,650

Increase (Decrease) in Net Assets from Contract Transactions	(1,956,028)	(2,780,775)	(93,059)	(5,752,368)	(6,360,225)

Total Increase (Decrease) in Net Assets	2,840,176	3,342,074	255,906	3,600,633	(1,268,575)

Net Assets as of December 31, 2017:	$22,591,758	$29,147,018	$3,228,213	$44,936,194	$50,663,588

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	NVIT Emerging Markets Class D Shares Subaccount(1)	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA AB Dynamic Allocation Initial Class Subaccount	TA AB Dynamic Allocation Service Class Subaccount	TA Aegon Government Money Market Initial Class Subaccount
Net Assets as of December 31, 2015:	$—	$55,077,363	$23,447,568	$346,241,255	$118,060,897

Investment Income:
Reinvested Dividends	164	871,307	328,523	4,342,754	6,614
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42	902,389	329,186	4,826,497	1,740,504

Net Investment Income (Loss)	122	(31,082)	(663)	(483,743)	(1,733,890)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,010,082	—	—	—
Realized Gain (Loss) on Investments	(50)	500,432	640,386	4,633,225	—

Net Realized Capital Gains (Losses) on Investments	(50)	1,510,514	640,386	4,633,225	—
Net Change in Unrealized Appreciation (Depreciation)	(792)	830,845	(464,247)	(2,067,014)	—

Net Gain (Loss) on Investment	(842)	2,341,359	176,139	2,566,211	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(720)	2,310,277	175,476	2,082,468	(1,733,890)

Increase (Decrease) in Net Assets from Contract Transactions	19,494	(3,255,351)	(2,127,500)	(8,425,055)	(6,953,071)

Total Increase (Decrease) in Net Assets	18,774	(945,074)	(1,952,024)	(6,342,587)	(8,686,961)

Net Assets as of December 31, 2016:	$18,774	$54,132,289	$21,495,544	$339,898,668	$109,373,936

Investment Income:
Reinvested Dividends	184	976,370	349,550	4,919,858	5,176
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100	904,227	294,690	4,514,302	1,506,954

Net Investment Income (Loss)	84	72,143	54,860	405,556	(1,501,778)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,508,478	—	—	—
Realized Gain (Loss) on Investments	456	1,179,224	680,252	7,370,285	—

Net Realized Capital Gains (Losses) on Investments	456	2,687,702	680,252	7,370,285	—
Net Change in Unrealized Appreciation (Depreciation)	6,275	4,166,449	863,185	17,729,992	—

Net Gain (Loss) on Investment	6,731	6,854,151	1,543,437	25,100,277	—
Net Increase (Decrease) in Net Assets Resulting from Operations	6,815	6,926,294	1,598,297	25,505,833	(1,501,778)

Increase (Decrease) in Net Assets from Contract Transactions	(3,907)	(3,581,038)	(3,198,900)	(41,082,107)	(18,706,668)

Total Increase (Decrease) in Net Assets	2,908	3,345,256	(1,600,603)	(15,576,274)	(20,208,446)

Net Assets as of December 31, 2017:	$21,682	$57,477,545	$19,894,941	$324,322,394	$89,165,490

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Aegon Government Money Market Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount
Net Assets as of December 31, 2015:	$383,764,535	$79,539,458	$137,023,573	$71,113,835	$349,864,588

Investment Income:
Reinvested Dividends	19,966	4,964,898	9,026,847	514,498	1,918,535
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,415,665	1,198,512	2,196,070	1,159,428	6,220,947

Net Investment Income (Loss)	(5,395,699)	3,766,386	6,830,777	(644,930)	(4,302,412)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	(420,462)	(3,922,638)	(1,190,529)	389,755

Net Realized Capital Gains (Losses) on Investments	—	(420,462)	(3,922,638)	(1,190,529)	389,755
Net Change in Unrealized Appreciation (Depreciation)	—	7,191,741	16,022,419	865,081	162,748

Net Gain (Loss) on Investment	—	6,771,279	12,099,781	(325,448)	552,503
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,395,699)	10,537,665	18,930,558	(970,378)	(3,749,909)

Increase (Decrease) in Net Assets from Contract Transactions	5,590,348	(4,677,617)	(366,673)	3,419,313	38,422,328

Total Increase (Decrease) in Net Assets	194,649	5,860,048	18,563,885	2,448,935	34,672,419

Net Assets as of December 31, 2016:	$383,959,184	$85,399,506	$155,587,458	$73,562,770	$384,537,007

Investment Income:
Reinvested Dividends	16,816	4,928,974	8,852,577	2,538,820	7,780,116
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,522,280	1,221,638	2,345,284	1,006,086	3,878,483

Net Investment Income (Loss)	(4,505,464)	3,707,336	6,507,293	1,532,734	3,901,633
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	5,309,737	18,670,273
Realized Gain (Loss) on Investments	—	443,832	1,232,910	(2,122,871)	(8,592,903)

Net Realized Capital Gains (Losses) on Investments	—	443,832	1,232,910	3,186,866	10,077,370
Net Change in Unrealized Appreciation (Depreciation)	—	688,740	1,189,438	(3,895,823)	(10,566,137)

Net Gain (Loss) on Investment	—	1,132,572	2,422,348	(708,957)	(488,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,505,464)	4,839,908	8,929,641	823,777	3,412,866

Increase (Decrease) in Net Assets from Contract Transactions	(82,895,351)	(7,303,630)	(6,864,378)	(9,339,780)	(189,062,525)

Total Increase (Decrease) in Net Assets	(87,400,815)	(2,463,722)	2,065,263	(8,516,003)	(185,649,659)

Net Assets as of December 31, 2017:	$296,558,369	$82,935,784	$157,652,721	$65,046,767	$198,887,348

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount	TA Asset Allocation - Growth Initial Class Subaccount	TA Asset Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$119,855,246	$189,750,194	$1,039,218,010	$273,043,029	$197,157,455

Investment Income:
Reinvested Dividends	1,398,218	3,824,970	18,785,162	5,643,952	3,494,762
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,949,953	2,789,492	14,446,620	3,807,339	2,597,904

Net Investment Income (Loss)	(1,551,735)	1,035,478	4,338,542	1,836,613	896,858
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	4,172,201	23,463,654	—	—
Realized Gain (Loss) on Investments	3,230	(645,513)	(2,920,930)	10,367,544	5,398,467

Net Realized Capital Gains (Losses) on Investments	3,230	3,526,688	20,542,724	10,367,544	5,398,467
Net Change in Unrealized Appreciation (Depreciation)	14,321,273	1,201,733	4,855,411	(1,185,117)	306,619

Net Gain (Loss) on Investment	14,324,503	4,728,421	25,398,135	9,182,427	5,705,086
Net Increase (Decrease) in Net Assets Resulting from Operations	12,772,768	5,763,899	29,736,677	11,019,040	6,601,944

Increase (Decrease) in Net Assets from Contract Transactions	229,949,565	(18,632,199)	(47,297,042)	(29,570,883)	(19,093,951)

Total Increase (Decrease) in Net Assets	242,722,333	(12,868,300)	(17,560,365)	(18,551,843)	(12,492,007)

Net Assets as of December 31, 2016:	$362,577,579	$176,881,894	$1,021,657,645	$254,491,186	$184,665,448

Investment Income:
Reinvested Dividends	3,498,623	3,636,647	19,586,273	4,002,104	2,538,341
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,466,405	2,578,649	14,266,476	4,078,112	2,871,190

Net Investment Income (Loss)	(3,967,782)	1,057,998	5,319,797	(76,008)	(332,849)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	492,161	2,729,846	16,664,670	6,043,863	4,532,063
Realized Gain (Loss) on Investments	5,227,773	1,219,384	4,030,895	10,900,393	8,504,103

Net Realized Capital Gains (Losses) on Investments	5,719,934	3,949,230	20,695,565	16,944,256	13,036,166
Net Change in Unrealized Appreciation (Depreciation)	63,318,221	13,448,450	82,925,628	39,742,810	28,873,724

Net Gain (Loss) on Investment	69,038,155	17,397,680	103,621,193	56,687,066	41,909,890
Net Increase (Decrease) in Net Assets Resulting from Operations	65,070,373	18,455,678	108,940,990	56,611,058	41,577,041

Increase (Decrease) in Net Assets from Contract Transactions	224,964,815	(23,875,280)	(70,283,184)	(12,623,521)	(4,758,149)

Total Increase (Decrease) in Net Assets	290,035,188	(5,419,602)	38,657,806	43,987,537	36,818,892

Net Assets as of December 31, 2017:	$652,612,767	$171,462,292	$1,060,315,451	$298,478,723	$221,484,340

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Asset Allocation - Moderate Initial Class Subaccount	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount	TA Asset Allocation - Moderate Growth Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount
Net Assets as of December 31, 2015:	$418,714,217	$5,033,408,915	$499,970,785	$3,272,645,909	$349,809,796

Investment Income:
Reinvested Dividends	8,882,508	96,247,253	9,746,867	56,957,967	7,455,376
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,964,442	66,093,891	7,117,512	46,501,257	5,024,268

Net Investment Income (Loss)	2,918,066	30,153,362	2,629,355	10,456,710	2,431,108
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,122,008	124,897,398	26,214,499	176,561,797	—
Realized Gain (Loss) on Investments	6,571,800	15,643,392	9,183,006	33,846,317	16,331,527

Net Realized Capital Gains (Losses) on Investments	16,693,808	140,540,790	35,397,505	210,408,114	16,331,527
Net Change in Unrealized Appreciation (Depreciation)	(3,909,028)	13,812,981	(15,175,708)	(73,965,923)	24,445,825

Net Gain (Loss) on Investment	12,784,780	154,353,771	20,221,797	136,442,191	40,777,352
Net Increase (Decrease) in Net Assets Resulting from Operations	15,702,846	184,507,133	22,851,152	146,898,901	43,208,460

Increase (Decrease) in Net Assets from Contract Transactions	(31,114,607)	(333,357,122)	(45,330,832)	(170,423,955)	(29,019,235)

Total Increase (Decrease) in Net Assets	(15,411,761)	(148,849,989)	(22,479,680)	(23,525,054)	14,189,225

Net Assets as of December 31, 2016:	$403,302,456	$4,884,558,926	$477,491,105	$3,249,120,855	$363,999,021

Investment Income:
Reinvested Dividends	7,556,791	84,336,647	8,586,673	53,393,888	8,791,094
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,992,214	68,210,923	7,442,507	50,326,130	5,505,842

Net Investment Income (Loss)	1,564,577	16,125,724	1,144,166	3,067,758	3,285,252
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,995,713	115,050,042	16,651,210	119,140,908	—
Realized Gain (Loss) on Investments	10,138,272	48,798,939	11,235,491	55,920,976	22,834,986

Net Realized Capital Gains (Losses) on Investments	19,133,985	163,848,981	27,886,701	175,061,884	22,834,986
Net Change in Unrealized Appreciation (Depreciation)	35,246,376	511,850,858	53,776,236	393,086,994	26,815,156

Net Gain (Loss) on Investment	54,380,361	675,699,839	81,662,937	568,148,878	49,650,142
Net Increase (Decrease) in Net Assets Resulting from Operations	55,944,938	691,825,563	82,807,103	571,216,636	52,935,394

Increase (Decrease) in Net Assets from Contract Transactions	(42,800,281)	(323,637,328)	(35,429,499)	(101,726,997)	(16,849,182)

Total Increase (Decrease) in Net Assets	13,144,657	368,188,235	47,377,604	469,489,639	36,086,212

Net Assets as of December 31, 2017:	$416,447,113	$5,252,747,161	$524,868,709	$3,718,610,494	$400,085,233

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Equity Smart Beta 100 Service Class Subaccount(1)	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount
Net Assets as of December 31, 2015:	$145,023,856	$—	$1,178,176,425	$128,198,295

Investment Income:
Reinvested Dividends	2,939,251	—	4,606,808	2,971,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,180,690	59,366	17,009,729	1,995,164

Net Investment Income (Loss)	758,561	(59,366)	(12,402,921)	976,381
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	7,136,776	9,905,149
Realized Gain (Loss) on Investments	4,909,031	(12,833)	(4,943,716)	(2,766,262)

Net Realized Capital Gains (Losses) on Investments	4,909,031	(12,833)	2,193,060	7,138,887
Net Change in Unrealized Appreciation (Depreciation)	12,677,327	92,851	48,221,462	(9,013,055)

Net Gain (Loss) on Investment	17,586,358	80,018	50,414,522	(1,874,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,344,919	20,652	38,011,601	(897,787)

Increase (Decrease) in Net Assets from Contract Transactions	5,005,046	23,102,327	51,869,511	34,838,452

Total Increase (Decrease) in Net Assets	23,349,965	23,122,979	89,881,112	33,940,665

Net Assets as of December 31, 2016:	$168,373,821	$23,122,979	$1,268,057,537	$162,138,960

Investment Income:
Reinvested Dividends	3,889,788	178,397	14,438,010	1,243,287
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,578,433	372,904	18,515,960	2,437,010

Net Investment Income (Loss)	1,311,355	(194,507)	(4,077,950)	(1,193,723)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	32,993	—	—
Realized Gain (Loss) on Investments	10,132,751	734,896	11,151,896	(2,487,025)

Net Realized Capital Gains (Losses) on Investments	10,132,751	767,889	11,151,896	(2,487,025)
Net Change in Unrealized Appreciation (Depreciation)	12,636,937	5,795,587	142,522,093	22,485,113

Net Gain (Loss) on Investment	22,769,688	6,563,476	153,673,989	19,998,088
Net Increase (Decrease) in Net Assets Resulting from Operations	24,081,043	6,368,969	149,596,039	18,804,365

Increase (Decrease) in Net Assets from Contract Transactions	(7,638,522)	10,429,091	(46,920,813)	17,371,934

Total Increase (Decrease) in Net Assets	16,442,521	16,798,060	102,675,226	36,176,299

Net Assets as of December 31, 2017:	$184,816,342	$39,921,039	$1,370,732,763	$198,315,259

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Growth Service Class	TA BlackRock Smart Beta 50 Service Class	TA BlackRock Smart Beta 75 Service Class	TA BlackRock Tactical Allocation Service Class
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount
Net Assets as of December 31, 2015:	$150,650,346	$—	$—	$1,402,475,363

Investment Income:
Reinvested Dividends	3,417,364	—	—	32,932,340
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,237,482	209,021	43,691	19,963,698

Net Investment Income (Loss)	1,179,882	(209,021)	(43,691)	12,968,642
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,574,729	—	—	47,921,849
Realized Gain (Loss) on Investments	(3,284,911)	30,186	15,965	5,164,483

Net Realized Capital Gains (Losses) on Investments	6,289,818	30,186	15,965	53,086,332
Net Change in Unrealized Appreciation (Depreciation)	(9,554,872)	(107,122)	69,548	(17,726,377)

Net Gain (Loss) on Investment	(3,265,054)	(76,936)	85,513	35,359,955
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,085,172)	(285,957)	41,822	48,328,597

Increase (Decrease) in Net Assets from Contract Transactions	19,846,947	42,260,756	11,464,594	(6,592,984)

Total Increase (Decrease) in Net Assets	17,761,775	41,974,799	11,506,416	41,735,613

Net Assets as of December 31, 2016:	$168,412,121	$41,974,799	$11,506,416	$1,444,210,976

Investment Income:
Reinvested Dividends	1,172,119	414,758	97,774	21,612,290
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,451,205	717,888	244,320	20,490,691

Net Investment Income (Loss)	(1,279,086)	(303,130)	(146,546)	1,121,599
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	85,812	27,849	24,436,099
Realized Gain (Loss) on Investments	(3,124,381)	693,325	194,838	12,508,824

Net Realized Capital Gains (Losses) on Investments	(3,124,381)	779,137	222,687	36,944,923
Net Change in Unrealized Appreciation (Depreciation)	31,372,175	5,431,722	3,092,141	104,506,238

Net Gain (Loss) on Investment	28,247,794	6,210,859	3,314,828	141,451,161
Net Increase (Decrease) in Net Assets Resulting from Operations	26,968,708	5,907,729	3,168,282	142,572,760

Increase (Decrease) in Net Assets from Contract Transactions	13,151,564	15,335,651	11,693,248	(102,984,484)

Total Increase (Decrease) in Net Assets	40,120,272	21,243,380	14,861,530	39,588,276

Net Assets as of December 31, 2017:	$208,532,393	$63,218,179	$26,367,946	$1,483,799,252

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Clarion Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Service Class	TA International Equity Index Service Class	TA International Moderate Growth Initial Class	TA International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$50,028,208	$89,462,036	$—	$78,116	$595,453,089

Investment Income:
Reinvested Dividends	846,761	1,245,132	—	1,679	10,463,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	700,110	1,276,356	—	349	8,201,821

Net Investment Income (Loss)	146,651	(31,224)	—	1,330	2,261,566
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	1,299,128	1,175,789	—	34	3,144,149

Net Realized Capital Gains (Losses) on Investments	1,299,128	1,175,789	—	34	3,144,149
Net Change in Unrealized Appreciation (Depreciation)	(1,903,615)	(2,257,078)	—	(739)	(8,217,658)

Net Gain (Loss) on Investment	(604,487)	(1,081,289)	—	(705)	(5,073,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	(457,836)	(1,112,513)	—	625	(2,811,943)

Increase (Decrease) in Net Assets from Contract Transactions	(5,034,211)	(4,037,900)	—	1,381	(41,526,221)

Total Increase (Decrease) in Net Assets	(5,492,047)	(5,150,413)	—	2,006	(44,338,164)

Net Assets as of December 31, 2016:	$44,536,161	$84,311,623	$—	$80,122	$551,114,925

Investment Income:
Reinvested Dividends	1,607,121	2,767,019	—	1,620	9,723,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	644,489	1,226,576	24,375	397	8,601,965

Net Investment Income (Loss)	962,632	1,540,443	(24,375)	1,223	1,121,184
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	889,635	1,047,962	12,331	314	9,121,284

Net Realized Capital Gains (Losses) on Investments	889,635	1,047,962	12,331	314	9,121,284
Net Change in Unrealized Appreciation (Depreciation)	2,272,362	5,152,464	292,290	15,366	96,636,872

Net Gain (Loss) on Investment	3,161,997	6,200,426	304,621	15,680	105,758,156
Net Increase (Decrease) in Net Assets Resulting from Operations	4,124,629	7,740,869	280,246	16,903	106,879,340

Increase (Decrease) in Net Assets from Contract Transactions	(3,290,648)	(4,362,195)	6,667,863	(1,810)	2,362,361

Total Increase (Decrease) in Net Assets	833,981	3,378,674	6,948,109	15,093	109,241,701

Net Assets as of December 31, 2017:	$45,370,142	$87,690,297	$6,948,109	$95,215	$660,356,626

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$562,408,813	$69,124,473	$68,159,564	$192,227,221	$96,681,000

Investment Income:
Reinvested Dividends	6,859,000	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,769,636	886,818	884,029	2,475,472	1,288,467

Net Investment Income (Loss)	(1,910,636)	(886,818)	(884,029)	(2,475,472)	(1,288,467)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,696,795	5,689,511	5,997,840	30,242,323	16,495,741
Realized Gain (Loss) on Investments	8,381,278	(960,178)	(4,559,216)	6,003,051	533,825

Net Realized Capital Gains (Losses) on Investments	14,078,073	4,729,333	1,438,624	36,245,374	17,029,566
Net Change in Unrealized Appreciation (Depreciation)	7,012,769	(6,480,033)	(3,241,525)	(40,251,968)	(19,026,960)

Net Gain (Loss) on Investment	21,090,842	(1,750,700)	(1,802,901)	(4,006,594)	(1,997,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,180,206	(2,637,518)	(2,686,930)	(6,482,066)	(3,285,861)

Increase (Decrease) in Net Assets from Contract Transactions	106,359,221	(6,258,652)	(2,150,732)	(20,189,643)	(4,969,002)

Total Increase (Decrease) in Net Assets	125,539,427	(8,896,170)	(4,837,662)	(26,671,709)	(8,254,863)

Net Assets as of December 31, 2016:	$687,948,240	$60,228,303	$63,321,902	$165,555,512	$88,426,137

Investment Income:
Reinvested Dividends	10,235,658	70,225	—	12,425	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,685,739	987,835	1,032,292	2,729,377	1,551,000

Net Investment Income (Loss)	(450,081)	(917,610)	(1,032,292)	(2,716,952)	(1,551,000)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,630,878	443,138	502,665	19,693,104	11,818,204
Realized Gain (Loss) on Investments	13,124,035	439,469	(1,616,980)	6,516,720	(790,780)

Net Realized Capital Gains (Losses) on Investments	16,754,913	882,607	(1,114,315)	26,209,824	11,027,424
Net Change in Unrealized Appreciation (Depreciation)	92,212,070	16,110,152	19,413,457	31,651,570	21,603,025

Net Gain (Loss) on Investment	108,966,983	16,992,759	18,299,142	57,861,394	32,630,449
Net Increase (Decrease) in Net Assets Resulting from Operations	108,516,902	16,075,149	17,266,850	55,144,442	31,079,449

Increase (Decrease) in Net Assets from Contract Transactions	40,510,924	(2,542,164)	2,963,473	(12,988,889)	7,681,134

Total Increase (Decrease) in Net Assets	149,027,826	13,532,985	20,230,323	42,155,553	38,760,583

Net Assets as of December 31, 2017:	$836,976,066	$73,761,288	$83,552,225	$207,711,065	$127,186,720

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount
Net Assets as of December 31, 2015:	$173,901,984	$101,285,585	$39,714,319	$157,156,789	$1,097,074,756

Investment Income:
Reinvested Dividends	4,016,554	410,103	78,214	3,377,193	13,684,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,855,817	1,449,464	611,090	2,502,761	15,208,773

Net Investment Income (Loss)	1,160,737	(1,039,361)	(532,876)	874,432	(1,523,907)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,241,555	982,439	28,246,982	—
Realized Gain (Loss) on Investments	319,871	4,525,574	120,864	1,317,823	9,038,809

Net Realized Capital Gains (Losses) on Investments	319,871	6,767,129	1,103,303	29,564,805	9,038,809
Net Change in Unrealized Appreciation (Depreciation)	(1,333,081)	3,708,951	3,374,395	(10,255,191)	24,826,380

Net Gain (Loss) on Investment	(1,013,210)	10,476,080	4,477,698	19,309,614	33,865,189
Net Increase (Decrease) in Net Assets Resulting from Operations	147,527	9,436,719	3,944,822	20,184,046	32,341,282

Increase (Decrease) in Net Assets from Contract Transactions	51,354,701	(4,108,109)	8,307,114	21,306,372	124,472,451

Total Increase (Decrease) in Net Assets	51,502,228	5,328,610	12,251,936	41,490,418	156,813,733

Net Assets as of December 31, 2016:	$225,404,212	$106,614,195	$51,966,255	$198,647,207	$1,253,888,489

Investment Income:
Reinvested Dividends	5,832,530	665,824	251,368	1,316,612	20,325,359
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,016,043	1,705,763	895,591	3,121,925	16,083,445

Net Investment Income (Loss)	2,816,487	(1,039,939)	(644,223)	(1,805,313)	4,241,914
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,347,479	1,255,601	49,319,651	—
Realized Gain (Loss) on Investments	(139,705)	7,469,287	1,459,592	(2,247,733)	18,158,168

Net Realized Capital Gains (Losses) on Investments	(139,705)	9,816,766	2,715,193	47,071,918	18,158,168
Net Change in Unrealized Appreciation (Depreciation)	1,883,407	12,218,906	8,655,244	(21,421,469)	66,030,970

Net Gain (Loss) on Investment	1,743,702	22,035,672	11,370,437	25,650,449	84,189,138
Net Increase (Decrease) in Net Assets Resulting from Operations	4,560,189	20,995,733	10,726,214	23,845,136	88,431,052

Increase (Decrease) in Net Assets from Contract Transactions	4,965,138	(273,943)	4,991,090	11,517,777	(51,483,155)

Total Increase (Decrease) in Net Assets	9,525,327	20,721,790	15,717,304	35,362,913	36,947,897

Net Assets as of December 31, 2017:	$234,929,539	$127,335,985	$67,683,559	$234,010,120	$1,290,836,386

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount	TA Madison Balanced Allocation Service Class Subaccount	TA Madison Conservative Allocation Service Class Subaccount
Net Assets as of December 31, 2015:	$1,125,801,306	$528,608,149	$98,601,791	$74,112,509

Investment Income:
Reinvested Dividends	13,072,935	5,528,319	1,889,811	1,541,347
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,615,654	7,304,109	1,362,509	1,026,659

Net Investment Income (Loss)	(2,542,719)	(1,775,790)	527,302	514,688
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,657,065	10,154,887	2,282,273	561,806
Realized Gain (Loss) on Investments	7,622,987	4,367,250	(197,050)	(224,877)

Net Realized Capital Gains (Losses) on Investments	33,280,052	14,522,137	2,085,223	336,929
Net Change in Unrealized Appreciation (Depreciation)	(54,146,056)	(25,051,336)	1,361,517	1,149,175

Net Gain (Loss) on Investment	(20,866,004)	(10,529,199)	3,446,740	1,486,104
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,408,723)	(12,304,989)	3,974,042	2,000,792

Increase (Decrease) in Net Assets from Contract Transactions	72,024,169	(2,419,076)	2,436,708	(3,096,205)

Total Increase (Decrease) in Net Assets	48,615,446	(14,724,065)	6,410,750	(1,095,413)

Net Assets as of December 31, 2016:	$1,174,416,752	$513,884,084	$105,012,541	$73,017,096

Investment Income:
Reinvested Dividends	12,915,580	4,889,974	1,924,085	1,393,880
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,826,248	6,736,065	1,441,798	977,154

Net Investment Income (Loss)	(1,910,668)	(1,846,091)	482,287	416,726
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	12,057,642	2,257,264	311,675	30,114

Net Realized Capital Gains (Losses) on Investments	12,057,642	2,257,264	311,675	30,114
Net Change in Unrealized Appreciation (Depreciation)	88,728,628	54,915,721	9,492,640	4,262,719

Net Gain (Loss) on Investment	100,786,270	57,172,985	9,804,315	4,292,833
Net Increase (Decrease) in Net Assets Resulting from Operations	98,875,602	55,326,894	10,286,602	4,709,559

Increase (Decrease) in Net Assets from Contract Transactions	(139,124,080)	(67,000,193)	(3,586,432)	(6,777,316)

Total Increase (Decrease) in Net Assets	(40,248,478)	(11,673,299)	6,700,170	(2,067,757)

Net Assets as of December 31, 2017:	$1,134,168,274	$502,210,785	$111,712,711	$70,949,339

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Madison Diversified Income Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount
Net Assets as of December 31, 2015:	$109,758,408	$5,493,942,298	$734,076,985	$2,828,869,757	$452,767,371

Investment Income:
Reinvested Dividends	1,498,483	92,495,544	12,583,206	44,426,261	714,062
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,515,608	71,370,880	10,122,887	36,719,505	6,254,015

Net Investment Income (Loss)	(17,125)	21,124,664	2,460,319	7,706,756	(5,539,953)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	733,575	45,389,462	7,042,590	—	6,490,035
Realized Gain (Loss) on Investments	1,058,643	892,376	(554,939)	(33,716,208)	3,380,884

Net Realized Capital Gains (Losses) on Investments	1,792,218	46,281,838	6,487,651	(33,716,208)	9,870,919
Net Change in Unrealized Appreciation (Depreciation)	4,191,893	70,095,663	11,605,547	113,828,987	7,934,888

Net Gain (Loss) on Investment	5,984,111	116,377,501	18,093,198	80,112,779	17,805,807
Net Increase (Decrease) in Net Assets Resulting from Operations	5,966,986	137,502,165	20,553,517	87,819,535	12,265,854

Increase (Decrease) in Net Assets from Contract Transactions	242,108	41,731,343	22,372,978	(217,014,991)	(12,021,923)

Total Increase (Decrease) in Net Assets	6,209,094	179,233,508	42,926,495	(129,195,456)	243,931

Net Assets as of December 31, 2016:	$115,967,502	$5,673,175,806	$777,003,480	$2,699,674,301	$453,011,302

Investment Income:
Reinvested Dividends	1,965,339	98,736,631	14,038,933	45,378,154	1,355,027
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,620,670	74,090,044	9,872,468	37,289,218	5,977,877

Net Investment Income (Loss)	344,669	24,646,587	4,166,465	8,088,936	(4,622,850)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,797,475	—	—	—	—
Realized Gain (Loss) on Investments	1,425,981	31,493,323	2,823,066	7,834,179	7,187,544

Net Realized Capital Gains (Losses) on Investments	4,223,456	31,493,323	2,823,066	7,834,179	7,187,544
Net Change in Unrealized Appreciation (Depreciation)	4,903,225	609,243,142	63,758,495	424,830,314	36,315,807

Net Gain (Loss) on Investment	9,126,681	640,736,465	66,581,561	432,664,493	43,503,351
Net Increase (Decrease) in Net Assets Resulting from Operations	9,471,350	665,383,052	70,748,026	440,753,429	38,880,501

Increase (Decrease) in Net Assets from Contract Transactions	5,006,171	(290,676,040)	(76,192,866)	(197,503,398)	(57,483,173)

Total Increase (Decrease) in Net Assets	14,477,521	374,707,012	(5,444,840)	243,250,031	(18,602,672)

Net Assets as of December 31, 2017:	$130,445,023	$6,047,882,818	$771,558,640	$2,942,924,332	$434,408,630

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA MFS International Equity Initial Class	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Multi- Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$71,124,446	$82,697,711	$104,267,818	$53,335,138	$71,558,086

Investment Income:
Reinvested Dividends	991,276	1,090,723	—	—	726,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	951,438	1,145,639	1,422,288	768,600	1,080,640

Net Investment Income (Loss)	39,838	(54,916)	(1,422,288)	(768,600)	(354,283)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	496,051	635,990	14,344,336	8,256,630	2,459,419
Realized Gain (Loss) on Investments	1,343,577	(425,275)	3,794,332	(15,455)	428,893

Net Realized Capital Gains (Losses) on Investments	1,839,628	210,715	18,138,668	8,241,175	2,888,312
Net Change in Unrealized Appreciation (Depreciation)	(3,029,157)	(1,543,402)	(20,711,980)	(9,585,791)	2,050,774

Net Gain (Loss) on Investment	(1,189,529)	(1,332,687)	(2,573,312)	(1,344,616)	4,939,086
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,149,691)	(1,387,603)	(3,995,600)	(2,113,216)	4,584,803

Increase (Decrease) in Net Assets from Contract Transactions	(4,680,935)	3,112,737	(7,356,972)	1,973,884	2,885,034

Total Increase (Decrease) in Net Assets	(5,830,626)	1,725,134	(11,352,572)	(139,332)	7,469,837

Net Assets as of December 31, 2016:	$65,293,820	$84,422,845	$92,915,246	$53,195,806	$79,027,923

Investment Income:
Reinvested Dividends	1,023,426	1,190,277	—	—	744,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,107,093	1,408,799	1,703,972	1,079,903	1,258,804

Net Investment Income (Loss)	(83,667)	(218,522)	(1,703,972)	(1,079,903)	(514,405)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	7,707,076	5,358,123	973,628
Realized Gain (Loss) on Investments	2,052,650	1,956,791	4,713,330	668,926	1,182,672

Net Realized Capital Gains (Losses) on Investments	2,052,650	1,956,791	12,420,406	6,027,049	2,156,300
Net Change in Unrealized Appreciation (Depreciation)	14,911,412	20,339,433	27,471,214	18,937,537	8,510,914

Net Gain (Loss) on Investment	16,964,062	22,296,224	39,891,620	24,964,586	10,667,214
Net Increase (Decrease) in Net Assets Resulting from Operations	16,880,395	22,077,702	38,187,648	23,884,683	10,152,809

Increase (Decrease) in Net Assets from Contract Transactions	4,327,514	9,636,293	(4,484,316)	14,625,137	2,507,773

Total Increase (Decrease) in Net Assets	21,207,909	31,713,995	33,703,332	38,509,820	12,660,582

Net Assets as of December 31, 2017:	$86,501,729	$116,136,840	$126,618,578	$91,705,626	$91,688,505

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$347,407,856	$1,760,776	$571,936,975	$223,359,365	$288,604,027

Investment Income:
Reinvested Dividends	5,228,016	41,999	1,686,498	987,047	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,651,445	18,026	7,972,300	3,282,792	4,360,063

Net Investment Income (Loss)	(2,423,429)	23,973	(6,285,802)	(2,295,745)	(4,360,063)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,339,320	—	—	—	—
Realized Gain (Loss) on Investments	1,620,349	(25,612)	2,371,624	1,374,624	984,394

Net Realized Capital Gains (Losses) on Investments	21,959,669	(25,612)	2,371,624	1,374,624	984,394
Net Change in Unrealized Appreciation (Depreciation)	16,043,324	17,856	26,187,946	8,847,951	14,188,586

Net Gain (Loss) on Investment	38,002,993	(7,756)	28,559,570	10,222,575	15,172,980
Net Increase (Decrease) in Net Assets Resulting from Operations	35,579,564	16,217	22,273,768	7,926,830	10,812,917

Increase (Decrease) in Net Assets from Contract Transactions	521,856,234	(175,886)	15,940,910	42,096,016	34,827,035

Total Increase (Decrease) in Net Assets	557,435,798	(159,669)	38,214,678	50,022,846	45,639,952

Net Assets as of December 31, 2016:	$904,843,654	$1,601,107	$610,151,653	$273,382,211	$334,243,979

Investment Income:
Reinvested Dividends	9,259,180	21,232	1,848,041	3,659,724	1,426,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,664,154	17,970	8,424,648	3,848,852	4,880,053

Net Investment Income (Loss)	(6,404,974)	3,262	(6,576,607)	(189,128)	(3,453,281)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,957,230	—	30,295,029	8,938,941	11,227,202
Realized Gain (Loss) on Investments	12,210,046	(16,421)	8,096,077	3,384,909	3,507,169

Net Realized Capital Gains (Losses) on Investments	26,167,276	(16,421)	38,391,106	12,323,850	14,734,371
Net Change in Unrealized Appreciation (Depreciation)	114,383,168	71,720	30,599,474	12,108,531	32,763,564

Net Gain (Loss) on Investment	140,550,444	55,299	68,990,580	24,432,381	47,497,935
Net Increase (Decrease) in Net Assets Resulting from Operations	134,145,470	58,561	62,413,973	24,243,253	44,044,654

Increase (Decrease) in Net Assets from Contract Transactions	245,186,153	33,731	(43,777,330)	(14,759,464)	(4,770,373)

Total Increase (Decrease) in Net Assets	379,331,623	92,292	18,636,643	9,483,789	39,274,281

Net Assets as of December 31, 2017:	$1,284,175,277	$1,693,399	$628,788,296	$282,866,000	$373,518,260

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$192,941,918	$833,576,453	$178,257,154	$32,809,667	$432,962,686

Investment Income:
Reinvested Dividends	4,477,719	18,743,258	1,041,227	—	5,547,781
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,792,877	11,780,932	2,508,809	605,139	5,772,933

Net Investment Income (Loss)	1,684,842	6,962,326	(1,467,582)	(605,139)	(225,152)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148,397	691,966	—	—	—
Realized Gain (Loss) on Investments	(1,377,576)	(6,181,135)	(3,163,036)	(9,349,658)	(1,303,348)

Net Realized Capital Gains (Losses) on Investments	(1,229,179)	(5,489,169)	(3,163,036)	(9,349,658)	(1,303,348)
Net Change in Unrealized Appreciation (Depreciation)	1,836,492	7,649,836	8,321,693	(7,131,852)	7,341,945

Net Gain (Loss) on Investment	607,313	2,160,667	5,158,657	(16,481,510)	6,038,597
Net Increase (Decrease) in Net Assets Resulting from Operations	2,292,155	9,122,993	3,691,075	(17,086,649)	5,813,445

Increase (Decrease) in Net Assets from Contract Transactions	(13,914,903)	(15,794,282)	(6,600,744)	18,134,179	(13,639,563)

Total Increase (Decrease) in Net Assets	(11,622,748)	(6,671,289)	(2,909,669)	1,047,530	(7,826,118)

Net Assets as of December 31, 2016:	$181,319,170	$826,905,164	$175,347,485	$33,857,197	$425,136,568

Investment Income:
Reinvested Dividends	—	—	409,073	—	7,147,645
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,650,837	11,179,030	2,496,404	308,191	5,391,064

Net Investment Income (Loss)	(2,650,837)	(11,179,030)	(2,087,331)	(308,191)	1,756,581
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,739,756	8,083,194	—	—	—
Realized Gain (Loss) on Investments	(645,814)	(4,447,760)	(1,199,637)	(10,141,176)	1,208,893

Net Realized Capital Gains (Losses) on Investments	1,093,942	3,635,434	(1,199,637)	(10,141,176)	1,208,893
Net Change in Unrealized Appreciation (Depreciation)	7,470,827	33,575,130	6,408,601	1,737,277	37,725,998

Net Gain (Loss) on Investment	8,564,769	37,210,564	5,208,964	(8,403,899)	38,934,891
Net Increase (Decrease) in Net Assets Resulting from Operations	5,913,932	26,031,534	3,121,633	(8,712,090)	40,691,472

Increase (Decrease) in Net Assets from Contract Transactions	(12,580,655)	(49,326,802)	(4,596,288)	(11,968,713)	(52,464,585)

Total Increase (Decrease) in Net Assets	(6,666,723)	(23,295,268)	(1,474,655)	(20,680,803)	(11,773,113)

Net Assets as of December 31, 2017:	$174,652,447	$803,609,896	$173,872,830	$13,176,394	$413,363,455

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/ Mid Cap Value Service Class Subaccount
Net Assets as of December 31, 2015:	$1,537,126,518	$646,874,469	$123,688,215	$88,569,777

Investment Income:
Reinvested Dividends	18,533,964	6,675,387	937,320	488,506
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,710,056	8,447,086	1,706,851	1,311,027

Net Investment Income (Loss)	(1,176,092)	(1,771,699)	(769,531)	(822,521)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	12,083,953	9,420,132
Realized Gain (Loss) on Investments	(3,421,943)	(8,043,648)	1,232,919	(2,491,942)

Net Realized Capital Gains (Losses) on Investments	(3,421,943)	(8,043,648)	13,316,872	6,928,190
Net Change in Unrealized Appreciation (Depreciation)	17,811,376	13,180,018	9,055,489	10,002,219

Net Gain (Loss) on Investment	14,389,433	5,136,370	22,372,361	16,930,409
Net Increase (Decrease) in Net Assets Resulting from Operations	13,213,341	3,364,671	21,602,830	16,107,888

Increase (Decrease) in Net Assets from Contract Transactions	(101,550,608)	(58,800,055)	(15,447,961)	7,033,167

Total Increase (Decrease) in Net Assets	(88,337,267)	(55,435,384)	6,154,869	23,141,055

Net Assets as of December 31, 2016:	$1,448,789,251	$591,439,085	$129,843,084	$111,710,832

Investment Income:
Reinvested Dividends	22,694,448	7,869,723	1,486,161	1,178,729
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,125,329	8,268,246	1,870,446	1,760,282

Net Investment Income (Loss)	3,569,119	(398,523)	(384,285)	(581,553)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	11,573,916	11,124,252
Realized Gain (Loss) on Investments	6,448,187	(368,175)	2,493,679	315,227

Net Realized Capital Gains (Losses) on Investments	6,448,187	(368,175)	14,067,595	11,439,479
Net Change in Unrealized Appreciation (Depreciation)	181,700,925	106,142,677	3,570,457	4,668,926

Net Gain (Loss) on Investment	188,149,112	105,774,502	17,638,052	16,108,405
Net Increase (Decrease) in Net Assets Resulting from Operations	191,718,231	105,375,979	17,253,767	15,526,852

Increase (Decrease) in Net Assets from Contract Transactions	(124,850,225)	(46,263,184)	(11,705,677)	2,301,034

Total Increase (Decrease) in Net Assets	66,868,006	59,112,795	5,548,090	17,827,886

Net Assets as of December 31, 2017:	$1,515,657,257	$650,551,880	$135,391,174	$129,538,718

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount
Net Assets as of December 31, 2015:	$108,382,266	$166,716,242	$150,665,726	$32,981,418	$76,568,954

Investment Income:
Reinvested Dividends	—	—	699,544	44,491	1,992,611
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,522,633	2,462,346	2,110,392	481,142	1,042,729

Net Investment Income (Loss)	(1,522,633)	(2,462,346)	(1,410,848)	(436,651)	949,882
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,867,239	22,161,103	—	—	—
Realized Gain (Loss) on Investments	5,535,730	2,118,475	7,852,106	(741,465)	366,738

Net Realized Capital Gains (Losses) on Investments	18,402,969	24,279,578	7,852,106	(741,465)	366,738
Net Change in Unrealized Appreciation (Depreciation)	(7,368,415)	(6,290,023)	931,430	2,553,875	(1,768,516)

Net Gain (Loss) on Investment	11,034,554	17,989,555	8,783,536	1,812,410	(1,401,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,511,921	15,527,209	7,372,688	1,375,759	(451,896)

Increase (Decrease) in Net Assets from Contract Transactions	(5,603,856)	9,269,323	(16,530,931)	(1,825,549)	(4,212,086)

Total Increase (Decrease) in Net Assets	3,908,065	24,796,532	(9,158,243)	(449,790)	(4,663,982)

Net Assets as of December 31, 2016:	$112,290,331	$191,512,774	$141,507,483	$32,531,628	$71,904,972

Investment Income:
Reinvested Dividends	—	—	577,343	54,116	1,734,650
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,779,974	3,132,675	2,197,525	546,036	1,143,632

Net Investment Income (Loss)	(1,779,974)	(3,132,675)	(1,620,182)	(491,920)	591,018
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,432,884	14,022,111	2,675,509	624,984	—
Realized Gain (Loss) on Investments	6,290,678	5,108,563	8,962,896	395,865	1,357,784

Net Realized Capital Gains (Losses) on Investments	13,723,562	19,130,674	11,638,405	1,020,849	1,357,784
Net Change in Unrealized Appreciation (Depreciation)	10,921,683	24,084,619	21,049,107	6,903,426	13,032,548

Net Gain (Loss) on Investment	24,645,245	43,215,293	32,687,512	7,924,275	14,390,332
Net Increase (Decrease) in Net Assets Resulting from Operations	22,865,271	40,082,618	31,067,330	7,432,355	14,981,350

Increase (Decrease) in Net Assets from Contract Transactions	(5,371,310)	10,397,882	(15,373,940)	802,377	(1,350,943)

Total Increase (Decrease) in Net Assets	17,493,961	50,480,500	15,693,390	8,234,732	13,630,407

Net Assets as of December 31, 2017:	$129,784,292	$241,993,274	$157,200,873	$40,766,360	$85,535,379

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA TS&W International Equity Service Class	TA U.S. Equity Index Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® Equity Index
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$36,053,774	$—	$257,886,335	$96,971,678	$1,852,623

Investment Income:
Reinvested Dividends	927,427	—	986,109	170,663	46,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	522,220	—	3,544,463	1,390,765	13,365

Net Investment Income (Loss)	405,207	—	(2,558,354)	(1,220,102)	33,602
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	10,189,114	4,166,092	38,366
Realized Gain (Loss) on Investments	(733,105)	—	1,267,187	(3,290,490)	36,000

Net Realized Capital Gains (Losses) on Investments	(733,105)	—	11,456,301	875,602	74,366
Net Change in Unrealized Appreciation (Depreciation)	179,442	—	(5,959,260)	1,120,971	108,455

Net Gain (Loss) on Investment	(553,663)	—	5,497,041	1,996,573	182,821
Net Increase (Decrease) in Net Assets Resulting from Operations	(148,456)	—	2,938,687	776,471	216,423

Increase (Decrease) in Net Assets from Contract Transactions	(1,794,580)	—	(23,846,668)	601,271	(148,300)

Total Increase (Decrease) in Net Assets	(1,943,036)	—	(20,907,981)	1,377,742	68,123

Net Assets as of December 31, 2016:	$34,110,738	$—	$236,978,354	$98,349,420	$1,920,746

Investment Income:
Reinvested Dividends	784,746	—	1,098,653	236,857	49,584
Investment Expense:
Mortality and Expense Risk and Administrative Charges	556,986	68,012	3,767,745	1,589,738	22,568

Net Investment Income (Loss)	227,760	(68,012)	(2,669,092)	(1,352,881)	27,016
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	6,217,116	2,757,270	84,690
Realized Gain (Loss) on Investments	110,455	62,482	5,547,134	(314,730)	73,047

Net Realized Capital Gains (Losses) on Investments	110,455	62,482	11,764,250	2,442,540	157,737
Net Change in Unrealized Appreciation (Depreciation)	6,888,443	1,001,819	53,182,305	25,262,181	404,643

Net Gain (Loss) on Investment	6,998,898	1,064,301	64,946,555	27,704,721	562,380
Net Increase (Decrease) in Net Assets Resulting from Operations	7,226,658	996,289	62,277,463	26,351,840	589,396

Increase (Decrease) in Net Assets from Contract Transactions	2,239,378	17,589,331	(22,352,084)	(1,145,506)	1,278,489

Total Increase (Decrease) in Net Assets	9,466,036	18,585,620	39,925,379	25,206,334	1,867,885

Net Assets as of December 31, 2017:	$43,576,774	$18,585,620	$276,903,733	$123,555,754	$3,788,631

See Accompanying Notes.

(1)	See Footnote 1

30

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® REIT Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$1,169,229	$888,668	$350,033	$2,902,363	$1,627,599

Investment Income:
Reinvested Dividends	17,847	12,698	9,472	53,677	36,099
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,156	5,778	2,503	17,967	10,431

Net Investment Income (Loss)	9,691	6,920	6,969	35,710	25,668
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,779	63,140	25,132	—	4,301
Realized Gain (Loss) on Investments	(1,711)	(12,078)	6,152	(4,329)	(476)

Net Realized Capital Gains (Losses) on Investments	19,068	51,062	31,284	(4,329)	3,825
Net Change in Unrealized Appreciation (Depreciation)	(501)	28,394	(10,552)	26,697	924

Net Gain (Loss) on Investment	18,567	79,456	20,732	22,368	4,749
Net Increase (Decrease) in Net Assets Resulting from Operations	28,258	86,376	27,701	58,078	30,417

Increase (Decrease) in Net Assets from Contract Transactions	32,058	(129,206)	(18,992)	(242,521)	(174,491)

Total Increase (Decrease) in Net Assets	60,316	(42,830)	8,709	(184,443)	(144,074)

Net Assets as of December 31, 2016:	$1,229,545	$845,838	$358,742	$2,717,920	$1,483,525

Investment Income:
Reinvested Dividends	16,692	11,727	9,801	59,101	41,539
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,920	7,974	2,958	19,615	12,506

Net Investment Income (Loss)	3,772	3,753	6,843	39,486	29,033
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,210	42,865	17,478	5,098	5,592
Realized Gain (Loss) on Investments	81,257	14,246	3,960	(3,424)	(7,828)

Net Realized Capital Gains (Losses) on Investments	91,467	57,111	21,438	1,674	(2,236)
Net Change in Unrealized Appreciation (Depreciation)	486,596	133,212	(12,168)	2,098	20,009

Net Gain (Loss) on Investment	578,063	190,323	9,270	3,772	17,773
Net Increase (Decrease) in Net Assets Resulting from Operations	581,835	194,076	16,113	43,258	46,806

Increase (Decrease) in Net Assets from Contract Transactions	499,378	355,511	84,428	198,635	569,308

Total Increase (Decrease) in Net Assets	1,081,213	549,587	100,541	241,893	616,114

Net Assets as of December 31, 2017:	$2,310,758	$1,395,425	$459,283	$2,959,813	$2,099,639

See Accompanying Notes.

(1)	See Footnote 1

31

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares	Wanger International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2015:	$15,028	$—	$—	$—	$318,081

Investment Income:
Reinvested Dividends	412	21	—	—	3,641
Investment Expense:
Mortality and Expense Risk and Administrative Charges	204	9	—	—	1,478

Net Investment Income (Loss)	208	12	—	—	2,163
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	28	—	—	24,818
Realized Gain (Loss) on Investments	10	1	—	—	(13,782)

Net Realized Capital Gains (Losses) on Investments	10	29	—	—	11,036
Net Change in Unrealized Appreciation (Depreciation)	579	102	—	—	(19,559)

Net Gain (Loss) on Investment	589	131	—	—	(8,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	797	143	—	—	(6,360)

Increase (Decrease) in Net Assets from Contract Transactions	296	863	—	—	(3,438)

Total Increase (Decrease) in Net Assets	1,093	1,006	—	—	(9,798)

Net Assets as of December 31, 2016:	$16,121	$1,006	$—	$—	$308,283

Investment Income:
Reinvested Dividends	468	23	—	—	3,938
Investment Expense:
Mortality and Expense Risk and Administrative Charges	226	14	—	—	1,534

Net Investment Income (Loss)	242	9	—	—	2,404
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	2,265
Realized Gain (Loss) on Investments	26	8	—	—	(13,907)

Net Realized Capital Gains (Losses) on Investments	26	8	—	—	(11,642)
Net Change in Unrealized Appreciation (Depreciation)	1,911	98	—	—	97,410

Net Gain (Loss) on Investment	1,937	106	—	—	85,768
Net Increase (Decrease) in Net Assets Resulting from Operations	2,179	115	—	—	88,172

Increase (Decrease) in Net Assets from Contract Transactions	1,338	(27)	—	—	(25,811)

Total Increase (Decrease) in Net Assets	3,517	88	—	—	62,361

Net Assets as of December 31, 2017:	$19,638	$1,094	$—	$—	$370,644

See Accompanying Notes.

(1)	See Footnote 1

32

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

Wanger USA
Subaccount
Net Assets as of December 31, 2015:	$274,445

Investment Income:
Reinvested Dividends	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,066

Net Investment Income (Loss)	(1,066)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,647
Realized Gain (Loss) on Investments	(15,073)

Net Realized Capital Gains (Losses) on Investments	28,574
Net Change in Unrealized Appreciation (Depreciation)	(9,800)

Net Gain (Loss) on Investment	18,774
Net Increase (Decrease) in Net Assets Resulting from Operations	17,708

Increase (Decrease) in Net Assets from Contract Transactions	(114,841)

Total Increase (Decrease) in Net Assets	(97,133)

Net Assets as of December 31, 2016:	$177,312

Investment Income:
Reinvested Dividends	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	603

Net Investment Income (Loss)	(603)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,099
Realized Gain (Loss) on Investments	(52,534)

Net Realized Capital Gains (Losses) on Investments	(22,435)
Net Change in Unrealized Appreciation (Depreciation)	35,562

Net Gain (Loss) on Investment	13,127
Net Increase (Decrease) in Net Assets Resulting from Operations	12,524

Increase (Decrease) in Net Assets from Contract Transactions	(189,836)

Total Increase (Decrease) in Net Assets	(177,312)

Net Assets as of December 31, 2017:	$—

See Accompanying Notes.

(1)	See Footnote 1

33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, and Transamerica InspireSM Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust
Catalyst Dividend Capture VA	Catalyst Dividend Capture VA Fund
Catalyst Insider Buying VA	Catalyst Insider Buying VA Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon Government Money Market Service Class	Transamerica Aegon Government Money Market VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA International Equity Index Service Class	May 1, 2017
TA U.S. Equity Index Service Class	May 1, 2017
NVIT Emerging Markets Class D Shares	August 4, 2016
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013

The following subaccount name changes were made effective during the fiscal year ended December 31, 2017:

Subaccount	Formerly
Janus Henderson - Enterprise Service Shares	Janus Aspen - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Aspen - Global Research Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Service Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA Barrow Hanley Dividend Focused Initial Class	Invesco V.I. Value Opportunities Series II Shares

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2017.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$11,838,738	$17,454,736
AB Growth and Income Class B Shares	55,137,801	45,611,971
AB Large Cap Growth Class B Shares	2,673,594	5,343,984
American Funds - Asset Allocation Class 2 Shares	156,630,741	84,609,760
American Funds - Bond Class 2 Shares	55,570,977	40,891,148
American Funds - Growth Class 2 Shares	133,402,946	44,763,428
American Funds - Growth-Income Class 2 Shares	109,214,474	42,587,847
American Funds - International Class 2 Shares	50,004,212	26,773,465
BlackRock Basic Value V.I. Class I Shares	1,972,628	2,880,221
BlackRock Global Allocation V.I. Class I Shares	2,670,979	4,413,311
BlackRock High Yield V.I. Class I Shares	454,809	969,185
Catalyst Dividend Capture VA	96,547	442,628
Catalyst Insider Buying VA	355,131	525,891
Fidelity® VIP Balanced Service Class 2	57,410,015	52,533,219
Fidelity® VIP Contrafund® Initial Class	30,823	245,149
Fidelity® VIP Contrafund® Service Class 2	101,883,205	69,541,709
Fidelity® VIP Equity-Income Initial Class	1,881	23,452
Fidelity® VIP Equity-Income Service Class 2	2,367,529	7,424,065
Fidelity® VIP Growth Initial Class	1,573	6,622
Fidelity® VIP Growth Service Class 2	3,247,419	5,987,480
Fidelity® VIP Growth Opportunities Service Class 2	682,326	337,037
Fidelity® VIP Mid Cap Initial Class	53,022	4,552
Fidelity® VIP Mid Cap Service Class 2	60,781,754	50,057,856
Fidelity® VIP Value Strategies Initial Class	187,126	19,110
Fidelity® VIP Value Strategies Service Class 2	54,412,685	23,078,349
Franklin Founding Funds Allocation Class 4 Shares	7,459,047	19,663,590
Franklin Income Class 2 Shares	4,043,497	15,379,119
Franklin Mutual Shares Class 2 Shares	1,116,810	2,728,736
Franklin Templeton Foreign Class 2 Shares	1,188,749	5,280,428
Invesco V.I. American Franchise Series II Shares	586,063	946,872
Janus Henderson - Enterprise Service Shares	1,853,503	2,668,397
Janus Henderson - Global Research Service Shares	582,873	3,582,895
Janus Henderson - Mid Cap Value Service Shares	162,059	164,839
MFS® New Discovery Service Class	1,419,164	6,942,695
MFS® Total Return Service Class	3,155,877	7,738,304
NVIT Emerging Markets Class D Shares	184	4,006

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
State Street Total Return V.I.S. Class 3 Shares	$8,765,826	$10,766,229
TA AB Dynamic Allocation Initial Class	1,551,858	4,695,917
TA AB Dynamic Allocation Service Class	17,226,453	57,903,012
TA Aegon Government Money Market Initial Class	27,606,891	47,815,218
TA Aegon Government Money Market Service Class	232,110,859	319,511,691
TA Aegon High Yield Bond Initial Class	11,793,170	15,389,365
TA Aegon High Yield Bond Service Class	45,252,041	45,609,187
TA Aegon U.S. Government Securities Initial Class	14,162,658	16,659,995
TA Aegon U.S. Government Securities Service Class	60,753,105	227,243,529
TA American Funds Managed Risk - Balanced Service Class	264,492,705	43,003,471
TA Asset Allocation - Conservative Initial Class	21,154,425	41,241,502
TA Asset Allocation - Conservative Service Class	112,648,224	160,946,965
TA Asset Allocation - Growth Initial Class	26,432,093	33,087,852
TA Asset Allocation - Growth Service Class	32,897,882	33,456,744
TA Asset Allocation - Moderate Initial Class	30,040,813	62,280,528
TA Asset Allocation - Moderate Service Class	338,680,440	531,140,921
TA Asset Allocation - Moderate Growth Initial Class	46,614,501	64,248,542
TA Asset Allocation - Moderate Growth Service Class	429,452,395	408,969,389
TA Barrow Hanley Dividend Focused Initial Class	38,864,431	52,428,518
TA Barrow Hanley Dividend Focused Service Class	26,434,589	32,762,004
TA BlackRock Equity Smart Beta 100 Service Class	18,827,019	8,559,450
TA BlackRock Global Allocation Service Class	121,351,037	172,350,162
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	43,746,751	27,568,522
TA BlackRock Global Allocation Managed Risk - Growth Service Class	40,518,786	28,646,295
TA BlackRock Smart Beta 50 Service Class	25,982,866	10,864,516
TA BlackRock Smart Beta 75 Service Class	14,162,594	2,588,049
TA BlackRock Tactical Allocation Service Class	109,547,330	186,974,013
TA Clarion Global Real Estate Securities Initial Class	4,297,949	6,625,969
TA Clarion Global Real Estate Securities Service Class	10,794,920	13,616,707
TA International Equity Index Service Class	7,041,508	398,020
TA International Moderate Growth Initial Class	1,620	2,207
TA International Moderate Growth Service Class	82,829,279	79,345,956
TA Janus Balanced Service Class	122,421,344	78,729,821
TA Janus Mid-Cap Growth Initial Class	6,476,641	9,493,326
TA Janus Mid-Cap Growth Service Class	15,398,719	12,964,910
TA Jennison Growth Initial Class	30,754,648	26,767,521

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
TA Jennison Growth Service Class	$39,039,485	$21,091,135
TA JPMorgan Core Bond Service Class	51,735,794	43,954,232
TA JPMorgan Enhanced Index Initial Class	18,709,902	17,676,310
TA JPMorgan Enhanced Index Service Class	17,511,329	11,908,845
TA JPMorgan Mid Cap Value Service Class	97,236,409	38,204,195
TA JPMorgan Tactical Allocation Service Class	96,996,780	144,237,468
TA Legg Mason Dynamic Allocation - Balanced Service Class	44,113,999	185,148,601
TA Legg Mason Dynamic Allocation - Growth Service Class	31,073,238	99,919,534
TA Madison Balanced Allocation Service Class	6,124,872	9,228,961
TA Madison Conservative Allocation Service Class	2,299,473	8,660,164
TA Madison Diversified Income Service Class	19,263,089	11,114,748
TA Managed Risk - Balanced ETF Service Class	276,131,652	542,161,076
TA Managed Risk - Conservative ETF Service Class	65,209,903	137,236,359
TA Managed Risk - Growth ETF Service Class	169,929,503	359,344,707
TA Market Participation Strategy Service Class	11,489,081	73,595,181
TA MFS International Equity Initial Class	13,713,508	9,469,466
TA MFS International Equity Service Class	24,850,137	15,432,329
TA Morgan Stanley Capital Growth Initial Class	16,298,113	14,779,391
TA Morgan Stanley Capital Growth Service Class	33,657,502	14,754,149
TA Multi-Managed Balanced Initial Class	14,092,760	11,125,741
TA Multi-Managed Balanced Service Class	368,803,681	116,065,351
TA Multi-Manager Alternative Strategies Service Class	378,111	341,118
TA PIMCO Tactical - Balanced Service Class	62,519,794	82,579,001
TA PIMCO Tactical - Conservative Service Class	43,551,285	49,560,877
TA PIMCO Tactical - Growth Service Class	50,970,826	47,967,216
TA PIMCO Total Return Initial Class	16,861,997	30,353,848
TA PIMCO Total Return Service Class	66,687,703	119,170,195
TA PineBridge Inflation Opportunities Service Class	35,331,832	42,015,470
TA ProFunds UltraBear Service Class (OAM)	1,039,621	13,316,338
TA QS Investors Active Asset Allocation - Conservative Service Class	30,103,992	80,811,953
TA QS Investors Active Asset Allocation - Moderate Service Class	83,759,742	205,040,316
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	43,860,388	90,522,028
TA Small/Mid Cap Value Initial Class	15,510,464	16,026,394
TA Small/Mid Cap Value Service Class	39,690,766	26,846,922
TA T. Rowe Price Small Cap Initial Class	19,262,158	18,980,611
TA T. Rowe Price Small Cap Service Class	53,763,828	32,476,491

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
TA Torray Concentrated Growth Initial Class	$6,086,348	$20,404,985
TA Torray Concentrated Growth Service Class	9,048,820	8,113,366
TA TS&W International Equity Initial Class	9,814,893	10,574,656
TA TS&W International Equity Service Class	8,489,195	6,022,048
TA U.S. Equity Index Service Class	19,081,523	1,560,206
TA WMC US Growth Initial Class	18,157,740	36,961,628
TA WMC US Growth Service Class	17,081,703	16,822,753
Vanguard® Equity Index	1,867,666	477,472
Vanguard® International	918,593	405,233
Vanguard® Mid-Cap Index	548,591	146,462
Vanguard® REIT Index	175,940	67,193
Vanguard® Short-Term Investment Grade	1,028,533	785,306
Vanguard® Total Bond Market Index	868,480	264,545
Voya Global Perspectives Class S Shares	1,839	259
Voya Large Cap Value Class S Shares	24	42
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	32,560	53,701
Wanger USA	30,103	190,441

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	2,184,367	(7,693,644)	(5,509,277)	4,577,856	(7,871,857)	(3,294,001)
AB Growth and Income Class B Shares	9,969,362	(18,232,403)	(8,263,041)	16,757,360	(17,469,368)	(712,008)
AB Large Cap Growth Class B Shares	516,356	(2,602,177)	(2,085,821)	617,367	(2,249,013)	(1,631,646)
American Funds - Asset Allocation Class 2 Shares	26,690,270	(30,743,455)	(4,053,185)	47,671,587	(27,321,969)	20,349,618
American Funds - Bond Class 2 Shares	8,256,221	(20,780,510)	(12,524,289)	20,476,877	(18,150,697)	2,326,180
American Funds - Growth Class 2 Shares	10,676,597	(11,736,881)	(1,060,284)	12,744,488	(13,575,516)	(831,028)
American Funds - Growth-Income Class 2 Shares	10,263,558	(10,140,423)	123,135	12,491,516	(9,359,598)	3,131,918
American Funds - International Class 2 Shares	10,504,197	(8,983,955)	1,520,242	8,751,397	(13,148,033)	(4,396,636)
BlackRock Basic Value V.I. Class I Shares	302,443	(937,189)	(634,746)	205,685	(1,011,112)	(805,427)
BlackRock Global Allocation V.I. Class I Shares	1,231,934	(2,151,853)	(919,919)	219,393	(1,007,025)	(787,632)
BlackRock High Yield V.I. Class I Shares	88,272	(370,185)	(281,913)	51,530	(448,970)	(397,440)
Catalyst Dividend Capture VA	25,547	(303,852)	(278,305)	28,250	(205,201)	(176,951)
Catalyst Insider Buying VA	24,845	(316,354)	(291,509)	61,397	(248,311)	(186,914)
Fidelity® VIP Balanced Service Class 2	11,954,659	(25,243,183)	(13,288,524)	28,760,829	(26,805,861)	1,954,968
Fidelity® VIP Contrafund® Initial Class	3,972	(37,661)	(33,689)	18,534	(106,705)	(88,171)
Fidelity® VIP Contrafund® Service Class 2	12,058,054	(22,222,791)	(10,164,737)	14,749,503	(28,635,135)	(13,885,632)
Fidelity® VIP Equity-Income Initial Class	—	(14,439)	(14,439)	12,302	(25,718)	(13,416)
Fidelity® VIP Equity-Income Service Class 2	340,406	(3,569,145)	(3,228,739)	337,338	(3,828,617)	(3,491,279)
Fidelity® VIP Growth Initial Class	—	(3,561)	(3,561)	8,151	(21,195)	(13,044)
Fidelity® VIP Growth Service Class 2	254,400	(2,873,370)	(2,618,970)	782,581	(4,585,757)	(3,803,176)
Fidelity® VIP Growth Opportunities Service Class 2	177,959	(156,769)	21,190	105,912	(201,872)	(95,960)
Fidelity® VIP Mid Cap Initial Class	22,015	(1,228)	20,787	560	(4,170)	(3,610)
Fidelity® VIP Mid Cap Service Class 2	7,314,311	(13,097,849)	(5,783,538)	8,057,888	(16,295,207)	(8,237,319)
Fidelity® VIP Value Strategies Initial Class	51,180	(9,392)	41,788	21,120	(23,855)	(2,735)
Fidelity® VIP Value Strategies Service Class 2	4,826,259	(8,499,004)	(3,672,745)	6,214,470	(11,246,409)	(5,031,939)
Franklin Founding Funds Allocation Class 4 Shares	82,105	(8,917,934)	(8,835,829)	509,827	(9,042,678)	(8,532,851)
Franklin Income Class 2 Shares	531,794	(10,057,056)	(9,525,262)	1,024,813	(13,767,939)	(12,743,126)

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Franklin Mutual Shares Class 2 Shares	10,802	(1,812,087)	(1,801,285)	181,921	(2,158,889)	(1,976,968)
Franklin Templeton Foreign Class 2 Shares	322,067	(4,533,791)	(4,211,724)	568,053	(5,820,055)	(5,252,002)
Invesco V.I. American Franchise Series II Shares	4,269	(485,362)	(481,093)	43,705	(662,328)	(618,623)
Janus Henderson - Enterprise Service Shares	285,646	(1,168,127)	(882,481)	231,691	(1,343,533)	(1,111,842)
Janus Henderson - Global Research Service Shares	378,693	(2,624,765)	(2,246,072)	369,955	(4,174,401)	(3,804,446)
Janus Henderson - Mid Cap Value Service Shares	11,102	(50,009)	(38,907)	15,068	(118,736)	(103,668)
MFS® New Discovery Service Class	244,514	(2,789,345)	(2,544,831)	634,982	(4,009,910)	(3,374,928)
MFS® Total Return Service Class	359,371	(3,838,888)	(3,479,517)	152,891	(4,401,290)	(4,248,399)
NVIT Emerging Markets Class D Shares	—	(339)	(339)	2,011	(104)	1,907
State Street Total Return V.I.S. Class 3 Shares	1,711,490	(6,088,368)	(4,376,878)	3,334,812	(6,485,858)	(3,151,046)
TA AB Dynamic Allocation Initial Class	753,761	(2,790,589)	(2,036,828)	1,240,382	(2,548,909)	(1,308,527)
TA AB Dynamic Allocation Service Class	2,685,914	(30,514,401)	(27,828,487)	6,008,368	(24,731,613)	(18,723,245)
TA Aegon Government Money Market Initial Class	26,608,695	(43,018,836)	(16,410,141)	56,224,988	(62,558,630)	(6,333,642)
TA Aegon Government Money Market Service Class	112,680,805	(163,595,509)	(50,914,704)	178,862,053	(200,684,879)	(21,822,826)
TA Aegon High Yield Bond Initial Class	3,152,598	(6,563,867)	(3,411,269)	6,640,395	(9,020,389)	(2,379,994)
TA Aegon High Yield Bond Service Class	7,147,909	(10,824,818)	(3,676,909)	24,001,274	(26,126,532)	(2,125,258)
TA Aegon U.S. Government Securities Initial Class	4,240,978	(10,021,317)	(5,780,339)	11,879,386	(9,868,404)	2,010,982
TA Aegon U.S. Government Securities Service Class	11,613,702	(60,855,036)	(49,241,334)	75,622,651	(75,528,728)	93,923
TA American Funds Managed Risk - Balanced Service Class	25,097,874	(3,669,481)	21,428,393	24,615,790	(963,868)	23,651,922
TA Asset Allocation - Conservative Initial Class	8,555,494	(23,089,351)	(14,533,857)	19,586,337	(31,111,191)	(11,524,854)
TA Asset Allocation - Conservative Service Class	17,388,581	(76,988,666)	(59,600,085)	30,018,868	(88,082,485)	(58,063,617)
TA Asset Allocation - Growth Initial Class	8,539,306	(15,184,634)	(6,645,328)	6,793,260	(24,512,256)	(17,718,996)
TA Asset Allocation - Growth Service Class	4,284,131	(13,309,800)	(9,025,669)	6,414,031	(21,921,775)	(15,507,744)
TA Asset Allocation - Moderate Initial Class	7,629,398	(31,368,018)	(23,738,620)	14,245,267	(33,604,411)	(19,359,144)
TA Asset Allocation - Moderate Service Class	31,226,177	(210,638,007)	(179,411,830)	28,826,637	(232,781,096)	(203,954,459)
TA Asset Allocation - Moderate Growth Initial Class	11,741,828	(30,381,678)	(18,639,850)	15,252,932	(42,180,513)	(26,927,581)
TA Asset Allocation - Moderate Growth Service Class	45,942,561	(182,150,263)	(136,207,702)	44,580,749	(213,203,528)	(168,622,779)

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Barrow Hanley Dividend Focused Initial Class	13,171,148	(19,806,441)	(6,635,293)	6,321,900	(20,767,712)	(14,445,812)
TA Barrow Hanley Dividend Focused Service Class	4,630,076	(11,433,873)	(6,803,797)	7,858,173	(10,458,110)	(2,599,937)
TA BlackRock Equity Smart Beta 100 Service Class	1,638,985	(720,196)	918,789	2,356,687	(154,038)	2,202,649
TA BlackRock Global Allocation Service Class	15,303,828	(86,007,399)	(70,703,571)	31,886,592	(87,490,264)	(55,603,672)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	4,406,684	(2,644,637)	1,762,047	6,377,216	(2,623,136)	3,754,080
TA BlackRock Global Allocation Managed Risk - Growth Service Class	4,026,852	(2,834,495)	1,192,357	5,040,120	(2,836,125)	2,203,995
TA BlackRock Smart Beta 50 Service Class	2,414,536	(964,328)	1,450,208	4,361,085	(231,041)	4,130,044
TA BlackRock Smart Beta 75 Service Class	1,300,153	(217,328)	1,082,825	1,192,778	(69,530)	1,123,248
TA BlackRock Tactical Allocation Service Class	14,692,214	(70,930,871)	(56,238,657)	21,474,186	(69,537,978)	(48,063,792)
TA Clarion Global Real Estate Securities Initial Class	1,222,696	(2,469,046)	(1,246,350)	1,856,319	(4,051,687)	(2,195,368)
TA Clarion Global Real Estate Securities Service Class	1,947,304	(6,166,292)	(4,218,988)	4,555,494	(10,572,342)	(6,016,848)
TA International Equity Index Service Class	664,366	(35,602)	628,764	—	—	—
TA International Moderate Growth Initial Class	—	(1,373)	(1,373)	1,849	(630)	1,219
TA International Moderate Growth Service Class	23,520,888	(47,840,359)	(24,319,471)	16,224,478	(63,931,554)	(47,707,076)
TA Janus Balanced Service Class	25,913,479	(29,378,202)	(3,464,723)	39,032,182	(33,567,931)	5,464,251
TA Janus Mid-Cap Growth Initial Class	3,930,961	(5,691,726)	(1,760,765)	4,131,990	(8,874,027)	(4,742,037)
TA Janus Mid-Cap Growth Service Class	2,344,165	(4,096,739)	(1,752,574)	3,608,727	(7,851,191)	(4,242,464)
TA Jennison Growth Initial Class	5,313,280	(12,011,638)	(6,698,358)	4,439,921	(16,655,789)	(12,215,868)
TA Jennison Growth Service Class	5,181,850	(5,282,983)	(101,133)	4,138,539	(9,768,111)	(5,629,572)
TA JPMorgan Core Bond Service Class	8,953,808	(21,121,200)	(12,167,392)	25,022,781	(20,520,038)	4,502,743
TA JPMorgan Enhanced Index Initial Class	6,954,811	(6,932,238)	22,573	4,996,032	(7,280,429)	(2,284,397)
TA JPMorgan Enhanced Index Service Class	2,265,507	(2,847,204)	(581,697)	3,811,970	(3,374,799)	437,171
TA JPMorgan Mid Cap Value Service Class	8,653,775	(11,011,467)	(2,357,692)	13,507,757	(10,763,245)	2,744,512
TA JPMorgan Tactical Allocation Service Class	13,980,067	(56,521,241)	(42,541,174)	33,415,860	(42,376,743)	(8,960,883)
TA Legg Mason Dynamic Allocation - Balanced Service Class	5,448,376	(54,726,022)	(49,277,646)	27,463,153	(41,259,723)	(13,796,570)
TA Legg Mason Dynamic Allocation - Growth Service Class	6,419,083	(27,324,786)	(20,905,703)	17,413,891	(34,950,045)	(17,536,154)
TA Madison Balanced Allocation Service Class	943,576	(2,897,866)	(1,954,290)	1,707,056	(3,336,316)	(1,629,260)

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Madison Conservative Allocation Service Class	200,875	(3,585,221)	(3,384,346)	733,244	(4,546,770)	(3,813,526)
TA Madison Diversified Income Service Class	3,609,815	(4,758,034)	(1,148,219)	2,446,006	(4,650,935)	(2,204,929)
TA Managed Risk - Balanced ETF Service Class	30,922,891	(197,247,862)	(166,324,971)	70,078,652	(179,753,782)	(109,675,130)
TA Managed Risk - Conservative ETF Service Class	13,969,521	(57,637,158)	(43,667,637)	31,195,491	(51,716,980)	(20,521,489)
TA Managed Risk - Growth ETF Service Class	30,109,326	(158,428,620)	(128,319,294)	37,846,184	(210,585,217)	(172,739,033)
TA Market Participation Strategy Service Class	2,871,744	(21,447,251)	(18,575,507)	9,303,963	(15,003,497)	(5,699,534)
TA MFS International Equity Initial Class	8,185,845	(5,519,695)	2,666,150	4,529,027	(8,434,870)	(3,905,843)
TA MFS International Equity Service Class	5,473,524	(5,499,335)	(25,811)	4,704,689	(7,974,528)	(3,269,839)
TA Morgan Stanley Capital Growth Initial Class	3,396,597	(4,966,118)	(1,569,521)	3,486,371	(7,070,316)	(3,583,945)
TA Morgan Stanley Capital Growth Service Class	4,741,907	(3,645,097)	1,096,810	3,011,586	(5,230,043)	(2,218,457)
TA Multi-Managed Balanced Initial Class	5,316,036	(4,327,409)	988,627	5,998,439	(4,667,176)	1,331,263
TA Multi-Managed Balanced Service Class	57,946,841	(31,919,477)	26,027,364	96,343,104	(19,787,266)	76,555,838
TA Multi-Manager Alternative Strategies Service Class	35,958	(32,644)	3,314	24,930	(42,740)	(17,810)
TA PIMCO Tactical - Balanced Service Class	10,261,351	(30,271,841)	(20,010,490)	20,422,364	(22,592,129)	(2,169,765)
TA PIMCO Tactical - Conservative Service Class	8,224,672	(16,927,901)	(8,703,229)	15,470,938	(11,805,874)	3,665,064
TA PIMCO Tactical - Growth Service Class	8,000,167	(16,507,843)	(8,507,676)	14,216,644	(16,190,983)	(1,974,339)
TA PIMCO Total Return Initial Class	9,922,532	(17,670,634)	(7,748,102)	16,071,319	(25,031,254)	(8,959,935)
TA PIMCO Total Return Service Class	12,485,151	(63,599,837)	(51,114,686)	29,868,111	(72,805,371)	(42,937,260)
TA PineBridge Inflation Opportunities Service Class	6,925,892	(17,977,262)	(11,051,370)	11,765,833	(20,093,418)	(8,327,585)
TA ProFunds UltraBear Service Class (OAM)	22,101,178	(253,830,353)	(231,729,175)	686,441,209	(535,616,523)	150,824,686
TA QS Investors Active Asset Allocation - Conservative Service Class	6,311,169	(40,694,270)	(34,383,101)	10,145,092	(33,723,903)	(23,578,811)
TA QS Investors Active Asset Allocation - Moderate Service Class	17,554,145	(77,173,713)	(59,619,568)	10,330,505	(63,026,944)	(52,696,439)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	10,635,414	(39,577,395)	(28,941,981)	7,740,285	(50,946,692)	(43,206,407)
TA Small/Mid Cap Value Initial Class	489,296	(2,554,540)	(2,065,244)	522,126	(4,143,308)	(3,621,182)
TA Small/Mid Cap Value Service Class	4,293,154	(8,752,905)	(4,459,751)	7,977,974	(8,084,028)	(106,054)

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA T. Rowe Price Small Cap Initial Class	4,669,194	(6,675,304)	(2,006,110)	5,548,522	(8,335,225)	(2,786,703)
TA T. Rowe Price Small Cap Service Class	4,697,334	(7,291,519)	(2,594,185)	6,357,624	(8,494,242)	(2,136,618)
TA Torray Concentrated Growth Initial Class	969,461	(5,248,354)	(4,278,893)	1,616,487	(6,791,243)	(5,174,756)
TA Torray Concentrated Growth Service Class	1,031,456	(2,474,122)	(1,442,666)	1,403,687	(3,156,100)	(1,752,413)
TA TS&W International Equity Initial Class	4,534,985	(5,255,376)	(720,391)	4,441,998	(7,067,853)	(2,625,855)
TA TS&W International Equity Service Class	2,431,042	(2,153,460)	277,582	2,249,231	(5,495,812)	(3,246,581)
TA U.S. Equity Index Service Class	1,800,369	(143,644)	1,656,725	—	—	—
TA WMC US Growth Initial Class	5,804,477	(18,627,764)	(12,823,287)	8,822,726	(24,557,097)	(15,734,371)
TA WMC US Growth Service Class	1,889,433	(5,084,140)	(3,194,707)	3,710,129	(6,247,767)	(2,537,638)
Vanguard® Equity Index	503,337	(101,561)	401,776	159,092	(209,979)	(50,887)
Vanguard® International	427,138	(100,951)	326,187	54,824	(39,634)	15,190
Vanguard® Mid-Cap Index	167,261	(21,136)	146,125	29,372	(102,492)	(73,120)
Vanguard® REIT Index	33,283	(20,560)	12,723	23,905	(37,266)	(13,361)
Vanguard® Short-Term Investment Grade	349,897	(482,523)	(132,626)	107,340	(243,629)	(136,289)
Vanguard® Total Bond Market Index	137,701	(180,793)	(43,092)	16,267	(114,873)	(98,606)
Voya Global Perspectives Class S Shares	129	(3)	126	55	(23)	32
Voya Large Cap Value Class S Shares	—	(3)	(3)	97	—	97
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	5,594	(38,982)	(33,388)	24,261	(42,512)	(18,251)
Wanger USA	1	(67,833)	(67,832)	918	(66,956)	(66,038)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$9,468,517	$(16,063,157)	$(6,594,640)	$11,799,095	$(15,714,012)	$(3,914,917)
AB Growth and Income Class B Shares	32,409,700	(42,876,573)	(10,466,873)	45,454,355	(37,807,978)	7,646,377
AB Large Cap Growth Class B Shares	891,772	(4,890,765)	(3,998,993)	916,454	(3,458,770)	(2,542,316)
American Funds - Asset Allocation Class 2 Shares	116,038,980	(76,070,097)	39,968,883	146,972,375	(65,369,472)	81,602,903
American Funds - Bond Class 2 Shares	49,864,463	(38,807,758)	11,056,705	65,269,511	(32,378,552)	32,890,959
American Funds - Growth Class 2 Shares	98,323,541	(41,128,807)	57,194,734	75,975,624	(36,136,560)	39,839,064
American Funds - Growth-Income Class 2 Shares	82,957,637	(39,213,869)	43,743,768	78,385,499	(30,443,784)	47,941,715
American Funds - International Class 2 Shares	46,977,428	(25,008,796)	21,968,632	40,700,972	(28,476,097)	12,224,875
BlackRock Basic Value V.I. Class I Shares	854,223	(2,597,148)	(1,742,925)	580,348	(2,566,375)	(1,986,027)
BlackRock Global Allocation V.I. Class I Shares	2,379,228	(4,220,572)	(1,841,344)	373,087	(1,836,075)	(1,462,988)
BlackRock High Yield V.I. Class I Shares	214,351	(906,246)	(691,895)	115,750	(991,567)	(875,817)
Catalyst Dividend Capture VA	35,232	(417,976)	(382,744)	38,967	(285,328)	(246,361)
Catalyst Insider Buying VA	39,156	(493,595)	(454,439)	79,661	(320,183)	(240,522)
Fidelity® VIP Balanced Service Class 2	44,427,137	(48,468,831)	(4,041,694)	68,631,757	(47,677,413)	20,954,344
Fidelity® VIP Contrafund® Initial Class	14,222	(243,407)	(229,185)	53,743	(363,078)	(309,335)
Fidelity® VIP Contrafund® Service Class 2	71,342,361	(64,041,470)	7,300,891	73,039,231	(73,098,881)	(59,650)
Fidelity® VIP Equity-Income Initial Class	—	(23,107)	(23,107)	16,848	(34,721)	(17,873)
Fidelity® VIP Equity-Income Service Class 2	636,886	(6,714,097)	(6,077,211)	539,694	(6,256,068)	(5,716,374)
Fidelity® VIP Growth Initial Class	—	(6,470)	(6,470)	12,359	(32,093)	(19,734)
Fidelity® VIP Growth Service Class 2	437,125	(5,426,805)	(4,989,680)	1,216,160	(7,003,096)	(5,786,936)
Fidelity® VIP Growth Opportunities Service Class 2	382,678	(302,918)	79,760	176,363	(324,365)	(148,002)
Fidelity® VIP Mid Cap Initial Class	50,190	(4,208)	45,982	3,633	(8,168)	(4,535)
Fidelity® VIP Mid Cap Service Class 2	44,374,920	(46,170,447)	(1,795,527)	35,863,728	(46,414,278)	(10,550,550)
Fidelity® VIP Value Strategies Initial Class	109,343	(17,211)	92,132	139,023	(61,180)	77,843
Fidelity® VIP Value Strategies Service Class 2	20,667,588	(21,464,011)	(796,423)	19,606,698	(24,554,974)	(4,948,276)
Franklin Founding Funds Allocation Class 4 Shares	162,173	(17,862,712)	(17,700,539)	858,522	(15,818,199)	(14,959,677)
Franklin Income Class 2 Shares	732,594	(14,222,147)	(13,489,553)	1,269,839	(17,257,972)	(15,988,133)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Franklin Mutual Shares Class 2 Shares	$14,720	$(2,467,743)	$(2,453,023)	$219,238	$(2,546,233)	$(2,326,995)
Franklin Templeton Foreign Class 2 Shares	329,523	(4,787,289)	(4,457,766)	503,266	(5,259,884)	(4,756,618)
Invesco V.I. American Franchise Series II Shares	7,096	(839,856)	(832,760)	60,086	(948,186)	(888,100)
Janus Henderson - Enterprise Service Shares	399,049	(2,355,077)	(1,956,028)	473,566	(2,420,919)	(1,947,353)
Janus Henderson - Global Research Service Shares	395,979	(3,176,754)	(2,780,775)	403,895	(4,475,998)	(4,072,103)
Janus Henderson - Mid Cap Value Service Shares	28,135	(121,194)	(93,059)	30,526	(230,573)	(200,047)
MFS® New Discovery Service Class	566,384	(6,318,752)	(5,752,368)	1,217,815	(7,566,641)	(6,348,826)
MFS® Total Return Service Class	633,672	(6,993,897)	(6,360,225)	242,335	(7,275,654)	(7,033,319)
NVIT Emerging Markets Class D Shares	—	(3,907)	(3,907)	20,512	(1,018)	19,494
State Street Total Return V.I.S. Class 3 Shares	6,373,341	(9,954,379)	(3,581,038)	6,298,949	(9,554,300)	(3,255,351)
TA AB Dynamic Allocation Initial Class	1,227,951	(4,426,851)	(3,198,900)	1,943,780	(4,071,280)	(2,127,500)
TA AB Dynamic Allocation Service Class	12,991,231	(54,073,338)	(41,082,107)	32,344,874	(40,769,929)	(8,425,055)
TA Aegon Government Money Market Initial Class	27,799,259	(46,505,927)	(18,706,668)	61,962,295	(68,915,366)	(6,953,071)
TA Aegon Government Money Market Service Class	233,034,366	(315,929,717)	(82,895,351)	352,217,056	(346,626,708)	5,590,348
TA Aegon High Yield Bond Initial Class	7,047,192	(14,350,822)	(7,303,630)	13,583,955	(18,261,572)	(4,677,617)
TA Aegon High Yield Bond Service Class	37,108,537	(43,972,915)	(6,864,378)	75,925,907	(76,292,580)	(366,673)
TA Aegon U.S. Government Securities Initial Class	6,427,099	(15,766,879)	(9,339,780)	18,913,159	(15,493,846)	3,419,313
TA Aegon U.S. Government Securities Service Class	34,744,817	(223,807,342)	(189,062,525)	284,020,839	(245,598,511)	38,422,328
TA American Funds Managed Risk - Balanced Service Class	264,552,695	(39,587,880)	224,964,815	239,322,229	(9,372,664)	229,949,565
TA Asset Allocation - Conservative Initial Class	14,952,498	(38,827,778)	(23,875,280)	30,750,848	(49,383,047)	(18,632,199)
TA Asset Allocation - Conservative Service Class	78,654,792	(148,937,976)	(70,283,184)	112,211,098	(159,508,140)	(47,297,042)
TA Asset Allocation - Growth Initial Class	16,702,310	(29,325,831)	(12,623,521)	11,114,899	(40,685,782)	(29,570,883)
TA Asset Allocation - Growth Service Class	26,218,855	(30,977,004)	(4,758,149)	25,299,082	(44,393,033)	(19,093,951)
TA Asset Allocation - Moderate Initial Class	13,889,951	(56,690,232)	(42,800,281)	24,091,043	(55,205,650)	(31,114,607)
TA Asset Allocation - Moderate Service Class	149,989,022	(473,626,350)	(323,637,328)	123,033,381	(456,390,503)	(333,357,122)
TA Asset Allocation - Moderate Growth Initial Class	22,140,136	(57,569,635)	(35,429,499)	25,811,572	(71,142,404)	(45,330,832)
TA Asset Allocation - Moderate Growth Service Class	267,089,876	(368,816,873)	(101,726,997)	210,725,982	(381,149,937)	(170,423,955)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Barrow Hanley Dividend Focused Initial Class	$30,713,134	$(47,562,316)	$(16,849,182)	$13,456,258	$(42,475,493)	$(29,019,235)
TA Barrow Hanley Dividend Focused Service Class	23,085,838	(30,724,360)	(7,638,522)	28,239,471	(23,234,425)	5,005,046
TA BlackRock Equity Smart Beta 100 Service Class	18,678,537	(8,249,446)	10,429,091	24,665,460	(1,563,133)	23,102,327
TA BlackRock Global Allocation Service Class	111,171,075	(158,091,888)	(46,920,813)	199,822,270	(147,952,759)	51,869,511
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	43,460,307	(26,088,373)	17,371,934	59,155,665	(24,317,213)	34,838,452
TA BlackRock Global Allocation Managed Risk - Growth Service Class	40,236,176	(27,084,612)	13,151,564	45,467,475	(25,620,528)	19,846,947
TA BlackRock Smart Beta 50 Service Class	25,711,029	(10,375,378)	15,335,651	44,618,681	(2,357,925)	42,260,756
TA BlackRock Smart Beta 75 Service Class	14,070,643	(2,377,395)	11,693,248	12,177,322	(712,728)	11,464,594
TA BlackRock Tactical Allocation Service Class	67,522,081	(170,506,565)	(102,984,484)	139,679,982	(146,272,966)	(6,592,984)
TA Clarion Global Real Estate Securities Initial Class	2,814,031	(6,104,679)	(3,290,648)	4,770,168	(9,804,379)	(5,034,211)
TA Clarion Global Real Estate Securities Service Class	8,422,212	(12,784,407)	(4,362,195)	15,554,106	(19,592,006)	(4,037,900)
TA International Equity Index Service Class	7,045,360	(377,497)	6,667,863	—	—	—
TA International Moderate Growth Initial Class	—	(1,810)	(1,810)	2,115	(734)	1,381
TA International Moderate Growth Service Class	75,090,666	(72,728,305)	2,362,361	46,164,977	(87,691,198)	(41,526,221)
TA Janus Balanced Service Class	113,039,966	(72,529,042)	40,510,924	177,183,176	(70,823,955)	106,359,221
TA Janus Mid-Cap Growth Initial Class	6,083,253	(8,625,417)	(2,542,164)	5,272,371	(11,531,023)	(6,258,652)
TA Janus Mid-Cap Growth Service Class	15,119,944	(12,156,471)	2,963,473	13,863,427	(16,014,159)	(2,150,732)
TA Jennison Growth Initial Class	11,322,873	(24,311,762)	(12,988,889)	7,698,925	(27,888,568)	(20,189,643)
TA Jennison Growth Service Class	27,573,871	(19,892,737)	7,681,134	23,200,977	(28,169,979)	(4,969,002)
TA JPMorgan Core Bond Service Class	47,288,258	(42,323,120)	4,965,138	87,412,186	(36,057,485)	51,354,701
TA JPMorgan Enhanced Index Initial Class	15,951,256	(16,225,199)	(273,943)	10,385,101	(14,493,210)	(4,108,109)
TA JPMorgan Enhanced Index Service Class	16,184,281	(11,193,191)	4,991,090	17,101,303	(8,794,189)	8,307,114
TA JPMorgan Mid Cap Value Service Class	47,665,154	(36,147,377)	11,517,777	57,022,033	(35,715,661)	21,306,372
TA JPMorgan Tactical Allocation Service Class	81,888,531	(133,371,686)	(51,483,155)	210,438,567	(85,966,116)	124,472,451
TA Legg Mason Dynamic Allocation - Balanced Service Class	33,719,878	(172,843,958)	(139,124,080)	174,350,460	(102,326,291)	72,024,169
TA Legg Mason Dynamic Allocation - Growth Service Class	27,840,465	(94,840,658)	(67,000,193)	91,439,069	(93,858,145)	(2,419,076)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Madison Balanced Allocation Service Class	$4,337,828	$(7,924,260)	$(3,586,432)	$10,074,472	$(7,637,764)	$2,436,708
TA Madison Conservative Allocation Service Class	948,076	(7,725,392)	(6,777,316)	5,464,541	(8,560,746)	(3,096,205)
TA Madison Diversified Income Service Class	14,669,824	(9,663,653)	5,006,171	9,468,357	(9,226,249)	242,108
TA Managed Risk - Balanced ETF Service Class	193,272,570	(483,948,610)	(290,676,040)	412,893,951	(371,162,608)	41,731,343
TA Managed Risk - Conservative ETF Service Class	52,916,417	(129,109,283)	(76,192,866)	126,094,830	(103,721,852)	22,372,978
TA Managed Risk - Growth ETF Service Class	131,935,300	(329,438,698)	(197,503,398)	183,488,838	(400,503,829)	(217,014,991)
TA Market Participation Strategy Service Class	11,148,212	(68,631,385)	(57,483,173)	33,875,388	(45,897,311)	(12,021,923)
TA MFS International Equity Initial Class	12,936,663	(8,609,149)	4,327,514	6,490,882	(11,171,817)	(4,680,935)
TA MFS International Equity Service Class	24,050,412	(14,414,119)	9,636,293	18,223,889	(15,111,152)	3,112,737
TA Morgan Stanley Capital Growth Initial Class	8,813,659	(13,297,975)	(4,484,316)	7,456,615	(14,813,587)	(7,356,972)
TA Morgan Stanley Capital Growth Service Class	28,566,746	(13,941,609)	14,625,137	17,294,161	(15,320,277)	1,973,884
TA Multi-Managed Balanced Initial Class	12,579,290	(10,071,517)	2,507,773	12,785,644	(9,900,610)	2,885,034
TA Multi-Managed Balanced Service Class	353,009,221	(107,823,068)	245,186,153	567,124,285	(45,268,051)	521,856,234
TA Multi-Manager Alternative Strategies Service Class	360,190	(326,459)	33,731	242,550	(418,436)	(175,886)
TA PIMCO Tactical - Balanced Service Class	31,996,612	(75,773,942)	(43,777,330)	64,517,391	(48,576,481)	15,940,910
TA PIMCO Tactical - Conservative Service Class	31,844,067	(46,603,531)	(14,759,464)	66,357,295	(24,261,279)	42,096,016
TA PIMCO Tactical - Growth Service Class	39,745,565	(44,515,938)	(4,770,373)	70,321,227	(35,494,192)	34,827,035
TA PIMCO Total Return Initial Class	15,529,007	(28,109,662)	(12,580,655)	25,341,461	(39,256,364)	(13,914,903)
TA PIMCO Total Return Service Class	61,499,147	(110,825,949)	(49,326,802)	108,085,761	(123,880,043)	(15,794,282)
TA PineBridge Inflation Opportunities Service Class	35,811,788	(40,408,076)	(4,596,288)	44,051,179	(50,651,923)	(6,600,744)
TA ProFunds UltraBear Service Class (OAM)	1,073,871	(13,042,584)	(11,968,713)	58,145,177	(40,010,998)	18,134,179
TA QS Investors Active Asset Allocation - Conservative Service Class	23,599,475	(76,064,060)	(52,464,585)	43,554,540	(57,194,103)	(13,639,563)
TA QS Investors Active Asset Allocation - Moderate Service Class	63,344,006	(188,194,231)	(124,850,225)	38,093,100	(139,643,708)	(101,550,608)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	37,240,892	(83,504,076)	(46,263,184)	38,457,289	(97,257,344)	(58,800,055)
TA Small/Mid Cap Value Initial Class	2,560,954	(14,266,631)	(11,705,677)	2,380,933	(17,828,894)	(15,447,961)

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Small/Mid Cap Value Service Class	$27,862,945	$(25,561,911)	$2,301,034	$25,805,765	$(18,772,598)	$7,033,167
TA T. Rowe Price Small Cap Initial Class	12,147,642	(17,518,952)	(5,371,310)	12,421,822	(18,025,678)	(5,603,856)
TA T. Rowe Price Small Cap Service Class	40,718,092	(30,320,210)	10,397,882	39,755,899	(30,486,576)	9,269,323
TA Torray Concentrated Growth Initial Class	2,973,031	(18,346,971)	(15,373,940)	4,145,727	(20,676,658)	(16,530,931)
TA Torray Concentrated Growth Service Class	8,428,310	(7,625,933)	802,377	5,967,912	(7,793,461)	(1,825,549)
TA TS&W International Equity Initial Class	8,269,943	(9,620,886)	(1,350,943)	6,916,000	(11,128,086)	(4,212,086)
TA TS&W International Equity Service Class	7,812,313	(5,572,935)	2,239,378	9,555,073	(11,349,653)	(1,794,580)
TA U.S. Equity Index Service Class	19,103,992	(1,514,661)	17,589,331	—	—	—
TA WMC US Growth Initial Class	11,233,951	(33,586,035)	(22,352,084)	14,451,763	(38,298,431)	(23,846,668)
TA WMC US Growth Service Class	14,393,677	(15,539,183)	(1,145,506)	18,622,658	(18,021,387)	601,271
Vanguard® Equity Index	1,733,871	(455,382)	1,278,489	324,385	(472,685)	(148,300)
Vanguard® International	891,820	(392,442)	499,378	147,782	(115,724)	32,058
Vanguard® Mid-Cap Index	494,137	(138,626)	355,511	69,512	(198,718)	(129,206)
Vanguard® REIT Index	148,737	(64,309)	84,428	45,917	(64,909)	(18,992)
Vanguard® Short-Term Investment Grade	965,099	(766,464)	198,635	217,258	(459,779)	(242,521)
Vanguard® Total Bond Market Index	821,823	(252,515)	569,308	111,343	(285,834)	(174,491)
Voya Global Perspectives Class S Shares	1,375	(37)	1,338	515	(219)	296
Voya Large Cap Value Class S Shares	—	(27)	(27)	862	1	863
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	26,400	(52,211)	(25,811)	50,848	(54,286)	(3,438)
Wanger USA	14	(189,850)	(189,836)	1,329	(116,170)	(114,841)

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2017	38,525,201	$13.84	to	$11.22	$99,946,976	1.81%	0.40%	to	2.85%	14.88%	to	12.43%
12/31/2016	44,034,478	12.01	to	1.63	94,083,857	1.82	0.65	to	2.65	3.77	to	1.75
12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64	to	(1.32)
12/31/2014	47,372,152	11.51	to	1.62	91,875,603	2.43	0.65	to	2.65	6.42	to	4.34
12/31/2013	50,928,333	1.19	to	1.56	87,360,846	2.31	0.65	to	2.65	15.52	to	13.27
AB Growth and Income Class B Shares
12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24	to	15.38
12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74	to	8.58
12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)
12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96	to	6.83
12/31/2013	96,773,079	1.65	to	1.19	156,306,109	1.06	0.30	to	2.30	34.19	to	31.57
AB Large Cap Growth Class B Shares
12/31/2017	15,509,056	2.79	to	12.61	32,262,769	—	0.30	to	2.80	31.28	to	28.10
12/31/2016	17,594,877	2.12	to	1.57	28,324,370	—	0.30	to	2.30	2.05	to	0.06
12/31/2015	19,226,523	2.08	to	1.57	30,693,993	—	0.30	to	2.30	10.52	to	8.36
12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50	to	11.28
12/31/2013	27,375,375	1.66	to	1.30	35,597,034	—	0.30	to	2.30	36.59	to	33.92
American Funds - Asset Allocation Class 2 Shares
12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37	to	12.91
12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60	to	6.49
12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)
12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61	to	2.57
12/31/2013	233,042,233	1.33	to	1.48	379,469,267	1.66	0.75	to	2.75	22.77	to	20.38
American Funds - Bond Class 2 Shares
12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89	to	0.70
12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18	to	0.20
12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)
12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50	to	2.46
12/31/2013	85,631,756	1.05	to	1.04	103,432,773	1.87	0.75	to	2.75	(2.89)	to	(4.78)
American Funds - Growth Class 2 Shares
12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34	to	24.63
12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67	to	6.72
12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15
12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70	to	5.76
12/31/2013	61,017,259	1.32	to	1.58	116,392,175	1.03	0.75	to	2.60	29.13	to	26.81
American Funds - Growth-Income Class 2 Shares
12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47	to	18.89
12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69	to	8.70
12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)
12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81	to	7.83
12/31/2013	47,215,255	1.41	to	1.56	93,879,498	1.63	0.75	to	2.60	32.51	to	30.12
American Funds - International Class 2 Shares
12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16	to	28.37
12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76	to	0.92
12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)
12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)	to	(5.12)
12/31/2013	50,035,861	1.10	to	1.17	69,810,558	1.55	0.75	to	2.60	20.73	to	18.55

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BlackRock Basic Value V.I. Class I Shares
12/31/2017	7,377,068	$2.36	to	$10.38	$21,702,345	1.54%	1.25%	to	2.65%	6.91%	to	5.45%
12/31/2016	8,011,814	2.21	to	2.40	22,069,925	1.52	1.25	to	2.30	16.73	to	15.54
12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)
12/31/2014	11,168,612	2.04	to	2.26	28,532,280	1.38	1.25	to	2.30	8.57	to	7.46
12/31/2013	12,781,068	1.88	to	2.10	30,389,242	1.44	1.25	to	2.30	36.37	to	34.97
BlackRock Global Allocation V.I. Class I Shares
12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46	to	10.93
12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78
12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)
12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
12/31/2013	11,656,814	2.61	to	2.65	22,385,439	1.15	1.25	to	2.30	13.34	to	12.18
BlackRock High Yield V.I. Class I Shares
12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00	to	4.56
12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38
12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)
12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
12/31/2013	3,709,697	2.26	to	1.90	8,168,931	5.90	1.25	to	2.30	7.99	to	6.88
Catalyst Dividend Capture VA
12/31/2017	1,280,691	9.63	to	9.51	1,769,682	3.17	1.25	to	2.50	(2.85)	to	(3.80)
12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57
12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)
12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68
12/31/2013	3,214,274	1.30	to	1.22	4,166,880	3.17	1.30	to	2.30	18.42	to	17.27
Catalyst Insider Buying VA
12/31/2017	1,462,179	11.45	to	11.31	2,476,679	0.54	1.25	to	2.50	16.01	to	14.88
12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52
12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)
12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
12/31/2013	3,253,720	1.51	to	1.42	4,902,232	0.34	1.30	to	2.30	30.23	to	28.96
Fidelity® VIP Balanced Service Class 2
12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13
12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43
12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)
12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
12/31/2013	129,108,936	1.42	to	1.26	181,860,843	1.44	0.30	to	2.45	18.93	to	16.43
Fidelity® VIP Contrafund® Initial Class
12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67
12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93
12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)
12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
12/31/2013	263,301	1.49	to	1.33	875,305	1.72	0.30	to	1.00	30.89	to	29.99
Fidelity® VIP Contrafund® Service Class 2
12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29
12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31
12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)
12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
12/31/2013	196,958,822	1.81	to	1.25	377,299,296	0.88	0.30	to	2.30	30.56	to	28.01
Fidelity® VIP Equity-Income Initial Class
12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78
12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85
12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)
12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
12/31/2013	64,315	1.22	to	1.35	84,226	2.26	0.30	to	1.00	27.76	to	26.88

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Equity-Income Service Class 2
12/31/2017	23,845,141	$2.13	to	$10.84	$48,184,382	1.46%	0.30%	to	2.80%	12.31%	to	9.59%
12/31/2016	27,073,880	1.90	to	1.25	49,230,256	2.09	0.30	to	2.30	17.36	to	15.07
12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)
12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
12/31/2013	44,412,638	1.57	to	1.09	69,246,230	2.24	0.30	to	2.30	27.45	to	24.95
Fidelity® VIP Growth Initial Class
12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80
12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)
12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11
12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20
12/31/2013	25,647	1.55	to	1.38	35,124	0.20	0.30	to	1.00	35.93	to	34.99
Fidelity® VIP Growth Service Class 2
12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16
12/31/2016	22,172,573	2.08	to	1.37	34,319,380	—	0.30	to	2.30	0.25	to	(1.71)
12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50
12/31/2014	32,507,157	1.94	to	1.34	48,200,149	—	0.30	to	2.30	10.68	to	8.52
12/31/2013	37,005,028	1.76	to	1.23	50,162,145	0.04	0.30	to	2.30	35.59	to	32.94
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53
12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)
12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53
12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
12/31/2013	1,760,793	1.61	to	1.18	2,628,111	0.05	1.25	to	1.75	35.84	to	35.18
Fidelity® VIP Mid Cap Initial Class
12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61
12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12
12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)
12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
12/31/2013	31,222	1.61	to	1.28	48,484	0.53	0.30	to	1.00	35.82	to	34.88
Fidelity® VIP Mid Cap Service Class 2
12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26
12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41
12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)
12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
12/31/2013	124,383,437	2.01	to	1.36	334,770,485	0.29	0.30	to	2.30	35.46	to	32.82
Fidelity® VIP Value Strategies Initial Class
12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17
12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54
12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)
12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
12/31/2013	45,742	1.36	to	1.35	84,623	1.04	0.30	to	1.00	30.10	to	29.20
Fidelity® VIP Value Strategies Service Class 2
12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85
12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82
12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)
12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
12/31/2013	67,754,937	1.80	to	1.25	134,957,220	0.73	0.30	to	2.30	29.79	to	27.26
Franklin Founding Funds Allocation Class 4 Shares
12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74
12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07
12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)
12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
12/31/2013	93,477,182	1.26	to	1.75	171,063,034	10.55	0.60	to	2.60	22.94	to	20.55

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Income Class 2 Shares
12/31/2017	51,870,302	$1.51	to	$10.66	$76,044,090	4.16%	1.00%	to	2.80%	8.59%	to	6.69%
12/31/2016	61,395,564	1.39	to	1.23	83,312,836	5.07	1.00	to	2.30	12.90	to	11.47
12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)
12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
12/31/2013	108,189,372	1.29	to	1.19	138,042,260	6.43	1.00	to	2.30	12.81	to	11.38
Franklin Mutual Shares Class 2 Shares
12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40
12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46
12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)
12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71
12/31/2013	24,724,453	1.16	to	1.07	28,581,308	2.06	1.00	to	2.30	26.99	to	25.38
Franklin Templeton Foreign Class 2 Shares
12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52
12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77
12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)
12/31/2014	49,701,555	1.02	to	0.93	49,421,163	1.89	1.00	to	2.30	(12.01)	to	(13.13)
12/31/2013	57,209,468	1.16	to	1.07	64,992,850	2.37	1.00	to	2.30	21.75	to	20.21
Invesco V.I. American Franchise Series II Shares
12/31/2017	3,978,534	1.96	to	12.17	7,305,661	—	0.30	to	2.80	26.65	to	23.58
12/31/2016	4,459,627	1.55	to	1.41	6,543,470	—	0.30	to	2.30	1.71	to	(0.27)
12/31/2015	5,078,250	1.52	to	1.42	7,414,245	—	0.30	to	2.30	4.44	to	2.39
12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
12/31/2013	8,029,737	1.35	to	1.31	10,656,379	0.25	0.30	to	2.30	39.38	to	36.65
Janus Henderson - Enterprise Service Shares
12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64
12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59
12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43
12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
12/31/2013	16,708,779	2.18	to	1.46	24,789,340	0.37	0.30	to	2.30	31.64	to	29.07
Janus Henderson - Global Research Service Shares
12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24
12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)
12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)
12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
12/31/2013	41,929,396	1.51	to	1.01	44,449,345	1.08	0.30	to	2.30	27.69	to	25.20
Janus Henderson - Mid Cap Value Service Shares
12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55
12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73
12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)
12/31/2014	1,766,515	2.16	to	2.01	3,689,741	3.33	1.25	to	1.75	7.10	to	6.57
12/31/2013	1,956,635	2.02	to	1.89	3,820,732	1.10	1.25	to	1.75	24.26	to	23.65
MFS® New Discovery Service Class
12/31/2017	17,571,221	2.87	to	12.14	44,936,194	—	0.30	to	2.80	25.95	to	22.90
12/31/2016	20,116,052	2.28	to	1.60	41,335,561	—	0.30	to	2.30	8.47	to	6.36
12/31/2015	23,490,980	2.10	to	1.50	45,033,655	—	0.30	to	2.30	(2.44)	to	(4.35)
12/31/2014	30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
12/31/2013	36,964,451	2.33	to	1.74	80,534,952	—	0.30	to	2.30	40.80	to	38.05
MFS® Total Return Service Class
12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98
12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38
12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)
12/31/2014	44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
12/31/2013	51,491,986	1.52	to	1.18	79,265,752	1.63	0.30	to	2.30	18.38	to	16.07

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
NVIT Emerging Markets Class D Shares
12/31/2017	1,568	$13.86	to	$13.56	$21,682	0.91%	0.30%	to	2.50%	40.67%	to	39.98%
12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	—	to	—
State Street Total Return V.I.S. Class 3 Shares
12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08
12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35
12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)
12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
12/31/2013	40,799,489	1.16	to	1.23	53,548,298	1.36	0.65	to	2.65	13.90	to	11.68
TA AB Dynamic Allocation Initial Class
12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42	to	6.76
12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18
12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
12/31/2013	17,270,135	1.38	to	1.48	26,503,255	1.16	0.30	to	2.05	6.86	to	5.03
TA AB Dynamic Allocation Service Class
12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19	to	6.70
12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)
12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)
12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
12/31/2013	232,172,788	1.20	to	1.12	321,999,069	0.99	0.30	to	2.45	6.57	to	4.33
TA Aegon Government Money Market Initial Class
12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)	to	(2.71)
12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2014	100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2013	115,626,119	1.11	to	0.94	134,398,735	0.01	0.30	to	2.05	(0.29)	to	(2.00)
TA Aegon Government Money Market Service Class
12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)	to	(2.57)
12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)
12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2014	234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2013	233,587,476	0.99	to	0.88	313,266,679	0.01	0.45	to	2.45	(0.44)	to	(2.39)
TA Aegon High Yield Bond Initial Class
12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52
12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03
12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)
12/31/2014	51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
12/31/2013	59,560,153	1.78	to	1.90	114,989,061	5.61	0.30	to	2.05	6.28	to	4.46
TA Aegon High Yield Bond Service Class
12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45
12/31/2016	44,271,533	11.15	to	1.49	155,587,458	5.98	0.90	to	2.30	13.97	to	12.42
12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)
12/31/2014	51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
12/31/2013	62,948,842	1.62	to	1.40	147,133,548	5.62	1.00	to	2.30	5.28	to	3.94
TA Aegon U.S. Government Securities Initial Class
12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)
12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)
12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)
12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
12/31/2013	56,147,152	1.39	to	1.28	88,308,492	2.18	0.30	to	2.05	(2.53)	to	(4.20)

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Aegon U.S. Government Securities Service Class
12/31/2017	90,224,835	$10.11	to	$10.02	$198,887,348	2.79%	0.20%	to	2.80%	2.05%	to	(0.42)%
12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)
12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)
12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
12/31/2013	146,722,112	1.23	to	1.08	221,420,439	1.78	0.30	to	2.45	(2.78)	to	(4.82)
TA American Funds Managed Risk - Balanced Service Class
12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84
12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87
12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	—	0.45	to	2.45	—	to	—
TA Asset Allocation - Conservative Initial Class
12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75
12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53
12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)
12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
12/31/2013	182,063,673	1.50	to	1.53	289,462,189	3.08	0.30	to	2.05	9.04	to	7.17
TA Asset Allocation - Conservative Service Class
12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67
12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82
12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)
12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
12/31/2013	715,012,210	1.13	to	1.14	1,111,348,299	2.92	0.45	to	2.45	8.60	to	6.48
TA Asset Allocation - Growth Initial Class
12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25
12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95
12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)
12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
12/31/2013	226,469,806	1.55	to	1.63	387,054,260	1.22	0.30	to	2.05	26.43	to	24.26
TA Asset Allocation - Growth Service Class
12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17
12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45
12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)
12/31/2014	104,915,264	11.83	to	1.07	203,683,787	2.23	0.45	to	2.30	1.98	to	0.13
12/31/2013	112,093,073	1.32	to	1.07	186,689,604	1.03	0.45	to	2.30	25.82	to	23.55
TA Asset Allocation - Moderate Initial Class
12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30
12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45
12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)
12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
12/31/2013	367,006,552	1.56	to	1.61	611,618,677	2.45	0.30	to	2.05	13.16	to	11.22
TA Asset Allocation - Moderate Service Class
12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13
12/31/2016	1,901,152,605	11.17	to	1.14	4,884,558,926	1.96	0.45	to	2.45	4.78	to	2.74
12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)
12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16
12/31/2013	2,350,061,942	1.18	to	1.16	4,173,835,738	2.36	0.45	to	2.45	12.73	to	10.53
TA Asset Allocation - Moderate Growth Initial Class
12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52
12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41
12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
12/31/2013	414,888,563	1.56	to	1.64	710,476,313	2.28	0.30	to	2.05	19.03	to	16.99

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Asset Allocation - Moderate Growth Service Class
12/31/2017	1,392,455,162	$13.90	to	$11.59	$3,718,610,494	1.52%	0.20%	to	2.65%	18.96%	to	16.42%
12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72
12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)
12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
12/31/2013	2,079,647,029	1.24	to	1.17	3,503,337,599	2.11	0.45	to	2.45	18.51	to	16.20
TA Barrow Hanley Dividend Focused Initial Class
12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27
12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61
12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)
12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92
12/31/2013	238,118,309	1.51	to	1.75	453,761,343	2.30	0.30	to	2.05	29.85	to	27.63
TA Barrow Hanley Dividend Focused Service Class
12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14
12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02
12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)
12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
12/31/2013	70,626,332	1.30	to	1.09	121,748,244	2.16	1.00	to	2.30	28.64	to	27.01
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68	to	20.23
12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57
12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22
12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)
12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
12/31/2013	821,637,564	1.18	to	1.45	1,266,112,947	1.12	0.45	to	2.40	13.92	to	11.75
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77
12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)
12/31/2015	13,579,678	9.54	to	9.33	128,198,295	—	0.45	to	2.45	(3.86)	to	(5.73)
12/31/2014(1)	964,927	9.92	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2017	19,697,962	10.92	to	11.04	208,532,393	0.65	0.20	to	2.50	17.34	to	15.00
12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)
12/31/2015	16,301,610	9.34	to	9.13	150,650,346	—	0.45	to	2.45	(5.48)	to	(7.33)
12/31/2014(1)	1,085,461	9.88	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 50 Service Class
12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34	to	10.10
12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44	to	15.10
12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	—	0.45	to	2.45	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65
12/31/2016	544,782,967	11.55	to	1.34	1,444,210,976	2.31	0.45	to	2.30	4.44	to	2.56
12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)
12/31/2014	644,924,677	11.13	to	1.34	1,394,587,714	1.32	0.45	to	2.30	4.60	to	2.71
12/31/2013	595,858,562	1.18	to	1.31	1,085,728,107	1.34	0.45	to	2.30	11.84	to	9.82

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Clarion Global Real Estate Securities Initial Class
12/31/2017	17,217,524	$1.82	to	$10.98	$45,370,142	3.62%	0.30%	to	2.80%	10.99%	to	8.30%
12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)
12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)
12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
12/31/2013	25,898,917	1.46	to	2.19	57,062,615	5.48	0.30	to	2.05	3.59	to	1.81
TA Clarion Global Real Estate Securities Service Class
12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02	to	8.16
12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)
12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)
12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
12/31/2013	42,999,885	1.12	to	0.93	67,513,394	5.20	1.00	to	2.30	2.68	to	1.37
TA International Equity Index Service Class
12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	—	0.35	to	2.65	—	to	—
TA International Moderate Growth Initial Class
12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42	to	21.24
12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77
12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)
12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
12/31/2013	68,883	1.19	to	1.18	81,344	2.06	0.30	to	0.45	12.38	to	12.21
TA International Moderate Growth Service Class
12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93	to	18.17
12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)
12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)
12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
12/31/2013	462,667,833	1.19	to	1.01	540,097,455	1.89	0.45	to	2.45	11.96	to	9.77
TA Janus Balanced Service Class
12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73
12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78
12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)
12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
12/31/2013	134,857,638	1.26	to	1.11	202,083,341	0.79	0.45	to	2.30	18.49	to	16.34
TA Janus Mid-Cap Growth Initial Class
12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51
12/31/2016	44,776,658	2.04	to	1.64	60,228,303	—	0.30	to	2.05	(2.34)	to	(4.01)
12/31/2015	49,518,695	2.09	to	1.71	69,124,473	—	0.30	to	2.05	(5.32)	to	(6.94)
12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)
12/31/2013	71,916,354	2.21	to	1.87	108,803,629	0.81	0.30	to	2.05	38.72	to	36.35
TA Janus Mid-Cap Growth Service Class
12/31/2017	21,217,980	14.26	to	12.35	83,552,225	—	0.20	to	2.65	27.59	to	25.42
12/31/2016	22,970,554	11.10	to	1.32	63,321,902	—	0.90	to	2.30	(3.18)	to	(4.49)
12/31/2015	27,213,018	11.47	to	1.38	68,159,564	—	0.90	to	2.30	(6.11)	to	(7.39)
12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
12/31/2013	30,804,833	2.05	to	1.53	66,970,148	0.59	1.00	to	2.30	37.45	to	35.71
TA Jennison Growth Initial Class
12/31/2017	89,101,540	3.03	to	13.09	207,711,065	0.01	0.30	to	2.80	36.03	to	32.74
12/31/2016	95,799,898	2.23	to	1.95	165,555,512	—	0.30	to	2.05	(1.94)	to	(3.62)
12/31/2015	108,015,766	2.27	to	2.03	192,227,221	—	0.30	to	2.05	11.07	to	9.16
12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
12/31/2013	144,329,746	1.87	to	1.72	215,213,377	0.26	0.30	to	2.05	37.29	to	34.94

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Jennison Growth Service Class
12/31/2017	23,745,417	$19.93	to	$13.07	$127,186,720	—%	0.20%	to	2.65%	34.82%	to	32.53%
12/31/2016	23,846,550	14.68	to	1.60	88,426,137	—	0.90	to	2.30	(2.78)	to	(4.10)
12/31/2015	29,476,122	15.10	to	1.67	96,681,000	—	0.90	to	2.30	10.12	to	8.61
12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
12/31/2013	27,380,560	1.80	to	1.44	54,998,264	0.07	1.00	to	2.30	35.94	to	34.21
TA JPMorgan Core Bond Service Class
12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96	to	0.76
12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)
12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)
12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
12/31/2013	73,167,181	1.07	to	1.02	90,622,618	2.78	0.45	to	2.30	(2.57)	to	(4.33)
TA JPMorgan Enhanced Index Initial Class
12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79	to	17.86
12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12
12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	56,840,615	1.97	to	1.85	117,249,774	0.81	0.30	to	2.05	13.84	to	11.89
12/31/2013	55,031,777	1.73	to	1.66	100,660,653	0.67	0.30	to	2.05	32.12	to	29.86
TA JPMorgan Enhanced Index Service Class
12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74	to	17.71
12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63
12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)
12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
12/31/2013	9,913,185	1.56	to	1.25	20,941,794	0.52	1.00	to	2.30	30.83	to	29.16
TA JPMorgan Mid Cap Value Service Class
12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68	to	10.11
12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71
12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)
12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40
12/31/2013	44,759,206	1.49	to	1.85	92,720,076	0.40	0.45	to	2.30	30.88	to	28.51
TA JPMorgan Tactical Allocation Service Class
12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02	to	5.71
12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86
12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)
12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
12/31/2013	375,443,522	1.12	to	1.07	546,988,848	1.04	0.45	to	2.30	4.82	to	2.92
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78
12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)
12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)
12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
12/31/2013	197,557,983	1.11	to	1.08	365,842,243	0.23	0.45	to	2.05	8.88	to	7.18
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45
12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)
12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)
12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
12/31/2013	76,448,745	1.16	to	1.13	144,223,614	0.21	0.45	to	2.05	15.09	to	13.29
TA Madison Balanced Allocation Service Class
12/31/2017	39,781,670	12.46	to	10.59	111,712,711	1.77	1.15	to	2.50	10.14	to	8.70
12/31/2016	41,735,960	11.31	to	1.19	105,012,541	1.84	1.15	to	1.90	4.05	to	3.28
12/31/2015	43,365,220	10.87	to	1.15	98,601,791	1.83	1.15	to	1.90	(1.87)	to	(2.60)
12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
12/31/2013	42,293,805	1.15	to	1.14	64,564,165	1.09	1.30	to	1.90	11.90	to	11.24

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Madison Conservative Allocation Service Class
12/31/2017	31,298,178	$11.37	to	$10.39	$70,949,339	1.94%	1.15%	to	2.50%	6.98%	to	5.59%
12/31/2016	34,682,524	10.62	to	1.10	73,017,096	2.05	1.15	to	1.90	2.90	to	2.14
12/31/2015	38,496,050	10.32	to	1.08	74,112,509	1.72	1.15	to	1.90	(1.88)	to	(2.61)
12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
12/31/2013	44,440,435	1.09	to	1.08	64,098,730	1.26	1.30	to	1.90	5.49	to	4.87
TA Madison Diversified Income Service Class
12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28	to	6.86
12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83
12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)
12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
12/31/2013	60,053,544	1.14	to	1.12	86,025,931	0.36	1.30	to	1.90	7.82	to	7.18
TA Managed Risk - Balanced ETF Service Class
12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36
12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28
12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)
12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
12/31/2013	1,613,603,415	1.28	to	1.14	2,666,435,334	1.17	0.30	to	2.45	11.10	to	8.77
TA Managed Risk - Conservative ETF Service Class
12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02
12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59
12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)
12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73
12/31/2013	361,224,917	1.12	to	1.17	519,638,980	1.35	0.45	to	2.45	6.99	to	4.90
TA Managed Risk - Growth ETF Service Class
12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25
12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17
12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
12/31/2013	1,349,170,047	1.31	to	1.16	2,009,478,549	1.29	0.30	to	2.45	18.43	to	15.94
TA Market Participation Strategy Service Class
12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10
12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07
12/31/2015	117,968,861	11.35	to	1.11	452,767,371	—	0.45	to	2.05	(3.68)	to	(5.19)
12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
12/31/2013	82,457,456	1.13	to	1.11	172,219,479	—	0.45	to	2.05	13.78	to	12.00
TA MFS International Equity Initial Class
12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79
12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2014	56,412,797	1.61	to	1.57	79,559,722	0.95	0.30	to	2.05	(5.46)	to	(7.08)
12/31/2013	59,179,818	1.71	to	1.68	88,662,107	1.17	0.30	to	2.05	17.74	to	15.72
TA MFS International Equity Service Class
12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72
12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)
12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)
12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
12/31/2013	29,425,992	1.37	to	1.10	52,282,886	1.08	1.00	to	2.30	16.60	to	15.12
TA Morgan Stanley Capital Growth Initial Class
12/31/2017	42,128,648	3.26	to	13.73	126,618,578	—	0.30	to	2.80	43.17	to	39.70
12/31/2016	43,698,169	2.27	to	2.05	92,915,246	—	0.30	to	2.05	(2.56)	to	(4.22)
12/31/2015	47,282,114	2.33	to	2.14	104,267,818	—	0.30	to	2.05	11.45	to	9.54
12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
12/31/2013	63,858,118	1.98	to	1.88	122,190,639	0.68	0.30	to	2.05	47.81	to	45.27

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Morgan Stanley Capital Growth Service Class
12/31/2017	14,528,067	$21.88	to	$13.71	$91,705,626	—%	0.20%	to	2.65%	41.99%	to	39.58%
12/31/2016	13,431,257	15.30	to	1.54	53,195,806	—	0.90	to	2.30	(3.37)	to	(4.69)
12/31/2015	15,649,714	15.84	to	1.61	53,335,138	—	0.90	to	2.30	10.45	to	8.95
12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
12/31/2013	14,630,108	1.74	to	1.43	30,532,381	0.52	1.00	to	2.30	46.42	to	44.56
TA Multi-Managed Balanced Initial Class
12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04
12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25
12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
12/31/2013	31,688,745	1.82	to	1.86	60,860,817	1.66	0.30	to	2.05	17.74	to	15.72
TA Multi-Managed Balanced Service Class
12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89
12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07
12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
12/31/2013	121,925,978	1.55	to	1.38	209,521,553	1.51	0.30	to	2.45	17.40	to	14.94
TA Multi-Manager Alternative Strategies Service Class
12/31/2017	166,567	10.46	to	10.17	1,693,399	1.28	0.20	to	2.50	4.29	to	3.05
12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35
12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	3,504	10.23	to	10.21	35,815	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15
12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02
12/31/2015	194,833,059	10.95	to	0.98	571,936,975	—	0.45	to	2.30	(2.98)	to	(4.74)
12/31/2014	195,521,348	11.28	to	1.03	533,120,857	1.07	0.45	to	2.30	7.35	to	5.41
12/31/2013	171,119,545	1.10	to	0.98	288,333,349	0.68	0.45	to	2.30	11.35	to	9.33
TA PIMCO Tactical - Conservative Service Class
12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55
12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62
12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)
12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28
12/31/2013	70,134,516	1.07	to	0.93	88,003,434	0.70	0.45	to	2.30	7.67	to	5.72
TA PIMCO Tactical - Growth Service Class
12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87
12/31/2016	97,932,555	11.55	to	0.97	334,243,979	—	0.45	to	2.30	4.40	to	2.52
12/31/2015	99,906,894	11.07	to	0.94	288,604,027	—	0.45	to	2.30	(3.89)	to	(5.63)
12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
12/31/2013	69,528,331	1.14	to	0.96	99,998,339	0.86	0.45	to	2.30	16.28	to	14.18
TA PIMCO Total Return Initial Class
12/31/2017	108,525,289	1.67	to	10.29	174,652,447	—	0.30	to	2.80	4.57	to	2.04
12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65
12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
12/31/2013	186,503,559	1.49	to	1.44	280,476,932	2.07	0.30	to	2.05	(2.84)	to	(4.50)
TA PIMCO Total Return Service Class
12/31/2017	381,085,363	10.58	to	10.29	803,609,896	—	0.20	to	2.65	4.33	to	1.95
12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03
12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
12/31/2013	616,854,993	1.26	to	1.11	867,475,116	2.00	0.30	to	2.45	(3.06)	to	(5.09)

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PineBridge Inflation Opportunities Service Class
12/31/2017	90,816,209	$9.48	to	$10.12	$173,872,830	0.23%	0.20%	to	2.65%	2.67%	to	0.48%
12/31/2016	101,867,579	9.21	to	0.95	175,347,485	0.58	0.45	to	2.30	3.34	to	1.47
12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
12/31/2013	129,606,833	1.02	to	0.97	146,927,777	0.33	0.45	to	2.30	(9.95)	to	(11.58)
TA ProFunds UltraBear Service Class (OAM)
12/31/2017	325,897,312	0.13	to	6.79	13,176,394	—	0.45	to	2.65	(32.66)	to	(34.10)
12/31/2016	557,626,487	0.19	to	0.06	33,857,197	—	0.45	to	2.00	(23.94)	to	(25.08)
12/31/2015	406,801,801	0.25	to	0.08	32,809,667	—	0.45	to	2.00	(7.71)	to	(9.10)
12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
12/31/2013	150,209,677	0.37	to	0.12	18,076,038	—	0.45	to	2.00	(45.35)	to	(46.19)
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82
12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20
12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
12/31/2014	245,264,820	10.57	to	1.11	413,140,719	1.06	0.45	to	2.45	3.14	to	1.13
12/31/2013	257,252,633	1.12	to	1.09	339,176,868	1.15	0.45	to	2.45	6.59	to	4.51
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47
12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)
12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
12/31/2014	581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
12/31/2013	532,328,826	1.16	to	1.10	928,089,349	0.59	0.45	to	2.30	10.62	to	8.62
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77	to	17.21
12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)
12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
12/31/2013	305,459,347	1.23	to	1.13	450,516,479	0.93	0.45	to	2.30	15.99	to	13.89
TA Small/Mid Cap Value Initial Class
12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21	to	12.42
12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70
12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)
12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11
12/31/2013	39,773,037	1.91	to	3.15	170,851,041	0.41	0.30	to	2.05	35.91	to	33.58
TA Small/Mid Cap Value Service Class
12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23	to	12.29
12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10
12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
12/31/2013	42,265,850	1.80	to	1.67	78,397,395	0.31	1.00	to	2.30	34.69	to	32.98
TA T. Rowe Price Small Cap Initial Class
12/31/2017	45,509,419	3.39	to	11.75	129,784,292	—	0.30	to	2.80	22.02	to	19.07
12/31/2016	47,515,529	2.78	to	2.65	112,290,331	—	0.30	to	2.05	10.89	to	8.99
12/31/2015	50,302,232	2.51	to	2.43	108,382,266	—	0.30	to	2.05	2.13	to	0.38
12/31/2014	59,507,563	2.46	to	2.42	126,270,687	—	0.30	to	2.05	6.23	to	4.41
12/31/2013	66,357,693	2.31	to	2.32	133,781,369	0.07	0.30	to	2.05	43.64	to	41.18
TA T. Rowe Price Small Cap Service Class
12/31/2017	37,785,697	18.43	to	11.74	241,993,274	—	0.20	to	2.65	20.93	to	18.88
12/31/2016	40,379,882	15.14	to	1.97	191,512,774	—	0.90	to	2.30	10.01	to	8.51
12/31/2015	42,516,500	13.76	to	1.82	166,716,242	—	0.90	to	2.30	1.24	to	(0.14)
12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
12/31/2013	43,650,997	2.20	to	1.75	116,003,107	—	1.00	to	2.30	42.28	to	40.47

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Torray Concentrated Growth Initial Class
12/31/2017	41,463,687	$2.73	to	$11.93	$157,200,873	0.38%	0.30%	to	2.80%	24.35%	to	21.33%
12/31/2016	45,742,580	2.20	to	2.08	141,507,483	0.48	0.30	to	2.05	6.42	to	4.60
12/31/2015	50,917,336	2.06	to	1.99	150,665,726	0.52	0.30	to	2.05	(1.87)	to	(3.55)
12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
12/31/2013	70,219,032	1.92	to	1.92	194,713,563	0.97	0.30	to	2.05	32.70	to	30.43
TA Torray Concentrated Growth Service Class
12/31/2017	9,771,712	16.57	to	11.92	40,766,360	0.15	0.20	to	2.65	23.30	to	21.21
12/31/2016	11,214,378	13.35	to	1.45	32,531,628	0.14	0.90	to	2.30	5.52	to	4.09
12/31/2015	12,966,791	12.65	to	1.39	32,981,418	0.31	0.90	to	2.30	(2.72)	to	(4.04)
12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
12/31/2013	17,913,730	1.71	to	1.35	34,001,123	0.79	1.00	to	2.30	31.49	to	29.82
TA TS&W International Equity Initial Class
12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54	to	19.57
12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)
12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
12/31/2013	52,989,718	1.55	to	1.71	97,474,795	2.32	0.30	to	2.05	23.97	to	21.85
TA TS&W International Equity Service Class
12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56	to	19.50
12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)
12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
12/31/2013	15,102,094	1.23	to	0.96	25,313,843	2.17	1.00	to	2.30	22.84	to	21.28
TA U.S. Equity Index Service Class
12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	—	0.35	to	2.65	—	to	—
TA WMC US Growth Initial Class
12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69
12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50
12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61
12/31/2013	228,609,102	1.56	to	1.19	305,498,682	1.04	0.30	to	2.30	32.07	to	29.49
TA WMC US Growth Service Class
12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55
12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24
12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
12/31/2013	34,571,986	1.37	to	1.11	61,053,692	0.80	1.00	to	2.30	30.82	to	29.16
Vanguard® Equity Index
12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45
12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70
12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
12/31/2013	378,998	1.40	to	1.40	578,435	1.71	0.30	to	1.00	31.79	to	30.87
Vanguard® International
12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25	to	41.26
12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87
12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
12/31/2013	472,637	1.24	to	1.14	538,704	1.42	0.30	to	1.00	22.89	to	22.04

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® Mid-Cap Index
12/31/2017	389,324	$2.20	to	$11.36	$1,395,425	1.05%	0.30%	to	2.70%	18.72%	to	17.90%
12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01
12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
12/31/2013	230,296	1.50	to	1.35	340,922	1.05	0.30	to	1.00	34.52	to	33.59
Vanguard® REIT Index
12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46	to	3.74
12/31/2016	136,899	1.54	to	1.58	358,742	2.67	0.30	to	1.00	8.03	to	7.28
12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
12/31/2014	174,728	1.40	to	1.45	315,866	3.46	0.30	to	1.00	29.72	to	28.82
12/31/2013	103,087	1.08	to	1.13	158,694	1.90	0.30	to	1.00	2.03	to	1.32
Vanguard® Short-Term Investment Grade
12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79	to	1.08
12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70
12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
12/31/2013	1,376,709	1.27	to	1.03	1,873,277	1.85	0.30	to	1.00	0.78	to	0.08
Vanguard® Total Bond Market Index
12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17	to	2.45
12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45
12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
12/31/2013	650,046	1.34	to	1.05	799,864	3.26	0.30	to	1.00	(2.58)	to	(3.26)
Voya Global Perspectives Class S Shares
12/31/2017	1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29
12/31/2016	1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	1,633	9.20	to	9.15	15,028	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2017	94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84
12/31/2016	97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2017	—	10.88	to	10.64	—	—	1.29	to	2.14	8.77	to	7.86
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2017	—	11.26	to	11.01	—	—	1.29	to	2.14	12.83	to	11.88
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2017	108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86
12/31/2016	141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)
12/31/2015	160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
12/31/2013	218,810	1.35	to	1.23	304,394	2.78	0.30	to	0.80	22.00	to	21.40
Wanger USA
12/31/2017	—	2.21	to	11.46	—	—	0.30	to	2.50	19.22	to	18.63
12/31/2016	67,832	1.85	to	1.82	177,312	—	0.30	to	0.80	13.35	to	12.78
12/31/2015	133,870	1.64	to	1.62	274,445	—	0.30	to	0.80	(0.91)	to	(1.40)
12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95
12/31/2013	88,252	1.58	to	1.58	139,724	0.14	0.30	to	0.80	33.35	to	32.69

(1)	See footnote 1

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® REIT Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2017

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

70

F I N A N C I A L  S T A T E M E N T S  –  S T A T U T O R Y  B A S I S

A N D  S U P P L E M E N T A R Y  I N F O R M A T I O N

Transamerica Financial Life Insurance Company

Years Ended December 31, 2017, 2016 and 2015

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2017, 2016, and 2015

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the statutory balance sheets as of December 31, 2017 and 2016 and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2017, 2016, and 2015.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years ended December 31, 2017, 2016, and 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016 and the results of its operations and its cash flows for the years ended December 31, 2017, 2016, and 2015, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Summary of Investments - Other Than Investments in Related Parties of the Company as of December 31, 2017 and the Supplementary Insurance Information and Reinsurance of the Company as of December 31, 2017, 2016, and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2018

2

Transamerica Financial Life Insurance Company

Balance Sheets - Statutory Basis

(Dollars in Thousands)

	December 31
	2017	2016

Admitted assets
Cash, cash equivalents and short-term investments	$534,488	$420,915
Bonds	5,939,413	6,401,964
Preferred stocks	4,552	4,552
Common stocks	2,889	3,025
Mortgage loans on real estate	1,348,257	1,243,156
Real estate	3,604	3,600
Policy loans	125,868	122,026
Securities lending reinvested collateral assets	418,193	307,732
Derivatives	84,250	85,941
Other invested assets	267,210	227,261

Total cash and invested assets	8,728,724	8,820,172

Accrued investment income	77,783	85,930
Premiums deferred and uncollected	12,391	13,792
Current federal income tax recoverable	-	39,091
Net deferred income tax asset	29,700	48,911
Other assets	39,606	29,092
Separate account assets	25,304,275	23,281,407

Total admitted assets	$34,192,479	$32,318,395

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,767,562	$7,138,665
Policy and contract claim reserves	40,142	42,014
Liability for deposit-type contracts	29,590	55,021
Transfers from separate accounts due or accrued	(201,353)	(363,988)
Asset valuation reserve	120,381	124,698
Interest maintenance reserve	49,953	62,056
Derivatives	64,472	99,747
Payable for collateral under securities loaned and other transactions	466,029	350,232
Borrowed money	204,899	20,005
Current federal income tax payable	15,118	-
Other liabilities	281,027	416,233
Separate account liabilities	25,304,273	23,281,407

Total liabilities	33,142,093	31,226,090

Total capital and surplus	1,050,386	1,092,305

Total liabilities and capital and surplus	$34,192,479	$32,318,395

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	2015

Revenues
Premiums and annuity considerations	$5,158,586	$5,775,260	$5,812,994
Net investment income	371,734	408,329	415,548
Fee revenue and other income	353,437	367,507	352,278

Total revenue	5,883,757	6,551,096	6,580,820

Benefits and expenses
Death benefits	69,232	73,456	76,149
Annuity benefits	108,660	121,979	127,894
Accident and health benefits	67,199	58,684	74,781
Surrender benefits	5,956,797	5,651,094	5,009,782
Other benefits	8,243	10,097	9,958
Net increase (decrease) in reserves	(371,102)	93,344	(198,812)
Commissions	150,601	164,667	185,806
Net transfers to (from) separate accounts	(452,272)	(79,281)	783,118
General insurance expenses and other	89,830	154,113	166,819

Total benefits and expenses	5,627,188	6,248,153	6,235,495

Gain (loss) from operations before federal income taxes	256,569	302,943	345,325
Federal income tax (benefit) expense	26,972	42,388	54,965

Net gain (loss) from operations	229,597	260,554	290,360
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(70,939)	(35,577)	(30,484)

Net income (loss)	$158,658	$224,977	$259,876

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2015	$2,143	$460	$150,000	$933,659	$8,759	$(137,324)	$957,697
Net income (loss)	-	-	-	-	(106)	259,982	259,876
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	2,413	2,413
Change in net deferred income tax asset	-	-	-	-	-	(22,410)	(22,410)
Change in nonadmitted assets	-	-	-	-	-	13,526	13,526
Change in asset valuation reserve	-	-	-	-	-	(5,569)	(5,569)
Change in surplus as a result of reinsurance	-	-	-	-	-	(34,253)	(34,253)
Other changes - net	-	-	-	-	-	(3,894)	(3,894)

Balance at December 31, 2015	2,143	460	150,000	933,659	8,653	72,471	1,167,386
Net income (loss)	-	-	-	-	856	224,121	224,977
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	(20,924)	(20,924)
Change in net deferred income tax asset	-	-	-	-	-	3,541	3,541
Change in nonadmitted assets	-	-	-	-	-	4,751	4,751
Change in asset valuation reserve	-	-	-	-	-	(7,126)	(7,126)
Change in surplus as a result of reinsurance	-	-	-	-	-	(61,046)	(61,046)
Change in surplus notes	-	-	(150,000)	-	-	-	(150,000)
Dividends to stockholders	-	-	-	-	-	(70,000)	(70,000)
Other changes - net	-	-	-	-	-	746	746

Balance at December 31, 2016	$2,143	$460	$-	$933,659	$9,509	$146,534	$1,092,305

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2016	$2,143	$460	$-	$933,659	$9,509	$146,534	$1,092,305
Net income (loss)	-	-	-	-	1,717	156,941	158,658
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	44,050	44,050
Change in net deferred income tax asset	-	-	-	-	-	(32,885)	(32,885)
Change in nonadmitted assets	-	-	-	-	-	13,385	13,385
Change in asset valuation reserve	-	-	-	-	-	4,317	4,317
Change in surplus as a result of reinsurance	-	-	-	-	-	(71,196)	(71,196)
Dividends to stockholders	-	-	-	-	-	(160,000)	(160,000)
Other changes - net	-	-	-	1,784	(40)	8	1,752

Balance at December 31, 2017	$2,143	$460	$-	$935,443	$11,186	$101,154	$1,050,386

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	2015

Operating activities
Premiums and annuity considerations	$5,492,906	$5,778,926	$5,809,547
Net investment income	376,164	400,563	408,238
Other income	305,144	304,792	315,661
Benefit and loss related payments	(6,221,578)	(5,921,651)	(5,288,477)
Net transfers from separate accounts	614,907	(89,156)	(806,817)
Commissions and operating expenses	(271,415)	(315,012)	(352,330)
Federal income taxes (paid) received	13,923	(72,571)	(66,187)

Net cash provided by operating activities	310,051	85,891	19,635

Investing activities
Proceeds from investments sold, matured or repaid	1,450,534	2,137,288	2,504,275
Costs of investments acquired	(1,642,388)	(1,969,870)	(2,306,531)
Net increase (decrease) in policy loans	(3,842)	(2,501)	(3,132)

Net cash provided by (used in) investing activities	(195,696)	164,917	194,612

Financing and miscellaneous activities
Capital and paid in surplus (returned) received	1,784	-	-
Net deposits (withdrawals) on deposit-type contracts	(4,319)	(8,341)	(1,266)
Net change in borrowed money	184,385	(11,475)	(43,385)
Net change in surplus notes	-	(150,000)	-
Net change in payable for collateral under securities lending and other transactions	115,782	(112,378)	(17,818)
Other cash (applied) provided	(138,414)	202,601	(94,074)
Dividends to stockholders	(160,000)	(70,000)	-

Net cash used in financing and miscellaneous activities	(782)	(149,593)	(156,543)

Net increase (decrease) in cash, cash equivalents and short-term investments	113,573	101,215	57,704

Cash, cash equivalents and short-term investments:
Beginning of year	420,915	319,700	261,996

End of year	$534,488	$420,915	$319,700

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2017	2016	2015

Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	$379,177	-	-

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December  31, 2017

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (87.9% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (12.1% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to December 31, 2015, the Company was majority owned by AEGON USA, LLC (AEGON). On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

Nature of Business

The Company sells fixed and variable life and annuity products, group life coverages, life insurance, index universal life, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the National Association of Insurance Commissioners (NAIC) has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains and losses are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses reported in changes in capital and surplus.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) and money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

(D)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of general insurance and reinsurance accounts receivable. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Other liabilities consist primarily of amounts withheld by the Company, commissions payable, and accrued expenses.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15%

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries and affiliated companies

Investments in subsidiaries, controlled and affiliated companies (SCA) companies are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Surplus Notes

Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances, money market mutual funds, and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Prior Period Correction

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $745 net of tax relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the Statement of Changes in Capital and Surplus.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation.

Reclassifications

The Company reclassified certain balances within the statutory financial statement presentation on the Balance Sheets, Statements of Operations and Statements of Cash Flows to better align with industry practice. All prior period amounts were reclassified to conform with the current period presentation. The Company did not change any financial statement totals reported in the prior periods.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100 - Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers, and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2017 and 2016, respectively:

	December 31, 2017
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$374,453	$374,460	$209,113	$165,340	$–
Short-term notes receivable from affiliates	124,300	124,300	–	124,300	–
Bonds	6,346,925	5,939,413	576,950	5,655,986	113,989
Preferred stocks, other than affiliates	4,394	4,552	–	4,394	–
Mortgage loans on real estate	1,363,072	1,348,257	–	–	1,363,072
Other invested assets	23,302	19,441	–	23,107	195
Interest rate swaps	77,435	77,435	–	74,387	3,048
Currency swaps	632	902	–	632	–
Credit default swaps	9,101	5,548	–	9,101	–
Equity swaps	365	365	–	365	–
Policy loans	125,868	125,868	–	125,868	–
Securities lending reinvested collateral	418,186	418,193	–	418,186	–
Receivable from parent, subsidiaries and affiliates	3,002	3,002	–	3,002	–
Separate account assets	25,261,899	25,275,703	19,974,909	5,286,990	–

Liabilities
Investment contract liabilities	4,996,596	4,923,323	–	3,454	4,993,142
Interest rate swaps	44,303	45,781	–	42,619	1,684
Currency swaps	5,785	4,188	–	5,785	–
Credit default swaps	(3,130)	4,707	–	(3,130)	–
Equity swaps	9,795	9,795	–	9,795	–
Separate account annuity liabilities	24,819,429	24,821,405	–	20,056,852	4,762,577

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31, 2016
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$328,733	$328,734	$–	$328,733	$–
Short-term notes receivable from affiliates	–	–	–	–	–
Bonds	6,714,779	6,401,964	577,129	5,967,691	169,959
Preferred stocks, other than affiliates	4,498	4,552	–	4,498	–
Common stocks, other than affiliates	–	–	–	–	–
Mortgage loans on real estate	1,229,443	1,243,156	–	–	1,229,443
Other invested assets	23,631	20,693	–	23,401	230
Options	–	–	–	–	–
Interest rate swaps	75,010	75,010	–	75,010	–
Currency swaps	1,589	2,150	–	1,589	–
Credit default swaps	8,327	6,399	–	8,327	–
Equity swaps	2,382	2,382	–	2,382	–
Policy loans	122,026	122,026	–	122,026	–
Securities lending reinvested collateral	307,732	307,732	–	307,732	–
Receivable from parent, subsidiaries and affiliates	–	–	–	–	–
Separate account assets	23,248,326	23,255,130	15,666,535	7,581,791	–

Liabilities
Investment contract liabilities	5,518,487	5,158,420	–	3,036	5,515,452
Interest rate swaps	86,436	86,910	–	44,095	42,341
Credit default swaps	(778)	5,498	–	(778)	–
Equity swaps	7,339	7,339	–	7,339	–
Payable to parent, subsidiaries and affiliates	12,714	12,714	–	12,714	–
Separate account annuity liabilities	22,638,491	22,638,491	–	17,049,972	5,588,519

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

	2017
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$991	$1,302	$2,293

Total bonds	–	991	1,302	2,293

Cash equivalents and short-term
Money market mutual funds	209,113	–	–	209,113

Total short-term investments	209,113	–	–	209,113

Securities lending reinvested collateral	–	395,069	–	395,069
Derivative assets	–	74,752	3,048	77,800
Separate account assets	19,974,909	506,486	–	20,481,395

Total assets	$20,184,022	$977,298	$4,350	$21,165,670

Liabilities:
Derivative liabilities	$–	$46,236	$1,684	$47,920

Total liabilities	$–	$46,236	$1,684	$47,920

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	–	155	1,344	1,499

Total bonds	–	155	1,344	1,499

Short-term investments
Government	–	57,545	–	57,545
Industrial and miscellaneous	–	270,723	–	270,723
Intercompany notes receivable	–	20,000	–	20,000
Sweep accounts	–	465	–	465

Total short-term investments	–	348,733	–	348,733

Securities lending reinvested collateral	–	281,659	–	281,659
Derivative assets	–	77,392	–	77,392
Separate account assets	15,484,245	2,002,722	–	17,486,968

Total assets	$15,484,245	$2,710,661	$1,344	$18,196,251

Liabilities:
Derivative liabilities	$–	$46,756	$42,341	$89,097

Total liabilities	$–	$46,756	$42,341	$89,097

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general accounts assets and liabilities (described above).

During 2017 and 2016, there were no transfers between Level 1 and 2.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables summarize the changes in assets classified in Level 3 for 2017 and 2016:

	Beginning			Total Gains	Total Gains (Losses)
	Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2017	(Level 3)	(Level 3)	in Net income (a)	(b)

Bonds
Other	$1,344	$1,448	$1,344	$–	$(98)
Derivatives	(42,341)	–	–	(22,627)	43,705

Total	$(40,997)	$1,448	$1,344	$(22,627)	$43,607

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2017

Bonds
Other	$–	$–	$–	$48	$1,302
Derivatives	–	–	–	(22,627)	1,364

Total	$–	$–	$–	$(22,579)	$2,666

	Beginning			Total Gains	Total Gains (Losses)
	Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2016	(Level 3)	(Level 3)	in Net income (a)	(b)

Bonds
RMBS	$335	$–	$333	$(21)	$19
Other	1,295	–	–	23	221
Derivatives	3,318	–	–	7,536	(45,659)

Total	$4,948	$–	$333	$7,538	$(45,419)

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2016

Bonds
RMBS	$–	$–	$–	$–	$–
Other	–	–	–	195	1,344
Derivatives	–	–	–	7,536	(42,341)

Total	$–	$–	$–	$7,731	$(40,997)

The Company’s policy is to recognize transfers in and out of level 3 as of the beginning of the reporting period.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2016, subsequently changing to being carried at amortized cost during 2017.

Nonrecurring fair value measurements

As of December 31, 2017, the Company held no property as held for sale, and at December 31, 2016, the Company held one property as held for sale which was carried at fair value.

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

		Gross	Gross
	Book Adjusted	Unrealized	Unrealized	Estimated Fair
	Carrying Value	Gains	Losses	Value

December 31, 2017
Bonds
United States Government and agencies	$466,491	$96,663	$911	$562,243
State, municipal and other government	139,860	13,900	78	153,682
Hybrid securities	92,113	3,833	2,373	93,573
Industrial and miscellaneous	4,043,406	268,830	26,339	4,285,897
Mortgage and other asset-backed securities	1,197,543	58,138	4,151	1,251,530

Total bonds	5,939,413	441,364	33,852	6,346,925
Preferred stocks	4,552	171	328	4,395

	$5,943,965	$441,535	$34,180	$6,351,320

		Gross	Gross
	Book Adjusted	Unrealized	Unrealized	Estimated Fair
	Carrying Value	Gains	Losses	Value

December 31, 2016
Bonds
United States Government and agencies	$491,592	$76,102	$3,767	$563,927
State, municipal and other government	103,905	9,498	1,447	111,956
Hybrid securities	94,244	2,163	10,333	86,075
Industrial and miscellaneous	4,648,771	255,537	59,344	4,844,963
Mortgage and other asset-backed securities	1,063,452	56,702	12,295	1,107,858

Total bonds	6,401,964	400,002	87,186	6,714,779
Preferred stocks	4,552	101	155	4,498

	$6,406,516	$400,103	$87,341	$6,719,277

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2017, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2017

December 31:	Carrying Value	Fair Value

Due in one year or less	$261,908	$264,060
Due after one year through five years	1,975,159	2,053,630
Due after five years through ten years	879,850	909,254
Due after ten years	1,624,954	1,868,451

	4,741,871	5,095,395
Mortgage and other asset-backed securities	1,197,542	1,251,529

	$5,939,413	$6,346,924

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2017 and 2016 is as follows:

	2017

	Equal to or Greater than
	12 Months		Less than 12 Months

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses

United States Government and agencies	$22,698	$870	$2,751	$41
State, municipal and other government	121	3	20,297	74
Hybrid securities	34,062	2,373	–	–
Industrial and miscellaneous	315,518	18,010	241,316	8,329
Mortgage and other asset-backed securities	74,913	2,933	259,640	1,219

Total bonds	447,312	24,189	524,004	9,663

Preferred stocks-unaffiliated	2,978	328	–	–
Common stocks-unaffiliated	–	–	–	–

	$450,290	$24,517	$524,004	$9,663

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	2016

	Equal to or Greater than
	12 Months		Less than 12 Months

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses

United States Government and agencies	$–	$–	$67,938	$3,767
State, municipal and other government	–	–	14,809	1,447
Hybrid securities	51,909	10,127	7,149	206
Industrial and miscellaneous	284,790	23,365	839,181	35,979
Mortgage and other asset-backed securities	68,963	3,559	311,816	8,736

Total bonds	405,662	37,051	1,240,893	50,135

Preferred stocks-unaffiliated	–	–	3,152	155
Common stocks-unaffiliated	–	–	–	–

	$405,662	$37,051	$1,244,045	$50,290

There were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2017 and 2016.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2017, 2016 and 2015 the Company recognized OTTI of $57, $895 and $3,272, respectively.

The following loan-backed and structured securities were held at December 31, 2017, for which an OTTI was recognized during the current reporting period:

						Date of
	Amortized					Financial
	Cost Before	Present Value		Amortized	Fair Value	Statement
	Current	of Projected	Recognized	Cost After	at Time of	Where
CUSIP	Period OTTI	Cash Flows	OTTI	OTTI	OTTI	Reported

65536PAA8	$146	$144	$2	$144	$96	3/31/2017
65536PAA8	137	135	2	135	99	6/30/2017
65536PAA8	129	127	2	127	98	9/30/2017
52522QAM4	7,305	7,262	43	7,262	6,354	12/31/2017
65536PAA8	123	120	3	120	92	12/31/2017
126380AA2	1,162	1,157	5	1,157	1,157	12/31/2017

			$57

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2017 and 2016 is as follows:

	2017		2016
	Losses 12	Losses Less Than	Losses 12	Losses Less Than
	Months or More	12 Months	Months or More	12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$2,932	$1,617	$3,559	$8,888
The aggregate related fair value of securities with unrealized losses	74,913	267,521	68,963	312,042

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

At December 31, 2017 and 2016, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 99 and 96 securities with a carrying amount of $474,808 and $442,713 and an unrealized loss of $24,517 and $37,051 with an average price of 94.8 and 91.6 (fair value/amortized cost). Of this portfolio, 88.5% and 61.3% were investment grade with associated unrealized losses of $17,590 and $20,301, respectively.

At December 31, 2017 and 2016, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 129 and 328 securities with a carrying amount of $533,667 and $1,294,335 and an unrealized loss of $9,663 and $50,290 with an average price of 98.2 and 96.1 (fair value/amortized cost). Of this portfolio, 83.0% and 93.8% were investment grade with associated unrealized losses of $5,905 and $44,580, respectively.

At December 31, 2017 and 2016, the Company did not hold any common stocks that had been in continuous loss position for greater than or equal to twelve months.

At December 31, 2017, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months. At December 31, 2016, for common stocks that had been in a continuous loss position for less than twelve months, the Company held 1 security with a cost of $134 and an unrealized loss of $10 with an average price of 92.9 (fair value/cost).

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following structured notes were held at December 31, 2017 and 2016:

December 31, 2017
				Mortgage-
				Referenced
CUSIP			Book /Adjusted	Security
Identification	Actual Cost	Fair Value	Carrying Value	(YES/NO)

44965TAA5	$1,462	$1,497	$1,463	NO
44965UAA2	750	883	751	NO
912810QV3	39,979	44,535	43,742	NO
912810RA8	49,933	63,077	54,283	NO
912810RL4	24,893	29,246	26,213	NO
912810RR1	1,925	1,953	1,966	NO

Total	$118,942	$141,191	$128,418

December 31, 2016
				Mortgage-
				Referenced
CUSIP			Book /Adjusted	Security
Identification	Actual Cost	Fair Value	Carrying Value	(YES/NO)

44965TAA5	$1,462	$1,347	$1,463	NO
912870QV3	39,979	40,972	42,855	NO
912810RA8	49,933	57,905	52,869	NO
912810RL4	24,893	26,867	25,602	NO
912810RR1	1,925	1,800	1,931	NO

Total	$118,192	$128,891	$124,720

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type.

	Number of 5*	Book /Adjusted
	Securities	Carrying Value	Fair Value
December 31, 2017
Bond, amortized cost	2	$7,504	$7,918

Total	2	$7,504	$7,918

December 31, 2016
Bond, amortized cost	1	$3,961	$3,960

Total	1	$3,961	$3,960

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2017, the Company sold, redeemed or otherwise disposed of 50 securities as a result of a callable feature which generated investment income of $7,266 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2017	2016	2015

Proceeds	$1,397,425	$1,682,509	$1,835,590

Gross realized gains	$44,204	$26,490	$26,268
Gross realized losses	(6,295)	(15,183)	(31,950)

Net realized capital gains (losses)	$37,909	$11,307	$(5,682)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2017, 2016 and 2015 of $2,840, $8,093 and $8,067, respectively.

At December 31, 2017 and 2016, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2017, 2016 and 2015.

Mortgage Loans

The credit qualities of mortgage loans by type of property for the year ended December 31, 2017 and 2016 were as follows:

December 31, 2017
	Farm	Commercial	Total

AAA - AA	$–	$589,372	$589,372
A	10,457	645,129	655,586
BBB	–	99,316	99,316
BB	–	3,983	3,983
B	–	–	–

	$10,457	$1,337,800	$1,348,257

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2016
	Farm	Commercial	Total

AAA - AA	$–	$493,886	$493,886
A	10,795	637,553	648,348
BBB	2,486	86,810	89,296
BB	–	11,626	11,626

	$13,281	$1,229,875	$1,243,156

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2017 and 2016, respectively, the Company issued mortgage loans with a maximum interest rate of 5.92% and 6.23%, and a minimum interest rate of 3.50% and 3.60% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2017 at the time of origination or acquisitions was 77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2016 at the time of origination was 79%. During 2017 and 2016, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2017 the Company issued no farm mortgage loans, and during 2016, the Company issued one farm mortgage loan with an interest rate of 4.40%.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2017 and 2016.

			Residential		Commercial
		Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

December 31, 2017
Recorded Investment (All)
(a)	Current	$10,457	$–	$–	$–	$1,337,800	$–	$1,348,257
(b)	30-59 Days Past Due	–	–	–	–	–	–	–
(c)	60-89 Days Past Due	–	–	–	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$–	$–	$522,543	$–	$532,543

			Residential		Commercial
		Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

December 31, 2016
Recorded Investment (All)
(a)	Current	$10,795	$–	$–	$–	$1,229,875	$–	$1,240,670
(b)	30-59 Days Past Due	2,486	–	–	–	–	–	2,486
(c)	60-89 Days Past Due	–	–	–	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$–	$–	$415,699	$–	$425,699

The Company did not have any impaired loans at December 31, 2017 or 2016. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2017 or 2016. There were no mortgage loans subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2017 and 2015. During 2016, one mortgage loan in the amount of $3,600 was foreclosed and transferred to real estate. At December 31, 2017 and 2016, the company held a mortgage loan loss reserve in the AVR of $13,028 and $12,888, respectively.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution

	December 31			December 31
	2017	2016		2017	2016

South Atlantic	24%	26%	Apartment	53%	52%
Pacific	24	23	Retail	14	16
Middle Atlantic	12	12	Industrial	14	14
Mountain	11	11	Office	12	13
W. North Central	9	10	Other	3	4
W. South Central	8	9	Medical	3	0
E. North Central	8	5	Agricultural	1	1
E. South Central	4	4
Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

The carrying value of the Company’s real estate assets at December 31, 2017 was as follows:

2017
Investment properties	$3,604

Other Invested Assets

During 2017 and 2015, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships, and during 2016 recognized an impairment of $10,869 related to a private equity fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Tax Credits

At December 31, 2017, the Company had ownership interest in eleven LIHTC investments. The remaining years of unexpired tax credits ranged from seven to twelve and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from two to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2018 to 2023 is $196,409. LIHTC tax credits recognized in 2017 was $8,851, and other LIHTC tax benefits recognized in 2017 was $6,172. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2016, the Company had ownership interest in seven LIHTC investments. The remaining years of unexpired tax credits ranged from eight to thirteen and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2019 is $146,694. LIHTC tax credits recognized in 2016 was $2,416, and other LIHTC tax benefits recognized in 2016 was $1,231. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2017	2016

Fair value - positive	$91,228	$89,939
Fair value - negative	(60,447)	(95,627)

For the years ended December 31, 2017, 2016 and 2015, the Company recorded unrealized gains (losses) of $29,880, ($11,706) and $17,627, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2017, 2016 or 2015 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gain (losses) by derivative type for year-end December 31, is as follows:

	2017	2016	2015

Swaps:
Interest rate	$(15,334)	$30,336	$(10,391)
Credit	0	861	24
Total return	(70,474)	(26,807)	(638)

Total swaps	$(85,808)	$4,390	$(11,005)

Foreign currency forwards	–	–	931
Futures - net positions	13,675	(20,669)	(8,677)
Lehman settlements	104	108	139

Total realized gains (losses)	$(72,029)	$(16,171)	$(18,612)

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	2017	2016	2015

Replicated assets	$528,629	$644,760	$666,362
Credit default	12,231	9,105	7,691

Credit gain (losses) to credit swap transactions (which are primary replication transactions), as of December 31, is as follows:

	2017	2016	2015

Capital gains (losses)	$–	$861	$23

As stated in Note 1, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2017 and 2016:

		2017

		Estimated	Maximum Amount
		Fair Value	of Future	Weighted
		of Credit	Payments under	Average
Rating Agency Designation of	NAIC	Default	Credit Default	Years to
Referenced Credit Obligations (1)	Designation	Swaps	Swaps	Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$10,774	$365,315	3.3
Credit default swaps referencing indices		1,352	65,000	3.9

Subtotal		12,126	430,315	3.4

BBB	2
Single name credit default swaps (3)		104	7,000	2.6
Credit default swaps referencing indices		–	–

Subtotal		104	7,000	2.6

BB	3
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

B	4
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

CCC and lower	5
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

In or near default	6
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

Total		$12,230	$437,315	3.4

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		2016

		Estimated	Maximum Amount
		Fair Value	of Future	Weighted
		of Credit	Payments under	Average
Rating Agency Designation of	NAIC	Default	Credit Default	Years to
Referenced Credit Obligations (1)	Designation	Swaps	Swaps	Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$8,419	$418,815	2.8
Credit default swaps referencing indices		686	85,000	1.3

Subtotal		9,105	503,815	2.5

BBB	2
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

BB	3
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

B	4
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

CCC and lower	5
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

In or near default	6
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

Total		$9,105	$503,815	2.5

(1)	The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017 and 2016, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount

	2017	2016

Interest rate and currency swaps:
Receive fixed - pay fixed	$45,533	$10,508
Receive fixed - pay floating	15,902	15,902
Interest rate swaps:
Receive fixed - pay fixed	1,113,884	1,210,884
Receive fixed - pay floating	1,374,250	1,514,250
Receive floating - pay fixed	1,499,500	1,654,500
Receive floating - pay floating	410,170	425,236

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2017 and 2016, respectively:

	Gross Restricted (Admitted & Nonadmitted)
			2017

		G/A Supporting
		Separate		S/A Assets
	Total General	Account (S/A)	Total S/A	Supporting G/A
Restricted Asset Category	Account (G/A)	Activity	Restricted Assets	Activity	Total

Collateral held under security lending agreements	$417,915	$–	$–	$–	$417,915
Subject to dollar repurchase agreements	203,456	–	–	–	203,456
Subject to dollar reverse repurchase agreements	–	–	–	–	–
On deposit with states	2,672	–	–	–	2,672
Pledged as collateral not captured in other categories	37,841	–	–	–	37,841

Total Restricted Assets	$661,884	$–	$–	$–	$661,884

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2016)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$307,744	$110,171	$–	$417,915	1.22%	1.22%
Subject to dollar repurchase agreements	–	203,456	–	203,456	0.59%	0.60%
Subject to dollar reverse repurchase agreements	20,325	(20,325)	–	–	0.00%	0.00%
On deposit with states	2,613	59	–	2,672	0.01%	0.01%
Pledged as collateral not captured in other categories	80,398	(42,557)	–	37,841	0.11%	0.11%

Total Restricted Assets	$411,080	$250,804	$–	$661,884	1.93%	1.94%

The following table shows the pledged or restricted assets in other categories as of December 31, 2017 and 2016, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2017
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$37,841	$–	$–	$–	$37,841

Total	$37,841	$–	$–	$–	$37,841

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2016)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$80,398	$(42,557)	$37,841	0.11%	0.11%

Total	$80,398	$(42,557)	$37,841	0.11%	0.11%

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2017 and 2016.

December 31, 2017
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$252,176	$252,176	2.82%	2.84%
Securities lending collateral assets	418,193	418,186	4.68	4.71
Other	–	–	–	–

Total	$670,369	$670,362	7.50%	7.55%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$670,928	8.56%

December 31, 2016
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$49,719	$49,719	0.55%	0.55%
Securities lending collateral assets	307,732	307,732	3.38	3.41
Other	12,736	12,736	0.14	0.14
Total	$370,187	$370,187	4.07%	4.10%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$370,236	4.66%

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2017	2016	2015

Income:
Bonds	$289,465	$321,213	$333,020
Preferred stocks	200	148	198
Mortgage loans on real estate	56,300	47,305	37,235
Policy loans	6,910	7,319	7,211
Cash, cash equivalents and short-term investments	4,581	2,412	479
Derivatives	22,232	21,572	18,678
Other invested assets	(10,220)	(308)	2,183
Other	14,360	13,144	19,310

Gross investment income	383,828	412,805	418,314
Less: investment expenses	23,021	17,277	17,230

Net investment income before amortization of IMR	360,807	395,528	401,084
Amortization of IMR	10,927	12,802	14,464

Net investment income	$371,734	$408,329	$415,548

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI are summarized below:

	Realized Year Ended December 31
	2017	2016	2015

Bonds	$35,069	$3,214	$(14,825)
Preferred stocks	–	–	1,077
Common stocks	(63)	32	(68)
Mortgage loans on real estate	968	(698)	21
Cash, cash equivalents and short-term investments	(12)	9	(11)
Derivatives	(72,133)	(16,280)	(18,751)
Other invested assets	4,833	(12,505)	8,099
Other	1,911	–	–

	(29,427)	(26,228)	(24,458)
Federal income tax effect	(13,315)	(2,833)	(3,518)
Transfer from (to) interest maintenance reserve	(28,197)	(6,516)	(2,507)

Net realized capital gains (losses) on investments	$(70,939)	$(35,577)	$(30,483)

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2017	2016	2015

Bonds	$7,788	$4,433	$(2,493)
Common stocks	–	10	(140)
Affiliated entities	(182)	136	(294)
Cash equivalents and short-term investments	(11)	(9)	–
Derivatives	33,650	(30,961)	9,972
Other invested assets	5,015	10,833	(8,190)

Change in unrealized capital gains (losses), before taxes	46,260	(15,558)	(1,145)
Taxes on unrealized capital gains (losses)	2,210	5,366	(3,558)

Change in unrealized capital gains (losses), net of tax	$44,050	$(20,924)	$2,413

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2017 and 2016 were as follows:

	2017		2016
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$168	$25	$224	$31
Ordinary renewal business	4,943	4,054	5,598	4,604
Group life direct business	282	203	373	289
Credit direct business	17	17	32	32

	$5,410	$4,299	$6,227	$4,956

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit funds and policy claims at December 31, 2017 and 2016 were as follows:

	Year Ended December 31
	2017	2016

Life insurance reserves	$1,091,646	$1,161,909
Annuity reserves and supplementary contracts with life contingencies	5,466,545	5,823,286
Accident and health reserves (including long term care)	209,371	153,469

Total policy reserves	$6,767,562	7,138,665

Deposit funds	29,590	55,021
Policy claims	40,142	42,014

Total policy reserves, deposit funds and claim liabilities	$6,837,294	$7,235,700

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2017 and 2016, the Company had insurance in force aggregating $4,547,476 and

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

$3,847,827, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $216,675 and $229,295 to cover these deficiencies as of December 31, 2017 and 2016, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. As of December 31, 2017 and 2016, the Company has recorded a liability of $0 and $8, respectively, for the amount it has been assessed to fund the transitional reinsurance program.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2017
2017	$-	$65,783	$38,984	$26,799
2016 and prior	37,843	(1,796)	29,774	6,273

	37,843	$63,987	$68,758	33,072

Active life reserve	$137,085			$196,199

Total accident and health reserves	$174,928			$229,271

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2016
2016	$-	$76,171	$43,008	$33,163
2015 and prior	47,976	(16,259)	27,038	4,680

	47,976	$59,912	$70,046	37,843

Active life reserve	$137,601			$137,085

Total accident and health reserves	$185,577			$174,928

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s unpaid claims reserve was decreased by $1,796 and $16,259 for the years ended December 31, 2017 and 2016, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2017 and 2016 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2017 and 2016 was $629 and $747, respectively. The Company incurred $338 and paid $456 of claim adjustment expenses during 2017, of which $125 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,320 and paid $1,264 of claim adjustment expenses during 2016, of which $602 of the paid amount was attributable to insured or covered events of prior years. The Company slightly decreased the claim adjustment expense provision for insured events of prior years during 2017. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2017

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$706,614	$80,616	$–	$787,230	2%
At book value less surrender charge of 5% or more	812,459	33,559	–	846,018	3
At fair value	23,452	366,460	18,903,140	19,293,052	64

Total with adjustment or at fair value	1,542,525	480,635	18,903,140	20,926,300	69
At book value without adjustment (minimal or no charge or adjustment)	3,281,614	46,613	–	3,328,227	11
Not subject to discretionary withdrawal provision	654,059	4,188,761	1,202,256	6,045,076	20

Total annuity reserves and deposit liabilities	5,478,198	4,716,009	20,105,396	30,299,603	100%

Less reinsurance ceded	1,063	–	–	1,063

Net annuity reserves and deposit liabilities	$5,477,135	$4,716,009	$20,105,396	$30,298,540

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2016

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$761,466	$87,114	$–	$848,580	3%
At book value less surrender charge of 5% or more	825,747	35,845	–	861,592	3
At fair value	24,190	366,825	15,829,548	16,220,563	57

Total with adjustment or at fair value	1,611,403	489,784	15,829,548	17,930,735	63
At book value without adjustment (minimal or no charge or adjustment)	3,417,022	49,768	–	3,466,790	12
Not subject to discretionary withdrawal provision	834,018	5,007,072	1,266,558	7,107,648	25

Total annuity reserves and deposit liabilities	5,862,443	5,546,624	17,096,106	28,505,173	100%

Less reinsurance ceded	1,335	–	–	1,335

Net annuity reserves and deposit liabilities	$5,861,108	$5,546,624	$17,096,106	$28,503,838

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2017	$1,110,527	$3,367,720	$4,478,247

Reserves for separate acccounts as of December 31, 2017 with assets at:
Fair value	$–	$20,362,611	$20,362,611
Amortized cost	4,716,009	–	4,716,009

Total as of December 31, 2017	$4,716,009	$20,362,611	$25,078,620

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With MV adjustment	$80,616	$–	$80,616
At book value without fair value adjustment and with current surrender charge of 5% or more	33,559	–	33,559
At fair value	366,460	19,160,356	19,526,816
At book value without fair value adjustment and with current surrender charge of less than 5%	46,613	–	46,613

Subtotal	527,248	19,160,356	19,687,604
Not subject to discretionary withdrawal	4,188,761	1,202,255	5,391,016

Total separate account reserves at December 31, 2017	$4,716,009	$20,362,611	$25,078,620

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2016	$1,396,422	$3,296,786	$4,693,208

Reserves for separate acccounts as of December 31, 2016 with assets at:
Fair value	$–	$17,329,112	$17,329,112
Amortized cost	5,546,624	–	5,546,624

Total as of December 31, 2016	$5,546,624	$17,329,112	$22,875,736

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal:	$87,114	$–	$87,114
At book value without fair value adjustment and with current surrender charge of 5% or more	35,845	–	35,845
At fair value	366,825	16,062,554	16,429,379
At book value without fair value adjustment and with current surrender charge of less than 5%	49,768	–	49,768

Subtotal	539,552	16,062,554	16,602,106
Not subject to discretionary withdrawal	5,007,072	1,266,558	6,273,630

Total separate account reserves at December 31, 2016	$5,546,624	$17,329,112	$22,875,736

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2015	$1,435,432	$3,513,187	$4,948,619

Reserves for separate acccounts as of December 31, 2015 with assets at:
Fair value	$–	$16,002,134	$16,002,134
Amortized cost	6,090,721	–	6,090,721

Total as of December 31, 2015	$6,090,721	$16,002,134	$22,092,855

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal:	$119,066	$–	$119,066
At book value without fair value adjustment and with current surrender charge of 5% or more	40,199	–	40,199
At fair value	505,969	14,563,487	15,069,456
At book value without fair value adjustment and with current surrender charge of less than 5%	55,814	–	55,814

Subtotal	721,048	14,563,487	15,284,535
Not subject to discretionary withdrawal	5,369,673	1,438,647	6,808,320

Total separate account reserves at December 31, 2015	$6,090,721	$16,002,134	$22,092,855

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2017	2016	2015

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,478,824	$4,693,348	$4,948,847
Transfers from separate accounts	(4,941,012)	(4,789,961)	(4,181,143)

Net transfers to separate accounts	(462,188)	(96,613)	767,704
Miscellaneous reconciling adjustments	9,916	17,332	15,414

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(452,272)	$(79,281)	$783,118

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from the general account claims at December 31 are attributed to the following products:

	2017	2016

Variable life	$263,452	$240,308
Variable annuities	4,895,012	4,346,782
Group annuities	12,104,424	9,767,338
Registered Market value separate accounts	785,378	731,645
Non Registered Market value separate accounts	918,799	851,068
Par annuities	1,537,838	1,539,214
Registered Market value Annuity Product - SPL	1,998	1,624
Book value separate accounts	4,769,953	5,765,029

Total separate account assets	$25,276,854	$23,243,008

At December 31, 2017 and 2016, the Company held separate account assets not legally insulated from the general account in the amount of $27,421 and $27,898, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $48,314, $46,668, $42,677, $40,314, and $33,770 to the general account in 2017, 2016, 2015, 2014, and 2013, respectively. During the years ended December 31, 2017, 2016, 2015, 2014, and

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2013 the general account of the Company had paid $1,009, $1,627, $1,671, $530, and $1,112 respectively, toward separate account guarantees.

At December 31, 2017 and 2016, the Company reported guaranteed separate account assets at amortized cost in the amount of $4,769,953 and $5,764,436, respectively, based upon the prescribed practice by the State of New York as described in Note 2. These assets had a fair value of $4,755,155 and $5,740,987 at December 31, 2017 and 2016, respectively, which would have resulted in an unrealized (loss) of ($14,798) and ($23,449), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2017	2016	2015

Direct premiums	$5,504,653	$5,786,774	$5,821,086
Reinsurance assumed - non affiliates	520,633	529,283	510,492
Reinsurance assumed - affiliates	34	50	65
Reinsurance ceded - non affiliates	(668,328)	(341,356)	(317,940)
Reinsurance ceded - affiliates	(198,406)	(199,490)	(200,709)

Net premiums earned	$5,158,585	$5,775,260	$5,812,994

The Company received reinsurance recoveries in the amounts of $491,641, $430,476 and $427,569 during 2017, 2016 and 2015, respectively. At December 31, 2017 and 2016, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $124,183 and $174,979, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2017 and 2016 of $2,534,611 and $2,281,757, respectively , of which $1,527,241 and $1,577,030 were ceded to affiliates.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 90% coinsurance reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $386,087 which included a ceding commission of

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

$26,368, and released policy and deposit-type reserves of $315,651. As a part of the transaction, the company realized net gains on the assets that were transferred of $39,030. The IMR deferral of the transaction was $25,813. The IMR liability was simultaneously released along with historical deferrals associated with the blocks of business in the amount of $29,374, resulting in a pretax loss of $27,845, which has been included in the Statement of Operations.

During 2017, 2016 and 2015, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $109,532 ($71,196 after tax), $93,916 ($61,046 after tax) and $52,697 ($34,253 after tax), respectively.

The Company is reviewing historical treaty language of yearly renewable treaty agreements with the NYDFS under an interpretation which would result in higher gross reserves. These reinsurance contracts are fully ceded and would not impact the capital and surplus of the Company.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Income Taxes

The components of the net deferred tax asset/(liability) at December 31 are as follows:

		December 31, 2017
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$84,559	$9,994	$94,553
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	84,559	9,994	94,553
Deferred Tax Assets Nonadmitted	31,427	–	31,427

Subtotal (Net Deferred Tax Assets)	53,132	9,994	63,126
Deferred Tax Liabilities	23,132	10,294	33,426

Net Admitted Deferred Tax Assets	$30,000	$(300)	$29,700

		December 31, 2016
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$109,009	$15,603	$124,612
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	109,009	15,603	124,612
Deferred Tax Assets Nonadmitted	47,310	–	47,310

Subtotal (Net Deferred Tax Assets)	61,699	15,603	77,302
Deferred Tax Liabilities	16,273	12,118	28,391

Net Admitted Deferred Tax Assets	$45,426	$3,485	$48,911

		Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$(24,450)	$(5,609)	$(30,059)
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	(24,450)	(5,609)	(30,059)
Deferred Tax Assets Nonadmitted	(15,883)	–	(15,883)

Subtotal (Net Deferred Tax Assets)	(8,567)	(5,609)	(14,176)
Deferred Tax Liabilities	6,859	(1,824)	5,035

Net Admitted Deferred Tax Assets	$(15,426)	$(3,785)	$(19,211)

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2017	2016	Change

Ordinary
Discounting of unpaid losses	$160	$193	$(33)
Unearned premium reserve	152	306	(154)
Policyholder reserves	47,942	61,796	(13,854)
Investments	1,199	2,320	(1,121)
Deferred acquisition costs	16,192	31,621	(15,429)
Compensation and benefits accrual	1,070	1,501	(431)
Receivables - nonadmitted	3,322	3,967	(645)
Section 197 Intangible Amortization	938	1,885	(947)
Assumption Reinsurance	1,231	2,895	(1,664)
Policyholder Reserve Transitional Amount	11,976	–	11,976
Other (including items <5% of ordinary tax assets)	377	2,525	(2,148)

Subtotal	84,559	109,009	(24,450)

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	31,427	47,310	(15,883)

Admitted ordinary deferred tax assets	53,132	61,699	(8,567)
Capital:
Investments	9,994	15,603	(5,609)
Other (including items <5% of total total capital tax assets)	–	–	–

Subtotal	9,994	15,603	(5,609)

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–

Admitted capital deferred tax assets	9,994	15,603	(5,609)

Admitted deferred tax assets	$63,126	$77,302	$(14,176)

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	Change

Deferred Tax Liabilities:
Ordinary
Investments	$686	$1,461	$(775)
§807(f) adjustment	3,465	5,267	(1,802)
Reinsurance Ceded	5,025	9,545	(4,520)
Policyholder Reserve Transitional Amount	13,956	–	13,956
Other (including items <5% of total ordinary tax liabilities)	–	–	–

Subtotal	23,132	16,273	6,859
Capital
Investments	10,294	12,118	(1,824)
Other (including items <5% of total capital tax liabilities)	–	–	–

Subtotal	10,294	12,118	(1,824)

Deferred tax liabilities	33,426	28,391	5,035

Net deferred tax assets/liabilities	$29,700	$48,911	$(19,211)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97), was signed into law and reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $39,281, excluding $1,470 of net deferred tax asset reduction on unrealized gains/(losses).

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where the Company’s determinations are incomplete but the Company is able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform.

As a result of TCJA, the Company’s tax reserve deductible temporary difference increased by an estimated $9,426. This change results in an offsetting $(9,426) net taxable temporary difference that will be amortized into taxable income evenly over the next eight years. As noted, this transitional change amount was based on a provisional estimate at December 31, 2017. Actual results may differ from the estimates and will be adjusted in future periods when the actuarial models and systems are updated for the policyholder tax reserve changes required by the TCJA.

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2017 or 2016.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

As discussed in Note 1, for the years ended December 31, 2017 and 2016 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

				December 31, 2017
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$6,594	$6,594
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,106	–	23,106
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,106	–	23,106
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	153,103
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		30,026	3,400	33,426

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$53,132	$9,994	$63,126

				December 31, 2016
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$41,910	$7,001	$48,911
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		–	–	–
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	–	–	–
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	156,182
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		19,789	8,602	28,391

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$61,699	$15,603	$77,302

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

				Change
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$(41,910)	$(407)	$(42,317)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,106	–	23,106
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,106	–	23,106
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(3,079)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		10,237	(5,202)	5,035

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(8,567)	$(5,609)	$(14,176)

	December 31
	2017	2016	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1255%	1188%	67%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$1,020,686	$1,043,379	$(22,693)

The impact of tax planning strategies at December 31, 2017 and 2016 was as follows:

		December 31, 2017
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	15%	31%	18%

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies: (% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2017	2016	Change

Current Income Tax

Federal	$26,972	$42,387	$(15,415)
Foreign	–	–	–

Subtotal	26,972	42,387	(15,415)

Federal income tax on net capital gains	13,315	2,834	10,481
Utilization of capital loss carry-forwards	–	–	–
Other	–	–	–

Federal and foreign income taxes incurred	$40,287	$45,221	$(4,934)

	Year Ended December 31
	2016	2015	Change

Current Income Tax

Federal	$42,387	$54,965	$(12,578)
Foreign	–	–	–

Subtotal	42,387	54,965	(12,578)

Federal income tax on net capital gains	2,834	3,518	(684)
Utilization of capital loss carry-forwards	–	–	–
Other	–	–	–

Federal and foreign income taxes incurred	$45,221	$58,483	$(13,262)

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2017	2016	2015

Current income taxes incurred	$40,287	$45,221	$58,483
Change in deferred income taxes (without tax on unrealized gains and losses)	32,885	(3,541)	22,410

Total income tax reported	$73,172	$41,680	$80,893

Income before taxes	$227,142	$276,716	$320,866
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$79,500	$96,851	$112,303
Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(7,859)	(8,345)	(5,707)
Tax credits	(9,455)	(2,925)	(2,188)
Tax adjustment for IMR	(17,533)	(8,174)	(10,462)
Surplus adjustment for in-force ceded	(24,919)	(21,366)	(11,988)
Nondeductible expenses	37	35	295
Deferred tax benefit on other items in surplus	13,681	(7,243)	179
Provision to return	126	(2,069)	(803)
Dividends from certain foreign corporations	189	137	141
Audit Adjustment - Permanent	–	(4,972)	–
Partnership Permanent Adjustment	(592)	(470)	(1,466)
Change in tax rates	39,281	–	–
Other	716	221	589

Total income tax reported	$73,172	$41,680	$80,893

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2017.

As of December 31, 2017 and 2016, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company incurred income taxes of $13,766, $1,964, and $4,462 during 2017, 2016, and 2015, respectively, which will be available for recoupment in the event of future net capital losses.

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate for years ending in December 31, 2017 and 2016 $1,745 and $1,673, respectively. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

Unrecognized Tax Benefits	December 31
	2017	2016

Unrecognized tax benefits, opening balance	$1,673	$1,129
Additions for - tax positions of prior years	72	544

Unrecognized tax benefits, ending balance	$1,745	$1,673

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense (benefit) related to income taxes for the years ending in December 31, 2017, 2016, and 2015 is $433, $(36), and $28, respectively. The total interest payable balance as of December 31, 2017 and 2016 is $674 and $241, respectively. The Company recorded no liability for penalties.

The Company modified its calculation of dividends that are eligible for dividends received deduction in 2016. This resulted in recording a permanent tax benefit of $4,770 in the Company’s 2016 financial statement for years 2011-2015. This was treated as a change in estimate.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and an examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

At December 31, 2017 and 2016, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. TA Corp owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2017 and 2016 were $0 and $0, respectively. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017 and 2016, the Company had 17,142 common shares authorized, issued and outstanding with a par value of $125 per share. TA Corp owns 15,067 shares and TLIC owns 2075 shares.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2018, without prior approval of insurance regulatory authorities, is $105,039.

On December 21 and June 28, 2017 the Company paid ordinary common stock dividends of $9,075 and $10,289 to TLIC and $65,897 and $74,711 to TA Corp, respectively. On December 21, 2017 the Company paid preferred stock dividends of $3 to TLIC and $24 to TA Corp.

On December 22, 2016, the Company paid ordinary common stock dividends of $8,473 to TLIC and $61,527 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2017, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes due 20 years from the date of the issuance at an interest rate of 6.25%. The notes are subordinate and junior in the right of payment to all obligations and liabilities of the Company. On December 22, 2016, the Company repaid TA Corp the principal and accrued interest of $9,167. The Company received approval from the Superintendent of Insurance of the NYDFS prior to issuance and repayment of the surplus notes as well as prior to making annual interest payments.

The Company held special surplus funds in the amount of $11,186 and $9,509, as of December 31, 2017 and 2016, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

11. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2017 and 2016, respectively, securities with a fair value of $399,971 and $301,914 were on loan under securities lending agreements. At December 31, 2017, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $418,186 and $307,732 at December 31, 2017 and 2016, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2017	2016

Open	$417,915	$307,744
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	417,915	307,744

Securities received	–	–

Total collateral received	$417,915	$307,744

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The maturity dates of the reinvested securities lending collateral are as follows:

	2017		2016
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value

Open	$97,375	$97,375	$19,466	$19,466
30 days or less	125,477	125,477	180,863	180,863
31 to 60 days	48,801	48,801	33,358	33,358
61 to 90 days	61,803	61,803	24,783	24,783
91 to 120 days	23,435	23,435	12,750	12,750
121 to 180 days	38,179	38,179	36,512	36,512
181 to 365 days	–	–	–	–
1 to 2 years	4,234	4,234	–	–
2 to 3 years	13,272	13,266	–	–
Greater than 3 years	5,617	5,616	–	–

Total	418,193	418,186	307,732	307,732

Securities received	–	–	–	–

Total collateral reinvested	$418,193	$418,186	$307,732	$307,732

Collateral for securities lending transactions that extend beyond one year from the report date, as of December 31, 2017 is as follows. There was no collateral for securities lending transactions that extended beyond one year from the report date, as of December 31, 2016.

Description of collateral	Amount
ABS AUTOS	$12,688
ABS CREDIT CARDS	10,437

Total collateral extending beyond one year of the reporting date	$23,125

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $418,602 (fair value of $418,186) that are currently tradable securities that could be sold and used to pay for the $417,915 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica Corporation (TA Corp) which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $703, $714, and $311 was allocated to the Company for the years ended December 31, 2017, 2016 and 2015, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP 102, Pensions. Pension expenses were $1,554, $1,414 and $456 for the years ended December 31, 2017, 2016 and 2015, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $374, $257 and $89 for the years end December 31, 2017, 2016 and 2015, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2017, 2016 and 2015 was insignificant.

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2017, 2016 and 2015, the Company paid $28,918, $30,662 and $32,914, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $10,367, $9,203 and $8,320 for these services during 2017, 2016 and 2015, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $3,484, $5,196 and $5,485 for the years ended December 31, 2017, 2016 and 2015, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2017, 2016 and 2015, the Company paid (received) net interest of $60, $47 and $6, respectively, to (from) affiliates. At December 31, 2017 and 2016, the Company reported a net amount of $3,002 and $12,714 receivable and payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017, the Company had short-term intercompany notes receivable of $124,300 as shown below. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported in Schedule DA as short-term investments.

Receivable from	Amount	Due By	Interest Rate

Transamerica Corporation	$24,300	7/28/2018	1.08%

Transamerica Corporation	$50,000	9/1/2018	1.11%

Transamerica Corporation	$50,000	9/6/2018	1.11%

At December 2016, the Company had short-term intercompany notes receivables of $20,000.

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$2,560
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$6,036
Aegon Multi-Family Equity Fund, LLC (AMFEF)	$12,822
Natural Resources Alternatives Portfolio I, LLC (NRAP)	$4,766

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, entities and/or non-SCA SSAP No. 48 entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

The aggregate balance sheet value for all subsidiary, controlled and affiliated (SCA) investments, except SCA insurance entities, are as follows:

SCA Description	Gross Amount	Nonadmitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation	NAIC Disallowed Entity’s Valuation Method, Resubmission Required

Real Estate Alternatives Portfolio 3A Inc.	$2,889	$-	$2,889	10/31/2017	Sub2	Yes	$ 3,025	No

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8Bi entities) as of December 31, 2017:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$2,889	$2,889	$–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$2,889	$2,889	$–

SSAP No. 97 8b(iv) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$2,889	$2,889	$–

Aggregate Total	XXX	$2,889	$2,889	$–

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

NAIC
Disallowed
Entities
Valuation
					NAIC	Method,
	Type of	Date of		NAIC	Response	Submission
	NAIC	Filing to the		Valuation	Received	Required
SCA Entity	Filing*	NAIC		Amount	Y/N	Y/N	Code**

SSAP No. 97 8a Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8a Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(ii) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(ii) Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2017	$	2,994	Y	N	I
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iii) Entities	–	–	$	2,994	–	–	–

SSAP No. 97 8b(iv) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iv) Entities	–	–	$	–	–	–	–

Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$	2,994	–	–	–

Aggregate Total	–	–	$	2,994	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN #	Exclusive	Type of Business	Type of	Total Direct
		Contract	Written	Authority	Premiums
				Granted

The Vanguard Group, Inc. 100 Vanguard Blvd	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$50,268
Malvem, PA 19355

C -        Claims Payment

B -        Binding Authority

P -         Premium Collection

U -        Underwriting

For years ended December 31, 2017, 2016 and 2015, the Company had $50,268, $35,397 and $48,811, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2017, 2016 and 2015 the Company had $0, $0 and $16,899, respectively, of direct premiums written by Affinion Group.

15. Commitments and Contingencies

At December 31, 2017 and 2016, the Company has mortgage loan commitments of $21,261 and $17,177, respectively.

The Company has contingent commitments of $212,642 and $160,415, at December 31, 2017 and 2016, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies. There are $196,409 and $146,694 in LIHTC commitments as of December 31, 2017 and 2016, respectively.

Private placement commitments outstanding as of December 31, 2017 and 2016 were $17,893 and $18,000, respectively.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $115 and $391 at December 31, 2017 and 2016, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $80 and $19 at December 31, 2017 and 2016, respectively. The guaranty fund (benefit) expense was ($3,412), ($315) and ($210) for the years ended December 31, 2017, 2016 and 2015, respectively.

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2017 and 2016, the Company had dollar repurchase agreements outstanding in the amount of $203,456 and $20,325, respectively. The Company had an outstanding liability for borrowed money in the amount $204,899 and $20,005 at December 31, 2017 and 2016, respectively due to participation in dollar repurchase agreements which includes accrued interest.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2017	2016

Open	$204,340	$19,955
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	204,340	19,955
Securities received	–	–

Total collateral received	$204,340	$19,955

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2017 there were no securities sold and reacquired within 30 days of the sale date.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified a Type I subsequent events for the year ended December 31, 2017 through April 26, 2018.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2017. In January 2018, in connection with the transformation of the Company’s and its parent’s U.S. business and long term strategy, a Company affiliate entered into a multi-year third party administration arrangement for the administration of certain U.S. based in-force policies.

78

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2017 Attachment to Note 9
Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908

79

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2017 Attachment to Note 9
Entity Name	FEIN
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219

80

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2017 Attachment to Note 9
Entity Name	FEIN
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

81

Statutory-Basis

Financial Statement Schedule

82

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2017

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$463,148	$566,749	$470,990
States, municipalities and political subdivisions	240,429	243,661	240,429
Foreign governments	129,085	140,778	129,085
Hybrid securities	130,794	134,911	130,794
All other corporate bonds	4,968,695	5,260,840	4,968,124
Preferred stocks	4,552	4,394	4,552

Total fixed maturities	5,936,703	6,351,333	5,943,974

Equity securities
Common stocks:
Public utilities	–	–	–
Banks, trust and insurance	–	–	–
Industrial, miscellaneous and all other	–	–	–

Total equity securities	–	–	–

Mortgage loans on real estate	1,348,257		1,348,257
Real estate	3,604		3,604
Policy loans	125,868		125,868
Other long-term investments	59,462		59,462
Receivable for securities	115		115
Securities lending	418,193		418,193
Cash, cash equivalents and short-term investments	410,188		410,188

Total investments	$8,302,390		$8,309,661

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)	United States government, state, municipal and political, hybrid and corporate bonds of $2,292 are held at fair value rather than amortized cost due to having an NAIC 6 rating.

83

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2017
Individual life	$1,045,834	$–	$18,135	$(1,299)	$47,944	$18,776	$57,492
Individual health	85,754	4,305	10,860	49,066	3,206	72,440	14,485
Group life and health	181,571	2,554	10,627	79,899	8,035	63,981	31,511
Annuity	5,447,545	–	519	5,030,921	259,675	5,683,831	(315,328)
Other	–	–	–	–	52,874	–	–

	$6,760,704	$6,859	$40,141	$5,158,587	$371,734	$5,839,028	$(211,840)

Year ended December 31, 2016
Individual life	$1,118,498	$–	$18,281	$157,318	$53,602	$182,963	$75,668
Individual health	43,800	5,321	11,729	62,058	3,431	19,448	17,692
Group life and health	162,148	2,811	11,317	80,133	8,554	55,385	32,104
Annuity	5,806,086	–	686	5,475,752	293,132	5,750,859	114,033
Other	–	–	–	–	49,610	–	–

	$7,130,532	$8,132	$42,013	$5,775,261	$408,330	$6,008,655	$239,497

Year ended December 31, 2015
Individual life	$1,033,269	$–	$15,641	$143,383	$52,051	$161,212	$81,310
Individual health	59,122	5,842	12,239	58,286	3,163	53,426	22,486
Group life and health	140,745	1,914	22,065	81,840	7,833	47,903	27,820
Annuity	5,804,427	–	938	5,529,484	292,596	4,837,210	1,004,128
Other	–	–	–	–	59,905	–	–

	$7,037,563	$7,756	$50,883	$5,812,993	$415,548	$5,099,751	$1,135,744

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

84

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2017
Life insurance in force	$25,419,746	$154,374,478	$151,926,555	$22,971,822	661%

Premiums:
Individual life	$179,651	$694,892	$513,942	$(1,299)	-39579%
Individual health	49,240	194	20	49,065	0%
Group life and health	81,890	3,073	1,081	79,898	1%
Annuity	5,193,872	168,576	5,624	5,030,920	0%

	$5,504,653	$866,735	$520,667	$5,158,584	10%

Year ended December 31, 2016
Life insurance in force	$25,466,212	$172,845,130	$170,252,105	$22,873,187	744%

Premiums:
Individual life	$172,726	$536,674	$521,267	$157,319	331%
Individual health	62,606	604	56	62,058	0%
Group life and health	81,420	3,235	1,948	80,133	2%
Annuity	5,470,023	333	6,062	5,475,752	0%

	$5,786,775	$540,846	$529,333	$5,775,262	9%

Year ended December 31, 2015
Life insurance in force	$24,382,596	$180,500,389	$177,774,290	$21,656,497	821%

Premiums:
Individual life	$158,031	$515,667	$501,018	$143,382	349%
Individual health	59,062	822	46	58,286	0%
Group life and health	81,321	1,766	2,284	81,839	3%
Annuity	5,522,672	395	7,208	5,529,485	0%

	$5,821,086	$518,650	$510,556	$5,812,992	9%

85

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2017 and 2016

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2017 and 2016

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the table below (constituting Separate Account VA BNY, hereafter collectively referred to as the “Sub-Accounts”) as of December 31, 2017 and the related statements of operations and change in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
AB Growth and Income Class B Shares (1)	TA International Equity Index Service Class (3)
AB Large Cap Growth Class B Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Jennison Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA Jennison Growth Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Core Bond Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Madison Diversified Income Service Class (4)
Fidelity® VIP Value Strategies Initial Class (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Franklin Income Class 2 Shares (1)	TA Market Participation Strategy Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA MFS International Equity Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA MFS International Equity Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Multi-Managed Balanced Service Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Initial Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
TA AB Dynamic Allocation Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Service Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA American Funds Managed Risk - Balanced Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Service Class (1)	TA U.S. Equity Index Service Class (3)
TA Asset Allocation - Moderate Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Moderate Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® International (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® REIT Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (2)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Global Allocation Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock Smart Beta 50 Service Class (2)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock Smart Beta 75 Service Class (2)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock Tactical Allocation Service Class (1)	Wanger International (1)
TA Clarion Global Real Estate Securities Initial Class (1)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2017, and statements of operations and change in net assets for the years ended December 31, 2017 and 2016.
(2)	Statement of assets and liabilities as of December 31, 2017 and statements of operations and change in net assets for the year ended December 31, 2017 and the period March 21, 2016 (commencement of operations) through December 31, 2016.
(3)	Statement of assets and liabilities as of December 31, 2017 and statement of operations and change in net assets for the period May 1, 2017 (commencement of operations) through December 31, 2017.
(4)	Statement of assets and liabilities as of December 31, 2017 and statement of operations and change in net assets for the period June 1, 2017 (commencement of operations) through December 31, 2017.

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the Sub-Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2018

We have served as the auditor of one or more Sub-Accounts in Separate Account VA BNY since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	401,762.851	$4,552,014	$4,712,678	$1	$4,712,679	1,763,828	$1.921500	$13.835308
AB Growth and Income Class B Shares	770,310.152	22,183,696	25,327,798	51	25,327,849	6,311,186	1.825539	17.045344
AB Large Cap Growth Class B Shares	8,295.340	271,892	445,460	(5)	445,455	165,616	1.898680	12.809059
American Funds - Asset Allocation Class 2 Shares	2,308,334.626	48,428,289	54,222,780	(50)	54,222,730	15,279,462	1.877331	14.874576
American Funds - Bond Class 2 Shares	1,542,241.363	16,833,712	16,486,560	(33)	16,486,527	5,015,162	1.090676	10.555130
American Funds - Growth Class 2 Shares	566,085.580	38,902,250	43,786,720	—	43,786,720	5,074,221	2.381329	18.833232
American Funds - Growth-Income Class 2 Shares	637,843.559	29,304,355	31,707,203	29	31,707,232	6,132,937	2.217204	17.865875
American Funds - International Class 2 Shares	805,335.301	15,147,007	17,419,403	13	17,419,416	4,186,038	1.380065	13.995312
Fidelity® VIP Balanced Service Class 2	1,336,176.285	21,821,457	24,492,111	48	24,492,159	8,980,286	1.641459	15.055664
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	17.100698	17.381974
Fidelity® VIP Contrafund® Service Class 2	1,213,443.876	40,017,784	44,958,096	27	44,958,123	6,467,651	1.867925	17.057835
Fidelity® VIP Equity-Income Service Class 2	32,666.705	656,475	761,788	(8)	761,780	360,555	1.669143	11.004979
Fidelity® VIP Growth Service Class 2	13,766.980	581,190	1,003,062	17	1,003,079	392,569	1.921841	13.142960
Fidelity® VIP Growth Opportunities Service Class 2	64.217	1,326	2,285	4	2,289	1,238	1.800854	2.421261
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	16.962643	17.241670
Fidelity® VIP Mid Cap Service Class 2	962,686.034	31,939,901	36,379,905	9	36,379,914	5,062,903	1.994930	16.917674
Fidelity® VIP Value Strategies Initial Class	1,893.807	25,956	27,025	—	27,025	1,731	15.362587	15.615309
Fidelity® VIP Value Strategies Service Class 2	892,670.849	13,056,855	12,836,607	(22)	12,836,585	2,008,310	1.898125	15.315575
Franklin Founding Funds Allocation Class 4 Shares	449,528.957	3,316,777	3,384,953	(8)	3,384,945	1,619,010	2.004806	10.959554
Franklin Income Class 2 Shares	205,206.258	3,056,437	3,318,185	(7)	3,318,178	2,252,757	1.368879	10.821945
Franklin Mutual Shares Class 2 Shares	34,671.172	597,989	705,905	13	705,918	498,421	1.296561	10.613536
Franklin Templeton Foreign Class 2 Shares	111,885.354	1,535,249	1,730,866	(4)	1,730,862	1,543,003	1.050263	11.522134
Invesco V.I. American Franchise Series II Shares	3,301.365	131,915	200,723	8	200,731	109,350	1.736466	12.359359
Janus Henderson - Enterprise Service Shares	5,347.883	233,090	356,543	11	356,554	94,795	1.487011	12.355010
Janus Henderson - Global Research Service Shares	7,769.191	222,988	389,780	(6)	389,774	231,664	1.077643	12.390415
Janus Henderson - Mid Cap Value Service Shares	145.896	2,186	2,552	(3)	2,549	969	2.564784	2.706882
JPMorgan Insurance Trust Core Bond Class 1 Shares	43,886.145	500,407	480,114	(7)	480,107	373,840	1.228448	10.155351
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	15,359.401	91,009	181,702	(3)	181,699	52,138	3.293287	10.943570
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	348.931	4,612	8,947	3	8,950	2,547	3.348036	11.092614
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,641.303	44,217	85,657	4	85,661	25,247	3.212737	11.758652
MFS® New Discovery Service Class	94,428.496	1,458,997	1,753,537	(10)	1,753,527	614,556	2.441340	12.326078
MFS® Total Return Service Class	52,626.557	1,047,857	1,277,773	(12)	1,277,761	684,296	1.549699	11.022585
State Street Total Return V.I.S. Class 3 Shares	182,971.712	3,391,089	3,637,478	7	3,637,485	1,414,159	1.462980	13.307784
TA AB Dynamic Allocation Initial Class	6,249.444	53,117	63,869	1	63,870	35,881	1.453413	1.862648
TA AB Dynamic Allocation Service Class	2,182,596.770	20,054,260	22,153,357	(17)	22,153,340	7,433,079	1.119064	11.786306
TA Aegon Government Money Market Initial Class	165,769.260	165,769	165,769	6	165,775	126,501	0.804807	1.310464
TA Aegon Government Money Market Service Class	22,509,295.508	22,509,294	22,509,296	95	22,509,391	7,834,925	0.800650	9.926991
TA Aegon High Yield Bond Initial Class	16,467.650	132,926	130,753	2	130,755	47,609	1.434311	12.225409
TA Aegon High Yield Bond Service Class	900,956.649	7,201,877	7,261,711	13	7,261,724	2,134,226	1.673763	11.923442
TA Aegon U.S. Government Securities Initial Class	26,498.210	318,878	284,856	(2)	284,854	142,568	1.176574	1.998018
TA Aegon U.S. Government Securities Service Class	2,607,030.962	31,494,610	28,859,833	(49)	28,859,784	10,761,864	1.044487	10.174151
TA American Funds Managed Risk - Balanced Service Class	4,381,759.972	44,932,178	50,784,598	8	50,784,606	4,488,029	11.111412	11.621539

See accompanying notes.

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Asset Allocation - Conservative Initial Class	1,613.760	$17,038	$17,848	$—	$17,848	9,676	$1.572463	$1.989669
TA Asset Allocation - Conservative Service Class	6,174,681.655	64,738,655	67,551,017	(130)	67,550,887	22,261,316	1.225880	12.163620
TA Asset Allocation - Growth Initial Class	2,749.727	27,894	37,479	1	37,480	16,941	1.967342	2.616070
TA Asset Allocation - Growth Service Class	625,167.912	6,795,239	8,452,270	(2)	8,452,268	2,253,319	1.483121	15.076009
TA Asset Allocation - Moderate Initial Class	57,393.141	625,545	724,301	(4)	724,297	358,312	1.747001	2.240421
TA Asset Allocation - Moderate Service Class	24,148,745.054	273,404,486	300,651,876	(214)	300,651,662	92,461,728	1.407392	12.947752
TA Asset Allocation - Moderate Growth Initial Class	33,300.835	376,694	447,563	(2)	447,561	206,571	1.874335	2.440486
TA Asset Allocation - Moderate Growth Service Class	15,139,989.347	175,742,378	200,756,259	89	200,756,348	54,159,674	1.352315	13.903796
TA Barrow Hanley Dividend Focused Initial Class	145,832.040	2,342,864	3,740,592	13	3,740,605	1,290,725	1.550689	16.642144
TA Barrow Hanley Dividend Focused Service Class	916,156.319	19,316,051	23,499,410	18	23,499,428	5,898,194	1.646504	16.199907
TA BlackRock Equity Smart Beta 100 Service Class	1,622,788.665	18,481,263	21,047,569	(1)	21,047,568	1,638,678	11.959344	12.976558
TA BlackRock Global Allocation Service Class	4,863,234.419	65,114,207	72,510,825	147	72,510,972	26,269,985	1.293160	12.646636
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	954,047.336	8,939,839	9,425,988	(3)	9,425,985	907,756	10.169694	11.071126
TA BlackRock Global Allocation Managed Risk - Growth Service Class	977,925.461	9,017,814	9,906,385	(1)	9,906,384	934,837	10.373858	11.597828
TA BlackRock Smart Beta 50 Service Class	708,223.041	7,470,598	8,137,483	(1)	8,137,482	716,979	11.014320	11.524406
TA BlackRock Smart Beta 75 Service Class	1,046,004.376	11,663,704	12,688,033	2	12,688,035	1,058,764	11.469337	12.129099
TA BlackRock Tactical Allocation Service Class	6,704,143.152	102,620,006	108,003,746	189	108,003,935	30,063,885	1.252410	12.875920
TA Clarion Global Real Estate Securities Initial Class	1,727.958	24,292	22,723	(4)	22,719	8,032	1.463600	11.494653
TA Clarion Global Real Estate Securities Service Class	442,476.973	5,813,461	6,088,483	(5)	6,088,478	1,468,053	1.251562	11.199269
TA International Equity Index Service Class	34,530.405	362,102	385,014	(1)	385,013	34,853	10.956037	11.123849
TA International Moderate Growth Service Class	4,586,132.381	44,051,392	50,493,318	35	50,493,353	18,492,054	1.144261	12.510625
TA Janus Balanced Service Class	5,555,837.879	73,649,652	84,726,528	(116)	84,726,412	16,864,853	1.364094	14.268365
TA Janus Mid-Cap Growth Initial Class	436.051	11,015	14,084	2	14,086	4,743	1.619426	14.637584
TA Janus Mid-Cap Growth Service Class	159,721.217	4,483,594	4,956,149	16	4,956,165	1,074,011	1.848762	14.259368
TA Jennison Growth Initial Class	162,290.764	1,496,065	1,747,872	(4)	1,747,868	743,075	2.205407	20.467223
TA Jennison Growth Service Class	2,346,777.309	22,310,946	24,077,935	7	24,077,942	4,805,173	2.388702	19.929148
TA JPMorgan Core Bond Service Class	2,177,228.247	30,301,016	30,045,750	(5)	30,045,745	10,257,283	1.057863	10.595392
TA JPMorgan Enhanced Index Initial Class	33,314.047	537,789	722,249	—	722,249	204,079	2.115674	17.910468
TA JPMorgan Enhanced Index Service Class	300,114.097	5,550,293	6,488,467	(2)	6,488,465	610,054	2.039323	17.455874
TA JPMorgan Mid Cap Value Service Class	1,242,144.759	23,414,767	20,619,603	(18)	20,619,585	2,459,077	2.088132	16.655633
TA JPMorgan Tactical Allocation Service Class	5,398,443.926	78,627,261	85,781,274	14	85,781,288	20,667,991	1.196575	11.964839
TA Legg Mason Dynamic Allocation - Balanced Service Class	7,679,937.879	90,238,490	93,925,640	58	93,925,698	18,245,161	1.091108	11.895436
TA Legg Mason Dynamic Allocation - Growth Service Class	4,621,597.443	56,519,871	60,496,711	(127)	60,496,584	12,174,684	1.219493	12.503305
TA Madison Diversified Income Service Class	83,541.053	1,065,707	1,092,717	(1)	1,092,716	100,620	1.294268	12.194369
TA Managed Risk - Balanced ETF Service Class	37,975,178.191	434,660,327	470,512,458	90	470,512,548	114,723,659	1.125658	12.556351
TA Managed Risk - Conservative ETF Service Class	7,063,060.452	84,276,336	89,983,390	12	89,983,402	29,909,663	1.162095	12.248369
TA Managed Risk - Growth ETF Service Class	35,522,813.186	359,777,011	395,368,911	(40)	395,368,871	107,929,650	1.291239	13.515993
TA Market Participation Strategy Service Class	2,703,017.276	31,303,189	34,598,621	23	34,598,644	7,606,598	1.237739	13.011533
TA MFS International Equity Initial Class	11,495.591	95,901	113,921	(3)	113,918	67,784	1.559855	13.281371
TA MFS International Equity Service Class	2,386,283.685	20,086,915	23,218,540	(42)	23,218,498	6,976,614	1.357985	12.947634

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Morgan Stanley Capital Growth Initial Class	4,666.185	$74,508	$84,271	$(4)	$84,267	26,276	$2.754707	$3.859802
TA Morgan Stanley Capital Growth Service Class	349,170.691	5,156,497	6,155,879	(1)	6,155,878	648,014	2.494350	21.875560
TA Multi-Managed Balanced Initial Class	2,061.555	27,355	31,274	(10)	31,264	12,065	2.307285	2.689153
TA Multi-Managed Balanced Service Class	8,994,881.759	120,666,634	133,663,943	(25)	133,663,918	19,130,187	1.661817	14.563549
TA Multi-Manager Alternative Strategies Service Class	28,303.584	282,452	283,602	(1)	283,601	27,933	9.907066	10.462560
TA PIMCO Tactical - Balanced Service Class	2,991,883.776	34,744,850	37,398,547	8	37,398,555	10,673,517	1.117682	12.839609
TA PIMCO Tactical - Conservative Service Class	2,048,023.652	23,452,210	24,740,126	(1)	24,740,125	6,197,607	1.074587	12.436322
TA PIMCO Tactical - Growth Service Class	2,936,265.863	33,220,219	37,085,038	(7)	37,085,031	7,566,104	1.116766	13.237149
TA PIMCO Total Return Initial Class	30,150.638	347,460	348,541	4	348,545	209,554	1.394140	1.702346
TA PIMCO Total Return Service Class	6,692,183.890	77,066,135	76,692,427	124	76,692,551	30,035,880	1.081041	10.584377
TA PineBridge Inflation Opportunities Service Class	1,500,390.181	15,600,578	15,394,003	31	15,394,034	8,592,127	0.978728	10.265369
TA ProFunds UltraBear Service Class (OAM)	1,042,991.620	763,771	479,776	(39)	479,737	11,919,880	0.038914	6.881646
TA QS Investors Active Asset Allocation - Conservative Service Class	2,319,165.464	24,595,721	26,090,611	(47)	26,090,564	8,365,097	1.094192	11.698713
TA QS Investors Active Asset Allocation - Moderate Service Class	7,772,496.097	87,534,233	93,891,753	38	93,891,791	25,368,039	1.144725	12.092132
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	4,792,796.345	53,788,751	57,992,836	24	57,992,860	14,109,933	1.178917	12.634102
TA Small/Mid Cap Value Initial Class	153,783.531	2,935,526	3,307,884	6	3,307,890	295,652	2.033402	17.276808
TA Small/Mid Cap Value Service Class	608,587.534	12,345,883	12,762,081	32	12,762,113	3,407,142	2.242263	16.826681
TA T. Rowe Price Small Cap Initial Class	23,721.558	313,951	369,819	(3)	369,816	75,660	2.177300	18.922458
TA T. Rowe Price Small Cap Service Class	2,549,147.916	33,494,543	37,625,423	(39)	37,625,384	5,550,914	2.777781	18.434318
TA Torray Concentrated Growth Initial Class	73,530.408	1,254,430	1,603,698	2	1,603,700	225,789	2.018639	17.013197
TA Torray Concentrated Growth Service Class	139,142.824	2,569,850	3,107,059	15	3,107,074	762,171	2.015642	16.571112
TA TS&W International Equity Initial Class	53,045.847	629,957	765,452	7	765,459	296,543	1.571701	13.292263
TA TS&W International Equity Service Class	252,633.974	3,213,259	3,615,192	—	3,615,192	763,813	1.139215	12.944454
TA U.S. Equity Index Service Class	81,115.328	887,975	918,226	—	918,226	81,862	11.123126	11.293457
TA WMC US Growth Initial Class	102,929.251	2,504,411	3,010,681	29	3,010,710	1,688,314	1.713548	18.677090
TA WMC US Growth Service Class	771,453.547	18,644,558	22,079,001	31	22,079,032	4,828,655	1.745323	18.191755
Vanguard® Equity Index	23,528.659	795,670	968,675	—	968,675	54,305	17.672143	17.962798
Vanguard® International	23,647.181	490,717	646,514	1	646,515	42,242	15.157735	15.407065
Vanguard® Mid-Cap Index	—	—	—	—	—	—	16.810501	17.087033
Vanguard® REIT Index	—	—	—	—	—	—	12.891679	13.103702
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.318348	10.488135
Vanguard® Total Bond Market Index	30,339.566	372,901	359,524	—	359,524	34,255	10.398133	10.569253
Voya Global Perspectives Class S Shares	—	—	—	—	—	—	10.716410	11.195795
Voya Large Cap Value Class S Shares	—	—	—	—	—	—	11.020741	11.631096
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	10.636208	10.879935
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	11.005874	11.258092
Wanger International	—	—	—	—	—	—	13.402562	13.623048
Wanger USA	—	—	—	—	—	—	16.804172	17.080588

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of December 31, 2015:	$4,557,024	$14,390,342	$468,281	$32,340,462	$12,577,030

Investment Income:
Reinvested Dividends	81,888	133,548	—	669,159	258,123
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,549	227,585	6,107	628,639	255,654

Net Investment Income (Loss)	8,339	(94,037)	(6,107)	40,520	2,469
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	303,137	991,682	53,540	837,432	52,258
Realized Gain (Loss) on Investments	(183,882)	291,931	13,718	147,690	(35,300)

Net Realized Capital Gains (Losses) on Investments	119,255	1,283,613	67,258	985,122	16,958
Net Change in Unrealized Appreciation (Depreciation)	(9,006)	316,227	(56,566)	1,595,206	46,242

Net Gain (Loss) on Investment	110,249	1,599,840	10,692	2,580,328	63,200
Net Increase (Decrease) in Net Assets Resulting from Operations	118,588	1,505,803	4,585	2,620,848	65,669

Increase (Decrease) in Net Assets from Contract Transactions	(459,683)	1,949,908	(25,667)	10,784,512	3,102,069

Total Increase (Decrease) in Net Assets	(341,095)	3,455,711	(21,082)	13,405,360	3,167,738

Net Assets as of December 31, 2016:	$4,215,929	$17,846,053	$447,199	$45,745,822	$15,744,768

Investment Income:
Reinvested Dividends	77,350	317,653	—	797,327	314,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,166	329,234	6,488	886,048	270,600

Net Investment Income (Loss)	6,184	(11,581)	(6,488)	(88,721)	44,172
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,204	2,200,489	27,942	2,395,643	238,825
Realized Gain (Loss) on Investments	(78,884)	1,013,514	65,393	1,063,687	(53,792)

Net Realized Capital Gains (Losses) on Investments	(43,680)	3,214,003	93,335	3,459,330	185,033
Net Change in Unrealized Appreciation (Depreciation)	593,114	436,009	38,629	3,426,613	78,466

Net Gain (Loss) on Investment	549,434	3,650,012	131,964	6,885,943	263,499
Net Increase (Decrease) in Net Assets Resulting from Operations	555,618	3,638,431	125,476	6,797,222	307,671

Increase (Decrease) in Net Assets from Contract Transactions	(58,868)	3,843,365	(127,220)	1,679,686	434,088

Total Increase (Decrease) in Net Assets	496,750	7,481,796	(1,744)	8,476,908	741,759

Net Assets as of December 31, 2017:	$4,712,679	$25,327,849	$445,455	$54,222,730	$16,486,527

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of December 31, 2015:	$25,212,890	$19,534,129	$10,292,784	$20,942,222	$—

Investment Income:
Reinvested Dividends	220,171	326,232	156,445	246,099	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	473,983	373,392	190,824	313,685	90

Net Investment Income (Loss)	(253,812)	(47,160)	(34,379)	(67,586)	(90)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,322,031	2,233,564	902,376	520,107	—
Realized Gain (Loss) on Investments	(1,450,959)	(738,417)	(490,412)	90,994	1,249

Net Realized Capital Gains (Losses) on Investments	871,072	1,495,147	411,964	611,101	1,249
Net Change in Unrealized Appreciation (Depreciation)	1,070,821	300,772	(274,575)	626,934	—

Net Gain (Loss) on Investment	1,941,893	1,795,919	137,389	1,238,035	1,249
Net Increase (Decrease) in Net Assets Resulting from Operations	1,688,081	1,748,759	103,010	1,170,449	1,159

Increase (Decrease) in Net Assets from Contract Transactions	3,873,899	2,737,824	1,080,055	(981,289)	(1,159)

Total Increase (Decrease) in Net Assets	5,561,980	4,486,583	1,183,065	189,160	—

Net Assets as of December 31, 2016:	$30,774,870	$24,020,712	$11,475,849	$21,131,382	$—

Investment Income:
Reinvested Dividends	203,557	412,661	200,993	299,000	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	703,586	517,786	273,666	331,368	—

Net Investment Income (Loss)	(500,029)	(105,125)	(72,673)	(32,368)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,776,190	1,847,262	178,985	597,072	—
Realized Gain (Loss) on Investments	(16,298)	(128,952)	(41,276)	327,841	—

Net Realized Capital Gains (Losses) on Investments	3,759,892	1,718,310	137,709	924,913	—
Net Change in Unrealized Appreciation (Depreciation)	5,502,253	3,573,385	3,745,343	2,222,661	—

Net Gain (Loss) on Investment	9,262,145	5,291,695	3,883,052	3,147,574	—
Net Increase (Decrease) in Net Assets Resulting from Operations	8,762,116	5,186,570	3,810,379	3,115,206	—

Increase (Decrease) in Net Assets from Contract Transactions	4,249,734	2,499,950	2,133,188	245,571	—

Total Increase (Decrease) in Net Assets	13,011,850	7,686,520	5,943,567	3,360,777	—

Net Assets as of December 31, 2017:	$43,786,720	$31,707,232	$17,419,416	$24,492,159	$—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of December 31, 2015:	$30,642,355	$881,845	$832,825	$1,880	$—

Investment Income:
Reinvested Dividends	206,444	17,024	—	1	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	455,980	11,749	11,179	24	—

Net Investment Income (Loss)	(249,536)	5,275	(11,179)	(23)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,327,767	57,662	77,139	35	—
Realized Gain (Loss) on Investments	(875,065)	1,009	16,889	37	—

Net Realized Capital Gains (Losses) on Investments	1,452,702	58,671	94,028	72	—
Net Change in Unrealized Appreciation (Depreciation)	540,382	60,189	(91,012)	(72)	—

Net Gain (Loss) on Investment	1,993,084	118,860	3,016	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,743,548	124,135	(8,163)	(23)	—

Increase (Decrease) in Net Assets from Contract Transactions	2,114,979	(156,539)	(39,507)	(65)	—

Total Increase (Decrease) in Net Assets	3,858,527	(32,404)	(47,670)	(88)	—

Net Assets as of December 31, 2016:	$34,500,882	$849,441	$785,155	$1,792	$—

Investment Income:
Reinvested Dividends	323,913	11,452	747	2	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	599,538	11,510	13,117	28	—

Net Investment Income (Loss)	(275,625)	(58)	(12,370)	(26)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,141,962	17,492	65,130	259	—
Realized Gain (Loss) on Investments	474,170	24,506	21,289	40	—

Net Realized Capital Gains (Losses) on Investments	2,616,132	41,998	86,419	299	—
Net Change in Unrealized Appreciation (Depreciation)	4,877,510	41,493	180,747	287	—

Net Gain (Loss) on Investment	7,493,642	83,491	267,166	586	—
Net Increase (Decrease) in Net Assets Resulting from Operations	7,218,017	83,433	254,796	560	—

Increase (Decrease) in Net Assets from Contract Transactions	3,239,224	(171,094)	(36,872)	(63)	—

Total Increase (Decrease) in Net Assets	10,457,241	(87,661)	217,924	497	—

Net Assets as of December 31, 2017:	$44,958,123	$761,780	$1,003,079	$2,289	$—

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount
Net Assets as of December 31, 2015:	$24,624,604	$20,931	$9,569,134	$3,663,185	$3,637,520

Investment Income:
Reinvested Dividends	83,431	245	93,150	133,347	172,814
Investment Expense:
Mortality and Expense Risk and Administrative Charges	371,541	136	143,369	57,525	51,432

Net Investment Income (Loss)	(288,110)	109	(50,219)	75,822	121,382
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,455,258	—	—	117,360	—
Realized Gain (Loss) on Investments	(1,149,146)	9	(152,488)	(46,728)	(3,644)

Net Realized Capital Gains (Losses) on Investments	306,112	9	(152,488)	70,632	(3,644)
Net Change in Unrealized Appreciation (Depreciation)	2,238,074	1,748	757,052	234,165	287,830

Net Gain (Loss) on Investment	2,544,186	1,757	604,564	304,797	284,186
Net Increase (Decrease) in Net Assets Resulting from Operations	2,256,076	1,866	554,345	380,619	405,568

Increase (Decrease) in Net Assets from Contract Transactions	1,099,536	(4)	700,473	(349,545)	(565,520)

Total Increase (Decrease) in Net Assets	3,355,612	1,862	1,254,818	31,074	(159,952)

Net Assets as of December 31, 2016:	$27,980,216	$22,793	$10,823,952	$3,694,259	$3,477,568

Investment Income:
Reinvested Dividends	161,732	376	148,284	91,039	145,905
Investment Expense:
Mortality and Expense Risk and Administrative Charges	488,302	161	184,178	57,928	50,188

Net Investment Income (Loss)	(326,570)	215	(35,894)	33,111	95,717
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,416,297	5,824	2,749,644	146,001	—
Realized Gain (Loss) on Investments	(70,738)	5	(50,199)	(2,626)	33,707

Net Realized Capital Gains (Losses) on Investments	1,345,559	5,829	2,699,445	143,375	33,707
Net Change in Unrealized Appreciation (Depreciation)	4,557,615	(1,807)	(775,254)	169,229	138,534

Net Gain (Loss) on Investment	5,903,174	4,022	1,924,191	312,604	172,241
Net Increase (Decrease) in Net Assets Resulting from Operations	5,576,604	4,237	1,888,297	345,715	267,958

Increase (Decrease) in Net Assets from Contract Transactions	2,823,094	(5)	124,336	(655,029)	(427,348)

Total Increase (Decrease) in Net Assets	8,399,698	4,232	2,012,633	(309,314)	(159,390)

Net Assets as of December 31, 2017:	$36,379,914	$27,025	$12,836,585	$3,384,945	$3,318,178

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount
Net Assets as of December 31, 2015:	$795,342	$1,727,313	$184,547	$275,800	$406,816

Investment Income:
Reinvested Dividends	14,463	32,806	—	2,019	3,699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,323	23,966	2,643	3,903	5,838

Net Investment Income (Loss)	3,140	8,840	(2,643)	(1,884)	(2,139)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,581	29,383	16,626	21,640	—
Realized Gain (Loss) on Investments	26,319	(5,345)	1,282	5,632	4,630

Net Realized Capital Gains (Losses) on Investments	85,900	24,038	17,908	27,272	4,630
Net Change in Unrealized Appreciation (Depreciation)	12,513	57,724	(14,371)	3,390	(2,078)

Net Gain (Loss) on Investment	98,413	81,762	3,537	30,662	2,552
Net Increase (Decrease) in Net Assets Resulting from Operations	101,553	90,602	894	28,778	413

Increase (Decrease) in Net Assets from Contract Transactions	(121,268)	(134,832)	(1,456)	(13,685)	(11,668)

Total Increase (Decrease) in Net Assets	(19,715)	(44,230)	(562)	15,093	(11,255)

Net Assets as of December 31, 2016:	$775,627	$1,683,083	$183,985	$290,893	$395,561

Investment Income:
Reinvested Dividends	16,688	45,383	—	1,734	2,908
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,378	25,252	2,943	4,492	6,482

Net Investment Income (Loss)	5,310	20,131	(2,943)	(2,758)	(3,574)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,264	—	15,351	20,163	—
Realized Gain (Loss) on Investments	28,162	19,719	12,154	4,628	43,068

Net Realized Capital Gains (Losses) on Investments	58,426	19,719	27,505	24,791	43,068
Net Change in Unrealized Appreciation (Depreciation)	(15,387)	203,269	19,701	50,764	54,025

Net Gain (Loss) on Investment	43,039	222,988	47,206	75,555	97,093
Net Increase (Decrease) in Net Assets Resulting from Operations	48,349	243,119	44,263	72,797	93,519

Increase (Decrease) in Net Assets from Contract Transactions	(118,058)	(195,340)	(27,517)	(7,136)	(99,306)

Total Increase (Decrease) in Net Assets	(69,709)	47,779	16,746	65,661	(5,787)

Net Assets as of December 31, 2017:	$705,918	$1,730,862	$200,731	$356,554	$389,774

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Janus Henderson - Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount
Net Assets as of December 31, 2015:	$2,083	$624,029	$142,851	$6,877	$66,448

Investment Income:
Reinvested Dividends	19	15,180	1,288	36	656
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29	8,121	1,912	95	865

Net Investment Income (Loss)	(10)	7,059	(624)	(59)	(209)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	289	—	7,708	564	2,328
Realized Gain (Loss) on Investments	8	(3,880)	1,086	118	694

Net Realized Capital Gains (Losses) on Investments	297	(3,880)	8,794	682	3,022
Net Change in Unrealized Appreciation (Depreciation)	56	2,863	10,746	645	3,444

Net Gain (Loss) on Investment	353	(1,017)	19,540	1,327	6,466
Net Increase (Decrease) in Net Assets Resulting from Operations	343	6,042	18,916	1,268	6,257

Increase (Decrease) in Net Assets from Contract Transactions	(70)	(105,045)	(2)	(138)	(897)

Total Increase (Decrease) in Net Assets	273	(99,003)	18,914	1,130	5,360

Net Assets as of December 31, 2016:	$2,356	$525,026	$161,765	$8,007	$71,808

Investment Income:
Reinvested Dividends	15	13,198	1,351	27	689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	7,201	2,177	115	1,021

Net Investment Income (Loss)	(18)	5,997	(826)	(88)	(332)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	90	—	7,532	59	775
Realized Gain (Loss) on Investments	15	(3,605)	1,314	155	956

Net Realized Capital Gains (Losses) on Investments	105	(3,605)	8,846	214	1,731
Net Change in Unrealized Appreciation (Depreciation)	189	8,416	11,915	967	13,415

Net Gain (Loss) on Investment	294	4,811	20,761	1,181	15,146
Net Increase (Decrease) in Net Assets Resulting from Operations	276	10,808	19,935	1,093	14,814

Increase (Decrease) in Net Assets from Contract Transactions	(83)	(55,727)	(1)	(150)	(961)

Total Increase (Decrease) in Net Assets	193	(44,919)	19,934	943	13,853

Net Assets as of December 31, 2017:	$2,549	$480,107	$181,699	$8,950	$85,661

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA AB Dynamic Allocation Initial Class Subaccount	TA AB Dynamic Allocation Service Class Subaccount
Net Assets as of December 31, 2015:	$1,819,446	$1,794,787	$1,849,112	$65,845	$21,064,949

Investment Income:
Reinvested Dividends	—	48,747	36,883	978	265,263
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,230	25,080	33,014	904	304,121

Net Investment Income (Loss)	(24,230)	23,667	3,869	74	(38,858)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,224	60,179	42,758	—	—
Realized Gain (Loss) on Investments	(15,935)	24,690	17,022	935	256,565

Net Realized Capital Gains (Losses) on Investments	62,289	84,869	59,780	935	256,565
Net Change in Unrealized Appreciation (Depreciation)	78,147	20,500	28,944	(542)	(132,762)

Net Gain (Loss) on Investment	140,436	105,369	88,724	393	123,803
Net Increase (Decrease) in Net Assets Resulting from Operations	116,206	129,036	92,593	467	84,945

Increase (Decrease) in Net Assets from Contract Transactions	(236,623)	(99,585)	372,214	(7,428)	1,139,388

Total Increase (Decrease) in Net Assets	(120,417)	29,451	464,807	(6,961)	1,224,333

Net Assets as of December 31, 2016:	$1,699,029	$1,824,238	$2,313,919	$58,884	$22,289,282

Investment Income:
Reinvested Dividends	—	38,475	61,757	1,094	317,977
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,126	23,752	46,626	854	307,053

Net Investment Income (Loss)	(26,126)	14,723	15,131	240	10,924
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,896	49,388	95,414	—	—
Realized Gain (Loss) on Investments	53,735	174,209	49,261	201	422,161

Net Realized Capital Gains (Losses) on Investments	91,631	223,597	144,675	201	422,161
Net Change in Unrealized Appreciation (Depreciation)	333,083	(66,086)	194,806	4,407	1,230,167

Net Gain (Loss) on Investment	424,714	157,511	339,481	4,608	1,652,328
Net Increase (Decrease) in Net Assets Resulting from Operations	398,588	172,234	354,612	4,848	1,663,252

Increase (Decrease) in Net Assets from Contract Transactions	(344,090)	(718,711)	968,954	138	(1,799,194)

Total Increase (Decrease) in Net Assets	54,498	(546,477)	1,323,566	4,986	(135,942)

Net Assets as of December 31, 2017:	$1,753,527	$1,277,761	$3,637,485	$63,870	$22,153,340

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Aegon Government Money Market Initial Class Subaccount	TA Aegon Government Money Market Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount
Net Assets as of December 31, 2015:	$143,537	$47,562,444	$120,077	$5,904,739	$307,218

Investment Income:
Reinvested Dividends	9	2,299	6,073	333,989	2,845
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,162	605,563	1,209	83,077	4,486

Net Investment Income (Loss)	(2,153)	(603,264)	4,864	250,912	(1,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	(1,072)	(173,616)	(5,344)

Net Realized Capital Gains (Losses) on Investments	—	—	(1,072)	(173,616)	(5,344)
Net Change in Unrealized Appreciation (Depreciation)	—	—	9,136	626,208	(629)

Net Gain (Loss) on Investment	—	—	8,064	452,592	(5,973)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,153)	(603,264)	12,928	703,504	(7,614)

Increase (Decrease) in Net Assets from Contract Transactions	(63,135)	(10,551,001)	(34,488)	32,892	(47,625)

Total Increase (Decrease) in Net Assets	(65,288)	(11,154,265)	(21,560)	736,396	(55,239)

Net Assets as of December 31, 2016:	$78,249	$36,408,179	$98,517	$6,641,135	$251,979

Investment Income:
Reinvested Dividends	6	1,371	7,647	403,126	10,605
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,553	362,487	1,460	99,752	3,675

Net Investment Income (Loss)	(1,547)	(361,116)	6,187	303,374	6,930
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	22,179
Realized Gain (Loss) on Investments	—	—	2,514	(7,233)	(840)

Net Realized Capital Gains (Losses) on Investments	—	—	2,514	(7,233)	21,339
Net Change in Unrealized Appreciation (Depreciation)	—	—	(2,102)	93,128	(25,408)

Net Gain (Loss) on Investment	—	—	412	85,895	(4,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,547)	(361,116)	6,599	389,269	2,861

Increase (Decrease) in Net Assets from Contract Transactions	89,073	(13,537,672)	25,639	231,320	30,014

Total Increase (Decrease) in Net Assets	87,526	(13,898,788)	32,238	620,589	32,875

Net Assets as of December 31, 2017:	$165,775	$22,509,391	$130,755	$7,261,724	$284,854

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount	TA Asset Allocation - Growth Initial Class Subaccount
Net Assets as of December 31, 2015:	$70,779,519	$9,319,240	$15,547	$64,424,762	$141,457

Investment Income:
Reinvested Dividends	360,017	106,786	321	1,109,879	1,190
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,190,019	234,222	219	845,039	1,307

Net Investment Income (Loss)	(830,002)	(127,436)	102	264,840	(117)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	350	1,386,297	—
Realized Gain (Loss) on Investments	500,995	43,016	(8)	(778,203)	12,019

Net Realized Capital Gains (Losses) on Investments	500,995	43,016	342	608,094	12,019
Net Change in Unrealized Appreciation (Depreciation)	(443,504)	1,094,835	50	880,028	(7,958)

Net Gain (Loss) on Investment	57,491	1,137,851	392	1,488,122	4,061
Net Increase (Decrease) in Net Assets Resulting from Operations	(772,511)	1,010,415	494	1,752,962	3,944

Increase (Decrease) in Net Assets from Contract Transactions	2,390,570	16,459,541	1	(5,612,322)	(90,035)

Total Increase (Decrease) in Net Assets	1,618,059	17,469,956	495	(3,859,360)	(86,091)

Net Assets as of December 31, 2016:	$72,397,578	$26,789,196	$16,042	$60,565,402	$55,366

Investment Income:
Reinvested Dividends	1,256,594	270,264	361	1,245,839	497
Investment Expense:
Mortality and Expense Risk and Administrative Charges	665,561	570,973	236	869,983	625

Net Investment Income (Loss)	591,033	(300,709)	125	375,856	(128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,015,503	38,019	271	1,060,002	751
Realized Gain (Loss) on Investments	(2,347,575)	350,741	2	(37,823)	6,501

Net Realized Capital Gains (Losses) on Investments	667,928	388,760	273	1,022,179	7,252
Net Change in Unrealized Appreciation (Depreciation)	(647,785)	4,796,529	1,408	5,393,251	2,509

Net Gain (Loss) on Investment	20,143	5,185,289	1,681	6,415,430	9,761
Net Increase (Decrease) in Net Assets Resulting from Operations	611,176	4,884,580	1,806	6,791,286	9,633

Increase (Decrease) in Net Assets from Contract Transactions	(44,148,970)	19,110,830	—	194,199	(27,519)

Total Increase (Decrease) in Net Assets	(43,537,794)	23,995,410	1,806	6,985,485	(17,886)

Net Assets as of December 31, 2017:	$28,859,784	$50,784,606	$17,848	$67,550,887	$37,480

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount	TA Asset Allocation - Moderate Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$6,787,813	$807,013	$279,599,191	$261,989	$153,403,905

Investment Income:
Reinvested Dividends	133,450	19,510	5,408,591	7,619	2,768,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	94,824	11,632	3,789,249	4,686	2,204,955

Net Investment Income (Loss)	38,626	7,878	1,619,342	2,933	563,078
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	22,232	7,018,580	20,492	8,580,519
Realized Gain (Loss) on Investments	86,077	1,311	752,718	14	1,729,850

Net Realized Capital Gains (Losses) on Investments	86,077	23,543	7,771,298	20,506	10,310,369
Net Change in Unrealized Appreciation (Depreciation)	101,098	1,356	989,617	3,429	(3,625,948)

Net Gain (Loss) on Investment	187,175	24,899	8,760,915	23,935	6,684,421
Net Increase (Decrease) in Net Assets Resulting from Operations	225,801	32,777	10,380,257	26,868	7,247,499

Increase (Decrease) in Net Assets from Contract Transactions	531,533	63,889	(8,210,994)	98,322	1,705,525

Total Increase (Decrease) in Net Assets	757,334	96,666	2,169,263	125,190	8,953,024

Net Assets as of December 31, 2016:	$7,545,147	$903,679	$281,768,454	$387,179	$162,356,929

Investment Income:
Reinvested Dividends	91,470	17,397	4,785,120	7,157	2,750,336
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111,225	12,333	3,987,503	5,418	2,565,430

Net Investment Income (Loss)	(19,755)	5,064	797,617	1,739	184,906
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	163,315	20,709	6,527,746	13,879	6,136,986
Realized Gain (Loss) on Investments	461,550	43,269	3,417,396	516	3,300,772

Net Realized Capital Gains (Losses) on Investments	624,865	63,978	9,945,142	14,395	9,437,758
Net Change in Unrealized Appreciation (Depreciation)	988,914	54,399	28,700,158	53,598	19,852,505

Net Gain (Loss) on Investment	1,613,779	118,377	38,645,300	67,993	29,290,263
Net Increase (Decrease) in Net Assets Resulting from Operations	1,594,024	123,441	39,442,917	69,732	29,475,169

Increase (Decrease) in Net Assets from Contract Transactions	(686,903)	(302,823)	(20,559,709)	(9,350)	8,924,250

Total Increase (Decrease) in Net Assets	907,121	(179,382)	18,883,208	60,382	38,399,419

Net Assets as of December 31, 2017:	$8,452,268	$724,297	$300,651,662	$447,561	$200,756,348

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Equity Smart Beta 100 Service Class Subaccount(1)	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount
Net Assets as of December 31, 2015:	$3,270,068	$12,481,040	$—	$56,381,328	$3,294,098

Investment Income:
Reinvested Dividends	61,862	327,465	—	224,629	123,821
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,951	219,242	2,810	817,031	83,706

Net Investment Income (Loss)	20,911	108,223	(2,810)	(592,402)	40,115
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	347,991	412,737
Realized Gain (Loss) on Investments	228,128	249,583	(248)	(606,240)	(94,426)

Net Realized Capital Gains (Losses) on Investments	228,128	249,583	(248)	(258,249)	318,311
Net Change in Unrealized Appreciation (Depreciation)	126,672	1,509,558	16,689	2,756,356	(355,670)

Net Gain (Loss) on Investment	354,800	1,759,141	16,441	2,498,107	(37,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	375,711	1,867,364	13,631	1,905,705	2,756

Increase (Decrease) in Net Assets from Contract Transactions	(613,102)	5,214,936	1,112,817	3,768,486	3,906,565

Total Increase (Decrease) in Net Assets	(237,391)	7,082,300	1,126,448	5,674,191	3,909,321

Net Assets as of December 31, 2016:	$3,032,677	$19,563,340	$1,126,448	$62,055,519	$7,203,419

Investment Income:
Reinvested Dividends	74,345	481,021	77,062	756,436	53,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,843	320,032	117,626	953,346	107,258

Net Investment Income (Loss)	29,502	160,989	(40,564)	(196,910)	(53,563)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	14,252	—	—
Realized Gain (Loss) on Investments	136,929	615,895	38,872	651,306	(66,817)

Net Realized Capital Gains (Losses) on Investments	136,929	615,895	53,124	651,306	(66,817)
Net Change in Unrealized Appreciation (Depreciation)	310,896	2,166,185	2,549,617	7,180,153	950,474

Net Gain (Loss) on Investment	447,825	2,782,080	2,602,741	7,831,459	883,657
Net Increase (Decrease) in Net Assets Resulting from Operations	477,327	2,943,069	2,562,177	7,634,549	830,094

Increase (Decrease) in Net Assets from Contract Transactions	230,601	993,019	17,358,943	2,820,904	1,392,472

Total Increase (Decrease) in Net Assets	707,928	3,936,088	19,921,120	10,455,453	2,222,566

Net Assets as of December 31, 2017:	$3,740,605	$23,499,428	$21,047,568	$72,510,972	$9,425,985

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount	TA BlackRock Smart Beta 50 Service Class Subaccount(1)	TA BlackRock Smart Beta 75 Service Class Subaccount(1)	TA BlackRock Tactical Allocation Service Class Subaccount	TA Clarion Global Real Estate Securities Initial Class Subaccount
Net Assets as of December 31, 2015:	$4,545,309	$—	$—	$94,383,584	$23,333

Investment Income:
Reinvested Dividends	140,635	—	—	2,269,074	418
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,493	10,512	6,230	1,371,126	328

Net Investment Income (Loss)	59,142	(10,512)	(6,230)	897,948	90
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	394,030	—	—	3,301,868	—
Realized Gain (Loss) on Investments	(152,193)	(927)	31	112,430	(267)

Net Realized Capital Gains (Losses) on Investments	241,837	(927)	31	3,414,298	(267)
Net Change in Unrealized Appreciation (Depreciation)	(341,501)	(13,804)	5,799	(964,853)	(19)

Net Gain (Loss) on Investment	(99,664)	(14,731)	5,830	2,449,445	(286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,522)	(25,243)	(400)	3,347,393	(196)

Increase (Decrease) in Net Assets from Contract Transactions	2,810,895	3,542,049	834,226	2,826,438	(1,100)

Total Increase (Decrease) in Net Assets	2,770,373	3,516,806	833,826	6,173,831	(1,296)

Net Assets as of December 31, 2016:	$7,315,682	$3,516,806	$833,826	$100,557,415	$22,037

Investment Income:
Reinvested Dividends	58,176	51,196	39,489	1,568,848	840
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112,793	77,753	67,555	1,473,751	316

Net Investment Income (Loss)	(54,617)	(26,557)	(28,066)	95,097	524
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	10,592	11,248	1,773,829	—
Realized Gain (Loss) on Investments	(107,300)	37,359	19,353	539,031	(223)

Net Realized Capital Gains (Losses) on Investments	(107,300)	47,951	30,601	2,312,860	(223)
Net Change in Unrealized Appreciation (Depreciation)	1,438,050	680,689	1,018,530	7,773,803	1,825

Net Gain (Loss) on Investment	1,330,750	728,640	1,049,131	10,086,663	1,602
Net Increase (Decrease) in Net Assets Resulting from Operations	1,276,133	702,083	1,021,065	10,181,760	2,126

Increase (Decrease) in Net Assets from Contract Transactions	1,314,569	3,918,593	10,833,144	(2,735,240)	(1,444)

Total Increase (Decrease) in Net Assets	2,590,702	4,620,676	11,854,209	7,446,520	682

Net Assets as of December 31, 2017:	$9,906,384	$8,137,482	$12,688,035	$108,003,935	$22,719

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Equity Index Service Class Subaccount(1)	TA International Moderate Growth Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount
Net Assets as of December 31, 2015:	$5,829,195	$—	$43,094,351	$50,716,781	$33,445

Investment Income:
Reinvested Dividends	83,047	—	800,130	631,535	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	88,308	—	610,021	817,992	573

Net Investment Income (Loss)	(5,261)	—	190,109	(186,457)	(573)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	524,526	3,921
Realized Gain (Loss) on Investments	(64)	—	(67,381)	621,735	20

Net Realized Capital Gains (Losses) on Investments	(64)	—	(67,381)	1,146,261	3,941
Net Change in Unrealized Appreciation (Depreciation)	(104,434)	—	(267,183)	836,656	(4,655)

Net Gain (Loss) on Investment	(104,498)	—	(334,564)	1,982,917	(714)
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,759)	—	(144,455)	1,796,460	(1,287)

Increase (Decrease) in Net Assets from Contract Transactions	2,018	—	(1,450,692)	14,170,752	15,722

Total Increase (Decrease) in Net Assets	(107,741)	—	(1,595,147)	15,967,212	14,435

Net Assets as of December 31, 2016:	$5,721,454	$—	$41,499,204	$66,683,993	$47,880

Investment Income:
Reinvested Dividends	193,237	—	728,183	1,021,952	14
Investment Expense:
Mortality and Expense Risk and Administrative Charges	89,254	3,409	637,754	1,081,713	315

Net Investment Income (Loss)	103,983	(3,409)	90,429	(59,761)	(301)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	362,409	85
Realized Gain (Loss) on Investments	64,727	5,082	487,497	1,075,400	(592)

Net Realized Capital Gains (Losses) on Investments	64,727	5,082	487,497	1,437,809	(507)
Net Change in Unrealized Appreciation (Depreciation)	363,632	22,912	7,485,342	9,353,823	8,049

Net Gain (Loss) on Investment	428,359	27,994	7,972,839	10,791,632	7,542
Net Increase (Decrease) in Net Assets Resulting from Operations	532,342	24,585	8,063,268	10,731,871	7,241

Increase (Decrease) in Net Assets from Contract Transactions	(165,318)	360,428	930,881	7,310,548	(41,035)

Total Increase (Decrease) in Net Assets	367,024	385,013	8,994,149	18,042,419	(33,794)

Net Assets as of December 31, 2017:	$6,088,478	$385,013	$50,493,353	$84,726,412	$14,086

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of December 31, 2015:	$3,821,907	$2,001,597	$18,662,985	$20,112,573	$634,049

Investment Income:
Reinvested Dividends	—	—	—	472,747	2,424
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,185	22,059	242,561	356,405	7,906

Net Investment Income (Loss)	(50,185)	(22,059)	(242,561)	116,342	(5,482)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	333,048	257,979	2,645,528	—	13,251
Realized Gain (Loss) on Investments	(282,403)	124,710	238,186	58,434	29,316

Net Realized Capital Gains (Losses) on Investments	50,645	382,689	2,883,714	58,434	42,567
Net Change in Unrealized Appreciation (Depreciation)	(149,818)	(447,554)	(3,346,286)	(225,767)	23,374

Net Gain (Loss) on Investment	(99,173)	(64,865)	(462,572)	(167,333)	65,941
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,358)	(86,924)	(705,133)	(50,991)	60,459

Increase (Decrease) in Net Assets from Contract Transactions	(110,398)	(492,403)	(1,802,023)	7,609,613	(83,649)

Total Increase (Decrease) in Net Assets	(259,756)	(579,327)	(2,507,156)	7,558,622	(23,190)

Net Assets as of December 31, 2016:	$3,562,151	$1,422,270	$16,155,829	$27,671,195	$610,859

Investment Income:
Reinvested Dividends	—	102	—	752,250	3,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,488	21,946	323,077	411,435	8,499

Net Investment Income (Loss)	(64,488)	(21,844)	(323,077)	340,815	(4,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,919	161,451	2,337,842	—	13,601
Realized Gain (Loss) on Investments	(74,578)	57,795	395,477	(8,348)	13,904

Net Realized Capital Gains (Losses) on Investments	(43,659)	219,246	2,733,319	(8,348)	27,505
Net Change in Unrealized Appreciation (Depreciation)	1,135,700	273,067	3,858,022	214,915	97,412

Net Gain (Loss) on Investment	1,092,041	492,313	6,591,341	206,567	124,917
Net Increase (Decrease) in Net Assets Resulting from Operations	1,027,553	470,469	6,268,264	547,382	120,276

Increase (Decrease) in Net Assets from Contract Transactions	366,461	(144,871)	1,653,849	1,827,168	(8,886)

Total Increase (Decrease) in Net Assets	1,394,014	325,598	7,922,113	2,374,550	111,390

Net Assets as of December 31, 2017:	$4,956,165	$1,747,868	$24,077,942	$30,045,745	$722,249

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$1,978,768	$20,803,900	$70,466,542	$93,488,870	$66,569,685

Investment Income:
Reinvested Dividends	3,275	413,614	907,207	1,092,043	657,965
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,417	336,001	1,055,680	1,323,962	917,345

Net Investment Income (Loss)	(29,142)	77,613	(148,473)	(231,919)	(259,380)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,134	3,459,483	—	2,143,253	1,208,606
Realized Gain (Loss) on Investments	(61,974)	(11,832)	607,905	780,360	180,464

Net Realized Capital Gains (Losses) on Investments	(20,840)	3,447,651	607,905	2,923,613	1,389,070
Net Change in Unrealized Appreciation (Depreciation)	208,563	(1,084,278)	1,526,683	(4,675,958)	(2,634,950)

Net Gain (Loss) on Investment	187,723	2,363,373	2,134,588	(1,752,345)	(1,245,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,581	2,440,986	1,986,115	(1,984,264)	(1,505,260)

Increase (Decrease) in Net Assets from Contract Transactions	2,282,556	3,010,182	11,372,524	4,988,286	(2,400,133)

Total Increase (Decrease) in Net Assets	2,441,137	5,451,168	13,358,639	3,004,022	(3,905,393)

Net Assets as of December 31, 2016:	$4,419,905	$26,255,068	$83,825,181	$96,492,892	$62,664,292

Investment Income:
Reinvested Dividends	23,215	119,445	1,361,111	1,017,011	589,211
Investment Expense:
Mortality and Expense Risk and Administrative Charges	84,306	342,665	1,149,477	1,217,044	816,852

Net Investment Income (Loss)	(61,091)	(223,220)	211,634	(200,033)	(227,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	115,960	4,474,365	—	—	—
Realized Gain (Loss) on Investments	101,589	(207,207)	1,522,803	461,427	492,487

Net Realized Capital Gains (Losses) on Investments	217,549	4,267,158	1,522,803	461,427	492,487
Net Change in Unrealized Appreciation (Depreciation)	810,353	(1,674,708)	4,136,507	7,695,438	6,400,441

Net Gain (Loss) on Investment	1,027,902	2,592,450	5,659,310	8,156,865	6,892,928
Net Increase (Decrease) in Net Assets Resulting from Operations	966,811	2,369,230	5,870,944	7,956,832	6,665,287

Increase (Decrease) in Net Assets from Contract Transactions	1,101,749	(8,004,713)	(3,914,837)	(10,524,026)	(8,832,995)

Total Increase (Decrease) in Net Assets	2,068,560	(5,635,483)	1,956,107	(2,567,194)	(2,167,708)

Net Assets as of December 31, 2017:	$6,488,465	$20,619,585	$85,781,288	$93,925,698	$60,496,584

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Madison Diversified Income Service Class Subaccount(1)	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount
Net Assets as of December 31, 2015:	$—	$432,034,799	$86,100,597	$339,220,776	$31,264,212

Investment Income:
Reinvested Dividends	—	7,211,461	1,460,997	5,762,053	53,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	5,792,729	1,197,305	4,738,438	455,775

Net Investment Income (Loss)	—	1,418,732	263,692	1,023,615	(402,230)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	3,538,812	817,693	—	486,666
Realized Gain (Loss) on Investments	—	(879,475)	(288,710)	(6,911,530)	327,435

Net Realized Capital Gains (Losses) on Investments	—	2,659,337	528,983	(6,911,530)	814,101
Net Change in Unrealized Appreciation (Depreciation)	—	6,123,019	1,498,255	17,091,208	418,432

Net Gain (Loss) on Investment	—	8,782,356	2,027,238	10,179,678	1,232,533
Net Increase (Decrease) in Net Assets Resulting from Operations	—	10,201,088	2,290,930	11,203,293	830,303

Increase (Decrease) in Net Assets from Contract Transactions	—	(3,939,415)	(25,039)	3,928,398	2,045,765

Total Increase (Decrease) in Net Assets	—	6,261,673	2,265,891	15,131,691	2,876,068

Net Assets as of December 31, 2016:	$—	$438,296,472	$88,366,488	$354,352,467	$34,140,280

Investment Income:
Reinvested Dividends	1,644	7,630,584	1,642,084	6,091,994	106,037
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,526	6,049,692	1,176,171	5,085,387	466,172

Net Investment Income (Loss)	(1,882)	1,580,892	465,913	1,006,607	(360,135)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,340	—	—	—	—
Realized Gain (Loss) on Investments	1,574	2,259,292	230,893	(437,805)	392,466

Net Realized Capital Gains (Losses) on Investments	3,914	2,259,292	230,893	(437,805)	392,466
Net Change in Unrealized Appreciation (Depreciation)	27,010	47,416,434	7,497,433	57,715,356	2,985,640

Net Gain (Loss) on Investment	30,924	49,675,726	7,728,326	57,277,551	3,378,106
Net Increase (Decrease) in Net Assets Resulting from Operations	29,042	51,256,618	8,194,239	58,284,158	3,017,971

Increase (Decrease) in Net Assets from Contract Transactions	1,063,674	(19,040,542)	(6,577,325)	(17,267,754)	(2,559,607)

Total Increase (Decrease) in Net Assets	1,092,716	32,216,076	1,616,914	41,016,404	458,364

Net Assets as of December 31, 2017:	$1,092,716	$470,512,548	$89,983,402	$395,368,871	$34,598,644

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA MFS International Equity Initial Class Subaccount	TA MFS International Equity Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi- Managed Balanced Initial Class Subaccount
Net Assets as of December 31, 2015:	$72,782	$12,388,616	$81,045	$2,180,373	$50,184

Investment Income:
Reinvested Dividends	987	168,827	—	—	756
Investment Expense:
Mortality and Expense Risk and Administrative Charges	890	187,110	975	32,390	886

Net Investment Income (Loss)	97	(18,283)	(975)	(32,390)	(130)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	494	98,441	9,580	330,356	2,561
Realized Gain (Loss) on Investments	874	(224,369)	4,833	(67,197)	4,277

Net Realized Capital Gains (Losses) on Investments	1,368	(125,928)	14,413	263,159	6,838
Net Change in Unrealized Appreciation (Depreciation)	(2,376)	(74,650)	(17,533)	(359,825)	(2,860)

Net Gain (Loss) on Investment	(1,008)	(200,578)	(3,120)	(96,666)	3,978
Net Increase (Decrease) in Net Assets Resulting from Operations	(911)	(218,861)	(4,095)	(129,056)	3,848

Increase (Decrease) in Net Assets from Contract Transactions	(10,035)	1,175,645	(13,251)	1,658,408	(26,257)

Total Increase (Decrease) in Net Assets	(10,946)	956,784	(17,346)	1,529,352	(22,409)

Net Assets as of December 31, 2016:	$61,836	$13,345,400	$63,699	$3,709,725	$27,775

Investment Income:
Reinvested Dividends	1,482	238,445	—	—	253
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,223	266,011	1,099	71,751	410

Net Investment Income (Loss)	259	(27,566)	(1,099)	(71,751)	(157)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	5,052	354,404	331
Realized Gain (Loss) on Investments	2,101	162,248	1,376	65,403	34

Net Realized Capital Gains (Losses) on Investments	2,101	162,248	6,428	419,807	365
Net Change in Unrealized Appreciation (Depreciation)	15,483	3,579,176	21,482	1,290,965	3,282

Net Gain (Loss) on Investment	17,584	3,741,424	27,910	1,710,772	3,647
Net Increase (Decrease) in Net Assets Resulting from Operations	17,843	3,713,858	26,811	1,639,021	3,490

Increase (Decrease) in Net Assets from Contract Transactions	34,239	6,159,240	(6,243)	807,132	(1)

Total Increase (Decrease) in Net Assets	52,082	9,873,098	20,568	2,446,153	3,489

Net Assets as of December 31, 2017:	$113,918	$23,218,498	$84,267	$6,155,878	$31,264

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Multi- Managed Balanced Service Class Subaccount	TA Multi- Manager Alternative Strategies Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$13,596,331	$136,414	$32,381,298	$16,490,590	$28,486,728

Investment Income:
Reinvested Dividends	401,542	4,882	101,856	88,757	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	531,979	1,848	481,795	271,697	399,321

Net Investment Income (Loss)	(130,437)	3,034	(379,939)	(182,940)	(399,321)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,562,177	—	—	—	—
Realized Gain (Loss) on Investments	30,169	(380)	220,864	115,584	(6,331)

Net Realized Capital Gains (Losses) on Investments	1,592,346	(380)	220,864	115,584	(6,331)
Net Change in Unrealized Appreciation (Depreciation)	1,158,320	(869)	1,522,052	617,626	1,482,806

Net Gain (Loss) on Investment	2,750,666	(1,249)	1,742,916	733,210	1,476,475
Net Increase (Decrease) in Net Assets Resulting from Operations	2,620,229	1,785	1,362,977	550,270	1,077,154

Increase (Decrease) in Net Assets from Contract Transactions	67,189,083	73,860	3,774,489	7,053,964	973,395

Total Increase (Decrease) in Net Assets	69,809,312	75,645	5,137,466	7,604,234	2,050,549

Net Assets as of December 31, 2016:	$83,405,643	$212,059	$37,518,764	$24,094,824	$30,537,277

Investment Income:
Reinvested Dividends	954,882	3,377	109,788	307,424	141,449
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,583,130	2,884	505,079	323,075	464,653

Net Investment Income (Loss)	(628,248)	493	(395,291)	(15,651)	(323,204)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,439,384	—	1,799,761	750,889	1,113,053
Realized Gain (Loss) on Investments	939,730	(856)	549,708	196,314	208,047

Net Realized Capital Gains (Losses) on Investments	2,379,114	(856)	2,349,469	947,203	1,321,100
Net Change in Unrealized Appreciation (Depreciation)	11,940,109	8,975	1,762,609	1,109,051	3,299,578

Net Gain (Loss) on Investment	14,319,223	8,119	4,112,078	2,056,254	4,620,678
Net Increase (Decrease) in Net Assets Resulting from Operations	13,690,975	8,612	3,716,787	2,040,603	4,297,474

Increase (Decrease) in Net Assets from Contract Transactions	36,567,300	62,930	(3,836,996)	(1,395,302)	2,250,280

Total Increase (Decrease) in Net Assets	50,258,275	71,542	(120,209)	645,301	6,547,754

Net Assets as of December 31, 2017:	$133,663,918	$283,601	$37,398,555	$24,740,125	$37,085,031

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA PIMCO Total Return Initial Class Subaccount	TA PIMCO Total Return Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount
Net Assets as of December 31, 2015:	$292,408	$71,428,468	$14,060,193	$1,122,262

Investment Income:
Reinvested Dividends	11,550	1,645,596	86,131	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,909	1,048,236	207,241	21,978

Net Investment Income (Loss)	6,641	597,360	(121,110)	(21,978)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	383	60,752	—	—
Realized Gain (Loss) on Investments	(9,219)	(500,165)	(193,944)	(400,055)

Net Realized Capital Gains (Losses) on Investments	(8,836)	(439,413)	(193,944)	(400,055)
Net Change in Unrealized Appreciation (Depreciation)	2,041	498,413	633,805	(199,203)

Net Gain (Loss) on Investment	(6,795)	59,000	439,861	(599,258)
Net Increase (Decrease) in Net Assets Resulting from Operations	(154)	656,360	318,751	(621,236)

Increase (Decrease) in Net Assets from Contract Transactions	(12,519)	4,784,997	222,177	638,141

Total Increase (Decrease) in Net Assets	(12,673)	5,441,357	540,928	16,905

Net Assets as of December 31, 2016:	$279,735	$76,869,825	$14,601,121	$1,139,167

Investment Income:
Reinvested Dividends	—	—	33,249	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,548	1,088,861	216,637	9,710

Net Investment Income (Loss)	(4,548)	(1,088,861)	(183,388)	(9,710)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,561	770,699	—	—
Realized Gain (Loss) on Investments	(207)	(536,521)	(147,104)	(357,311)

Net Realized Capital Gains (Losses) on Investments	3,354	234,178	(147,104)	(357,311)
Net Change in Unrealized Appreciation (Depreciation)	11,461	3,272,310	585,342	91,619

Net Gain (Loss) on Investment	14,815	3,506,488	438,238	(265,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,267	2,417,627	254,850	(275,402)

Increase (Decrease) in Net Assets from Contract Transactions	58,543	(2,594,901)	538,063	(384,028)

Total Increase (Decrease) in Net Assets	68,810	(177,274)	792,913	(659,430)

Net Assets as of December 31, 2017:	$348,545	$76,692,551	$15,394,034	$479,737

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/ Mid Cap Value Initial Class Subaccount
Net Assets as of December 31, 2015:	$26,610,104	$95,406,942	$58,624,473	$3,066,345

Investment Income:
Reinvested Dividends	331,133	1,123,193	589,802	22,283
Investment Expense:
Mortality and Expense Risk and Administrative Charges	342,821	1,231,852	771,126	38,764

Net Investment Income (Loss)	(11,688)	(108,659)	(181,324)	(16,481)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	287,276
Realized Gain (Loss) on Investments	(229,674)	(507,757)	(1,083,059)	37,215

Net Realized Capital Gains (Losses) on Investments	(229,674)	(507,757)	(1,083,059)	324,491
Net Change in Unrealized Appreciation (Depreciation)	558,788	1,428,343	1,559,006	229,133

Net Gain (Loss) on Investment	329,114	920,586	475,947	553,624
Net Increase (Decrease) in Net Assets Resulting from Operations	317,426	811,927	294,623	537,143

Increase (Decrease) in Net Assets from Contract Transactions	(1,801,761)	(6,889,291)	(5,907,303)	(393,988)

Total Increase (Decrease) in Net Assets	(1,484,335)	(6,077,364)	(5,612,680)	143,155

Net Assets as of December 31, 2016:	$25,125,769	$89,329,578	$53,011,793	$3,209,500

Investment Income:
Reinvested Dividends	436,081	1,391,175	702,402	36,027
Investment Expense:
Mortality and Expense Risk and Administrative Charges	319,673	1,200,228	758,962	42,382

Net Investment Income (Loss)	116,408	190,947	(56,560)	(6,355)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	280,568
Realized Gain (Loss) on Investments	44,630	158,098	(298,124)	61,978

Net Realized Capital Gains (Losses) on Investments	44,630	158,098	(298,124)	342,546
Net Change in Unrealized Appreciation (Depreciation)	2,316,560	11,529,385	9,798,934	92,611

Net Gain (Loss) on Investment	2,361,190	11,687,483	9,500,810	435,157
Net Increase (Decrease) in Net Assets Resulting from Operations	2,477,598	11,878,430	9,444,250	428,802

Increase (Decrease) in Net Assets from Contract Transactions	(1,512,803)	(7,316,217)	(4,463,183)	(330,412)

Total Increase (Decrease) in Net Assets	964,795	4,562,213	4,981,067	98,390

Net Assets as of December 31, 2017:	$26,090,564	$93,891,791	$57,992,860	$3,307,890

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Small/ Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$8,150,627	$261,501	$24,844,869	$1,647,122	$2,541,038

Investment Income:
Reinvested Dividends	47,538	—	—	6,633	3,373
Investment Expense:
Mortality and Expense Risk and Administrative Charges	127,944	2,443	376,774	19,844	36,767

Net Investment Income (Loss)	(80,406)	(2,443)	(376,774)	(13,211)	(33,394)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	916,696	30,403	3,213,477	—	—
Realized Gain (Loss) on Investments	(132,052)	10,683	(47,350)	21,734	(62,187)

Net Realized Capital Gains (Losses) on Investments	784,644	41,086	3,166,127	21,734	(62,187)
Net Change in Unrealized Appreciation (Depreciation)	904,386	(14,696)	(711,060)	48,049	202,301

Net Gain (Loss) on Investment	1,689,030	26,390	2,455,067	69,783	140,114
Net Increase (Decrease) in Net Assets Resulting from Operations	1,608,624	23,947	2,078,293	56,572	106,720

Increase (Decrease) in Net Assets from Contract Transactions	582,452	(20,049)	2,832,618	(317,163)	(39,574)

Total Increase (Decrease) in Net Assets	2,191,076	3,898	4,910,911	(260,591)	67,146

Net Assets as of December 31, 2016:	$10,341,703	$265,399	$29,755,780	$1,386,531	$2,608,184

Investment Income:
Reinvested Dividends	111,492	—	—	5,777	4,352
Investment Expense:
Mortality and Expense Risk and Administrative Charges	166,879	2,970	518,055	21,007	43,656

Net Investment Income (Loss)	(55,387)	(2,970)	(518,055)	(15,230)	(39,304)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,052,209	19,275	2,215,725	26,772	50,264
Realized Gain (Loss) on Investments	69,833	3,343	584,354	32,667	48,091

Net Realized Capital Gains (Losses) on Investments	1,122,042	22,618	2,800,079	59,439	98,355
Net Change in Unrealized Appreciation (Depreciation)	398,645	39,860	3,952,599	267,182	530,862

Net Gain (Loss) on Investment	1,520,687	62,478	6,752,678	326,621	629,217
Net Increase (Decrease) in Net Assets Resulting from Operations	1,465,300	59,508	6,234,623	311,391	589,913

Increase (Decrease) in Net Assets from Contract Transactions	955,110	44,909	1,634,981	(94,222)	(91,023)

Total Increase (Decrease) in Net Assets	2,420,410	104,417	7,869,604	217,169	498,890

Net Assets as of December 31, 2017:	$12,762,113	$369,816	$37,625,384	$1,603,700	$3,107,074

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA U.S. Equity Index Service Class Subaccount(1)	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$777,937	$2,459,651	$—	$2,814,938	$14,352,790

Investment Income:
Reinvested Dividends	18,220	59,099	—	10,349	25,803
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,494	35,241	—	36,025	220,998

Net Investment Income (Loss)	8,726	23,858	—	(25,676)	(195,195)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	106,934	629,873
Realized Gain (Loss) on Investments	1,910	(36,253)	—	(26,895)	(324,314)

Net Realized Capital Gains (Losses) on Investments	1,910	(36,253)	—	80,039	305,559
Net Change in Unrealized Appreciation (Depreciation)	(16,702)	(22,227)	—	(27,337)	82,834

Net Gain (Loss) on Investment	(14,792)	(58,480)	—	52,702	388,393
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,066)	(34,622)	—	27,026	193,198

Increase (Decrease) in Net Assets from Contract Transactions	(99,519)	80,015	—	(335,142)	1,603,254

Total Increase (Decrease) in Net Assets	(105,585)	45,393	—	(308,116)	1,796,452

Net Assets as of December 31, 2016:	$672,352	$2,505,044	$—	$2,506,822	$16,149,242

Investment Income:
Reinvested Dividends	15,916	62,539	—	11,542	41,368
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,790	47,180	2,090	38,372	285,215

Net Investment Income (Loss)	6,126	15,359	(2,090)	(26,830)	(243,847)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	65,316	481,573
Realized Gain (Loss) on Investments	11,336	19,059	324	18,256	201,515

Net Realized Capital Gains (Losses) on Investments	11,336	19,059	324	83,572	683,088
Net Change in Unrealized Appreciation (Depreciation)	121,211	537,836	30,251	610,852	4,122,112

Net Gain (Loss) on Investment	132,547	556,895	30,575	694,424	4,805,200
Net Increase (Decrease) in Net Assets Resulting from Operations	138,673	572,254	28,485	667,594	4,561,353

Increase (Decrease) in Net Assets from Contract Transactions	(45,566)	537,894	889,741	(163,706)	1,368,437

Total Increase (Decrease) in Net Assets	93,107	1,110,148	918,226	503,888	5,929,790

Net Assets as of December 31, 2017:	$765,459	$3,615,192	$918,226	$3,010,710	$22,079,032

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount	Vanguard® REIT Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount
Net Assets as of December 31, 2015:	$723,578	$430,009	$—	$—	$—

Investment Income:
Reinvested Dividends	16,490	6,071	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,950	3,423	—	—	—

Net Investment Income (Loss)	10,540	2,648	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,470	7,068	—	—	—
Realized Gain (Loss) on Investments	(102)	(287)	—	—	—

Net Realized Capital Gains (Losses) on Investments	13,368	6,781	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	55,124	(4,371)	—	—	—

Net Gain (Loss) on Investment	68,492	2,410	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	79,032	5,058	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	22,002	—	—	—

Total Increase (Decrease) in Net Assets	79,032	27,060	—	—	—

Net Assets as of December 31, 2016:	$802,610	$457,069	$—	$—	$—

Investment Income:
Reinvested Dividends	15,716	6,026	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,033	4,494	—	—	—

Net Investment Income (Loss)	8,683	1,532	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,843	3,685	—	—	—
Realized Gain (Loss) on Investments	737	674	—	—	—

Net Realized Capital Gains (Losses) on Investments	27,580	4,359	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	129,802	183,954	—	—	—

Net Gain (Loss) on Investment	157,382	188,313	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	166,065	189,845	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	(399)	—	—	—

Total Increase (Decrease) in Net Assets	166,065	189,446	—	—	—

Net Assets as of December 31, 2017:	$968,675	$646,515	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount
Net Assets as of December 31, 2015:	$344,505	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	8,081	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,838	—	—	—	—

Net Investment Income (Loss)	5,243	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	963	—	—	—	—
Realized Gain (Loss) on Investments	(87)	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	876	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(411)	—	—	—	—

Net Gain (Loss) on Investment	465	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	5,708	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	(1)	—	—	—	—

Total Increase (Decrease) in Net Assets	5,707	—	—	—	—

Net Assets as of December 31, 2016:	$350,212	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	8,405	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,844	—	—	—	—

Net Investment Income (Loss)	5,561	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,132	—	—	—	—
Realized Gain (Loss) on Investments	(136)	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	996	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,755	—	—	—	—

Net Gain (Loss) on Investment	3,751	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	9,312	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	9,312	—	—	—	—

Net Assets as of December 31, 2017:	$359,524	$—	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2015:	$—	$—

Investment Income:
Reinvested Dividends	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—

Net Investment Income (Loss)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—
Realized Gain (Loss) on Investments	—	—

Net Realized Capital Gains (Losses) on Investments	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—

Net Gain (Loss) on Investment	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—

Total Increase (Decrease) in Net Assets	—	—

Net Assets as of December 31, 2016:	$—	$—

Investment Income:
Reinvested Dividends	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—

Net Investment Income (Loss)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—
Realized Gain (Loss) on Investments	—	—

Net Realized Capital Gains (Losses) on Investments	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—

Net Gain (Loss) on Investment	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—

Total Increase (Decrease) in Net Assets	—	—

Net Assets as of December 31, 2017:	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM„ NY Variable Annuity, Transamerica AxiomSM„ II, Transamerica PrincipiumSM„ III, Transamerica Retirement Income Plus, Transamerica Income EliteSM„ II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM„ NY Variable Annuity, Transamerica AxiomSM„ NY Variable Annuity, Transamerica PrincipiumSM„ II Variable Annuity, Income EliteSM„ Variable Annuity, Transamerica I-Share Variable Annuity, and Transamerica InspireSM„ Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon Government Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Madison Diversified Income Service Class	June 1, 2017
TA International Equity Index Service Class	May 1, 2017
TA U.S. Equity Index Service Class	May 1, 2017
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Growth Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
Fidelity® VIP Contrafund® Initial Class	May 1, 2013

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount	Inception Date
Fidelity® VIP Mid Cap Initial Class	May 1, 2013
Fidelity® VIP Value Strategies Initial Class	May 1, 2013
Vanguard® Equity Index	May 1, 2013
Vanguard® International	May 1, 2013
Vanguard® Mid-Cap Index	May 1, 2013
Vanguard® REIT Index	May 1, 2013
Vanguard® Short-Term Investment Grade	May 1, 2013
Vanguard® Total Bond Market Index	May 1, 2013
Wanger International	May 1, 2013
Wanger USA	May 1, 2013

The following subaccount name changes were made effective during the fiscal year ended December 31, 2017:

Subaccount	Formerly
Janus Henderson - Enterprise Service Shares	Janus Aspen - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Aspen - Global Research Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Service Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA Barrow Hanley Dividend Focused Initial Class	Invesco V.I. Value Opportunities Series II Shares

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2017.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$867,010	$884,479
AB Growth and Income Class B Shares	10,956,052	4,923,790
AB Large Cap Growth Class B Shares	27,943	133,704
American Funds - Asset Allocation Class 2 Shares	13,220,580	9,233,939
American Funds - Bond Class 2 Shares	3,318,882	2,601,800
American Funds - Growth Class 2 Shares	15,757,244	8,231,350
American Funds - Growth-Income Class 2 Shares	8,115,527	3,873,440
American Funds - International Class 2 Shares	4,611,199	2,371,704
Fidelity® VIP Balanced Service Class 2	3,527,982	2,717,756
Fidelity® VIP Contrafund® Initial Class	—	—
Fidelity® VIP Contrafund® Service Class 2	10,110,100	5,004,558
Fidelity® VIP Equity-Income Service Class 2	28,945	182,604
Fidelity® VIP Growth Service Class 2	65,878	49,995
Fidelity® VIP Growth Opportunities Service Class 2	262	91
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	8,196,956	4,284,162
Fidelity® VIP Value Strategies Initial Class	6,200	165
Fidelity® VIP Value Strategies Service Class 2	4,691,262	1,853,174
Franklin Founding Funds Allocation Class 4 Shares	237,040	712,954
Franklin Income Class 2 Shares	145,905	477,545
Franklin Mutual Shares Class 2 Shares	46,953	129,436
Franklin Templeton Foreign Class 2 Shares	45,383	220,591
Invesco V.I. American Franchise Series II Shares	15,351	30,463
Janus Henderson - Enterprise Service Shares	21,897	11,632
Janus Henderson - Global Research Service Shares	2,908	105,787
Janus Henderson - Mid Cap Value Service Shares	105	115
JPMorgan Insurance Trust Core Bond Class 1 Shares	13,198	62,927
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	8,882	2,177
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	87	264
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	1,464	1,984
MFS® New Discovery Service Class	37,896	370,212
MFS® Total Return Service Class	87,863	742,461
State Street Total Return V.I.S. Class 3 Shares	1,512,469	432,971
TA AB Dynamic Allocation Initial Class	1,642	1,264
TA AB Dynamic Allocation Service Class	2,679,800	4,468,071
TA Aegon Government Money Market Initial Class	96,653	9,126

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Government Money Market Service Class	$27,086,763	$40,985,584
TA Aegon High Yield Bond Initial Class	65,600	33,775
TA Aegon High Yield Bond Service Class	1,673,860	1,139,179
TA Aegon U.S. Government Securities Initial Class	90,439	31,317
TA Aegon U.S. Government Securities Service Class	12,214,836	52,757,256
TA American Funds Managed Risk - Balanced Service Class	21,668,480	2,820,341
TA Asset Allocation - Conservative Initial Class	632	236
TA Asset Allocation - Conservative Service Class	11,439,291	9,809,252
TA Asset Allocation - Growth Initial Class	1,249	28,145
TA Asset Allocation - Growth Service Class	1,452,525	1,995,866
TA Asset Allocation - Moderate Initial Class	38,106	315,155
TA Asset Allocation - Moderate Service Class	26,868,184	40,102,320
TA Asset Allocation - Moderate Growth Initial Class	21,037	14,768
TA Asset Allocation - Moderate Growth Service Class	36,814,816	21,568,658
TA Barrow Hanley Dividend Focused Initial Class	596,611	336,507
TA Barrow Hanley Dividend Focused Service Class	3,473,124	2,319,138
TA BlackRock Equity Smart Beta 100 Service Class	17,738,820	406,188
TA BlackRock Global Allocation Service Class	12,757,412	10,133,409
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	2,695,808	1,356,895
TA BlackRock Global Allocation Managed Risk - Growth Service Class	2,651,980	1,392,032
TA BlackRock Smart Beta 50 Service Class	5,076,271	1,173,643
TA BlackRock Smart Beta 75 Service Class	11,057,670	241,346
TA BlackRock Tactical Allocation Service Class	10,974,765	11,841,138
TA Clarion Global Real Estate Securities Initial Class	841	1,760
TA Clarion Global Real Estate Securities Service Class	1,015,997	1,077,330
TA International Equity Index Service Class	753,081	396,061
TA International Moderate Growth Service Class	6,790,321	5,769,022
TA Janus Balanced Service Class	15,373,481	7,760,252
TA Janus Mid-Cap Growth Initial Class	99	41,353
TA Janus Mid-Cap Growth Service Class	993,596	660,708
TA Jennison Growth Initial Class	220,302	225,564
TA Jennison Growth Service Class	9,821,754	6,153,139
TA JPMorgan Core Bond Service Class	6,272,807	4,104,835
TA JPMorgan Enhanced Index Initial Class	39,948	39,875
TA JPMorgan Enhanced Index Service Class	2,057,150	900,532
TA JPMorgan Mid Cap Value Service Class	8,302,225	12,055,787

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Service Class	$11,380,692	$15,083,966
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,543,008	19,267,036
TA Legg Mason Dynamic Allocation - Growth Service Class	3,805,827	12,866,430
TA Madison Diversified Income Service Class	1,275,592	211,459
TA Managed Risk - Balanced ETF Service Class	38,262,809	55,722,554
TA Managed Risk - Conservative ETF Service Class	8,750,931	14,862,326
TA Managed Risk - Growth ETF Service Class	30,298,737	46,559,909
TA Market Participation Strategy Service Class	1,549,261	4,469,014
TA MFS International Equity Initial Class	43,402	8,905
TA MFS International Equity Service Class	7,708,190	1,576,509
TA Morgan Stanley Capital Growth Initial Class	26,732	29,022
TA Morgan Stanley Capital Growth Service Class	1,737,423	647,637
TA Multi-Managed Balanced Initial Class	585	411
TA Multi-Managed Balanced Service Class	47,831,608	10,453,162
TA Multi-Manager Alternative Strategies Service Class	80,952	17,528
TA PIMCO Tactical - Balanced Service Class	4,617,343	7,049,889
TA PIMCO Tactical - Conservative Service Class	4,530,949	5,191,013
TA PIMCO Tactical - Growth Service Class	6,128,664	3,088,524
TA PIMCO Total Return Initial Class	80,437	22,881
TA PIMCO Total Return Service Class	10,773,141	13,686,234
TA PineBridge Inflation Opportunities Service Class	2,718,012	2,363,321
TA ProFunds UltraBear Service Class (OAM)	133,442	527,126
TA QS Investors Active Asset Allocation - Conservative Service Class	2,761,844	4,158,228
TA QS Investors Active Asset Allocation - Moderate Service Class	5,481,549	12,606,844
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	4,220,051	8,739,786
TA Small/Mid Cap Value Initial Class	316,595	372,796
TA Small/Mid Cap Value Service Class	3,423,105	1,471,189
TA T. Rowe Price Small Cap Initial Class	69,858	8,643
TA T. Rowe Price Small Cap Service Class	7,638,348	4,305,689
TA Torray Concentrated Growth Initial Class	61,326	144,008
TA Torray Concentrated Growth Service Class	419,159	499,228
TA TS&W International Equity Initial Class	46,359	85,798
TA TS&W International Equity Service Class	796,342	243,087
TA U.S. Equity Index Service Class	892,129	4,478
TA WMC US Growth Initial Class	130,741	255,972
TA WMC US Growth Service Class	4,260,727	2,654,567

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® Equity Index	$42,559	$7,033
Vanguard® International	9,711	4,894
Vanguard® Mid-Cap Index	—	—
Vanguard® REIT Index	—	—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	9,537	2,844
Voya Global Perspectives Class S Shares	—	—
Voya Large Cap Value Class S Shares	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	—	—
Wanger USA	—	—

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	173,798	(433,664)	(259,866)	276,728	(594,196)	(317,468)
AB Growth and Income Class B Shares	2,097,926	(1,297,153)	800,773	724,452	(432,032)	292,420
AB Large Cap Growth Class B Shares	—	(51,792)	(51,792)	—	(12,478)	(12,478)
American Funds - Asset Allocation Class 2 Shares	2,178,025	(3,900,208)	(1,722,183)	2,401,188	(1,309,070)	1,092,118
American Funds - Bond Class 2 Shares	469,597	(1,004,510)	(534,913)	1,144,800	(1,057,082)	87,718
American Funds - Growth Class 2 Shares	1,458,292	(2,175,110)	(716,818)	1,046,903	(1,101,971)	(55,068)
American Funds - Growth-Income Class 2 Shares	589,759	(653,702)	(63,943)	698,037	(579,904)	118,133
American Funds - International Class 2 Shares	723,579	(706,350)	17,229	596,839	(618,045)	(21,206)
Fidelity® VIP Balanced Service Class 2	606,955	(1,237,028)	(630,073)	1,007,093	(2,048,965)	(1,041,872)
Fidelity® VIP Contrafund® Initial Class	—	—	—	1,598	(1,598)	—
Fidelity® VIP Contrafund® Service Class 2	704,285	(1,107,122)	(402,837)	1,029,659	(1,410,194)	(380,535)
Fidelity® VIP Equity-Income Service Class 2	—	(80,905)	(80,905)	—	(81,460)	(81,460)
Fidelity® VIP Growth Service Class 2	—	(16,328)	(16,328)	—	(19,042)	(19,042)
Fidelity® VIP Growth Opportunities Service Class 2	—	(45)	(45)	—	(45)	(45)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	632,215	(866,872)	(234,657)	701,282	(925,436)	(224,154)
Fidelity® VIP Value Strategies Initial Class	—	—	—	—	—	—
Fidelity® VIP Value Strategies Service Class 2	219,041	(379,490)	(160,449)	472,616	(513,211)	(40,595)
Franklin Founding Funds Allocation Class 4 Shares	—	(322,394)	(322,394)	54,352	(252,495)	(198,143)
Franklin Income Class 2 Shares	—	(297,199)	(297,199)	13,418	(458,694)	(445,276)
Franklin Mutual Shares Class 2 Shares	—	(84,487)	(84,487)	—	(103,366)	(103,366)
Franklin Templeton Foreign Class 2 Shares	—	(182,314)	(182,314)	146	(146,217)	(146,071)
Invesco V.I. American Franchise Series II Shares	—	(16,086)	(16,086)	—	(1,034)	(1,034)
Janus Henderson - Enterprise Service Shares	—	(2,721)	(2,721)	—	(4,101)	(4,101)
Janus Henderson - Global Research Service Shares	—	(57,967)	(57,967)	—	(10,011)	(10,011)
Janus Henderson - Mid Cap Value Service Shares	—	(35)	(35)	—	(35)	(35)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(43,300)	(43,300)	—	(82,892)	(82,892)

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(43)	(43)	—	(47)	(47)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(309)	(309)	—	(341)	(341)
MFS® New Discovery Service Class	—	(114,113)	(114,113)	16,394	(128,700)	(112,306)
MFS® Total Return Service Class	—	(364,363)	(364,363)	1,530	(60,552)	(59,022)
State Street Total Return V.I.S. Class 3 Shares	263,795	(212,859)	50,936	289,461	(193,016)	96,445
TA AB Dynamic Allocation Initial Class	317	(239)	78	191	(4,750)	(4,559)
TA AB Dynamic Allocation Service Class	529,680	(1,711,563)	(1,181,883)	674,352	(1,466,122)	(791,770)
TA Aegon Government Money Market Initial Class	73,359	(5,750)	67,609	155,628	(203,283)	(47,655)
TA Aegon Government Money Market Service Class	8,479,367	(12,899,066)	(4,419,699)	19,286,024	(17,421,976)	1,864,048
TA Aegon High Yield Bond Initial Class	25,115	(13,931)	11,184	19	(17,380)	(17,361)
TA Aegon High Yield Bond Service Class	178,935	(313,528)	(134,593)	355,566	(654,932)	(299,366)
TA Aegon U.S. Government Securities Initial Class	28,799	(13,914)	14,885	113,714	(140,022)	(26,308)
TA Aegon U.S. Government Securities Service Class	1,467,007	(10,588,227)	(9,121,220)	10,183,651	(10,094,832)	88,819
TA American Funds Managed Risk - Balanced Service Class	2,031,894	(220,288)	1,811,606	2,037,872	(339,071)	1,698,801
TA Asset Allocation - Conservative Initial Class	—	—	—	—	—	—
TA Asset Allocation - Conservative Service Class	1,860,250	(3,448,185)	(1,587,935)	1,240,713	(6,672,601)	(5,431,888)
TA Asset Allocation - Growth Initial Class	—	(13,820)	(13,820)	—	(51,458)	(51,458)
TA Asset Allocation - Growth Service Class	182,159	(751,405)	(569,246)	373,642	(556,376)	(182,734)
TA Asset Allocation - Moderate Initial Class	—	(155,190)	(155,190)	51,490	(15,411)	36,079
TA Asset Allocation - Moderate Service Class	2,818,360	(14,950,615)	(12,132,255)	5,267,348	(12,654,206)	(7,386,858)
TA Asset Allocation - Moderate Growth Initial Class	—	(4,770)	(4,770)	61,927	(258)	61,669
TA Asset Allocation - Moderate Growth Service Class	4,670,462	(8,009,864)	(3,339,402)	3,451,104	(7,832,991)	(4,381,887)
TA Barrow Hanley Dividend Focused Initial Class	187,419	(110,017)	77,402	5,664	(279,233)	(273,569)
TA Barrow Hanley Dividend Focused Service Class	521,960	(596,325)	(74,365)	2,006,264	(614,928)	1,391,336
TA BlackRock Equity Smart Beta 100 Service Class	1,557,042	(25,773)	1,531,269	109,689	(2,280)	107,409
TA BlackRock Global Allocation Service Class	1,612,106	(4,427,699)	(2,815,593)	1,954,165	(4,935,080)	(2,980,915)

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	269,037	(131,438)	137,599	677,936	(256,412)	421,524
TA BlackRock Global Allocation Managed Risk - Growth Service Class	266,473	(134,421)	132,052	414,558	(103,349)	311,209
TA BlackRock Smart Beta 50 Service Class	475,314	(104,162)	371,152	357,465	(11,638)	345,827
TA BlackRock Smart Beta 75 Service Class	992,856	(15,568)	977,288	81,586	(110)	81,476
TA BlackRock Tactical Allocation Service Class	1,172,709	(3,718,803)	(2,546,094)	1,869,304	(2,984,576)	(1,115,272)
TA Clarion Global Real Estate Securities Initial Class	—	(521)	(521)	—	(434)	(434)
TA Clarion Global Real Estate Securities Service Class	155,827	(391,650)	(235,823)	184,484	(369,714)	(185,230)
TA International Equity Index Service Class	72,761	(37,908)	34,853	—	—	—
TA International Moderate Growth Service Class	1,635,087	(2,788,390)	(1,153,303)	1,362,508	(3,608,634)	(2,246,126)
TA Janus Balanced Service Class	2,280,611	(2,581,746)	(301,135)	5,455,330	(2,429,995)	3,025,335
TA Janus Mid-Cap Growth Initial Class	—	(27,766)	(27,766)	9,723	(1,553)	8,170
TA Janus Mid-Cap Growth Service Class	134,024	(136,786)	(2,762)	165,255	(371,775)	(206,520)
TA Jennison Growth Initial Class	5,372	(103,246)	(97,874)	28,317	(335,632)	(307,315)
TA Jennison Growth Service Class	1,735,808	(1,587,142)	148,666	562,059	(1,784,204)	(1,222,145)
TA JPMorgan Core Bond Service Class	1,416,240	(1,143,817)	272,423	1,754,678	(1,254,848)	499,830
TA JPMorgan Enhanced Index Initial Class	7,236	(9,483)	(2,247)	7,825	(37,924)	(30,099)
TA JPMorgan Enhanced Index Service Class	207,747	(64,595)	143,152	228,699	(140,407)	88,292
TA JPMorgan Mid Cap Value Service Class	383,393	(3,575,905)	(3,192,512)	897,940	(979,356)	(81,416)
TA JPMorgan Tactical Allocation Service Class	1,586,265	(3,732,508)	(2,146,243)	2,549,487	(2,475,232)	74,255
TA Legg Mason Dynamic Allocation - Balanced Service Class	1,028,647	(4,885,108)	(3,856,461)	2,402,406	(4,416,484)	(2,014,078)
TA Legg Mason Dynamic Allocation - Growth Service Class	460,320	(3,732,521)	(3,272,201)	1,578,134	(2,177,746)	(599,612)
TA Madison Diversified Income Service Class	118,605	(17,985)	100,620	—	—	—
TA Managed Risk - Balanced ETF Service Class	6,042,835	(19,249,156)	(13,206,321)	6,578,064	(18,762,358)	(12,184,294)
TA Managed Risk - Conservative ETF Service Class	1,998,635	(5,516,859)	(3,518,224)	4,277,021	(8,530,376)	(4,253,355)
TA Managed Risk - Growth ETF Service Class	3,922,740	(18,834,648)	(14,911,908)	6,914,452	(14,352,667)	(7,438,215)
TA Market Participation Strategy Service Class	187,237	(1,401,219)	(1,213,982)	2,519,163	(1,764,467)	754,696
TA MFS International Equity Initial Class	26,271	(4,661)	21,610	4,360	(11,828)	(7,468)

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA MFS International Equity Service Class	2,162,926	(454,416)	1,708,510	817,733	(610,683)	207,050
TA Morgan Stanley Capital Growth Initial Class	7,681	(9,534)	(1,853)	9,440	(15,808)	(6,368)
TA Morgan Stanley Capital Growth Service Class	119,877	(113,004)	6,873	319,503	(209,144)	110,359
TA Multi-Managed Balanced Initial Class	—	—	—	12,065	(23,192)	(11,127)
TA Multi-Managed Balanced Service Class	8,336,276	(1,677,462)	6,658,814	9,088,965	(959,704)	8,129,261
TA Multi-Manager Alternative Strategies Service Class	7,835	(1,478)	6,357	8,205	(607)	7,598
TA PIMCO Tactical - Balanced Service Class	929,968	(1,941,017)	(1,011,049)	1,685,178	(1,442,246)	242,932
TA PIMCO Tactical - Conservative Service Class	845,156	(1,704,335)	(859,179)	2,938,785	(2,009,328)	929,457
TA PIMCO Tactical - Growth Service Class	813,396	(856,255)	(42,859)	1,094,784	(1,183,510)	(88,726)
TA PIMCO Total Return Initial Class	46,659	(11,076)	35,583	126,957	(137,198)	(10,241)
TA PIMCO Total Return Service Class	2,300,960	(5,899,656)	(3,598,696)	2,560,414	(4,827,268)	(2,266,854)
TA PineBridge Inflation Opportunities Service Class	738,699	(1,507,835)	(769,136)	660,423	(1,541,623)	(881,200)
TA ProFunds UltraBear Service Class (OAM)	2,984,080	(9,864,219)	(6,880,139)	28,778,601	(23,918,571)	4,860,030
TA QS Investors Active Asset Allocation - Conservative Service Class	540,748	(1,959,146)	(1,418,398)	641,978	(2,328,835)	(1,686,857)
TA QS Investors Active Asset Allocation - Moderate Service Class	703,653	(3,610,682)	(2,907,029)	883,778	(5,350,747)	(4,466,969)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	836,529	(2,283,224)	(1,446,695)	498,616	(3,350,240)	(2,851,624)
TA Small/Mid Cap Value Initial Class	—	(25,219)	(25,219)	875	(38,223)	(37,348)
TA Small/Mid Cap Value Service Class	439,251	(438,391)	860	385,856	(476,930)	(91,074)
TA T. Rowe Price Small Cap Initial Class	12,075	(2,337)	9,738	1,196	(13,909)	(12,713)
TA T. Rowe Price Small Cap Service Class	574,749	(766,074)	(191,325)	775,414	(895,581)	(120,167)
TA Torray Concentrated Growth Initial Class	3,857	(18,989)	(15,132)	6,317	(66,163)	(59,846)
TA Torray Concentrated Growth Service Class	40,669	(133,170)	(92,501)	76,214	(160,406)	(84,192)
TA TS&W International Equity Initial Class	12,995	(32,562)	(19,567)	3,613	(61,777)	(58,164)
TA TS&W International Equity Service Class	104,805	(36,263)	68,542	109,742	(73,980)	35,762
TA U.S. Equity Index Service Class	82,073	(211)	81,862	—	—	—
TA WMC US Growth Initial Class	20,349	(138,423)	(118,074)	2,508	(253,989)	(251,481)

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA WMC US Growth Service Class	549,849	(710,467)	(160,618)	497,992	(680,137)	(182,145)
Vanguard® Equity Index	—	—	—	—	—	—
Vanguard® International	—	(32)	(32)	2,068	—	2,068
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	—	—	—	—	—
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$759,537	$(818,405)	$(58,868)	$663,094	$(1,122,777)	$(459,683)
AB Growth and Income Class B Shares	8,472,984	(4,629,619)	3,843,365	3,235,771	(1,285,863)	1,949,908
AB Large Cap Growth Class B Shares	—	(127,220)	(127,220)	—	(25,667)	(25,667)
American Funds - Asset Allocation Class 2 Shares	10,099,596	(8,419,910)	1,679,686	13,823,457	(3,038,945)	10,784,512
American Funds - Bond Class 2 Shares	2,841,453	(2,407,365)	434,088	6,230,611	(3,128,542)	3,102,069
American Funds - Growth Class 2 Shares	11,907,409	(7,657,675)	4,249,734	10,287,342	(6,413,443)	3,873,899
American Funds - Growth-Income Class 2 Shares	5,913,566	(3,413,616)	2,499,950	6,463,314	(3,725,490)	2,737,824
American Funds - International Class 2 Shares	4,258,759	(2,125,571)	2,133,188	3,118,293	(2,038,238)	1,080,055
Fidelity® VIP Balanced Service Class 2	2,662,844	(2,417,273)	245,571	4,198,887	(5,180,176)	(981,289)
Fidelity® VIP Contrafund® Initial Class	—	—	—	21,319	(22,478)	(1,159)
Fidelity® VIP Contrafund® Service Class 2	7,782,093	(4,542,869)	3,239,224	9,073,128	(6,958,149)	2,114,979
Fidelity® VIP Equity-Income Service Class 2	—	(171,094)	(171,094)	—	(156,539)	(156,539)
Fidelity® VIP Growth Service Class 2	—	(36,872)	(36,872)	—	(39,507)	(39,507)
Fidelity® VIP Growth Opportunities Service Class 2	—	(63)	(63)	—	(65)	(65)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	6,705,485	(3,882,391)	2,823,094	6,341,181	(5,241,645)	1,099,536
Fidelity® VIP Value Strategies Initial Class	—	(5)	(5)	—	(4)	(4)
Fidelity® VIP Value Strategies Service Class 2	1,814,968	(1,690,632)	124,336	3,422,440	(2,721,967)	700,473
Franklin Founding Funds Allocation Class 4 Shares	—	(655,029)	(655,029)	95,690	(445,235)	(349,545)
Franklin Income Class 2 Shares	—	(427,348)	(427,348)	16,638	(582,158)	(565,520)
Franklin Mutual Shares Class 2 Shares	—	(118,058)	(118,058)	—	(121,268)	(121,268)
Franklin Templeton Foreign Class 2 Shares	—	(195,340)	(195,340)	137	(134,969)	(134,832)
Invesco V.I. American Franchise Series II Shares	—	(27,517)	(27,517)	—	(1,456)	(1,456)
Janus Henderson - Enterprise Service Shares	—	(7,136)	(7,136)	—	(13,685)	(13,685)
Janus Henderson - Global Research Service Shares	—	(99,306)	(99,306)	—	(11,668)	(11,668)
Janus Henderson - Mid Cap Value Service Shares	—	(83)	(83)	—	(70)	(70)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(55,727)	(55,727)	—	(105,045)	(105,045)

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	$—	$(1)	$(1)	$—	$(2)	$(2)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(150)	(150)	—	(138)	(138)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(961)	(961)	—	(897)	(897)
MFS® New Discovery Service Class	—	(344,090)	(344,090)	32,930	(269,553)	(236,623)
MFS® Total Return Service Class	—	(718,711)	(718,711)	2,943	(102,528)	(99,585)
State Street Total Return V.I.S. Class 3 Shares	1,358,295	(389,341)	968,954	677,481	(305,267)	372,214
TA AB Dynamic Allocation Initial Class	557	(419)	138	316	(7,744)	(7,428)
TA AB Dynamic Allocation Service Class	2,407,449	(4,206,643)	(1,799,194)	4,724,624	(3,585,236)	1,139,388
TA Aegon Government Money Market Initial Class	96,661	(7,588)	89,073	207,910	(271,045)	(63,135)
TA Aegon Government Money Market Service Class	27,129,446	(40,667,118)	(13,537,672)	63,422,657	(73,973,658)	(10,551,001)
TA Aegon High Yield Bond Initial Class	57,975	(32,336)	25,639	43	(34,531)	(34,488)
TA Aegon High Yield Bond Service Class	1,289,774	(1,058,454)	231,320	1,675,467	(1,642,575)	32,892
TA Aegon U.S. Government Securities Initial Class	57,674	(27,660)	30,014	232,518	(280,143)	(47,625)
TA Aegon U.S. Government Securities Service Class	7,986,069	(52,135,039)	(44,148,970)	60,580,449	(58,189,879)	2,390,570
TA American Funds Managed Risk - Balanced Service Class	21,490,070	(2,379,240)	19,110,830	19,771,350	(3,311,809)	16,459,541
TA Asset Allocation - Conservative Initial Class	—	—	—	—	1	1
TA Asset Allocation - Conservative Service Class	9,200,613	(9,006,414)	194,199	8,071,863	(13,684,185)	(5,612,322)
TA Asset Allocation - Growth Initial Class	—	(27,519)	(27,519)	—	(90,035)	(90,035)
TA Asset Allocation - Growth Service Class	1,203,419	(1,890,322)	(686,903)	1,816,498	(1,284,965)	531,533
TA Asset Allocation - Moderate Initial Class	—	(302,823)	(302,823)	88,926	(25,037)	63,889
TA Asset Allocation - Moderate Service Class	15,918,317	(36,478,026)	(20,559,709)	21,024,000	(29,234,994)	(8,210,994)
TA Asset Allocation - Moderate Growth Initial Class	—	(9,350)	(9,350)	98,778	(456)	98,322
TA Asset Allocation - Moderate Growth Service Class	28,344,866	(19,420,616)	8,924,250	20,014,929	(18,309,404)	1,705,525
TA Barrow Hanley Dividend Focused Initial Class	522,975	(292,374)	230,601	11,866	(624,968)	(613,102)
TA Barrow Hanley Dividend Focused Service Class	3,024,117	(2,031,098)	993,019	7,165,446	(1,950,510)	5,214,936
TA BlackRock Equity Smart Beta 100 Service Class	17,649,123	(290,180)	17,358,943	1,136,496	(23,679)	1,112,817
TA BlackRock Global Allocation Service Class	12,195,148	(9,374,244)	2,820,904	14,561,528	(10,793,042)	3,768,486

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	$2,661,887	$(1,269,415)	$1,392,472	$6,286,807	$(2,380,242)	$3,906,565
TA BlackRock Global Allocation Managed Risk - Growth Service Class	2,608,668	(1,294,099)	1,314,569	3,743,586	(932,691)	2,810,895
TA BlackRock Smart Beta 50 Service Class	5,022,106	(1,103,513)	3,918,593	3,660,467	(118,418)	3,542,049
TA BlackRock Smart Beta 75 Service Class	11,007,040	(173,896)	10,833,144	835,365	(1,139)	834,226
TA BlackRock Tactical Allocation Service Class	7,910,929	(10,646,169)	(2,735,240)	11,186,337	(8,359,899)	2,826,438
TA Clarion Global Real Estate Securities Initial Class	—	(1,444)	(1,444)	—	(1,100)	(1,100)
TA Clarion Global Real Estate Securities Service Class	838,289	(1,003,607)	(165,318)	1,149,805	(1,147,787)	2,018
TA International Equity Index Service Class	753,122	(392,694)	360,428	—	—	—
TA International Moderate Growth Service Class	6,136,719	(5,205,838)	930,881	5,376,515	(6,827,207)	(1,450,692)
TA Janus Balanced Service Class	14,242,859	(6,932,311)	7,310,548	23,201,972	(9,031,220)	14,170,752
TA Janus Mid-Cap Growth Initial Class	—	(41,035)	(41,035)	17,694	(1,972)	15,722
TA Janus Mid-Cap Growth Service Class	966,087	(599,626)	366,461	927,983	(1,038,381)	(110,398)
TA Jennison Growth Initial Class	59,074	(203,945)	(144,871)	45,868	(538,271)	(492,403)
TA Jennison Growth Service Class	7,512,691	(5,858,842)	1,653,849	4,228,337	(6,030,360)	(1,802,023)
TA JPMorgan Core Bond Service Class	5,629,923	(3,802,755)	1,827,168	11,003,531	(3,393,918)	7,609,613
TA JPMorgan Enhanced Index Initial Class	22,510	(31,396)	(8,886)	20,022	(103,671)	(83,649)
TA JPMorgan Enhanced Index Service Class	1,924,073	(822,324)	1,101,749	2,987,674	(705,118)	2,282,556
TA JPMorgan Mid Cap Value Service Class	3,758,762	(11,763,475)	(8,004,713)	7,850,004	(4,839,822)	3,010,182
TA JPMorgan Tactical Allocation Service Class	10,276,102	(14,190,939)	(3,914,837)	17,761,184	(6,388,660)	11,372,524
TA Legg Mason Dynamic Allocation - Balanced Service Class	7,721,393	(18,245,419)	(10,524,026)	18,520,942	(13,532,656)	4,988,286
TA Legg Mason Dynamic Allocation - Growth Service Class	3,370,686	(12,203,681)	(8,832,995)	10,419,861	(12,819,994)	(2,400,133)
TA Madison Diversified Income Service Class	1,271,788	(208,114)	1,063,674	—	—	—
TA Managed Risk - Balanced ETF Service Class	31,640,173	(50,680,715)	(19,040,542)	43,292,920	(47,232,335)	(3,939,415)
TA Managed Risk - Conservative ETF Service Class	7,241,070	(13,818,395)	(6,577,325)	17,758,530	(17,783,569)	(25,039)
TA Managed Risk - Growth ETF Service Class	24,979,659	(42,247,413)	(17,267,754)	49,705,298	(45,776,900)	3,928,398
TA Market Participation Strategy Service Class	1,505,598	(4,065,205)	(2,559,607)	6,765,167	(4,719,402)	2,045,765

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA MFS International Equity Initial Class	$41,931	$(7,692)	$34,239	$5,487	$(15,522)	$(10,035)
TA MFS International Equity Service Class	7,500,723	(1,341,483)	6,159,240	3,365,585	(2,189,940)	1,175,645
TA Morgan Stanley Capital Growth Initial Class	21,689	(27,932)	(6,243)	21,655	(34,906)	(13,251)
TA Morgan Stanley Capital Growth Service Class	1,386,767	(579,635)	807,132	2,592,048	(933,640)	1,658,408
TA Multi-Managed Balanced Initial Class	—	(1)	(1)	26,250	(52,507)	(26,257)
TA Multi-Managed Balanced Service Class	45,884,338	(9,317,038)	36,567,300	70,565,035	(3,375,952)	67,189,083
TA Multi-Manager Alternative Strategies Service Class	77,680	(14,750)	62,930	79,775	(5,915)	73,860
TA PIMCO Tactical - Balanced Service Class	2,780,926	(6,617,922)	(3,836,996)	7,420,343	(3,645,854)	3,774,489
TA PIMCO Tactical - Conservative Service Class	3,521,994	(4,917,296)	(1,395,302)	10,591,839	(3,537,875)	7,053,964
TA PIMCO Tactical - Growth Service Class	4,971,722	(2,721,442)	2,250,280	7,507,783	(6,534,388)	973,395
TA PIMCO Total Return Initial Class	76,899	(18,356)	58,543	208,538	(221,057)	(12,519)
TA PIMCO Total Return Service Class	10,306,388	(12,901,289)	(2,594,901)	15,268,543	(10,483,546)	4,784,997
TA PineBridge Inflation Opportunities Service Class	2,742,597	(2,204,534)	538,063	2,256,416	(2,034,239)	222,177
TA ProFunds UltraBear Service Class (OAM)	133,584	(517,612)	(384,028)	2,438,408	(1,800,267)	638,141
TA QS Investors Active Asset Allocation - Conservative Service Class	2,343,228	(3,856,031)	(1,512,803)	3,368,386	(5,170,147)	(1,801,761)
TA QS Investors Active Asset Allocation - Moderate Service Class	4,171,082	(11,487,299)	(7,316,217)	5,611,464	(12,500,755)	(6,889,291)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,580,250	(8,043,433)	(4,463,183)	3,135,792	(9,043,095)	(5,907,303)
TA Small/Mid Cap Value Initial Class	—	(330,412)	(330,412)	12,125	(406,113)	(393,988)
TA Small/Mid Cap Value Service Class	2,282,118	(1,327,008)	955,110	1,984,453	(1,402,001)	582,452
TA T. Rowe Price Small Cap Initial Class	50,612	(5,703)	44,909	6,801	(26,850)	(20,049)
TA T. Rowe Price Small Cap Service Class	5,501,434	(3,866,453)	1,634,981	7,755,524	(4,922,906)	2,832,618
TA Torray Concentrated Growth Initial Class	28,887	(123,109)	(94,222)	36,527	(353,690)	(317,163)
TA Torray Concentrated Growth Service Class	366,741	(457,764)	(91,023)	479,755	(519,329)	(39,574)
TA TS&W International Equity Initial Class	30,521	(76,087)	(45,566)	25,149	(124,668)	(99,519)
TA TS&W International Equity Service Class	736,182	(198,288)	537,894	377,469	(297,454)	80,015

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA U.S. Equity Index Service Class	$892,076	$(2,335)	$889,741	$—	$—	$—
TA WMC US Growth Initial Class	54,532	(218,238)	(163,706)	3,194	(338,336)	(335,142)
TA WMC US Growth Service Class	3,773,943	(2,405,506)	1,368,437	3,552,465	(1,949,211)	1,603,254
Vanguard® Equity Index	—	—	—	—	—	—
Vanguard® International	—	(399)	(399)	21,999	3	22,002
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	—	—	—	(1)	(1)
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2017	1,763,828	$13.84	to	$11.24	$4,712,679	1.78%	0.40%	to	2.70%	14.88%	to	12.59%
12/31/2016	2,023,694	12.01	to	11.35	4,215,929	1.84	0.65	to	2.20	3.77	to	2.18
12/31/2015	2,341,162	11.58	to	11.11	4,557,024	2.04	0.65	to	2.20	0.64	to	(0.91)
12/31/2014	2,304,500	11.51	to	11.21	4,312,479	2.49	0.65	to	2.20	6.42	to	4.78
12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
AB Growth and Income Class B Shares
12/31/2017	6,311,186	17.05	to	1.99	25,327,849	1.41	0.40	to	2.50	17.54	to	15.71
12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88
12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)
12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
AB Large Cap Growth Class B Shares
12/31/2017	165,616	2.63	to	2.03	445,455	—	1.15	to	2.50	30.18	to	28.47
12/31/2016	217,408	2.02	to	1.99	447,199	—	1.15	to	1.95	1.19	to	0.40
12/31/2015	229,886	2.00	to	1.99	468,281	—	1.15	to	1.95	9.59	to	8.74
12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
American Funds—Asset Allocation Class 2 Shares
12/31/2017	15,279,462	14.87	to	11.23	54,222,730	1.54	0.60	to	2.80	15.36	to	13.07
12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93
12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)
12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
American Funds—Bond Class 2 Shares
12/31/2017	5,015,162	10.56	to	10.14	16,486,527	1.95	0.60	to	2.80	2.89	to	0.85
12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61
12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)
12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
American Funds—Growth Class 2 Shares
12/31/2017	5,074,221	18.83	to	12.31	43,786,720	0.52	0.60	to	2.80	27.34	to	24.81
12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01
12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43
12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
American Funds—Growth-Income Class 2 Shares
12/31/2017	6,132,937	17.87	to	11.78	31,707,232	1.44	0.60	to	2.80	21.47	to	19.06
12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99
12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)
12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
American Funds—International Class 2 Shares
12/31/2017	4,186,038	14.00	to	12.85	17,419,416	1.31	0.60	to	2.80	31.16	to	28.56
12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18
12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)
12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Balanced Service Class 2
12/31/2017	8,980,286	$15.06	to	$11.26	$24,492,159	1.28%	0.40%	to	2.50%	15.60%	to	13.29%
12/31/2016	9,610,359	13.02	to	12.30	21,131,382	1.13	0.45	to	2.00	6.50	to	4.87
12/31/2015	10,652,231	12.22	to	11.73	20,942,222	1.38	0.45	to	2.00	(0.09)	to	(1.63)
12/31/2014	10,374,254	12.23	to	11.92	18,248,581	1.52	0.45	to	2.00	9.52	to	7.84
12/31/2013	9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
Fidelity® VIP Contrafund® Initial Class
12/31/2017	—	17.38	to	17.10	—	—	0.65	to	1.00	21.09	to	20.67
12/31/2016	—	14.35	to	14.17	—	—	0.65	to	1.00	7.31	to	6.93
12/31/2015	—	13.38	to	13.25	—	—	0.65	to	1.00	0.02	to	(0.33)
12/31/2014	—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
12/31/2013(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
12/31/2017	6,467,651	17.06	to	2.79	44,958,123	0.79	0.40	to	2.50	20.50	to	18.63
12/31/2016	6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60
12/31/2015	7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)
12/31/2014	10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
12/31/2013	8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
Fidelity® VIP Equity-Income Service Class 2
12/31/2017	360,555	1.77	to	1.93	761,780	1.42	1.15	to	2.50	11.37	to	9.91
12/31/2016	441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46
12/31/2015	522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)
12/31/2014	589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
12/31/2013	656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
Fidelity® VIP Growth Service Class 2
12/31/2017	392,569	2.53	to	2.00	1,003,079	0.08	1.15	to	2.50	33.29	to	31.54
12/31/2016	408,897	1.90	to	1.81	785,155	—	1.15	to	1.95	(0.59)	to	(1.37)
12/31/2015	427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86
12/31/2014	451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
12/31/2013	483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2017	1,238	2.42	to	1.80	2,289	0.10	1.25	to	1.55	32.53	to	32.14
12/31/2016	1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)
12/31/2015	1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74
12/31/2014	1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
12/31/2013	1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
Fidelity® VIP Mid Cap Initial Class
12/31/2017	—	17.24	to	16.96	—	—	0.65	to	1.00	20.03	to	19.61
12/31/2016	—	14.36	to	14.18	—	—	0.65	to	1.00	11.51	to	11.12
12/31/2015	—	12.88	to	12.76	—	—	0.65	to	1.00	(2.03)	to	(2.37)
12/31/2014	—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
12/31/2013(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
12/31/2017	5,062,903	16.92	to	3.55	36,379,914	0.50	0.40	to	2.50	19.46	to	17.61
12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71
12/31/2015	5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)
12/31/2014	3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
12/31/2013	2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
Fidelity® VIP Value Strategies Initial Class
12/31/2017	1,731	15.62	to	15.36	27,025	1.51	0.65	to	1.00	18.59	to	18.17
12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54
12/31/2015	1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)
12/31/2014	1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
12/31/2013(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Value Strategies Service Class 2
12/31/2017	2,008,310	$15.32	to	$2.85	$12,836,585	1.23%	0.40%	to	2.50%	18.02%	to	16.19%
12/31/2016	2,168,759	12.91	to	12.41	10,823,952	1.00	0.90	to	2.00	8.30	to	7.11
12/31/2015	2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)
12/31/2014	4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
12/31/2013	2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
Franklin Founding Funds Allocation Class 4 Shares
12/31/2017	1,619,010	2.15	to	10.82	3,384,945	2.52	1.30	to	2.65	10.35	to	8.90
12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61
12/31/2015	2,139,547	1.75	to	1.66	3,663,185	2.77	1.30	to	2.10	(7.44)	to	(8.17)
12/31/2014	2,570,942	1.89	to	1.80	4,770,440	2.69	1.30	to	2.10	1.43	to	0.64
12/31/2013	3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
Franklin Income Class 2 Shares
12/31/2017	2,252,757	1.49	to	1.46	3,318,178	4.23	1.15	to	2.50	8.43	to	7.00
12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85
12/31/2015	2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)
12/31/2014	6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
12/31/2013	8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
Franklin Mutual Shares Class 2 Shares
12/31/2017	498,421	1.41	to	1.74	705,918	2.17	1.15	to	2.50	7.12	to	5.71
12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84
12/31/2015	686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)
12/31/2014	713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
12/31/2013	785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
Franklin Templeton Foreign Class 2 Shares
12/31/2017	1,543,003	1.14	to	1.31	1,730,862	2.59	1.15	to	2.50	15.37	to	13.86
12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13
12/31/2015	1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)
12/31/2014	2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
12/31/2013	2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
Invesco V.I. American Franchise Series II Shares
12/31/2017	109,350	1.87	to	1.74	200,731	—	1.15	to	2.50	25.59	to	23.94
12/31/2016	125,436	1.49	to	1.44	183,985	—	1.15	to	1.95	0.86	to	0.07
12/31/2015	126,470	1.48	to	1.44	184,547	—	1.15	to	1.95	3.56	to	2.75
12/31/2014	128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
12/31/2013	130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38.21	to	37.12
Janus Henderson—Enterprise Service Shares
12/31/2017	94,795	3.11	to	2.73	356,554	0.53	1.15	to	2.50	25.65	to	24.00
12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97
12/31/2015	101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78
12/31/2014	116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
12/31/2013	128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
Janus Henderson—Global Research Service Shares
12/31/2017	231,664	1.79	to	1.46	389,774	0.68	1.15	to	2.50	25.25	to	23.60
12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)
12/31/2015	299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)
12/31/2014	308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
12/31/2013	385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Henderson—Mid Cap Value Service Shares
12/31/2017	969	$2.71	to	$2.56	$2,549	0.64%	1.25%	to	1.55%	12.23%	to	11.90%
12/31/2016	1,004	2.41	to	2.29	2,356	0.91	1.25	to	1.55	17.30	to	16.96
12/31/2015	1,039	2.06	to	1.96	2,083	1.04	1.25	to	1.55	(4.88)	to	(5.16)
12/31/2014	1,075	2.16	to	2.07	2,268	3.34	1.25	to	1.55	7.10	to	6.78
12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2017	373,840	1.30	to	10.16	480,107	2.58	1.25	to	2.50	2.30	to	1.05
12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17
12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)
12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2017	52,138	3.50	to	10.94	181,699	0.79	1.25	to	2.50	12.36	to	11.00
12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28	to	12.51
12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)
12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2017	2,547	3.55	to	11.09	8,950	0.32	1.25	to	2.50	13.81	to	12.42
12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73	to	17.92
12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)
12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2017	25,247	3.41	to	11.76	85,661	0.88	1.25	to	2.50	20.82	to	19.36
12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57	to	8.82
12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)
12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
MFS® New Discovery Service Class
12/31/2017	614,556	2.65	to	2.86	1,753,527	—	1.15	to	2.50	24.90	to	23.26
12/31/2016	728,669	2.12	to	1.99	1,699,029	—	1.15	to	1.95	7.57	to	6.72
12/31/2015	840,975	1.98	to	1.86	1,819,446	—	1.15	to	1.95	(3.26)	to	(4.02)
12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
MFS® Total Return Service Class
12/31/2017	684,296	1.74	to	1.84	1,277,761	2.24	1.15	to	2.50	10.75	to	9.30
12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58	to	6.74
12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)
12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
State Street Total Return V.I.S. Class 3 Shares
12/31/2017	1,414,159	13.31	to	11.21	3,637,485	2.13	0.40	to	2.70	14.52	to	12.24
12/31/2016	1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39	to	3.78
12/31/2015	1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)
12/31/2014	1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
12/31/2013	1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
TA Aegon High Yield Bond Initial Class
12/31/2017	47,609	12.23	to	2.10	130,755	6.27	0.45	to	2.50	6.96	to	4.83
12/31/2016	36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83	to	13.20
12/31/2015	53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)
12/31/2014	67,661	10.44	to	1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2017	2,134,226	$11.92	to	$10.51	$7,261,724	5.61%	0.20%	to	2.50%	6.25%	to	4.60%
12/31/2016	2,268,819	11.15	to	10.71	6,641,135	5.69	0.90	to	2.00	13.97	to	12.73
12/31/2015	2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)
12/31/2014	2,664,043	10.31	to	10.13	5,933,436	5.62	0.90	to	2.00	2.68	to	1.55
12/31/2013	2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
TA Aegon Government Money Market Initial Class
12/31/2017	126,501	0.99	to	0.80	165,775	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2016	58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)	to	(1.85)
12/31/2015	106,547	1.02	to	0.94	143,537	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2014	126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2013	268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
TA Aegon Government Money Market Service Class
12/31/2017	7,834,925	9.82	to	0.80	22,509,391	0.01	0.20	to	2.50	(0.44)	to	(2.43)
12/31/2016	12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)	to	(1.97)
12/31/2015	10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2014	13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2013	19,530,196	0.99	to	0.95	41,003,054	—	0.45	to	1.95	(0.44)	to	(1.91)
TA Aegon U.S. Government Securities Initial Class
12/31/2017	142,568	1.47	to	1.18	284,854	4.00	1.25	to	2.50	1.39	to	0.16
12/31/2016	127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)	to	(1.56)
12/31/2015	153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)
12/31/2014	184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
12/31/2013	200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
TA Aegon U.S. Government Securities Service Class
12/31/2017	10,761,864	10.11	to	9.99	28,859,784	2.68	0.20	to	2.50	1.90	to	(0.13)
12/31/2016	19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)	to	(1.84)
12/31/2015	19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)
12/31/2014	14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
12/31/2013	14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
TA American Funds Managed Risk—Balanced Service Class
12/31/2017	4,488,029	11.62	to	11.11	50,784,606	0.64	0.20	to	2.50	14.11	to	11.84
12/31/2016	2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94	to	4.31
12/31/2015(1)	977,622	9.59	to	9.49	9,319,240	—	0.45	to	2.00	—	to	—
TA AB Dynamic Allocation Initial Class
12/31/2017	35,881	1.82	to	1.61	63,870	1.78	1.25	to	2.50	8.39	to	7.07
12/31/2016	35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32
12/31/2015	40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)
12/31/2014	40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
12/31/2013	41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
TA AB Dynamic Allocation Service Class
12/31/2017	7,433,079	11.79	to	1.19	22,153,340	1.47	0.20	to	2.50	9.03	to	6.86
12/31/2016	8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)
12/31/2015	9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)
12/31/2014	10,378,014	10.71	to	10.44	20,046,123	0.83	0.45	to	2.00	4.88	to	3.27
12/31/2013	10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
TA Asset Allocation—Conservative Initial Class
12/31/2017	9,676	1.89	to	1.73	17,848	2.12	1.25	to	2.50	11.42	to	10.07
12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68
12/31/2015	9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)
12/31/2014	35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
12/31/2013	35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation—Conservative Service Class
12/31/2017	22,261,316	$12.16	to	$10.91	$67,550,887	1.92%	0.20%	to	2.50%	12.06%	to	9.83%
12/31/2016	23,849,251	10.83	to	10.23	60,565,402	1.78	0.45	to	2.00	3.84	to	2.24
12/31/2015	29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)
12/31/2014	31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
12/31/2013	33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
TA Asset Allocation—Growth Initial Class
12/31/2017	16,941	2.26	to	2.26	37,480	1.11	1.25	to	2.50	23.10	to	21.60
12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10
12/31/2015	82,219	1.76	to	1.54	141,457	1.65	1.25	to	1.90	(3.14)	to	(3.76)
12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
TA Asset Allocation—Growth Service Class
12/31/2017	2,253,319	15.08	to	12.07	8,452,268	1.17	0.20	to	2.50	23.82	to	21.35
12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73
12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)
12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
TA Asset Allocation—Moderate Initial Class
12/31/2017	358,312	2.07	to	1.94	724,297	1.96	1.25	to	2.50	15.03	to	13.64
12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60
12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)
12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
TA Asset Allocation—Moderate Service Class
12/31/2017	92,461,728	12.95	to	1.75	300,651,662	1.64	0.20	to	2.50	15.60	to	13.30
12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18
12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)
12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
TA Asset Allocation—Moderate Growth Initial Class
12/31/2017	206,571	2.19	to	2.11	447,561	1.71	1.25	to	2.50	18.30	to	16.86
12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57
12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
TA Asset Allocation—Moderate Growth Service Class
12/31/2017	54,159,674	13.90	to	1.35	200,756,348	1.52	0.20	to	2.50	18.96	to	16.59
12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16
12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)
12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
TA Barrow Hanley Dividend Focused Initial Class
12/31/2017	1,290,725	16.64	to	1.96	3,740,605	2.17	0.45	to	2.50	15.91	to	13.60
12/31/2016	1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40	to	12.78
12/31/2015	1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)
12/31/2014	1,664,774	13.08	to	1.89	3,844,650	1.34	0.45	to	1.90	11.67	to	10.08
12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
TA Barrow Hanley Dividend Focused Service Class
12/31/2017	5,898,194	16.20	to	11.21	23,499,428	2.21	0.20	to	2.50	15.09	to	13.30
12/31/2016	5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57	to	12.33
12/31/2015	4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)
12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2017	1,638,678	$12.98	to	$11.96	$21,047,568	0.58%	0.20%	to	2.50%	22.68%	to	20.23%
12/31/2016(1)	107,409	10.55	to	10.43	1,126,448	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2017	26,269,985	12.65	to	11.03	72,510,972	1.10	0.20	to	2.50	12.99	to	10.73
12/31/2016	29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09	to	2.49
12/31/2015	32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)
12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
TA BlackRock Global Allocation Managed Risk—Balanced Service Class
12/31/2017	907,756	10.70	to	10.93	9,425,985	0.66	0.20	to	2.50	12.00	to	9.77
12/31/2016	770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)
12/31/2015(1)	348,633	9.54	to	9.37	3,294,098	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Managed Risk—Growth Service Class
12/31/2017	934,837	10.92	to	11.45	9,906,384	0.68	0.20	to	2.50	17.34	to	15.00
12/31/2016	802,785	9.28	to	8.98	7,315,682	2.25	0.45	to	2.00	(0.64)	to	(2.16)
12/31/2015(1)	491,576	9.34	to	9.18	4,545,309	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 50 Service Class
12/31/2017	716,979	11.52	to	11.01	8,137,482	0.77	0.20	to	2.50	12.34	to	10.10
12/31/2016(1)	345,827	10.23	to	10.11	3,516,806	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2017	1,058,764	12.13	to	11.47	12,688,035	0.55	0.20	to	2.50	17.44	to	15.10
12/31/2016(1)	81,476	10.30	to	10.18	833,826	—	0.45	to	2.00	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2017	30,063,885	12.88	to	1.25	108,003,935	1.48	0.20	to	2.50	11.18	to	8.97
12/31/2016	32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84
12/31/2015	33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)
12/31/2014	34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
12/31/2013	33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
TA Clarion Global Real Estate Securities Initial Class
12/31/2017	8,032	11.49	to	2.51	22,719	3.68	0.45	to	2.50	10.82	to	8.61
12/31/2016	8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17	to	(1.25)
12/31/2015	8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)
12/31/2014	14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
12/31/2013	22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
TA Clarion Global Real Estate Securities Service Class
12/31/2017	1,468,053	11.20	to	11.00	6,088,478	3.27	0.20	to	2.50	10.02	to	8.31
12/31/2016	1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)	to	(1.56)
12/31/2015	1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)
12/31/2014	2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
12/31/2013	1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
TA International Equity Index Service Class
12/31/2017(1)	34,853	11.12	to	10.96	385,013	—	0.35	to	2.65	—	to	—
TA International Moderate Growth Service Class
12/31/2017	18,492,054	12.51	to	1.27	50,493,353	1.60	0.20	to	2.50	20.93	to	18.52
12/31/2016	19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)
12/31/2015	21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)
12/31/2014	21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
12/31/2013	21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
TA Janus Balanced Service Class
12/31/2017	16,864,853	14.27	to	11.31	84,726,412	1.33	0.20	to	2.50	16.21	to	13.89
12/31/2016	17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06
12/31/2015	14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)
12/31/2014	11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
12/31/2013	9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Janus Mid-Cap Growth Initial Class
12/31/2017	4,743	$14.64	to	$1.81	$14,086	0.05%	0.45%	to	2.50%	28.43%	to	25.87%
12/31/2016	32,509	11.40	to	1.88	47,880	—	0.45	to	1.90	(2.48)	to	(3.87)
12/31/2015	24,339	11.69	to	1.95	33,445	—	0.45	to	1.90	(5.46)	to	(6.80)
12/31/2014	28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
12/31/2013	36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
TA Janus Mid-Cap Growth Service Class
12/31/2017	1,074,011	14.26	to	12.36	4,956,165	—	0.20	to	2.50	27.59	to	25.61
12/31/2016	1,076,773	11.10	to	10.67	3,562,151	—	0.90	to	2.00	(3.18)	to	(4.23)
12/31/2015	1,283,293	11.47	to	11.14	3,821,907	—	0.90	to	2.00	(6.11)	to	(7.14)
12/31/2014	1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
12/31/2013	1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
TA Jennison Growth Initial Class
12/31/2017	743,075	20.47	to	2.33	1,747,868	0.01	0.45	to	2.50	35.83	to	33.12
12/31/2016	840,949	15.07	to	2.13	1,422,270	—	0.45	to	1.90	(2.09)	to	(3.48)
12/31/2015	1,148,264	15.39	to	2.20	2,001,597	—	0.45	to	1.90	10.90	to	9.33
12/31/2014	1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
12/31/2013	1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
TA Jennison Growth Service Class
12/31/2017	4,805,173	19.93	to	13.09	24,077,942	—	0.20	to	2.50	34.82	to	32.73
12/31/2016	4,656,507	14.68	to	14.11	16,155,829	—	0.90	to	2.00	(2.78)	to	(3.84)
12/31/2015	5,878,652	15.10	to	14.67	18,662,985	—	0.90	to	2.00	10.12	to	8.91
12/31/2014	4,747,106	13.72	to	13.47	12,818,115	—	0.90	to	2.00	8.81	to	7.62
12/31/2013	4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
TA JPMorgan Core Bond Service Class
12/31/2017	10,257,283	10.60	to	10.14	30,045,745	2.60	0.20	to	2.50	2.96	to	0.90
12/31/2016	9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04
12/31/2015	9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)
12/31/2014	8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
12/31/2013	5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
TA JPMorgan Enhanced Index Initial Class
12/31/2017	204,079	17.91	to	2.12	722,249	0.57	0.45	to	2.50	20.61	to	18.21
12/31/2016	206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28
12/31/2015	236,425	13.40	to	1.83	634,049	0.97	0.45	to	1.90	(0.52)	to	(1.94)
12/31/2014	261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
12/31/2013	244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
TA JPMorgan Enhanced Index Service Class
12/31/2017	610,054	17.46	to	11.64	6,488,465	0.41	0.20	to	2.50	19.74	to	17.88
12/31/2016	466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93
12/31/2015	378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)
12/31/2014	447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
12/31/2013	223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
TA JPMorgan Mid Cap Value Service Class
12/31/2017	2,459,077	16.66	to	2.42	20,619,585	0.54	0.20	to	2.50	12.68	to	10.44
12/31/2016	5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02
12/31/2015	5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)
12/31/2014	5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
12/31/2013	4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
TA JPMorgan Tactical Allocation Service Class
12/31/2017	20,667,991	11.96	to	10.59	85,781,288	1.58	0.20	to	2.50	8.02	to	5.87
12/31/2016	22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13
12/31/2015	22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)
12/31/2014	20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
12/31/2013	19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Legg Mason Dynamic Allocation—Balanced Service Class
12/31/2017	18,245,161	$11.90	to	$1.09	$93,925,698	1.11%	0.20%	to	2.50%	9.97%	to	7.78%
12/31/2016	22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)
12/31/2015	24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
12/31/2013	14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
TA Legg Mason Dynamic Allocation—Growth Service Class
12/31/2017	12,174,684	12.50	to	1.22	60,496,584	0.98	0.20	to	2.50	12.70	to	10.45
12/31/2016	15,446,885	11.07	to	10.46	62,664,292	0.99	0.45	to	2.00	(1.43)	to	(2.94)
12/31/2015	16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)
12/31/2014	12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
12/31/2013	9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
TA Madison Diversified Income Service Class
12/31/2017(1)	100,620	12.19	to	10.68	1,092,716	0.34	0.20	to	2.50	—	to	—
TA Managed Risk—Balanced ETF Service Class
12/31/2017	114,723,659	12.56	to	1.13	470,512,548	1.68	0.20	to	2.50	12.93	to	10.68
12/31/2016	127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29	to	1.70
12/31/2015	140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)
12/31/2014	136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
12/31/2013	129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
TA Managed Risk—Conservative ETF Service Class
12/31/2017	29,909,663	12.25	to	1.16	89,983,402	1.84	0.20	to	2.50	10.54	to	8.33
12/31/2016	33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61	to	2.02
12/31/2015	37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)
12/31/2014	40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
12/31/2013	35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
TA Managed Risk—Growth ETF Service Class
12/31/2017	107,929,650	13.52	to	1.35	395,368,871	1.62	0.20	to	2.50	17.94	to	15.59
12/31/2016	122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20	to	2.60
12/31/2015	130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)
12/31/2014	139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
12/31/2013	122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
TA Market Participation Strategy Service Class
12/31/2017	7,606,598	13.01	to	10.71	34,598,644	0.31	0.20	to	2.50	10.30	to	8.10
12/31/2016	8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70	to	2.10
12/31/2015	8,065,884	11.35	to	10.89	31,264,212	—	0.45	to	2.00	(3.68)	to	(5.16)
12/31/2014	6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
12/31/2013	4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
TA MFS International Equity Initial Class
12/31/2017	67,784	13.28	to	1.74	113,918	1.67	0.45	to	2.50	26.68	to	24.15
12/31/2016	46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)
12/31/2015	53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)
12/31/2014	49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
12/31/2013	49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
TA MFS International Equity Service Class
12/31/2017	6,976,614	12.95	to	12.43	23,218,498	1.33	0.20	to	2.50	25.85	to	23.90
12/31/2016	5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)
12/31/2015	5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)
12/31/2014	1,240,007	10.44	to	10.26	3,695,090	0.95	0.90	to	2.00	(6.26)	to	(7.28)
12/31/2013	995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Morgan Stanley Capital Growth Initial Class
12/31/2017	26,276	$2.99	to	$2.75	$84,267	—%	1.25%	to	2.50%	41.83%	to	40.10%
12/31/2016	28,129	2.11	to	2.05	63,699	—	1.25	to	1.90	(3.47)	to	(4.08)
12/31/2015	34,497	2.18	to	2.14	81,045	—	1.25	to	1.90	10.41	to	9.70
12/31/2014	33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
12/31/2013	20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
TA Morgan Stanley Capital Growth Service Class
12/31/2017	648,014	21.88	to	3.03	6,155,878	—	0.20	to	2.50	41.99	to	39.78
12/31/2016	641,141	15.30	to	14.71	3,709,725	—	0.90	to	2.00	(3.37)	to	(4.43)
12/31/2015	530,782	15.84	to	15.39	2,180,373	—	0.90	to	2.00	10.45	to	9.24
12/31/2014	487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
12/31/2013	500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
TA Multi-Managed Balanced Initial Class
12/31/2017	12,065	2.65	to	2.32	31,264	0.86	1.25	to	2.50	12.73	to	11.36
12/31/2016	12,065	2.35	to	2.06	27,775	1.18	1.25	to	1.90	6.55	to	5.87
12/31/2015	23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)
12/31/2014	23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
12/31/2013	23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
TA Multi-Managed Balanced Service Class
12/31/2017	19,130,187	14.56	to	11.05	133,663,918	0.79	0.20	to	2.50	13.31	to	11.05
12/31/2016	12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51
12/31/2015	4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)
12/31/2014	4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
12/31/2013	3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
TA Multi-Manager Alternative Strategies Service Class
12/31/2017	27,933	10.46	to	10.17	283,601	1.29	0.20	to	2.50	4.29	to	3.05
12/31/2016	21,576	10.01	to	9.64	212,059	2.59	0.45	to	1.65	1.56	to	0.35
12/31/2015	13,978	9.85	to	9.60	136,414	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical—Balanced Service Class
12/31/2017	10,673,517	12.84	to	1.12	37,398,555	0.30	0.20	to	2.50	11.54	to	9.31
12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30
12/31/2015	11,441,634	10.95	to	10.50	32,381,298	—	0.45	to	2.00	(2.98)	to	(4.48)
12/31/2014	11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
12/31/2013	9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
TA PIMCO Tactical—Conservative Service Class
12/31/2017	6,197,607	12.44	to	1.12	24,740,125	1.28	0.20	to	2.50	9.90	to	7.71
12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90
12/31/2015	6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	5,302,381	11.08	to	10.80	10,002,783	1.31	0.45	to	2.00	8.24	to	6.57
12/31/2013	3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
TA PIMCO Tactical—Growth Service Class
12/31/2017	7,566,104	13.24	to	1.24	37,085,031	0.41	0.20	to	2.50	14.31	to	12.03
12/31/2016	7,608,963	11.55	to	10.91	30,537,277	—	0.45	to	2.00	4.40	to	2.80
12/31/2015	7,697,689	11.07	to	10.62	28,486,728	—	0.45	to	2.00	(3.89)	to	(5.37)
12/31/2014	6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
12/31/2013	5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
TA PIMCO Total Return Initial Class
12/31/2017	209,554	1.70	to	1.39	348,545	—	1.25	to	2.50	3.59	to	2.33
12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80
12/31/2015	184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)
12/31/2014	244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
12/31/2013	271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Total Return Service Class
12/31/2017	30,035,880	$10.58	to	$10.22	$76,692,551	—%	0.20%	to	2.50%	4.18%	to	2.10%
12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45
12/31/2015	35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)
12/31/2014	38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
12/31/2013	45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
TA PineBridge Inflation Opportunities Service Class
12/31/2017	8,592,127	9.48	to	10.14	15,394,034	0.22	0.20	to	2.50	2.67	to	0.62
12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75
12/31/2015	10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)
12/31/2014	11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
12/31/2013	13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
TA ProFunds UltraBear Service Class (OAM)
12/31/2017	11,919,880	0.04	to	6.80	479,737	—	1.00	to	2.50	(33.00)	to	(34.00)
12/31/2016	18,800,019	0.06	to	0.06	1,139,167	—	1.00	to	1.95	(24.36)	to	(25.04)
12/31/2015	13,939,989	0.08	to	0.08	1,122,262	—	1.00	to	1.95	(8.20)	to	(9.05)
12/31/2014	4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
12/31/2013	3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
TA QS Investors Active Asset Allocation—Moderate Service Class
12/31/2017	25,368,039	12.09	to	1.18	93,891,791	1.53	0.20	to	2.50	14.93	to	12.64
12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17
12/31/2015	32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)
12/31/2014	33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
12/31/2013	31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
TA QS Investors Active Asset Allocation—Conservative Service Class
12/31/2017	8,365,097	11.70	to	1.09	26,090,564	1.73	0.20	to	2.50	11.20	to	8.98
12/31/2016	9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62
12/31/2015	11,470,352	10.27	to	9.85	26,610,104	1.00	0.45	to	2.00	(2.80)	to	(4.29)
12/31/2014	12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
12/31/2013	12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
TA QS Investors Active Asset Allocation—Moderate Growth Service Class
12/31/2017	14,109,933	12.63	to	1.18	57,992,860	1.27	0.20	to	2.50	19.77	to	17.38
12/31/2016	15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)
12/31/2015	18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)
12/31/2014	19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
12/31/2013	16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
TA Small/Mid Cap Value Initial Class
12/31/2017	295,652	17.28	to	13.54	3,307,890	1.11	0.45	to	1.55	15.04	to	13.79
12/31/2016	320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28
12/31/2015	358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)
12/31/2014	378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
12/31/2013	418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
TA Small/Mid Cap Value Service Class
12/31/2017	3,407,142	16.83	to	11.07	12,762,113	0.98	0.20	to	2.50	14.23	to	12.46
12/31/2016	3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42
12/31/2015	3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)
12/31/2014	3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
12/31/2013	2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
TA T. Rowe Price Small Cap Initial Class
12/31/2017	75,660	18.92	to	3.21	369,816	—	0.45	to	2.50	21.84	to	19.41
12/31/2016	65,922	15.53	to	2.59	265,399	—	0.45	to	1.90	10.72	to	9.15
12/31/2015	78,635	14.03	to	2.38	261,501	—	0.45	to	1.90	1.97	to	0.52
12/31/2014	153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
12/31/2013	180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA T. Rowe Price Small Cap Service Class
12/31/2017	5,550,914	$18.43	to	$11.75	$37,625,384	—%	0.20%	to	2.50%	20.93%	to	19.05%
12/31/2016	5,742,239	15.14	to	14.55	29,755,780	—	0.90	to	2.00	10.01	to	8.81
12/31/2015	5,862,406	13.76	to	13.37	24,844,869	—	0.90	to	2.00	1.24	to	0.13
12/31/2014	5,746,945	13.60	to	13.35	22,421,531	—	0.90	to	2.00	5.29	to	4.14
12/31/2013	4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
TA Torray Concentrated Growth Initial Class
12/31/2017	225,789	17.01	to	2.29	1,603,700	0.38	0.45	to	2.50	24.16	to	21.69
12/31/2016	240,921	13.70	to	2.05	1,386,531	0.46	0.45	to	1.90	6.26	to	4.75
12/31/2015	300,767	12.90	to	1.95	1,647,122	0.54	0.45	to	1.90	(2.01)	to	(3.41)
12/31/2014	312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
12/31/2013	340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
TA Torray Concentrated Growth Service Class
12/31/2017	762,171	16.57	to	11.94	3,107,074	0.15	0.20	to	2.50	23.30	to	21.39
12/31/2016	854,672	13.35	to	12.83	2,608,184	0.14	0.90	to	2.00	5.52	to	4.37
12/31/2015	938,864	12.65	to	12.29	2,541,038	0.35	0.90	to	2.00	(2.72)	to	(3.78)
12/31/2014	3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
12/31/2013	3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
TA TS&W International Equity Initial Class
12/31/2017	296,543	13.29	to	1.81	765,459	2.19	0.45	to	2.50	22.36	to	19.92
12/31/2016	316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)
12/31/2015	374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)
12/31/2014	425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
12/31/2013	486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
TA TS&W International Equity Service Class
12/31/2017	763,813	12.94	to	11.98	3,615,192	2.00	0.20	to	2.50	21.56	to	19.68
12/31/2016	695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)
12/31/2015	659,509	10.59	to	10.29	2,459,651	3.18	0.90	to	2.00	0.13	to	(0.96)
12/31/2014	597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
12/31/2013	559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
TA U.S. Equity Index Service Class
12/31/2017(1)	81,862	11.29	to	11.12	918,226	—	0.35	to	2.65	—	to	—
TA WMC US Growth Initial Class
12/31/2017	1,688,314	18.68	to	2.35	3,010,710	0.41	0.45	to	2.50	28.62	to	26.06
12/31/2016	1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90
12/31/2015	2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86
12/31/2014	2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
12/31/2013	2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
TA WMC US Growth Service Class
12/31/2017	4,828,655	18.19	to	12.36	22,079,032	0.21	0.20	to	2.50	27.71	to	25.73
12/31/2016	4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52
12/31/2015	5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50
12/31/2014	1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
12/31/2013	975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
Vanguard® Equity Index
12/31/2017	54,305	17.96	to	17.77	968,675	1.78	0.65	to	1.20	20.87	to	20.45
12/31/2016	54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70
12/31/2015	54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26
12/31/2014	—	13.30	to	13.22	—	—	0.65	to	1.00	12.77	to	12.38
12/31/2013(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® International
12/31/2017	42,242	$15.41	to	$15.24	$646,515	1.06%	0.65%	to	1.20%	41.75%	to	41.26%
12/31/2016	42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87
12/31/2015	40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)
12/31/2014	—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
12/31/2013(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
12/31/2017	—	17.09	to	16.90	—	—	0.65	to	1.20	18.31	to	17.90
12/31/2016	—	14.44	to	14.26	—	—	0.65	to	1.00	10.40	to	10.01
12/31/2015	—	13.08	to	12.96	—	—	0.65	to	1.00	(2.07)	to	(2.42)
12/31/2014	—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
12/31/2013(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
12/31/2017	—	13.10	to	12.96	—	—	0.65	to	1.20	4.10	to	3.74
12/31/2016	—	12.59	to	12.43	—	—	0.65	to	1.00	7.66	to	7.28
12/31/2015	—	11.69	to	11.58	—	—	0.65	to	1.00	1.56	to	1.21
12/31/2014	—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
12/31/2013(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
12/31/2017	—	10.49	to	10.38	—	—	0.65	to	1.20	1.43	to	1.08
12/31/2016	—	10.34	to	10.21	—	—	0.65	to	1.00	2.05	to	1.70
12/31/2015	—	10.13	to	10.04	—	—	0.65	to	1.00	0.47	to	0.12
12/31/2014	—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
12/31/2013(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—
Vanguard® Total Bond Market Index
12/31/2017	34,255	10.57	to	10.46	359,524	2.36	0.65	to	1.20	2.81	to	2.45
12/31/2016	34,255	10.28	to	10.15	350,212	2.27	0.65	to	1.00	1.81	to	1.45
12/31/2015	34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)
12/31/2014	—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
12/31/2013(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Voya Global Perspectives Class S Shares
12/31/2017	—	10.96	to	10.72	—	—	1.29	to	2.14	13.25	to	12.29
12/31/2016	—	9.68	to	9.54	—	—	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	—	9.20	to	9.15	—	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2017	—	11.63	to	11.37	—	—	1.29	to	2.14	11.78	to	10.84
12/31/2016	—	10.40	to	10.26	—	—	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2017	—	10.88	to	10.64	—	—	1.29	to	2.14	8.77	to	7.86
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2017	—	11.26	to	11.01	—	—	1.29	to	2.14	12.83	to	11.88
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2017	—	13.62	to	13.49	—	—	0.45	to	0.90	32.32	to	31.86
12/31/2016	—	10.30	to	10.16	—	—	0.45	to	0.80	(1.85)	to	(2.19)
12/31/2015	—	10.49	to	10.39	—	—	0.45	to	0.80	(0.35)	to	(0.70)
12/31/2014	—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
12/31/2013(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger USA
12/31/2017	—	$17.08	to	$16.91	$—	—%	0.45%	to	0.90%	19.05%	to	18.63%
12/31/2016	—	14.35	to	14.17	—	—	0.45	to	0.80	13.18	to	12.78
12/31/2015	—	12.68	to	12.56	—	—	0.45	to	0.80	(1.06)	to	(1.40)
12/31/2014	—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
12/31/2013(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® REIT Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

65

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits:

		(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

		(2)		Not Applicable.

		(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 14

			(b)	Form of Broker/Dealer and Sales Agreement. Note 1

		(4)	(a)	Form of Policy. Note 14

			(b)	Form of Policy Rider (Return of Premium). Note 14

			(c)	Form of Policy Rider (Annual Step-Up). Note 14

			(d)	Form of Policy Rider (Additional Death Distribution). Note 14

			(e)	Form of Policy Rider (Additional Death Distribution+). Note 14

			(f)	Form of Policy Rider (GPS). Note 22

			(g)	Form of Policy Rider (Income Link). Note 22

			(h)	Form of Policy Rider (RIM). Note 22

			(i)	Form of Policy Rider (Retirement Income Choice 1.6). Note 14

			(j)	Form of Policy Rider (Transamerica Income Edge). Note 25

		(5)	(a)	Form of Application. Note 22

			(b)	Form of Application (I-Share). Note 27.

		(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

		(b)		By-Laws of Transamerica Life Insurance Company. Note 2

		(7)		Reinsurance Agreements. Not Applicable

		(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

			(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

			(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

			(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

			(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 19

			(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 22

			(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 29

		(8)	(b)	Participation Agreement (American Funds). Note 7

			(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

			(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

			(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 18

			(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 20

			(b)(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 26

			(b)(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 29

		(8)	(c)	Participation Agreement (Fidelity). Note 8

			(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 8

			(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

			(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 15

			(c)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 29

		(8)	(d)	Participation Agreement (GE). Note 7

			(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

			(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 15

			(d)(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 31

		(8)	(e)	Participation Agreement (TST). Note 14

			(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 15

			(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 17

			(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 18

			(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 19

			(e)(5)	Amended No. 2 to Participation Agreement (TST). Note 20

			(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 22

			(e)(7)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 23

			(e)(8)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 24

			(e)(9)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 24

			(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 24

			(e)(11)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 28

			(e)(12)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 29

			(e)(13)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 31

(8)	(f)	Participation Agreement (Vanguard). Note 9

	(f)(1)	Seventh Amendment to Participation Agreement (Vanguard). Note 11

	(f)(2)	Eighth Amendment to Participation Agreement (Vanguard). Note 11

	(f)(3)	Ninth Amendment to Participation Agreement (Vanguard). Note 19

	(f)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Vanguard). Note 30

	(f)(5)	Amended Schedule A to Participation Agreement dated September 22, 2017 (Vanguard). Note 32

(8)	(g)	Participation Agreement (Wanger). Note 10

(9)		Opinion and Consent of Counsel. Note 32

(10)		Consent of Independent Registered Public Accounting Firm. Note 32

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. (Blake S. Bostwick, Eric J. Martin, Mark W. Mullin, David Schulz, Jay Orlandi, C. Michiel van Katwijk) Note 32

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-109579) filed on January 16, 2004.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-62738) filed on October 11, 2002.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-186031) filed on January 15, 2013.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2005.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 333-83957) filed on August 30, 2010.

Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-186031) filed on April 10, 2013.

Note 15.	Incorporated herein by reference to the Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 16.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 17.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186031) filed on April 29, 2014.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-186031) filed on April 24, 2015.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186031) filed on April 27, 2016.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186032) filed on October 31, 2016.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-186031) filed on December 9, 2016.

Note 28.	Incorporated herein by reference to the Initial Filing to Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-186031) filed on April 24, 2017.

Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.

Note 32.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2017, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
Aegon Affordable Housing Debt Fund II, LLC	Delaware	Members: Manager Member - AHDF Manager II, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (49.099490%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliate of AEGON, Citibank, N.A. (48.99510%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments
Aegon LIHTC Fund 55, LLC	Delaware	Members: Investor Member - Transamerica Premier Life Insurance Company (99.99%); Managing Member - Aegon Community Investments 55, LLC.	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (85.1798%); Transamerica Premier Life Insurance Company (14.8202%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%)	Investments
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AHDF Manager II, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson- Pilot Life Insurance Company, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%) J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. ( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non- affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Natural Resources Alternatives Portfolio I, LLC	Delaware

Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC

Investment vehicle - to invest in Natural Resources
New Markets Community Investment Fund, LLC	Iowa	Members: AEGON Institutional Markets, Inc. (50%); AEGON USA Realty Advisors, Inc. (50%)	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL - MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non- affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Rock Springs Drive, LLC	Maryland	Members: RCC North America LLC (98%); non-affiliate of AEGON, Longshore Ventures, LLC (2%)	Investments
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
Southwest Equity General Company	Arizona	Sole Shareholder: AEGON Direct Marketing Services International, LLC	General corporation
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (44.17%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Firebird Re Corp. (1.30%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2018, there were 137 Contract owners for Transamerica Advisor Elite II; and 43 Contract owners for Transamerica Variable Annuity I-Share.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Mike Curran	(3)	Chief Compliance Officer

Gregory E. Miller-Breetz	(1)	Secretary

Vincent J. Toner	(3)	Vice President

John Koehler	(3)	Vice President

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$88,101	0	0	0

(1)	Fiscal Year 2017

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of April, 2018.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 30, 2018

* Eric J. Martin	Controller, Senior Vice President and Assistant Treasurer	April 30, 2018

* Mark W. Mullin	Director and Chairman of the Board	April 30, 2018

* Jay Orlandi	Director, Executive Vice President, Secretary and General Counsel	April 30, 2018

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 30, 2018

* C. Michiel van Katwijk	Director, Executive Vice President, Chief Financial Officer and Treasurer	April 30, 2018

/s/ Alison Ryan Alison Ryan	Assistant Secretary	April 30, 2018

*	By: Alison Ryan—Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 – 186031

811 - 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA ADVISOR ELITE II

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.~~*~~
8(f)(5)	Amended Schedule A to Participation Agreement dated September 22, 2017 (Vanguard)
9	Opinion and Consent of Counsel
10	Consent of Independent Registered Public Accounting Firm
13	Powers of Attorney

* Page numbers included only in manually executed original.